Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

June 30, 2022 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 83.8%
COMMON STOCK — 20.8%
Africa — 0.0%
Materials — 0.0%
Gold Fields Ltd., ADR	12,600	$114,912
IAMGOLD Corp. (a)	31,000	49,910

		164,822

Total Africa		164,822

Asia — 0.2%
Consumer Discretionary Products — 0.0%
Li Auto, Inc., ADR (a)	14,100	540,171
Niu Technologies, ADR (a)	6,700	57,620

		597,791

Consumer Discretionary Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a)	36,410	741,308
TAL Education Group, ADR (a)	21,500	104,705

		846,013

Financial Services — 0.1%
Bridgetown Holdings Ltd., Class A (a)	9,406	93,307
Catcha Investment Corp., Class A (a)	12,099	118,812
L Catterton Asia Acquisition Corp., Class A (a),(b),(c)	310,002	3,038,020
LexinFintech Holdings Ltd., ADR (a)	2,000	4,460
Noah Holdings Ltd., ADR (a)	1,700	34,391

		3,288,990

Health Care — 0.0%
Burning Rock Biotech Ltd., ADR (a)	1,500	4,365
I-Mab, ADR (a)	2,500	28,250
Sinovac Biotech Ltd. (a),(d)	200	1,294
Takeda Pharmaceutical Co. Ltd., ADR	9	126

		34,035

Industrial Products — 0.0%
China Yuchai International Ltd.	245	2,161
Hollysys Automation Technologies Ltd.	2,300	34,040

		36,201

Industrial Services — 0.0%
Grindrod Shipping Holdings Ltd.	2,700	46,305
Textainer Group Holdings Ltd.	1,200	32,892

		79,197

Media — 0.1%
Autohome, Inc., ADR	11,700	460,161
Hello Group, Inc., ADR	1,500	7,575
HUYA, Inc., ADR (a)	3,500	13,580
Tencent Music Entertainment Group, ADR (a)	123,700	620,974
Weibo Corp., ADR (a)	2,600	60,138

		1,162,428

Oil & Gas — 0.0%
China Petroleum & Chemical Corp., ADR	500	22,395

Real Estate — 0.0%
Nam Tai Property, Inc. (a)	3,700	15,595

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Retail & Wholesale - Discretionary — 0.0%
Pinduoduo, Inc., ADR (a)	5,400	$333,720

Software & Technology Services — 0.0%
Agora, Inc., ADR (a)	6,700	44,019
Infosys Ltd., ADR	300	5,553
NiSun International Enterprise Development Group Co. Ltd. (a)	1,300	821
WNS Holdings Ltd., ADR (a)	1,400	104,496

		154,889

Tech Hardware & Semiconductors — 0.0%
ASE Technology Holding Co., Ltd., ADR	200	1,034
ChipMOS Technologies, Inc., ADR	100	2,498
MagnaChip Semiconductor Corp. (a)	1,300	18,889
NXP Semiconductors NV	200	29,606
Silicon Motion Technology Corp., ADR	600	50,220
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,100	335,175
United Microelectronics Corp., ADR (a)	4,100	27,757
Zepp Health Corp., ADR	900	1,665

		466,844

Telecommunications — 0.0%
KT Corp., ADR	300	4,188

Total Asia		7,042,286

Europe — 0.3%
Biotechnology & Pharmaceuticals — 0.0%
Contra Aduro Biotech I (d)	1,040	0

Consumer Discretionary Products — 0.0%
Autoliv, Inc.	900	64,413

Containers & Packaging — 0.0%
Amcor plc	100	1,243

Financial Services — 0.1%
IX Acquisition Corp., Class A (a)	20,004	196,239
ScION Tech Growth I, Class A (a),(b)	146,939	1,451,757
ScION Tech Growth II, Class A (a),(b),(c)	300,000	2,940,000

		4,587,996

Health Care — 0.1%
Affimed NV (a)	200	554
Amarin Corp. plc, ADR (a)	7,000	10,430
ATAI Life Sciences NV (a)	3,300	12,012
Bicycle Therapeutics plc, ADR (a)	7,900	132,562
Compass Pathways plc, ADR (a)	4,400	47,608
Fresenius Medical Care AG & Co. KGaA, ADR	1,100	27,434
Galecto, Inc. (a)	1,800	3,114
Genfit, ADR (a)	200	644
Koninklijke Philips NV	1,462	31,477
Merus NV (a)	1,600	36,224
Novartis AG, ADR	30,200	2,552,806
Prothena Corp. plc (a)	6,900	187,335

		3,042,200

Industrial Products — 0.0%
Arrival SA (a)	30,300	47,874
Luxfer Holdings plc	1,800	27,216

		75,090

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Industrial Services — 0.0%
Ardmore Shipping Corp. (a)	100	$697
Diana Shipping, Inc.	7,953	38,095
EuroDry Ltd. (a)	600	10,854
Euroseas Ltd.	200	4,780
Frontline Ltd. (a)	32,600	288,836
GasLog Partners LP	9,300	51,615
Global Ship Lease, Inc., Class A	6,000	99,120
Golden Ocean Group Ltd.	5,820	67,745
Safe Bulkers, Inc.	16,600	63,412
Scorpio Tankers, Inc.	15,700	541,807
SFL Corp. Ltd.	16,900	160,381
Star Bulk Carriers Corp.	20,700	517,293
TORM plc, A Shares (a)	400	5,420
Tsakos Energy Navigation Ltd.	5,300	47,541

		1,897,596

Insurance — 0.0%
Aegon NV	200	876

Materials — 0.0%
ArcelorMittal	8,500	192,100
Linde plc	400	115,012
Mercer International, Inc.	4,000	52,600

		359,712

Oil & Gas — 0.1%
BP plc (c)	67,548	317,171
BP plc, ADR	5,000	141,750
Eni SpA (c)	64,180	761,217
Equinor ASA (c)	5,670	197,574
Shell plc (c)	82,887	2,150,713
Shell plc, ADR	8,400	439,236
TechnipFMC plc (a)	120,800	812,984
TotalEnergies SE (c)	15,288	804,714

		5,625,359

Software & Technology Services — 0.0%
Endava plc, ADR (a)	1,500	132,405
Materialise NV, ADR (a)	2,700	36,774

		169,179

Telecommunications — 0.0%
Vodafone Group PLC, ADR	400	6,232

Total Europe		15,829,896

Middle East — 0.1%
Consumer Discretionary Products — 0.0%
Innoviz Technologies Ltd. (a)	1,100	4,312

Consumer Discretionary Services — 0.0%
NEOGAMES SA (a)	1,400	18,774

Financial Services — 0.0%
ION Acquisition Corp., 3 Ltd., Class A (a),(b),(c)	209,600	2,043,600

Health Care — 0.0%
Compugen Ltd. (a)	1,000	1,850
Oramed Pharmaceuticals, Inc. (a)	10,400	47,632

		49,482

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Industrial Products — 0.0%
Camtek Ltd. (a)	100	$2,486
Kornit Digital Ltd. (a)	11,200	355,040

		357,526

Materials — 0.0%
Eldorado Gold Corp. (a)	24,200	154,638
ICL Group Ltd.	900	8,172

		162,810

Software & Technology Services — 0.1%
Check Point Software Technologies Ltd. (a)	18,300	2,228,574
ironSource Ltd., A Shares (a)	32,700	77,826
JFrog Ltd. (a)	10,700	225,449
Radware Ltd. (a)	4,200	91,014
Sapiens International Corp. NV	100	2,419
Wix.com Ltd. (a)	8,700	570,285

		3,195,567

Tech Hardware & Semiconductors — 0.0%
Silicom Ltd. (a)	100	3,365

Telecommunications — 0.0%
Allot Ltd. (a)	2,900	14,181

Total Middle East		5,849,617

North America — 20.1%
Apparel & Textile Products — 0.0%
Brilliant Earth Group, Inc., Class A (a)	200	950

Banking — 0.3%
1st Source Corp.	300	13,620
ACNB Corp.	200	5,938
Alerus Financial Corp.	400	9,524
Allegiance Bancshares, Inc.	200	7,552
Ames National Corp.	400	8,872
Arrow Financial Corp.	199	6,330
Bancorp, Inc. (a)	700	13,664
Bank of America Corp.	1,100	34,243
Bank of Marin Bancorp	400	12,712
Bank of NT Butterfield & Son Ltd.	300	9,357
BankFinancial Corp.	355	3,333
Bankwell Financial Group, Inc.	800	24,840
Bar Harbor Bankshares	200	5,172
BayCom Corp.	1,200	24,816
Blue Ridge Bankshares, Inc.	900	13,788
Bridgewater Bancshares, Inc. (a)	400	6,456
Brookline Bancorp, Inc.	3,000	39,930
Business First Bancshares, Inc.	400	8,524
Byline Bancorp, Inc.	1,100	26,180
Cambridge Bancorp	100	8,270
Camden National Corp.	400	17,620
Capital Bancorp, Inc.	200	4,340
Capital City Bank Group, Inc.	200	5,578
Capitol Federal Financial, Inc.	500	4,590
Capstar Financial Holdings, Inc.	700	13,734
Carter Bankshares, Inc. (a)	1,000	13,200
CBTX, Inc.	1,000	26,590
Central Pacific Financial Corp.	1,100	23,595
Central Valley Community Bancorp	600	8,700
Citizens Financial Group, Inc.	35	1,249
Civista Bancshares, Inc.	500	10,630
CNB Financial Corp.	300	7,257
Coastal Financial Corp. (a)	500	19,060

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Codorus Valley Bancorp, Inc.	100	$2,251
Colony Bankcorp, Inc.	200	3,018
Columbia Banking System, Inc.	1,800	51,570
Community Trust Bancorp, Inc.	500	20,220
ConnectOne Bancorp, Inc.	1,300	31,785
CrossFirst Bankshares, Inc. (a)	1,300	17,160
Customers Bancorp, Inc (a)	1,000	33,900
Eagle Bancorp, Inc.	2,000	94,820
Equity Bancshares, Inc., Class A	400	11,664
Esquire Financial Holdings, Inc.	300	9,990
Farmers National Banc Corp.	1,000	15,000
Financial Institutions, Inc.	500	13,010
First Bancorp	700	24,430
First Bancshares, Inc. (The)	1,000	28,600
First Busey Corp.	2,800	63,980
First Business Financial Services, Inc.	600	18,714
First Commonwealth Financial Corp.	2,600	34,892
First Community Bankshares, Inc.	300	8,823
First Community Corp.	100	1,917
First Financial Bankshares, Inc.	300	11,781
First Financial Corp.	1,000	44,500
First Foundation, Inc.	1,900	38,912
First Internet Bancorp	200	7,364
First Merchants Corp.	301	10,722
First of Long Island Corp. (The)	500	8,765
Five Star Bancorp	200	5,284
Flushing Financial Corp.	100	2,126
FS Bancorp, Inc.	861	24,719
FVCBankcorp, Inc. (a)	1,100	20,713
German American Bancorp, Inc.	300	10,254
Great Southern Bancorp, Inc.	300	17,568
Guaranty Bancshares, Inc.	100	3,625
HBT Financial, Inc.	100	1,787
Heritage Commerce Corp.	2,300	24,587
Heritage Financial Corp.	2,200	55,352
Hilltop Holdings, Inc.	600	15,996
Home Bancorp, Inc.	100	3,413
HomeTrust Bancshares, Inc.	600	15,000
Horizon Bancorp, Inc.	1,800	31,356
Independent Bank Corp.	1,200	23,136
Investar Holding Corp.	200	4,380
JPMorgan Chase & Co.	6,900	777,009
Kearny Financial Corp.	1,100	12,221
KeyCorp	100	1,723
Lakeland Bancorp, Inc.	2,335	34,138
Lakeland Financial Corp.	100	6,642
LCNB Corp.	300	4,485
Live Oak Bancshares, Inc.	2,400	81,336
Luther Burbank Corp.	600	7,830
Macatawa Bank Corp.	1,000	8,840
Mercantile Bank Corp.	400	12,780
Merchants Bancorp	350	7,935
Meridian Corp.	100	3,030
Metrocity Bankshares, Inc.	600	12,186
Metropolitan Bank Holding Corp. (a)	1,300	90,246
Midland States Bancorp, Inc.	900	21,636
MidWestOne Financial Group, Inc.	200	5,944
National Bank Holdings Corp., Class A	200	7,654
National Bankshares, Inc.	100	3,140
NBT Bancorp, Inc.	1,000	37,590
Northeast Bank	100	3,653
Northrim BanCorp, Inc.	400	16,104

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
OceanFirst Financial Corp. (b)	689,483	$13,189,810
OFG Bancorp	400	10,160
Old Second Bancorp, Inc.	3,200	42,816
OP Bancorp	200	2,098
Origin Bancorp, Inc.	500	19,400
PacWest Bancorp	500	13,330
PCB Bancorp	1,700	31,756
PCSB Financial Corp.	1,800	34,362
Peapack Gladstone Financial Corp.	600	17,820
Penns Woods Bancorp, Inc.	100	2,309
Peoples Bancorp, Inc.	1,300	34,580
Ponce Financial Group, Inc. (a)	800	7,392
Preferred Bank	100	6,802
Premier Financial Corp.	248	6,287
Primis Financial Corp.	900	12,267
Professional Holding Corp., Class A (a)	700	14,035
Provident Bancorp, Inc.	500	7,850
QCR Holdings, Inc.	500	26,995
RBB Bancorp	600	12,402
Renasant Corp.	1,800	51,858
Republic First Bancorp, Inc. (a)	6,700	25,527
Richmond Mutual BanCorp, Inc.	100	1,398
Riverview Bancorp, Inc.	300	1,974
S&T Bancorp, Inc.	1,700	46,631
Shore Bancshares, Inc.	1,600	29,600
Sierra Bancorp	300	6,519
Silvergate Capital Corp., Class A (a)	100	5,353
Simmons First National Corp., Class A	1	21
SmartFinancial, Inc.	200	4,832
Southern First Bancshares, Inc. (a)	100	4,359
Territorial Bancorp, Inc.	200	4,170
Texas Capital Bancshares, Inc. (a)	2,900	152,656
Timberland Bancorp, Inc.	100	2,500
Towne Bank	400	10,860
Trico Bancshares	800	36,512
TrustCo Bank Corp.	720	22,205
Trustmark Corp.	2,300	67,137
Univest Financial Corp.	1,100	27,984
US Bancorp	400	18,408
Waterstone Financial, Inc.	700	11,935
Wells Fargo & Co.	600	23,502
Western New England Bancorp, Inc.	500	3,730

		16,514,612

Biotechnology & Pharmaceuticals — 0.0%
Cognition Therapeutics, Inc. (a)	500	1,065
Contra StrongBridge (d)	5,000	0

		1,065

Consumer Discretionary Products — 0.2%
ACCO Brands Corp.	9,800	63,994
Aeva Technologies, Inc. (a)	2,600	8,138
Allbirds, Inc., Class A (a)	100	393
American Outdoor Brands, Inc. (a)	2,300	21,873
Beazer Homes USA, Inc. (a)	2,000	24,140
Caesarstone Ltd.	900	8,217
Canada Goose Holdings, Inc. (a)	14,600	262,946
Canoo, Inc. (a)	100	185
Charles & Colvard Ltd. (a)	2,100	2,604
Clarus Corp.	1,000	18,990
Cooper-Standard Holding, Inc. (a)	3,500	17,465
Crocs, Inc. (a)	2,900	141,143

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Culp, Inc.	400	$1,720
Delta Apparel, Inc. (a)	100	2,837
Escalade, Inc.	100	1,299
Flexsteel Industries, Inc.	300	5,400
Forestar Group, Inc. (a)	1,000	13,690
Fortune Brands Home & Security, Inc.	12,100	724,548
Funko, Inc., Class A (a)	4,700	104,904
Griffon Corp.	200	5,606
Hooker Furniture Corp.	1,500	23,325
JAKKS Pacific, Inc. (a)	600	7,596
Kimball International, Inc., Class B	1,900	14,573
Kontoor Brands, Inc.	3,700	123,469
Landsea Homes Corp. (a)	2,100	13,986
Levi Strauss & Co., Class A	1,300	21,216
Luminar Technologies, Inc. (a)	200	1,186
Masco Corp.	100	5,060
Masonite International Corp. (a)	400	30,732
Miller Industries, Inc.	1,000	22,670
Motorcar Parts of America, Inc. (a)	100	1,312
Nautilus, Inc. (a)	2,200	3,850
Newell Brands, Inc.	700	13,328
NIKE, Inc., Class B	1,900	194,180
Purple Innovation, Inc. (a)	1,400	4,284
PVH Corp.	4,300	244,670
QuantumScape Corp. (a)	3,700	31,783
Steven Madden Ltd.	6,500	209,365
Superior Group of Cos., Inc.	200	3,550
Superior Industries International, Inc. (a)	1,600	6,320
Tapestry, Inc.	8,100	247,212
Tenneco, Inc., Class A (a)	9,100	156,156
Tesla, Inc. (a)	8,800	5,926,096
Toll Brothers, Inc.	1,800	80,280
TRI Pointe Homes, Inc. (a)	7,000	118,090
Under Armour, Inc., Class A (a)	8,300	69,139
Urban Outfitters, Inc. (a)	16,400	306,024
Velodyne Lidar, Inc. (a)	56,100	53,587
Westport Fuel Systems, Inc. (a)	26,900	27,169

		9,390,300

Consumer Discretionary Services — 0.1%
2U, Inc. (a)	13,200	138,204
Accel Entertainment, Inc. (a)	2,700	28,674
Allied Esports Entertainment, Inc. (a)	1,200	1,716
BJ’s Restaurants, Inc. (a)	2,700	58,536
Bluegreen Vacations Holding Corp.	800	19,968
Carriage Services, Inc.	1,400	55,510
Carrols Restaurant Group, Inc.	600	1,212
Century Casinos, Inc. (a)	1,700	12,240
Chegg, Inc. (a)	33,900	636,642
Choice Hotels International, Inc.	300	33,489
Cinemark Holdings, Inc. (a)	5,500	82,610
Coursera, Inc. (a)	400	5,672
Dave & Buster’s Entertainment, Inc. (a)	12,900	422,862
Denny’s Corp. (a)	4,400	38,192
DineEquity, Inc.	3,400	221,272
DraftKings, Inc., Class A (a)	18,370	214,378
El Pollo Loco Holdings, Inc. (a)	2,700	26,568
Everi Holdings, Inc. (a)	14,500	236,495
Fiesta Restaurant Group, Inc. (a)	100	714
Full House Resorts, Inc. (a)	2,300	13,984
GAN Ltd. (a)	9,900	29,304
Golden Entertainment, Inc. (a)	1,200	47,460

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
International Game Technology PLC	35,000	$649,600
Lincoln Educational Services Corp. (a)	2,900	18,299
Lindblad Expeditions Holdings, Inc. (a)	600	4,860
McDonald’s Corp.	400	98,752
Monarch Casino & Resort, Inc. (a)	500	29,335
Noodles & Co. (a)	4,400	20,680
Norwegian Cruise Line Holdings Ltd. (a)	1,500	16,680
ONE Group Hospitality, Inc. (The) (a)	1,900	14,003
Perdoceo Education Corp (a)	100	1,178
Planet Fitness, Inc., Class A (a)	9,200	625,692
Playa Hotels & Resorts NV (a)	29,900	205,413
Red Robin Gourmet Burgers, Inc. (a)	3,200	25,696
Ruth’s Hospitality Group, Inc.	3,200	52,032
SeaWorld Entertainment, Inc. (a)	12,100	534,578
Shake Shack, Inc., Class A (a)	4,600	181,608
Stride, Inc. (a)	2,300	93,817
Target Hospitality Corp. (a)	5,600	31,976
Universal Technical Institute, Inc. (a)	3,300	23,529
Vail Resorts, Inc.	200	43,610
Virgin Galactic Holdings, Inc. (a)	7,200	43,344
Waitr Holdings, Inc. (a)	1,700	260
Wingstop, Inc.	900	67,293
Wyndham Hotels & Resorts, Inc.	200	13,144
XpresSpa Group, Inc. (a)	4,400	3,038

		5,124,119

Consumer Staple Products — 0.4%
Alico, Inc.	200	7,126
Altria Group, Inc.	146,300	6,110,951
AquaBounty Technologies, Inc. (a)	13,700	23,427
Aurora Cannabis, Inc. (a)	10,400	13,728
B&G Foods, Inc	7,800	185,484
Cadiz, Inc. (a)	1,400	3,262
Cal-Maine Foods, Inc.	100	4,941
Campbell Soup Co.	1,100	52,855
Canopy Growth Corp. (a)	4,000	11,400
Clorox Co. (The)	5,000	704,900
elf Beauty, Inc. (a)	2,100	64,428
Hain Celestial Group, Inc. (a)	1,000	23,740
Honest Co., Inc. (The) (a)	14,100	41,172
Hostess Brands, Inc. (a)	11,300	239,673
J. M. Smucker Co.	4,000	512,040
Kimberly-Clark Corp.	15,300	2,067,795
Kraft Heinz Co.	56,900	2,170,166
Limoneira Co.	1,000	14,090
McCormick & Co., Inc.	1,600	133,200
Molson Coors Beverage Co., Class B	4,800	261,648
Mondelez International, Inc., Class A	40,700	2,527,063
Nature’s Sunshine Products, Inc. (a)	1,000	10,670
Oatly Group AB, ADR (a)	4,600	15,916
PepsiCo, Inc.	14,100	2,349,906
Procter & Gamble Co.	100	14,379
Quanex Building Products Corp.	500	11,375
Real Good Food Co., Inc. (The) (a)	300	2,109
Sanderson Farms, Inc.	2,400	517,272
SunOpta, Inc. (a)	5,400	42,012
Tejon Ranch Co. (a)	700	10,864
Vital Farms, Inc. (a)	200	1,750

		18,149,342

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Financial Services — 10.5%
7GC & Co. Holdings, Inc., Class A (a),(b),(c)	272,000	$2,671,040
ABG Acquisition Corp. (a),(b),(c)	300,000	2,937,000
Accelerate Acquisition Corp., Class A (a),(b)	46,849	457,246
Accretion Acquisition Corp. (a)	22,421	220,847
ACRES Commercial Realty Corp. (a)	433	3,546
Acropolis Infrastructure Acquisition Corp. (a),(b),(c)	500,001	4,835,010
Adara Acquisition Corp., Class A (a)	29,182	288,610
Adit EdTech Acquisition Corp. (a),(b),(c)	203,364	2,001,102
Aesther Healthcare Acquisition Corp, Class A (a)	14,500	147,175
AF Acquisition Corp., Class A (a)	19,467	189,609
Agile Growth Corp., Class A (a)	1,455	14,288
Air Lease Corp.	12,300	411,189
Alpha Partners Technology Merger Corp., Class A (a),(b),(c)	500,001	4,840,010
AltC Acquisition Corp., Class A (a),(b),(c)	375,000	3,618,750
AltEnergy Acquisition Corp. (a)	12,170	121,457
Altimar Acquisition Corp. III, Class A (a)	1,006	9,869
Altimeter Growth Corp. 2, Class A (a)	16,138	159,121
Amerant Bancorp, Inc.	100	2,812
American Express Co.	800	110,896
Anthemis Digital Acquisitions I Corp. (a),(b),(c)	472,500	4,715,550
Anzu Special Acquisition Corp., Class A (a),(b)	46,634	457,013
Apeiron Capital Investment Corp., Class A (a)	507	5,060
Apollo Investment Corp.	9,000	96,930
Apollo Strategic Growth Capital, Class A (a),(b),(c)	450,000	4,423,500
Arbor Rapha Capital Bioholdings Corp. I (a)	57,714	578,871
Arctos NorthStar Acquisition Corp., Class A (a),(b)	39,804	390,875
Arena Fortify Acquisition Corp., Class A (a),(b)	87,300	876,492
Ares Acquisition Corp., Class A (a),(b)	47,736	469,245
Ares Capital Corp.	31,000	555,830
Argus Capital Corp., Class A (a),(b),(c)	452,532	4,525,320
Arlington Asset Investment Corp., Class A (a)	2,300	7,475
Arrowroot Acquisition Corp. (a),(b)	35,000	341,250
ARYA Sciences Acquisition Corp., Class A (a)	7,600	74,708
ARYA Sciences Acquisition Corp., Class A (a),(b),(c)	147,703	1,435,673
AssetMark Financial Holdings, Inc. (a)	900	16,893
Athena Consumer Acquisition Corp., Class A (a),(b),(c)	524,114	5,251,622
Athlon Acquisition Corp. (a),(b),(c)	465,000	4,580,250
Atlantic Avenue Acquisition Corp., Class A (a)	15,000	148,725
Atlantic Coastal Acquisition Corp. (a)	55,000	546,150
Atlantic Coastal Acquisition Corp., Class A (a)	711	6,954
Atlanticus Holdings Corp. (a)	200	7,034
Austerlitz Acquisition Corp., Class A (a),(b)	35,631	347,402
Austerlitz Acquisition Corp. II, Class A (a),(b)	203,700	1,986,075
Authentic Equity Acquisition Corp., Class A (a),(b),(c)	550,000	5,417,500
Avista Public Acquisition Corp. II, Class A (a),(b),(c)	458,199	4,636,974
B Riley Principal 250 Merger Corp., Class A (a),(b),(c)	247,911	2,417,132
Bain Capital Specialty Finance, Inc.	4,100	55,801
Bank of New York Mellon Corp.	5,700	237,747
Barings BDC, Inc.	7,600	70,756
Belong Acquisition Corp., Class A (a)	34,953	342,889
Berenson Acquisition Corp., Class A (a)	30,454	297,231
BGC Partners, Inc., Class A	41,200	138,844
Big Sky Growth Partners, Inc. (a)	29,359	285,957
Bilander Acquisition Corp., Class A (a),(b),(c)	365,048	3,533,665
Bite Acquisition Corp. (a)	12,867	126,225
Black Mountain Acquisition Corp., Class A (a),(b),(c)	472,500	4,701,375
BlackRock Capital Investment Corp.	7,381	27,088
BlackRock TCP Capital Corp.	4,900	61,397
BlackRock, Inc.	2,100	1,278,984
Blockchain Coinvestors Acquisition Corp., Class A (a),(b)	35,011	347,309
Blucora, Inc. (a)	4,200	77,532
BlueRiver Acquisition Corp., Class A (a),(b),(c)	142,902	1,404,727
BrightSpire Capital, Inc.	10,900	82,295

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Build Acquisition Corp., Class A (a),(b)	51,304	$500,727
Bullpen Parlay Acquisition Co., Class A (a),(b),(c)	378,000	3,821,580
Burtech Acquisition Corp., Class A (a)	34,004	338,000
C5 Acquisition Corp. (a),(b)	200,100	1,998,999
Capital Southwest Corp.	4,600	84,732
Carlyle Group, Inc.	200	6,332
Carney Technology Acquisition Corp. II, Class A (a)	34,529	340,801
Catalyst Partners Acquisition Corp., Class A (a),(b),(c)	250,000	2,435,000
Cboe Global Markets, Inc.	1,900	215,061
CC Neuberger Principal Holdings III, Class A (a),(b),(c)	405,675	3,991,842
CENAQ Energy Corp., Class A (a),(b)	174,100	1,751,446
CF Acquisition Corp. IV, Class A (a),(b),(c)	465,000	4,575,600
Chardan NexTech Acquisition 2 Corp. (a)	74,500	753,940
Charles Schwab Corp.	24,000	1,516,320
Cherry Hill Mortgage Investment Corp.	4,500	28,800
Churchill Capital Corp., Class A (a),(b),(c)	461,695	4,516,697
Churchill Capital Corp. V, Class A (a),(b)	51,081	502,126
Clarim Acquisition Corp., Class A (a),(b)	95,051	933,401
Climate Real Impact Solutions II Acquisition Corp., Class A (a),(b),(c)	256,050	2,516,971
CME Group, Inc.	4,300	880,210
Coinbase Global, Inc., Class A (a)	46,900	2,205,238
Colicity, Inc., Class A (a),(b),(c)	465,000	4,561,650
Colonnade Acquisition Corp. II, Class A (a),(b),(c)	310,000	3,034,900
Compass Digital Acquisition Corp. (a),(b),(c)	375,018	3,618,924
Compute Health Acquisition Corp., Class A (a),(b),(c)	465,000	4,561,650
Concord Acquisition Corp. III, Class A (a),(b),(c)	378,000	3,757,320
Constellation Acquisition Corp. I, Class A (a),(b)	48,101	472,833
Consumer Portfolio Services, Inc. (a)	100	1,025
Corner Growth Acquisition Corp., Class A (a),(b),(c)	375,000	3,697,500
Corsair Partnering Corp. (a),(b),(c)	375,000	3,630,000
COVA Acquisition Corp., Class A (a),(b),(c)	186,700	1,835,261
Cowen, Inc., Class A	2,900	68,701
Credit Acceptance Corp. (a)	200	94,682
Crescent Capital Bdc, Inc	2,600	40,300
Crucible Acquisition Corp., Class A (a)	904	8,895
D & Z Media Acquisition Corp., Class A (a)	7,400	72,594
Decarbonization Plus Acquisition Corp. IV, Class A (a),(b),(c)	334,400	3,313,904
DHB Capital Corp., Class A (a)	9,434	92,265
DHC Acquisition Corp., Class A (a),(b)	160,795	1,575,791
DiamondHead Holdings Corp., Class A (a)	14,635	143,862
Digital Transformation Opportunities Corp. (a),(b)	37,500	366,750
dMY Technology Group, Inc. (a),(b),(c)	217,060	2,122,847
DP Cap Acquisition Corp., Class A (a),(b),(c)	472,500	4,701,375
Dragoneer Growth Opportunities Corp., Class A (a),(b),(c)	270,531	2,643,088
Dynex Capital, Inc.	100	1,592
Edify Acquisition Corp., Class A (a)	900	8,838
Elevate Credit, Inc. (a)	2,600	6,136
Ellington Residential Mortgage REIT	1,000	7,470
Elliott Opportunity II Corp., Class A (a),(b),(c)	375,000	3,645,000
Enterprise 4.0 Technology Acquisition Corp. (a),(b),(c)	500,000	5,015,000
Epiphany Technology Acquisition Corp., Class A (a),(b),(c)	291,000	2,857,620
EQ Health Acquisition Corp., Class A (a)	10,920	107,344
ExcelFin Acquisition Corp., Class A (a),(b),(c)	468,700	4,689,343
EZCORP, Inc., Class A (a)	7,100	53,321
FG Acquisition Corp., Class A (a),(c)	189,198	1,831,437
Fidus Investment Corp.	2,300	40,135
Fifth Wall Acquisition Corp. III, Class A (a),(b),(c)	299,136	2,910,593
Figure Acquisition Corp. I, Class A (a),(b),(c)	355,044	3,479,431
Finnovate Acquisition Corp. (a)	6,701	66,608
Fintech Evolution Acquisition Group, Class A (a),(b),(c)	310,002	3,038,020
First Light Acquisition Group, Class A (a),(b)	170,842	1,698,169
First Reserve Sustainable Growth Corp. (a),(b)	86,800	848,036

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
First Western Financial, Inc. (a)	400	$10,876
Flame Acquisition Corp., Class A (a),(b)	43,746	428,273
Flywire Corp. (a)	307,134	5,414,772
Focus Financial Partners, Inc., Class A (a)	600	20,436
Focus Impact Acquisition Corp., Class A (a)	26,955	268,202
Forest Road Acquisition Corp., Class A (a),(b),(c)	310,000	3,036,450
Fortistar Sustainable Solutions Corp., Class A (a),(b),(c)	208,700	2,047,347
Fortress Value Acquisition Corp. (a),(b)	66,343	648,171
Forum Merger IV Corp., Class A (a),(b),(c)	310,000	3,028,700
Frontier Acquisition Corp., Class A (a),(b),(c)	310,000	3,038,000
FTAC Athena Acquisition Corp., Class A (a),(b)	218,692	2,145,368
FTAC Hera Acquisition Corp., Class A (a),(b),(c)	310,000	3,038,000
FTAC Parnassus Acquisition Corp., Class A (a),(b)	312,834	3,081,415
Fusion Acquisition Corp. II, Class A (a),(b)	201,492	1,976,636
G Squared Asend II, Inc., Class A (a),(b),(c)	276,531	2,712,769
G&P Acquisition Corp., Class A (a)	115	1,143
Gaming & Hospitality Acquisition Corp., Class A (a)	700	6,846
GATX Corp.	700	65,912
Gladstone Acquisition Corp., Class A (a)	55,172	556,134
Gladstone Capital Corp.	3,400	34,306
Gladstone Investment Corp.	2,700	38,016
Global Partner Acquisition Corp. II, Class A (a)	14,462	142,595
Goal Acquisitions Corp. (a),(b)	90,180	883,764
Golden Arrow Merger Corp. (a),(b)	105,465	1,031,448
Golub Capital BDC, Inc.	1,000	12,960
Gores Technology Partners II, Inc., Class A (a),(b)	250,000	2,447,500
Gores Technology Partners, Inc., Class A (a),(b),(c)	211,500	2,070,585
Granite Point Mortgage Trust, Inc.	3,800	36,366
Great Ajax Corp.	1,800	17,262
Great Elm Capital Corp.	220	2,772
Greenhill & Co., Inc.	3,000	27,660
Growth For Good Acquisition Corp. (a),(b),(c)	378,000	3,696,840
Healthcare servise Acquisition Corp., Class A (a),(b)	79,477	782,054
Hercules Capital, Inc.	15,800	213,142
Home BancShares, Inc.	100	2,077
Horizon Technology Finance Corp.	4,300	49,622
IG Acquisition Corp., Class A (a)	1,800	17,820
Innovative International Acquisition Corp., Class A (a)	3,882	39,014
Insight Acquisition Corp., Class A (a)	31,634	310,646
Intercontinental Exchange, Inc.	1,900	178,676
International Media Acquisition Corp., Class A (a),(b)	86,024	858,089
International Money Express, Inc. (a)	6,200	126,914
InterPrivate II Acquisition Corp., Class A (a),(b),(c)	225,195	2,204,659
InterPrivate IV InfraTech Partners, Inc., Class A (a),(b)	91,537	897,063
Invesco Ltd.	35,700	575,841
Investcorp India Acquisition Corp. (a),(b),(c)	162,382	1,635,187
Itiquira Acquisition Corp., Class A (a)	428	4,212
Jaguar Global Growth Corp., Class A (a),(b),(c)	214,600	2,133,124
Janus Henderson Group plc	4,500	105,795
Jaws Hurricane Acquisition Corp., Class A (a),(b),(c)	262,600	2,557,724
Jaws Juggernaut Acquisition Corp., Class A (a),(b),(c)	328,200	3,199,950
Jefferies Financial Group, Inc.	600	16,572
Jiya Acquisition Corp., Class A (a)	1	10
JOFF Fintech Acquisition Corp., Class A (a),(b)	136,274	1,335,485
Kensington Capital Acquisition Corp. (a),(b),(c)	331,300	3,183,793
Kernel Group Holdings, Inc., Class A (a)	200	1,964
Khosla Ventures Acquisition Co. (a),(b)	117,412	1,144,767
Khosla Ventures Acquisition Co., Class A (a),(b),(c)	310,000	3,019,400
Kismet Acquisition Three Corp., Class A (a),(b)	203,863	1,997,857
Kismet Acquisition Two Corp., Class A (a),(b)	55,101	541,643
KKR Acquisition Holdings I Corp., Class A (a),(b),(c)	465,000	4,552,350
KKR Real Estate Finance Trust, Inc.	5,300	92,485

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
KL Acquisition Corp., Class A (a),(b)	54,884	$540,059
Ladder Capital Corp.	2,300	24,242
Landcadia Holdings IV, Inc., Class A (a),(b),(c)	465,000	4,552,350
Lazard Growth Acquisition Corp. I (a),(b),(c)	450,000	4,401,000
LDH Growth Corp., Class A (a),(b),(c)	310,000	3,028,700
Lead Edge Growth Opportunities Ltd., Class A (a),(b),(c)	434,624	4,263,661
Learn CW Investment Corp., Class A (a),(b),(c)	398,000	3,956,120
Legato Merger Corp.II (a),(b)	87,270	865,718
LendingClub Corp. (a)	26,200	306,278
LendingTree, Inc. (a)	1,200	52,584
Leo Holdings Corp. II, Class A (a)	1	10
LIV Capital Acquisition Corp., Class A (a),(b),(c)	331,200	3,318,624
Live Oak Mobility Acquisition Corp., Class A (a)	28,773	281,975
LMF Acquisition Opportunities, Inc., Class A (a)	2,398	24,364
Logan Ridge Financial Corp. (a)	183	2,873
Logistics Innovation Technologies Corp., Class A (a),(b),(c)	305,916	2,973,503
Longview Acquisition Corp., Class A (a)	28,545	278,885
M3-Brigade Acquisition II Corp., Class A (a)	200	1,962
Macondray Capital Acquisition Corp. I, Class A (a)	10,019	99,689
Manning & Napier, Inc.	3,300	41,151
Marblegate Acquisition Corp., Class A (a),(b)	86,274	852,387
Marlin Technology Corp., Class A (a),(b),(c)	408,000	4,039,200
Mason Industrial Technology, Inc., Class A (a),(b),(c)	465,000	4,547,700
Medallion Financial Corp.	500	3,200
Medicus Sciences Acquisition Corp., Class A (a)	5,952	58,330
MedTech Acquisition Corp., Class A (a),(b)	77,005	757,729
Mega Matrix Corp.	1,000	1,360
Mission Advancement Corp., Class A (a),(b)	75,005	733,549
Monroe Capital Corp.	1,500	13,545
Monument Circle Acquisition Corp., Class A (a)	14,378	141,192
Moringa Acquisition Corp., Class A (a),(b),(c)	300,000	2,946,000
Mount Rainier Acquisition Corp. (a)	600	6,012
MSD Acquisition Corp., Class A (a),(b),(c)	323,910	3,174,318
Music Acquisition Corp., Class A (a),(b)	160,509	1,572,988
Nasdaq, Inc.	10,300	1,571,162
New Mountain Finance Corp.	6,400	76,224
New Providence Acquisition Corp., Class A (a),(b)	40,000	398,400
New Vista Acquisition Corp., Class A (a)	1,501	14,740
Newcourt Acquisition Corp., Class A (a)	2,104	21,145
Newtek Business Services Corp.	3,600	68,148
Nexpoint Real Estate Finance, Inc.	500	10,135
NightDragon Acquisition Corp., Class A (a),(b),(c)	465,000	4,529,100
Noble Rock Acquisition Corp., Class A (a),(b),(c)	408,000	4,006,560
Northern Genesis Acquisition Corp. III, Class A (a),(b),(c)	465,000	4,557,000
Northern Star Investment Corp., Class A (a),(b),(c)	310,002	3,038,020
Northern Star Investment Corp. II, Class A (a),(b)	149,300	1,466,126
Northern Star Investment Corp. IV, Class A (a),(b)	359,160	3,519,768
Oaktree Specialty Lending Corp.	33,500	219,425
Ocwen Financial Corp. (a)	594	16,276
OFS Capital Corp.	1,700	16,864
Omega Alpha SPAC, Class A (a),(b),(c)	136,000	1,339,600
One Equity Partners Open Water I Corp., Class A (a),(b),(c)	430,200	4,224,564
Oportun Financial Corp. (a)	600	4,962
Oppenheimer Holdings, Inc., Class A	1,300	42,952
OPY Acquisition Corp., Class A (a)	6,781	66,725
Orion Acquisition Corp., Class A (a),(b),(c)	249,196	2,442,121
Osiris Acquisition Corp., Class A (a),(b),(c)	243,900	2,382,903
Oxford Square Capital Corp.	4,700	17,108
Pacifico Acquistion Corp. (a)	5,000	50,000
Panacea Acquisition Corp. II, Class A (a),(b),(c)	310,000	3,022,500
Parabellum Acquisition Corp., Class A (a),(b),(c)	390,000	3,837,600
Pathfinder Acquisition Corp., Class A (a)	11,708	114,973

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
PennantPark Floating Rate Capital Ltd.	5,800	$66,584
PennantPark Investment Corp.	8,000	49,440
PepperLime Health Acquisition Corp., Class A (a)	7,443	74,207
Periphas Capital Partnering Corp., Class A (a),(b)	119,345	2,926,339
Pershing Square Tontine Holdings Ltd., Class A (a),(b)	2,789,494	55,706,195
Phoenix Biotech Acquisition Corp., Class A (a),(b),(c)	153,800	1,542,614
Pine Technology Acquisition Corp., Class A (a)	233	2,276
Pivotal Investment Corp. III, Class A (a),(b),(c)	300,000	2,943,000
PJT Partners, Inc., Class A	1,500	105,420
Plum Acquisition Corp. I, Class A (a),(b),(c)	310,000	3,038,000
Pono Capital Corp., Class A (a)	60,000	606,600
Pontem Corp., Class A (a),(b),(c)	465,000	4,580,250
Population Health Investment Co., Inc., Class A (a)	5,664	56,017
Portage Fintech Acquisition Corp., Class A (a),(b),(c)	500,001	4,850,010
Portman Ridge Finance Corp.	800	18,744
Powered Brands, Class A (a),(b),(c)	340,000	3,352,400
PowerUp Acquisition Corp., Class A (a),(b),(c)	260,216	2,596,956
Priveterra Acquisition Corp., Class A (a),(b)	40,143	393,401
Property Solutions Acquisition Corp., Class A (a)	19,835	194,185
PropTech Investment Corp., Class A (a),(b),(c)	126,993	1,253,421
Prospect Capital Corp.	300	2,097
Prospector Capital Corp., Class A (a),(b)	117,312	1,155,523
RCF Acquisition Corp., Class A (a),(b)	140,000	1,394,400
Regional Management Corp.	200	7,474
Revolution Healthcare Acquisition Corp., Class A (a),(b),(c)	465,000	4,538,400
Riverview Acquisition Corp., Class A (a)	44,974	447,491
ROC Energy Acquisition Corp. (a),(b),(c)	378,000	3,764,880
Rosecliff Acquisition Corp. I, Class A (a),(b)	228,933	2,245,833
RXR Acquisition Corp., Class A (a)	9,762	95,570
Sachem Capital Corp.	4,500	18,360
Safeguard Scientifics, Inc. (a)	600	2,238
Saratoga Investment Corp.	800	19,176
Schultze Special Purpose Acquisition Corp., Class A (a)	6,940	68,290
Science Strategic Acquisition Corp. Alpha, Class A (a),(b),(c)	272,000	2,668,320
Seaport Global Acquisition Corp., Class A (a),(b)	93,237	931,438
Semper Paratus Acquisition Corp., Class A (a)	1,600	16,016
Senior Connect Acquisition Corp. I, Class A (a),(b),(c)	310,000	3,053,500
Shelter Acquisition Corp., Class A (a),(b),(c)	375,000	3,686,250
Silver Spike Acquisition Corp. II, Class A (a),(b),(c)	309,256	3,029,162
Silvercrest Asset Management Group, Inc., Class A	500	8,205
Simon Property Group Acquisition Holdings, Inc., Class A (a),(b)	44,250	433,650
Sixth Street Specialty Lending, Inc.	4,600	85,100
Skydeck Acquisition Corp., Class A (a),(b),(c)	243,900	2,375,586
Slam Corp., Class A (a),(b),(c)	449,300	4,407,633
SLR Investment Corp.	3,579	52,361
SportsTek Acquisition Corp., Class A (a),(b)	125,000	1,222,500
Springwater Special Situation (a),(b)	84,513	834,988
Sprott, Inc.	1,200	41,592
ST Energy Transition I Ltd. (a),(b),(c)	378,000	3,730,860
State Street Corp.	4,100	252,765
Stellus Capital Investment Corp.	1,500	16,695
StoneX Group, Inc. (a)	100	7,807
SuRo Capital Corp.	6,269	40,122
Sustainable Development Acquistion Corp., Class A (a)	1,000	9,810
SVF Investment Corp., Class A (a)	1,100	10,846
SVF Investment Corp. 2 (a),(b),(c)	310,000	3,044,200
Tastemaker Acquisition Corp., Class A (a)	1,001	9,930
TCG BDC, Inc.	5,700	72,390
TCV Acquisition Corp., Class A (a),(b),(c)	326,088	3,179,358
TCW Special Purpose Acquisition Corp., Class A (a),(b)	80,500	784,875
Tech and Energy Transition Corp., Class A (a),(b)	41,402	404,912
TG Venture Acquisition Corp. (a)	3,258	32,319

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Thunder Bridge Capital Partners III, Inc., Class A (a),(b)	200,400	$1,965,924
Tishman Speyer Innovation Corp. II, Class A (a)	743	7,274
TKB Critical Technologies 1, Class A (a)	21,626	216,909
TLG Acquisition One Corp., Class A (a),(b)	66,776	654,405
TPG Pace Beneficial II Corp., Class A (a),(b),(c)	228,473	2,223,042
TPG RE Finance Trust, Inc.	5,500	49,555
Trinity Capital, Inc.	3,800	54,986
TriplePoint Venture Growth BDC Corp., Class B	3,000	38,220
Tristar Acquisition I Corp., Class A (a),(b)	87,311	860,013
Turmeric Acquisition Corp., Class A (a),(b),(c)	62,649	620,225
Twelve Seas Investment Co. II, Class A (a),(b)	266,682	2,608,150
VectoIQ Acquisition Corp., Class A (a),(b)	78,716	774,565
Vector Acquisition Corp. II, Class A (a),(b),(c)	515,579	5,052,674
Velocity Acquisition Corp., Class A (a)	63,664	623,271
VMG Consumer Acquisition Corp., Class A (a),(b),(c)	356,402	3,556,892
VPC Impact Acquisition Holdings, Class A (a)	6,495	63,651
Vy Global Growth, Class A (a),(b),(c)	265,000	2,621,698
Warburg Pincus Capital Corp. I-A, Class A (a),(b),(c)	310,000	3,041,100
Warburg Pincus Capital Corp. I-B, Class B (a),(b),(c)	310,000	3,038,000
Warrior Technologies Acquisition Corp., Class A (a)	48	477
Waverley Capital Acquisition Corp., Class A (a),(b),(c)	375,000	3,626,250
Westwood Holdings Group, Inc.	200	2,760
WhiteHorse Finance, Inc.	1,600	21,024
Williams Rowland Acquisition Corp. (a)	245	2,450
Z-Work Acquisition Corp., Class A (a),(b)	68,468	673,040

		516,697,289

Health Care — 2.4%
89bio, Inc. (a)	4,700	15,134
Abbott Laboratories	1,500	162,975
AbCellera Biologics, Inc. (a)	300	3,195
ABIOMED, Inc. (a)	1,300	321,763
ACADIA Pharmaceuticals, Inc. (a)	100	1,409
Accelerate Diagnostics, Inc. (a)	5,500	5,460
Accolade, Inc. (a)	4,600	34,040
Accuray, Inc. (a)	18,700	36,652
Achieve Life Sciences, Inc. (a)	100	488
Actinium Pharmaceuticals, Inc. (a)	414	1,991
Adicet Bio, Inc. (a)	5,842	85,293
Adverum Biotechnologies, Inc. (a)	21,400	25,680
Aeglea BioTherapeutics, Inc. (a)	4,600	2,323
Agilent Technologies, Inc.	11,400	1,353,978
Aldeyra Therapeutics, Inc. (a)	15,700	62,643
Alector, Inc. (a)	7,800	79,248
Aligos Therapeutics, Inc. (a)	1,700	2,057
Alkermes plc (a)	16,100	479,619
Allakos, Inc. (a)	14,700	46,011
Allogene Therapeutics, Inc. (a)	1,700	19,380
Allovir, Inc. (a)	400	1,560
Alpine Immune Sciences, Inc. (a)	2,000	17,020
Altimmune, Inc. (a)	11,600	135,720
ALX Oncology Holdings, Inc. (a)	2,600	21,034
American Shared Hospital Services (a)	100	222
AmerisourceBergen Corp.	5,000	707,400
Amgen, Inc. (b)	29,700	7,226,010
Amicus Therapeutics, Inc. (a)	3,200	34,368
Amphastar Pharmaceuticals, Inc. (a)	1,800	62,622
Ampio Pharmaceuticals, Inc. (a)	4,788	804
AnaptysBio, Inc. (a)	700	14,210
ANI Pharmaceuticals, Inc. (a)	1,500	44,505
Anika Therapeutics, Inc. (a)	1,200	26,784
Annexon, Inc. (a)	4,100	15,457

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Annovis Bio, Inc. (a)	800	$9,072
Applied Molecular Transport, Inc. (a)	5,900	17,169
Applied Therapeutics, Inc. (a)	1,900	1,802
Aptinyx, Inc. (a)	5,000	2,789
Aptose Biosciences, Inc. (a)	2,300	1,707
Aquestive Therapeutics, Inc. (a)	100	64
Aravive, Inc. (a)	1,500	1,482
Arcus Biosciences, Inc. (a)	1,300	32,942
Athira Pharma, Inc. (a)	1,000	3,050
AtriCure, Inc. (a)	200	8,172
aTyr Pharma, Inc. (a)	2,800	7,924
Avadel Pharmaceuticals plc, ADR (a)	600	1,464
Avanos Medical, Inc. (a)	4,100	112,094
Avid Bioservices, Inc. (a)	2,800	42,728
Avita Medical, Inc. (a)	100	475
Avrobio, Inc. (a)	9,500	8,740
Axogen, Inc. (a)	600	4,914
Baxter International, Inc.	33,300	2,138,859
Beam Therapeutics, Inc. (a)	200	7,742
Berkeley Lights, Inc. (a)	15,700	78,029
Beyond Air, Inc. (a)	3,200	21,408
Bio-Rad Laboratories, Inc., Class A (a)	300	148,500
BioAtla, Inc. (a)	8,600	24,510
BioCryst Pharmaceuticals, Inc. (a)	46,600	493,028
Biogen, Inc. (a),(b)	142,540	29,069,608
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,500	218,565
BioLife Solutions, Inc. (a)	500	6,905
BioMarin Pharmaceutical, Inc. (a)	300	24,861
Bioxcel Therapeutics, Inc. (a)	2,200	29,040
Black Diamond Therapeutics, Inc. (a)	4,900	12,054
Bluebird Bio, Inc. (a)	700	2,898
Bolt Biotherapeutics, Inc. (a)	800	1,632
Boston Scientific Corp. (a),(b)	46,000	1,714,420
Bristol-Myers Squibb Co. (b)	93,700	7,214,900
Brookdale Senior Living, Inc. (a)	11,209	50,889
C4 Therapeutics, Inc. (a)	7,000	52,780
Cabaletta Bio, Inc. (a)	3,400	3,604
Calithera Biosciences, Inc. (a)	450	1,107
Cardiff Oncology, Inc. (a)	5,900	12,980
Cardinal Health, Inc.	400	20,908
Cardiovascular Systems, Inc. (a)	200	2,872
CareDx, Inc. (a)	8,500	182,580
Castle Biosciences, Inc. (a)	3,800	83,410
Catalyst Pharmaceuticals, Inc. (a)	15,700	110,057
Celldex Therapeutics, Inc. (a)	3,900	105,144
Celsion Corp. (a)	1,913	3,482
Cerus Corp. (a)	6,800	35,972
Charles River Laboratories International, Inc. (a)	4,400	941,468
Checkpoint Therapeutics, Inc. (a)	1,000	1,030
ChemoCentryx, Inc. (a)	3,300	81,774
Chinook Therapeutics, Inc. (a)	1,720	30,083
ChromaDex Corp. (a)	800	1,336
Clearside Biomedical, Inc. (a)	5,700	8,379
Clover Health Investments Corp. (a)	57,500	123,050
Cohbar, Inc. (a)	13,400	2,542
Community Health Systems, Inc. (a)	19,600	73,500
Concert Pharmaceuticals, Inc. (a)	2,000	8,420
CONMED Corp.	100	9,576
CorMedix, Inc. (a)	1,600	6,432
Cortexyme, Inc. (a)	8,100	17,982
Corvus Pharmaceuticals, Inc. (a)	6,700	6,634
Crinetics Pharmaceuticals, Inc. (a)	2,100	39,165

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
CryoLife, Inc. (a)	300	$5,664
CTI BioPharma Corp. (a)	22,400	133,728
Cue Biopharma, Inc. (a)	4,100	10,209
Cumberland Pharmaceuticals, Inc. (a)	423	878
Curis, Inc. (a)	24,700	24,317
Cutera, Inc. (a)	3,100	116,250
CVS Health Corp.	10,700	991,462
Cyclacel Pharmaceuticals, Inc. (a)	600	648
Cyclerion Therapeutics, Inc. (a)	1,200	659
Cymabay Therapeutics, Inc. (a)	600	1,770
Cyteir Therapeutics, Inc. (a)	500	1,495
Cytokinetics, Inc. (a)	9,500	373,255
CytomX Therapeutics, Inc. (a)	7,200	13,176
CytoSorbents Corp. (a)	500	1,095
Deciphera Pharmaceuticals, Inc. (a)	300	3,945
Denali Therapeutics, Inc. (a)	2,500	73,575
DENTSPLY SIRONA, Inc.	20,400	728,892
DermTech, Inc. (a)	8,000	44,320
DexCom, Inc. (a)	29,700	2,213,541
DiaMedica Therapeutics, Inc. (a)	300	606
Durect Corp. (a)	18,400	8,795
Dynavax Technologies Corp. (a)	27,800	350,002
Editas Medicine, Inc. (a)	18,400	217,672
Edwards Lifesciences Corp. (a)	11,100	1,055,499
Electromed, Inc. (a)	100	964
Eledon Pharmaceuticals, Inc. (a)	600	1,464
Eloxx Pharmaceuticals, Inc. (a)	2,000	534
Emergent BioSolutions, Inc. (a)	3,500	108,640
Enanta Pharmaceuticals, Inc. (a)	1,100	51,997
Endo International plc (a)	43,800	20,398
Enochian Biosciences, Inc. (a)	600	1,158
enVVeno Medical Corp. (a)	800	3,024
Esperion Therapeutics, Inc. (a)	200	1,272
Essa Pharma, Inc. (a)	200	630
Establishment Labs Holdings, Inc. (a)	1,100	59,818
Evelo Biosciences, Inc. (a)	1,000	2,110
Exelixis, Inc. (a)	23,000	478,860
EyePoint Pharmaceuticals, Inc. (a)	800	6,296
FibroGen, Inc. (a)	13,100	138,336
Five Star Senior Living, Inc. (a)	200	240
FONAR Corp. (a)	200	3,038
Forma Therapeutics Holdings, Inc. (a)	2,300	15,847
Forte Biosciences, Inc. (a)	2,600	3,380
Fulcrum Therapeutics, Inc. (a)	3,700	18,130
Galera Therapeutics, Inc. (a)	300	390
Generation Bio Co. (a)	100	656
Gilead Sciences, Inc.	64,400	3,980,564
Global Blood Therapeutics, Inc (a)	8,900	284,355
GlycoMimetics, Inc. (a)	4,800	2,870
GoodRx Holdings, Inc., Class A (a)	22,300	132,016
Gossamer Bio, Inc. (a)	5,000	41,850
Graphite Bio, Inc. (a)	5,100	14,025
GSK plc, ADR	400	17,412
Guardant Health, Inc. (a)	600	24,204
Haemonetics Corp. (a)	8,000	521,440
Halozyme Therapeutics, Inc. (a)	7,400	325,600
Hanger, Inc. (a)	800	11,456
Harmony Biosciences Holdings, Inc. (a)	5,400	263,358
Harpoon Therapeutics, Inc. (a)	1,500	2,865
Harrow Health, Inc. (a)	1,900	13,832
Harvard Bioscience, Inc. (a)	2,600	9,360
Heska Corp. (a)	100	9,451

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
iCAD, Inc. (a)	3,600	$14,400
Ideaya Biosciences, Inc. (a)	300	4,140
IGM Biosciences, Inc. (a)	200	3,606
Illumina, Inc. (a)	12,800	2,359,808
IMARA, Inc. (a)	2,700	3,294
Immunic, Inc. (a)	3,200	11,104
ImmunoGen, Inc. (a)	51,400	231,300
Immunovant, Inc. (a)	8,600	33,540
Incyte Corp. (a)	15,300	1,162,341
Infinity Pharmaceuticals, Inc. (a)	9,000	5,691
InfuSystem Holdings, Inc. (a)	1,500	14,445
Inhibrx, Inc. (a)	200	2,270
InMed Pharmaceuticals, Inc. (a)	1,200	578
Inmode Ltd. (a)	22,400	501,984
Innoviva, Inc. (a)	5,900	87,084
Inogen, Inc. (a)	1,100	26,598
Inotiv, Inc. (a)	500	4,800
Inovio Pharmaceuticals, Inc. (a)	61,800	106,914
Integer Holdings Corp. (a)	700	49,462
Integra LifeSciences Holdings Corp. (a)	6,800	367,404
Intellia Therapeutics, Inc. (a)	14,900	771,224
Intercept Pharmaceuticals, Inc. (a)	6,600	91,146
Intuitive Surgical, Inc. (a)	20,390	4,092,477
Invacare Corp. (a)	9,300	11,904
Invitae Corp. (a)	61,900	151,036
Ionis Pharmaceuticals, Inc. (a)	7,200	266,544
Iovance Biotherapeutics, Inc. (a)	3,700	40,848
Iqvia Holdings, Inc. (a)	300	65,097
iRadimed Corp.	400	13,576
Ironwood Pharmaceuticals, Inc. (a)	6,300	72,639
iTeos Therapeutics, Inc. (a)	2,600	53,560
IVERIC bio, Inc. (a)	29,100	279,942
Jazz Pharmaceuticals plc (a)	300	46,803
Johnson & Johnson	31,500	5,591,565
Joint Corp. (The) (a)	3,900	59,709
Jounce Therapeutics, Inc. (a)	5,900	17,877
KalVista Pharmaceuticals, Inc. (a)	2,300	22,632
Karyopharm Therapeutics, Inc. (a)	21,400	96,514
Kezar Life Sciences, Inc. (a)	15,200	125,704
Kodiak Sciences, Inc. (a)	12,000	91,680
Kronos Bio, Inc. (a)	3,100	11,284
Kura Oncology, Inc. (a)	4,300	78,819
Kymera Therapeutics, Inc. (a)	4,800	94,512
Landos Biopharma, Inc. (a)	200	146
Lannett Co., Inc. (a)	8,300	4,816
Lantern Pharma, Inc. (a)	200	1,142
Lantheus Holdings, Inc. (a)	7,000	462,210
Larimar Therapeutics, Inc. (a)	333	653
Leap Therapeutics, Inc. (a)	13,700	15,755
LeMaitre Vascular, Inc.	1,200	54,660
LHC Group, Inc. (a)	100	15,506
Lineage Cell Therapeutics, Inc. (a)	2,200	3,476
Lipocine, Inc. (a)	5,600	4,485
Liquidia Corp. (a)	8,700	37,932
LivaNova PLC (a)	200	12,494
Lyra Therapeutics, Inc. (a)	600	3,390
MacroGenics, Inc. (a)	16,500	48,675
Magenta Therapeutics, Inc. (a)	6,600	7,920
MannKind Corp. (a)	200	762
Maravai LifeSciences Holdings, Inc., Class A (a)	4,500	127,845
Masimo Corp. (a)	10,900	1,424,303
Medtronic plc	47,500	4,263,125

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
MEI Pharma, Inc. (a)	200	$121
Merck & Co., Inc. (b)	90,700	8,269,119
Meridian Bioscience, Inc. (a)	1,400	42,588
Merit Medical Systems, Inc. (a)	200	10,854
Merrimack Pharmaceuticals, Inc. (a)	300	1,785
Mersana Therapeutics, Inc. (a)	19,500	90,090
MiMedx Group, Inc. (a)	2,200	7,634
Mirati Therapeutics, Inc. (a)	1,600	107,408
Mirum Pharmaceuticals, Inc. (a)	2,800	54,488
Molecular Templates, Inc. (a)	5,828	5,313
Molina Healthcare, Inc. (a)	200	55,922
Morphic Holding, Inc. (a)	200	4,340
Mustang Bio, Inc. (a)	4,200	2,457
NanoString Technologies, Inc. (a)	11,300	143,510
Natera, Inc. (a)	24,200	857,648
Natus Medical, Inc. (a)	100	3,277
Nektar Therapeutics (a)	1,800	6,840
Neogen Corp. (a)	5,800	139,722
NeoGenomics, Inc. (a)	25,600	208,640
Neoleukin Therapeutics, Inc. (a)	6,600	6,798
Neurocrine Biosciences, Inc. (a)	6,700	653,116
Neuronetics, Inc. (a)	3,600	11,556
Nevro Corp. (a)	6,300	276,129
Nexgel, Inc. (a)	300	516
NextCure, Inc. (a)	1,600	7,520
NGM Biopharmaceuticals, Inc. (a)	3,700	47,434
Nkarta, Inc. (a)	3,300	40,656
Novan, Inc. (a)	1,400	3,262
Novocure Ltd. (a)	4,100	284,950
Nuvation Bio, Inc. (a)	1,500	4,860
Ocular Therapeutix, Inc. (a)	9,000	36,180
Ocuphire Pharma, Inc. (a)	3,300	6,336
Olema Pharmaceuticals, Inc. (a)	8,500	34,595
Omeros Corp. (a)	9,700	26,675
Omthera Pharmaceutical, Inc. (d)	700	0
Onconova Therapeutics, Inc. (a)	2,633	3,475
Oncorus, Inc. (a)	2,200	2,772
Oncternal Therapeutics, Inc. (a)	3,400	3,774
Opiant Pharmaceuticals, Inc. (a)	1,100	13,189
OPKO Health, Inc. (a)	6,901	17,459
Organogenesis Holdings, Inc. (a)	15,700	76,616
ORIC Pharmaceuticals, Inc. (a)	6,300	28,224
Orthofix Medical, Inc. (a)	400	9,416
Oscar Health, Inc., Class A (a)	2,100	8,925
Otonomy, Inc. (a)	2,700	5,616
Outlook Therapeutics, Inc. (a)	5,600	5,712
Pacific Biosciences of California, Inc. (a)	60,500	267,410
Paratek Pharmaceuticals, Inc. (a)	3,300	6,369
Passage Bio, Inc. (a)	9,900	23,364
PDS Biotechnology Corp. (a)	7,600	27,740
Pennant Group, Inc. (The) (a)	100	1,281
Perrigo Co. plc	24,100	977,737
Personalis, Inc. (a)	6,700	23,115
PetIQ, Inc. (a)	800	13,432
Phathom Pharmaceuticals, Inc. (a)	100	844
Phibro Animal Health Corp., Class A	1,000	19,130
Pliant Therapeutics, Inc. (a)	1,000	8,010
PLx Pharma, Inc. (a)	5,500	13,365
Praxis Precision Medicines, Inc. (a)	4,200	10,290
Precigen, Inc. (a)	4,900	6,566
Precision BioSciences, Inc. (a)	800	1,280
Prelude Therapeutics, Inc. (a)	4,300	22,446

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Premier, Inc., Class A	100	$3,568
Prestige Consumer Healthcare, Inc. (a)	3,000	176,400
Progyny, Inc. (a)	200	5,810
Protagonist Therapeutics, Inc. (a)	12,400	98,084
Protara Therapeutics, Inc. (a)	800	2,344
Pulse Biosciences, Inc. (a)	51	78
Puma Biotechnology, Inc. (a)	2,300	6,555
QIAGEN NV (a)	3,900	184,080
Quanterix Corp. (a)	3,600	58,284
Quotient Ltd. (a)	2,900	696
Radius Health, Inc. (a)	12,200	126,514
RadNet, Inc. (a)	1,700	29,376
RAPT Therapeutics, Inc. (a)	3,700	67,525
Regeneron Pharmaceuticals, Inc. (a)	4,300	2,541,859
Replimune Group, Inc. (a)	2,600	45,448
Revance Therapeutics, Inc. (a)	2,500	34,550
REVOLUTION Medicines, Inc. (a)	600	11,694
Rigel Pharmaceuticals, Inc. (a)	7,400	8,362
Rocket Pharmaceuticals, Inc. (a)	7,100	97,696
Royalty Pharma plc, Class A	6,500	273,260
Rubius Therapeutics, Inc. (a)	11,100	9,443
Sage Therapeutics, Inc. (a)	500	16,150
Salarius Pharmaceuticals, Inc. (a)	6,300	1,323
Sangamo BioSciences, Inc. (a)	10,600	43,884
Sarepta Therapeutics, Inc. (a)	3,800	284,848
Satsuma Pharmaceuticals, Inc. (a)	1,000	4,140
Savara, Inc. (a)	2,100	3,192
SeaSpine Holdings Corp. (a)	900	5,085
Seelos Therapeutics, Inc. (a)	12,114	8,241
Selecta Biosciences, Inc. (a)	15,800	20,698
Sema4 Holdings Corp., Class C (a)	300	378
Sensei Biotherapeutics, Inc. (a)	400	908
Sensus Healthcare, Inc. (a)	1,000	7,680
Seres Therapeutics, Inc. (a)	4,500	15,435
Shattuck Labs, Inc. (a)	700	2,842
Sientra, Inc. (a)	5,200	4,356
Sierra Oncology, Inc. (a)	3,800	208,962
SIGA Technologies, Inc.	5,300	61,374
Silverback Therapeutics, Inc. (a)	7,600	32,224
Singular Genomics Systems, Inc. (a)	1,100	4,202
Soleno Therapeutics, Inc. (a)	4,300	795
Solid Biosciences, Inc. (a)	3,100	1,908
Spero Therapeutics, Inc. (a)	4,100	3,038
SpringWorks Therapeutics, Inc. (a)	3,200	78,784
STAAR Surgical Co. (a)	3,300	234,069
Star Equity Holdings, Inc. (a)	400	372
Stereotaxis, Inc. (a)	8,500	15,640
Stoke Therapeutics, Inc. (a)	400	5,284
Surmodics, Inc. (a)	400	14,892
Sutro Biopharma, Inc. (a)	4,600	23,966
Syndax Pharmaceuticals, Inc. (a)	6,300	121,212
Syneos Health, Inc. (a)	200	14,336
Synlogic, Inc. (a)	2,700	3,105
Tactile Systems Technology, Inc. (a)	5,300	38,690
Tandem Diabetes Care, Inc. (a)	8,700	514,953
Tarsus Pharmaceuticals, Inc. (a)	100	1,460
Taysha Gene Therapies, Inc. (a)	2,600	9,672
TCR2 Therapeutics, Inc. (a)	6,400	18,560
Teladoc Health, Inc. (a)	30,200	1,002,942
Teleflex, Inc.	800	196,680
TG Therapeutics, Inc. (a)	3,800	16,150
Thermo Fisher Scientific, Inc. (b),(c)	2,555	1,388,080

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Tracon Pharmaceuticals, Inc. (a)	2,800	$5,600
Travere Therapeutics, Inc. (a)	2,600	62,998
Trevena, Inc. (a)	1,300	538
Tricida, Inc. (a)	6,300	60,984
United Therapeutics Corp. (a)	100	23,564
UNITY Biotechnology, Inc. (a)	4,700	2,648
Vanda Pharmaceuticals, Inc. (a)	8,200	89,380
Vapotherm, Inc. (a)	1,600	4,048
VBI Vaccines, Inc. (a)	400	323
Venus Concept, Inc. (a)	2,300	1,067
Verastem, Inc. (a)	21,000	24,360
Vericel Corp. (a)	3,300	83,094
Viatris, Inc.	52,800	552,816
ViewRay, Inc. (a)	33,000	87,450
Viking Therapeutics, Inc. (a)	18,500	53,465
Vincerx Pharma, Inc. (a)	100	132
Virios Therapeutics, Inc. (a)	300	1,269
Waters Corp. (a)	300	99,294
Windtree Therapeutics, Inc. (a)	1,400	584
XBiotech, Inc.	100	563
Xencor, Inc. (a)	800	21,896
Xenon Pharmaceuticals, Inc. (a)	1,200	36,504
Zentalis Pharmaceuticals, Inc. (a)	1,300	36,530
ZIOPHARM Oncology, Inc. (a)	38,600	47,864
Zoetis, Inc.	18,300	3,145,587
Zymeworks, Inc. (a)	1,900	10,070
Zynerba Pharmaceuticals, Inc. (a)	3,200	3,648

		116,816,509

Industrial Products — 0.4%
3M Co.	100	12,941
AAR Corp. (a)	500	20,920
Advanced Emissions Solutions, Inc. (a)	1,700	7,973
Aerojet Rocketdyne Holdings, Inc. (a)	12,200	495,320
Allied Motion Technologies, Inc.	400	9,136
Allison Transmission Holdings, Inc.	8,200	315,290
Altra Industrial Motion Corp.	300	10,575
AMETEK, Inc.	400	43,956
Amphenol Corp., Class A	100	6,438
Argan, Inc.	1,000	37,320
Art’s-Way Manufacturing Co., Inc. (a)	100	295
Astra Space, Inc. (a)	100	130
Astronics Corp. (a)	1,900	19,323
Atlas Crest Investment Corp. II, Class A (a),(b),(c)	421,140	4,131,383
Babcock & Wilcox Enterprises, Inc. (a)	3,600	21,708
Barnes Group, Inc.	2,100	65,394
Bel Fuse, Inc., Class B	900	14,004
Bloom Energy Corp., Class A (a)	12,100	199,650
BWX Technologies, Inc.	5,200	286,468
Cactus, Inc.	100	4,027
Capstone Green Energy Corp. (a)	52	129
Carrier Global Corp.	32,300	1,151,818
Caterpillar, Inc.	300	53,628
Chase Corp.	100	7,781
Cognex Corp.	200	8,504
Columbus McKinnon Corp.	200	5,674
Commercial Vehicle Group, Inc. (a)	600	3,504
CVD Equipment Corp. (a)	200	790
CyberOptics Corp. (a)	600	20,964
Douglas Dynamics, Inc.	100	2,874
Dover Corp.	2,300	279,036
Ducommun, Inc. (a)	200	8,608

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Eaton Corp. plc	100	$12,599
Emerson Electric Co.	3,300	262,482
Federal Signal Corp.	2,100	74,760
Flowserve Corp.	11,200	320,656
General Dynamics Corp.	9,700	2,146,125
Gibraltar Industries, Inc. (a)	1,200	46,500
Gorman-Rupp Co. (The)	500	14,150
Hayward Holdings, Inc. (a)	2,400	34,536
Hurco Cos., Inc.	100	2,474
Hyliion Holdings Corp. (a)	10,800	34,776
IDEX Corp.	900	163,467
Insteel Industries, Inc.	400	13,468
Intevac, Inc. (a)	1,200	5,808
Johnson Controls International plc	100	4,788
Kennametal, Inc.	2,900	67,367
Keysight Technologies, Inc. (a)	6,400	882,240
LB Foster Co., Class A (a)	300	3,861
Lincoln Electric Holdings, Inc.	1,300	160,368
Lockheed Martin Corp.	6,000	2,579,760
LSI Industries, Inc.	900	5,553
Manitowoc Co., Inc. (The) (a)	2,700	28,431
nLight, Inc. (a)	2,300	23,506
NN, Inc. (a)	4,600	11,638
Nordson Corp.	500	101,220
Orion Energy Systems, Inc. (a)	1,300	2,613
Otis Worldwide Corp.	16,200	1,144,854
PACCAR, Inc.	2,200	181,148
Park Aerospace Corp.	400	5,104
Pentair plc	2,300	105,271
Powell Industries, Inc.	800	18,696
Proto Labs, Inc. (a)	3,000	143,520
Ranpak Holdings Corp. (a)	11,500	80,500
REV Group, Inc.	700	7,609
Rocket Lab USA, Inc. (a)	3,600	13,644
Rockwell Automation, Inc.	900	179,379
Shyft Group, Inc. (The)	1,800	33,462
SmartRent, Inc. (a)	400,000	1,808,000
Spirit AeroSystems Holdings, Inc., Class A	4,700	137,710
Standex International Corp.	200	16,956
Tennant Co.	200	11,850
Thermon Group Holdings, Inc. (a)	1,300	18,265
Timken Co.	100	5,305
Titan International, Inc. (a)	4,900	73,990
Trane Technologies plc	2,600	337,662
Triumph Group, Inc. (a)	1,800	23,922
TuSimple Holdings, Inc., Class A (a)	16,700	120,741
Vishay Precision Group, Inc. (a)	700	20,391
Watts Water Technologies, Inc., Class A	200	24,568
Workhorse Group, Inc. (a)	3,800	9,880
XL Fleet Corp. (a)	10,200	11,730
Zurn Water Solutions Corp.	1,100	29,964

		18,812,828

Industrial Services — 0.3%
Acacia Research Corp. (a)	4,100	20,664
Air Transport Services Group, Inc. (a)	400	11,492
Alta Equipment Group, Inc. (a)	1,400	12,558
Atlas Air Worldwide Holdings, Inc. (a)	3,400	209,814
Atlas Technical Consultants, Inc. (a)	600	3,156
Avalon Holdings Corp., Class A (a)	200	520
Barrett Business Services, Inc.	600	43,722
BGSF, Inc.	300	3,708

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Brady Corp., Class A	1,000	$47,240
Canadian National Railway Co.	6,700	753,549
Cintas Corp.	100	37,353
Civeo Corp. (a)	525	13,582
Concrete Pumping Holdings, Inc. (a)	1,300	7,878
CoreCivic, Inc. (a)	13,300	147,763
CorVel Corp. (a)	300	44,181
Covenant Transportation Group, Inc., Class A	800	20,072
CRA International, Inc.	300	26,796
CSX Corp.	121,800	3,539,508
Daseke, Inc. (a)	8,300	53,037
DHT Holdings, Inc.	500	3,065
Dorian LPG Ltd.	1,300	19,760
DXP Enterprises, Inc. (a)	300	9,189
Eagle Bulk Shipping, Inc.	3,597	186,612
Emerald Holding, Inc. (a)	1,800	7,326
Ennis, Inc.	1,100	22,253
First Advantage Corp. (a)	100	1,267
Fluor Corp. (a)	13,000	316,420
Franklin Covey Co. (a)	700	32,326
Frontier Group Holdings, Inc. (a)	1,600	14,992
Genco Shipping & Trading Ltd.	10,800	208,656
Great Lakes Dredge & Dock Corp. (a)	1,900	24,909
H&E Equipment Services, Inc.	2,700	78,219
Hackett Group, Inc.	1,600	30,352
Heartland Express, Inc.	100	1,391
Hoegh LNG Partners LP	1,100	9,889
Hudson Technologies, Inc. (a)	9,800	73,598
Huron Consulting Group, Inc. (a)	1,300	84,487
Information Services Group, Inc.	5,400	36,504
Insperity, Inc.	1,600	159,728
International Seaways, Inc.	44	933
Iteris, Inc. (a)	300	867
Kelly Services, Inc., Class A	1,800	35,694
Kforce, Inc.	100	6,134
Lawson Products, Inc. (a)	100	5,139
Limbach Holdings, Inc. (a)	600	3,204
Marten Transport Ltd.	4,299	72,309
Mistras Group, Inc. (a)	1,900	11,286
Navigator Holdings Ltd. (a)	600	6,774
Norfolk Southern Corp.	10,300	2,341,087
Orion Group Holdings, Inc. (a)	500	1,140
Overseas Shipholding Group, Inc., Class A (a)	5,800	11,890
PAM Transportation Services, Inc. (a)	100	2,739
Pangaea Logistics Solutions Ltd.	5,400	27,432
Primoris Services Corp.	100	2,176
PureCycle Technologies, Inc. (a)	1,100	8,162
Quad/Graphics, Inc. (a)	4,500	12,375
R1 RCM, Inc. (a)	1,000	20,960
Radiant Logistics, Inc. (a)	2,300	17,066
Resources Connection, Inc.	700	14,259
Schneider National, Inc., Class B	7,700	172,326
Sharps Compliance Corp. (a)	2,200	6,424
ShotSpotter, Inc. (a)	500	13,455
SkyWest, Inc. (a)	200	4,250
Stantec, Inc.	100	4,379
Sterling Construction Co., Inc. (a)	100	2,192
Teekay Corp. (a)	3,900	11,232
Teekay Tankers Ltd., Class A (a)	3,963	69,868
Titan Machinery, Inc. (a)	2,500	56,025
Transcat, Inc. (a)	400	22,724
TriNet Group, Inc. (a)	5,400	419,148

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Triton International Ltd.	3,600	$189,540
Tutor Perini Corp. (a)	4,900	43,022
Union Pacific Corp.	10,500	2,239,440
United Parcel Service, Inc., Class B	100	18,254
US Xpress Enterprises, Inc., Class A (a)	3,500	9,380
USA Truck, Inc. (a)	1,000	31,420
Vectrus, Inc. (a)	100	3,346
Viad Corp. (a)	500	13,805
Wilhelmina International, Inc. (a)	200	900
Yellow Corp. (a)	13,900	40,727

		12,291,019

Insurance — 0.0%
American Equity Investment Life Holding Co.	100	3,657
Aon plc, Class A	100	26,968
Argo Group International Holdings Ltd.	2,600	95,836
Brighthouse Financial, Inc. (a)	5,400	221,508
Citizens, Inc. (a)	2,900	12,151
CNO Financial Group, Inc.	100	1,809
Donegal Group, Inc., Class A	1,800	30,690
eHealth, Inc. (a)	7,200	67,176
Erie Indemnity Co., Class A	200	38,438
Genworth Financial, Inc., Class A (a)	1,800	6,354
Greenlight Capital Re Ltd., A Shares (a)	3,000	23,190
Hallmark Financial Services, Inc. (a)	1,100	2,662
Hanover Insurance Group, Inc.	200	29,250
HCI Group, Inc.	500	33,880
Heritage Insurance Holdings, Inc.	3,800	10,032
Hippo Holdings, Inc. (a)	500	439
Jackson Financial, Inc., Class A	11,800	315,650
Kingstone Cos., Inc.	100	394
Lemonade, Inc. (a)	7,200	131,472
Maiden Holdings Ltd. (a)	600	1,164
MBIA, Inc. (a)	500	6,175
NMI Holdings, Inc., Class A (a)	300	4,995
Radian Group, Inc.	5,500	108,075
Root, Inc., Class A (a)	19,700	23,443
SiriusPoint Ltd. (a)	200	1,084
Tiptree, Inc.	200	2,124
Trean Insurance Group, Inc. (a)	3,300	20,559
United Insurance Holdings Corp. (a)	2,200	3,432
Universal Insurance Holdings, Inc.	3,000	39,090
Unum Group (a)	28,500	969,570

		2,231,267

Materials — 0.3%
AdvanSix, Inc.	600	20,064
Alamos Gold, Inc., Class A	2,500	17,550
Alcoa Corp.	17,801	811,370
Alpha Metallurgical Resources, Inc.	5,000	645,650
American Vanguard Corp.	1,900	42,465
Amyris, Inc. (a)	19,200	35,520
Arch Resources, Inc.	4,000	572,360
B2Gold Corp.	95,200	322,728
Barrick Gold Corp.	5,700	100,833
Calyxt, Inc. (a)	2,700	652
Carpenter Technology Corp.	1,900	53,029
Century Aluminum Co. (a)	3,900	28,743
CF Industries Holdings, Inc.	15,400	1,320,242
Chemours Co.	2,600	83,252
Codexis, Inc. (a)	14,600	152,716
Coeur Mining, Inc. (a)	75,800	230,432

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
CONSOL Energy, Inc. (a)	2,100	$103,698
Eastman Chemical Co.	7,000	628,390
Ecolab, Inc.	3,300	507,408
Ecovyst, Inc.	5,600	55,160
Endeavour Silver Corp (a)	1,900	5,966
Fortuna Silver Mines, Inc. (a)	1,300	3,692
Franco-Nevada Corp.	1,700	223,686
Gatos Silver, Inc. (a)	7,900	22,673
Gold Resource Corp.	12,500	20,375
Hallador Energy Co. (a)	3,900	21,099
Haynes International, Inc.	100	3,277
Hecla Mining Co.	11,500	45,080
Ingevity Corp. (a)	400	25,256
Innospec, Inc.	100	9,579
Intrepid Potash, Inc. (a)	3,600	163,044
Kinross Gold Corp.	1,100	3,938
Kronos Worldwide, Inc.	500	9,200
Livent Corp. (a)	3,100	70,339
LSB Industries, Inc. (a)	2,400	33,264
McEwen Mining, Inc. (a)	51,400	22,575
Methanex Corp.	600	22,938
Mosaic Co.	3,200	151,136
MP Materials Corp. (a)	1,400	44,912
Myers Industries, Inc.	400	9,092
NACCO Industries, Inc., Class A	300	11,370
New Gold, Inc. (a)	108,100	115,667
Newmont Corp.	39,600	2,362,932
O-I Glass, Inc. (a)	9,700	135,800
Osisko Gold Royalties Ltd.	4,600	46,460
Pan American Silver Corp.	500	9,835
Paramount Gold Nevada Corp. (a)	400	176
PolyMet Mining Corp. (a)	2,300	6,325
Ramaco Resources, Inc.	11,900	156,485
Rayonier Advanced Materials, Inc. (a)	5,200	13,624
Resolute Forest Products, Inc. (a)	9,200	117,392
Royal Gold, Inc.	1,800	192,204
Ryerson Holding Corp.	1,000	21,290
Sandstorm Gold Ltd.	20,500	121,975
Schweitzer-Mauduit International, Inc.	200	5,024
Seabridge Gold, Inc. (a)	1,200	14,916
Sensient Technologies Corp.	100	8,056
Sherwin-Williams Co.	100	22,391
Silvercorp Metals, Inc.	30,700	76,136
SSR Mining, Inc.	500	8,350
SunCoke Energy, Inc.	11,600	78,996
Sylvamo Corp.	1,900	62,092
Taseko Mines Ltd. (a)	7,700	8,316
Teck Resources Ltd., Class B	8,300	253,731
Tecnoglass, Inc.	100	1,755
Terawulf, Inc. (a)	1,100	1,320
TimkenSteel Corp. (a)	6,100	114,131
TMC the metals Co., Inc. (a)	1,200	1,236
Trex Co., Inc. (a)	2,000	108,840
Tronox Holdings plc, Class A	15,400	258,720
Turquoise Hill Resources Ltd. (a)	530	14,193
Unifi, Inc. (a)	1,000	14,060
United States Steel Corp.	57,500	1,029,825
Univar Solutions, Inc. (a)	100	2,487
Venator Materials plc (a)	5,200	10,816
Warrior Met Coal, Inc.	11,200	342,832
WestRock Co.	7,900	314,736
Westwater Resources, Inc. (a)	2,700	2,916

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yamana Gold, Inc.	235,500	$1,095,075
Zymergen, Inc. (a)	1,400	1,722

		13,807,590

Media — 1.1%
Activision Blizzard, Inc. (b)	13,253	1,031,879
Airbnb, Inc., Class A (a)	27,000	2,405,160
Alphabet, Inc., Class A (a)	1,500	3,268,890
Angi, Inc., Class A (a)	21,600	98,928
Cars.com, Inc. (a)	800	7,544
Charter Communications, Inc., Class A (a),(b)	18,540	8,686,546
Clear Channel Outdoor Holdings, Inc. (a)	49,100	52,537
Comcast Corp., Class A	10,500	412,020
Cumulus Media, Inc., Class A (a)	1,000	7,730
DHI Group, Inc. (a)	6,200	30,814
DoorDash, Inc., Class A (a)	2,500	160,425
Electronic Arts, Inc.	18,600	2,262,690
Entercom Communications Corp. (a)	8,700	8,197
Eventbrite, Inc., Class A (a)	15,100	155,077
EverQuote, Inc., Class A (a)	2,200	19,448
Facebook, Inc., Class A (a),(b)	73,900	11,916,375
Fiverr International Ltd. (a)	9,600	330,144
Fluent, Inc. (a)	2,500	2,975
fuboTV, Inc. (a)	49,900	123,253
GoDaddy, Inc., Class A (a)	13,500	939,060
HealthStream, Inc. (a)	1,200	26,052
HyreCar, Inc. (a)	300	183
IMAX Corp. (a)	7,800	131,742
Interpublic Group of Cos., Inc.	200	5,506
Lee Enterprises, Inc. (a)	100	1,899
Liberty Media Corp-Liberty SiriusXM, Class A (b),(c)	22,282	803,043
Liberty Media Corp-Liberty SiriusXM, Class C (b),(c)	33,974	1,224,763
LifeMD, Inc. (a)	3,300	6,732
Magnite, Inc. (a)	7,400	65,712
Marqeta, Inc., Class A (a),(b)	176,016	1,427,490
Netflix, Inc. (a),(b)	67,800	11,856,186
New York Times Co. (The), Class A	100	2,790
Nextdoor Holdings, Inc. (a)	800	2,648
OptimizeRx Corp. (a)	1,200	32,868
Pinterest, Inc., Class A (a)	52,700	957,032
Quotient Technology, Inc. (a)	13,000	38,610
Roku, Inc. (a)	700	57,498
Sciplay Corp., Class A (a)	2,500	34,925
Shutterstock, Inc.	3,700	212,047
Skillz, Inc. (a)	40,400	50,096
Snap, Inc., Class A (a)	373,100	4,898,803
Spotify Technology SA (a)	10,700	1,003,981
TechTarget, Inc. (a)	300	19,716
Townsquare Media, Inc., Class A (a)	500	4,095
Travelzoo (a)	500	3,030
TripAdvisor, Inc. (a)	5,900	105,020
TrueCar, Inc. (a)	5,000	12,950
Upwork, Inc. (a)	22,100	457,028
Urban One, Inc. (a)	1,700	7,276
Vacasa, Inc., Class A (a)	500	1,440
VeriSign, Inc. (a)	4,300	719,519
Vimeo, Inc. (a)	12,100	72,842
Warner Bros Discovery, Inc. (a)	1,126	15,111
WideOpenWest, Inc. (a)	1,400	25,494

		56,203,819

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Oil & Gas — 0.7%
Altus Midstream Co., Class A	4,180	$142,705
Amplify Energy Corp. (a)	4,866	31,824
Antero Resources Corp. (a)	82,400	2,525,560
APA Corp.	8,400	293,160
Berry Corp.	6,600	50,292
Brigham Minerals, Inc., Class A	2,100	51,723
Canadian Natural Resources Ltd.	100	5,368
Centennial Resource Development, Inc., Class A (a)	76,100	455,078
Cheniere Energy, Inc.	9,000	1,197,270
Chevron Corp.	800	115,824
Clean Energy Fuels Corp. (a)	13,100	58,688
CNX Resources Corp. (a)	100	1,646
Comstock Resources, Inc. (a)	28,800	347,904
Crescent Point Energy Corp.	37,600	267,712
CVR Energy, Inc.	6,900	231,150
Delek US Holdings, Inc.	12,300	317,832
Earthstone Energy, Inc., Class A (a)	1,700	23,205
Enerplus Corp.	23,600	312,228
EnLink Midstream LLC (a)	13,800	117,300
EQT Corp.	99,700	3,429,680
Evolution Petroleum Corp.	4,200	22,932
Exterran Corp. (a)	4,300	18,490
Flotek Industries, Inc. (a)	2,900	2,877
Forum Energy Technologies, Inc. (a)	700	13,734
Golar LNG Ltd. (a)	5,100	116,025
Halliburton Co.	200	6,272
Helix Energy Solutions Group, Inc. (a)	12,400	38,440
HF Sinclair Corp.	14,100	636,756
Imperial Oil Ltd.	2,100	98,931
Independence Contract Drilling, Inc. (a)	3,600	11,268
Kosmos Energy Ltd. (a)	122,900	760,751
Magnolia Oil & Gas Corp., Class A	22,100	463,879
Mammoth Energy Services, Inc. (a)	4,500	9,900
Marathon Oil Corp.	69,800	1,569,104
Marathon Petroleum Corp.	400	32,884
Matrix Service Co. (a)	4,400	22,264
MRC Global, Inc. (a)	13,600	135,456
Murphy Oil Corp.	8,300	250,577
Murphy USA, Inc.	3,700	861,619
Nabors Industries Ltd. (a)	1,000	133,900
Natural Gas Services Group, Inc. (a)	600	6,600
Newpark Resources, Inc. (a)	12,200	37,698
NextDecade Corp. (a)	100	444
NexTier Oilfield Solutions, Inc. (a)	45,646	434,093
NOW, Inc. (a)	12,700	124,206
Occidental Petroleum Corp. (b)	169,000	9,950,720
Oil States International, Inc. (a)	13,300	72,086
Ovintiv, Inc.	50,918	2,250,066
Patterson-UTI Energy, Inc.	15,800	249,008
PBF Energy, Inc., Class A (a)	32,500	943,150
PDC Energy, Inc.	100	6,161
Penn Virginia Corp. (a)	5,600	184,072
Phillips 66	500	40,995
PHX Minerals, Inc.	9,000	27,360
Plains GP Holdings LP, Class A (a)	52,200	538,704
Precision Drilling Corp. (a)	800	51,216
Range Resources Corp. (a)	18,300	452,925
Ring Energy, Inc. (a)	28,800	76,608
SandRidge Energy, Inc. (a)	2,600	40,742
Select Energy Services, Inc., Class A (a)	3,800	25,916
SilverBow Resources, Inc. (a)	2,300	65,228

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sitio Royalties Corp.	3,175	$73,597
SM Energy Co.	13,800	471,822
Smart Sand, Inc. (a)	1,700	3,400
Solaris Oilfield Infrastructure, Inc., Class A	4,500	48,960
Southwestern Energy Co. (a)	93,000	581,250
Suncor Energy, Inc.	900	31,563
Talos Energy, Inc. (a)	19,800	306,306
Tellurian, Inc. (a)	14,800	44,104
TETRA Technologies, Inc. (a)	100	406
Tidewater, Inc. (a)	400	8,436
Transocean Ltd. (a)	183,833	612,164
TravelCenters of America, Inc. (a)	1,840	63,425
US Silica Holdings, Inc. (a)	200	2,284
VAALCO Energy, Inc.	1,200	8,328
Valero Energy Corp.	3,000	318,840
Vermilion Energy, Inc.	20,200	385,012
W&T Offshore, Inc. (a)	31,300	135,216
Weatherford International plc (a)	9,700	205,349

		34,060,668

Private Equity — 0.0%
Millennium Equity Private Equity (c),(d)	60,879	791,427

Real Estate — 0.1%
Agree Realty Corp.	2,200	158,686
Alpine Income Property Trust, Inc.	1,100	19,712
American Assets Trust, Inc.	200	5,940
Bluerock Residential Growth REIT, Inc.	5,400	141,966
Braemar Hotels & Resorts, Inc.	6,000	25,740
BRT Apartments Corp.	300	6,447
Camden Property Trust	2,000	268,960
Centerspace	200	16,310
Chatham Lodging Trust (a)	2,000	20,900
CIM Commercial Trust Corp.	400	2,840
City Office REIT, Inc.	400	5,180
CorEnergy Infrastructure Trust, Inc.	600	1,512
CTO Realty Growth, Inc.	300	18,336
CubeSmart	6,600	281,952
Diversified Healthcare Trust	24,700	44,954
EastGroup Properties, Inc.	1,100	169,763
Equity LifeStyle Properties, Inc.	600	42,282
Essential Properties Realty Trust, Inc.	3,800	81,662
eXp World Holdings, Inc.	1,500	17,655
Extra Space Storage, Inc.	1,700	289,204
Farmland Partners, Inc.	11,200	154,560
First Industrial Realty Trust, Inc.	2,600	123,448
Four Corners Property Trust, Inc.	2,100	55,839
Geo Group, Inc. (The) (a)	20,500	135,300
Gladstone Land Corp.	600	13,296
Global Medical REIT, Inc.	1,600	17,968
Hersha Hospitality Trust (a)	4,900	48,069
Legacy Housing Corp. (a)	200	2,610
Lexington Realty Trust	10,900	117,066
McGrath RentCorp	700	53,200
Medalist Diversified REIT, Inc.	1,900	1,576
Mid-America Apartment Communities, Inc.	600	104,802
National Retail Properties, Inc.	1,000	43,000
National Storage Affiliates Trust	8,200	410,574
NETSTREIT Corp.	1,800	33,966
NexPoint Residential Trust, Inc.	100	6,251
Park Hotels & Resorts, Inc.	3,512	47,658
Plymouth Industrial REIT, Inc.	4,700	82,438

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Power REIT (a)	200	$2,546
Presidio Property Trust, Inc., Class A	500	1,595
Prologis, Inc.	7,100	835,315
Radius Global Infrastructure, Inc., Class A (a)	1,700	25,942
Rafael Holdings, Inc., Class B (a)	2,800	5,236
RE/MAX Holdings, Inc., Class A	2,100	51,492
Realogy Holdings Corp. (a)	8,800	86,504
Redfin Corp. (a)	15,100	124,424
Retail Opportunity Investments Corp.	10,000	157,800
Rexford Industrial Realty, Inc. (b),(c)	20,797	1,197,699
RLJ Lodging Trust	8,900	98,167
SBA Communications Corp.	600	192,030
Seritage Growth Properties, Class A (a)	2,300	11,983
Service Properties Trust	2,100	10,983
STAG Industrial, Inc.	400	12,352
Summit Hotel Properties, Inc. (a)	3,000	21,810
Terreno Realty Corp.	3,200	178,336
UMH Properties, Inc.	1,200	21,192
Universal Health Realty Income Trust	500	26,605
Wheeler Real Estate Investment Trust, Inc. (a)	400	1,016
Whitestone REIT	3,200	34,400

		6,169,049

Renewable Energy — 0.0%
Ballard Power Systems, Inc. (a)	4,000	25,200
Eneti, Inc.	3,990	24,499
Enphase Energy, Inc. (a)	800	156,192
FuelCell Energy, Inc. (a)	6,171	23,141
FutureFuel Corp.	3,800	27,664
Infrastructure and Energy Alternatives, Inc. (a)	4,000	32,120
SunPower Corp. (a)	600	9,486
Sunrun, Inc. (a),(b)	3,769	88,044
TPI Composites, Inc. (a)	7,900	98,750

		485,096

Retail & Wholesale - Discretionary — 0.3%
1-800-Flowers.com, Inc., Class A (a)	9,700	92,247
Amazon.com, Inc. (a)	4,400	467,324
Aspen Aerogels, Inc. (a)	8,300	82,004
AutoNation, Inc. (a)	200	22,352
AutoZone, Inc. (a)	1,100	2,364,032
Avis Budget Group, Inc. (a)	12,400	1,823,792
Barnes & Noble Education, Inc. (a)	12,400	36,332
Bassett Furniture Industries, Inc.	1,000	18,120
Bath & Body Works, Inc.	400	10,768
Bed Bath & Beyond, Inc. (a)	8,300	41,251
Big 5 Sporting Goods Corp.	2,800	31,388
BlueLinx Holdings, Inc. (a)	2,300	153,663
Boot Barn Holdings, Inc. (a)	2,800	192,948
Buckle, Inc. (The)	400	11,076
Build-A-Bear Workshop, Inc.	2,000	32,840
Caleres, Inc.	2,200	57,728
Chewy, Inc., Class A (a)	13,700	475,664
Chico’s FAS, Inc. (a)	33,600	166,992
Conn’s, Inc. (a)	5,600	44,912
Container Store Group, Inc. (The) (a)	3,400	21,182
Designer Brands, Inc., Class A	15,200	198,512
eBay, Inc.	13,400	558,378
Etsy, Inc. (a)	34,300	2,511,103
Express, Inc. (a)	17,400	34,104
Figs, Inc., Class A (a)	16,500	150,315
G-III Apparel Group Ltd. (a)	1,700	34,391

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Gaia, Inc. (a)	900	$3,825
Guess?, Inc.	5,100	86,955
Haverty Furniture Cos., Inc.	500	11,590
Home Depot, Inc.	200	54,854
IAA, Inc. (a)	100	3,277
Kirkland’s, Inc. (a)	200	704
La-Z-Boy, Inc.	1,100	26,081
Macy’s, Inc.	43,300	793,256
Monro, Inc.	2,600	111,488
Nordstrom, Inc.	43,300	914,929
Party City Holdco, Inc. (a)	28,400	37,488
Petco Health & Wellness Co., Inc. (a)	300	4,422
Poshmark, Inc., Class A (a)	14,400	145,584
Qurate Retail, Inc., Class A	100	287
RealReal, Inc. (The) (a)	25,400	63,246
Revolve Group, Inc. (a)	9,100	235,781
RH (a)	4,300	912,718
Rush Enterprises, Inc., Class A	800	38,560
ScanSource, Inc. (a)	100	3,114
Shoe Carnival, Inc.	4,200	90,762
Stitch Fix, Inc., Class A (a)	22,300	110,162
Vera Bradley, Inc. (a)	8,400	36,456
Veritiv Corp. (a)	300	32,565
Wayfair, Inc., Class A (a)	21,400	932,184

		14,283,706

Retail & Wholesale - Staples — 0.0%
Arko Corp.	1,100	8,976
Laird Superfood, Inc. (a)	900	1,719
Ollie’s Bargain Outlet Holdings, Inc. (a)	600	35,250
Rite Aid Corp. (a)	11,000	74,140
Village Super Market, Inc., Class A	200	4,562

		124,647

Retail & Wholesale - Staples — 0.0%
Albertsons Cos, Inc., Class A	2,800	74,816
BJ’s Wholesale Club Holdings, Inc. (a)	800	49,856
Kroger Co.	26,000	1,230,580

		1,355,252

Retail - Discretionary — 0.0%
Destination XL Group, Inc. (a)	13,000	44,070

Software & Technology Services — 2.5%
8x8, Inc. (a)	400	2,060
Accenture plc, Class A	200	55,530
ACV Auctions, Inc., Class A (a)	200	1,308
Adobe Systems, Inc. (a),(b)	27,100	9,920,226
Agilysys, Inc. (a)	300	14,181
Akerna Corp. (a)	100	13
ALJ Regional Holdings, Inc. (a)	1,300	2,509
Allscripts Healthcare Solutions, Inc. (a)	1,800	26,694
Alteryx, Inc., Class A (a)	3,700	179,154
American Software, Inc., Class A	1,900	30,704
ANSYS, Inc. (a)	1,600	382,864
Apollo Medical Holdings, Inc. (a)	100	3,859
Appian Corp. (a)	600	28,416
Asana, Inc., Class A (a)	28,200	495,756
Atlassian Corp. PLC, Class A (a)	23,000	4,310,200
Autodesk, Inc. (a)	7,800	1,341,288
Automatic Data Processing, Inc.	12,100	2,541,484
Avaya Holdings Corp. (a)	1,200	2,688

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Avid Technology, Inc. (a)	4,900	$127,155
Bandwidth, Inc., Class A (a)	6,200	116,684
Benefitfocus, Inc. (a)	900	7,002
BigCommerce Holdings, Inc. (a)	5,400	87,480
BlackBerry Ltd (a)	3,500	18,865
Blackline, Inc. (a)	200	13,320
Booz Allen Hamilton Holding Corp.	7,300	659,628
Box, Inc., Class A (a)	29,800	749,172
Brightcove, Inc. (a)	3,100	19,592
BTRS Holdings, Inc., Class A (a)	5,000	24,900
C3.ai, Inc., Class A (a)	1,900	34,694
Cadence Design Systems, Inc. (a)	8,700	1,305,261
Calix, Inc. (a)	2,100	71,694
Cardlytics, Inc. (a)	500	11,155
Cass Information Systems, Inc.	700	23,660
CDK Global, Inc.	600	32,862
Cerence, Inc. (a)	9,400	237,162
Change Healthcare, Inc. (a)	25,100	578,806
ChannelAdvisor Corp. (a)	3,500	51,030
Citrix Systems, Inc. (a)	13,200	1,282,644
Cloudflare, Inc., Class A (a)	57,700	2,524,375
CommVault Systems, Inc. (a)	200	12,580
Computer Programs & Systems, Inc. (a)	200	6,394
comScore, Inc. (a)	2,900	5,974
Conduent, Inc. (a)	33,400	144,288
Confluent, Inc., Class A (a)	4,200	97,608
Core Scientific, Inc. (a)	400	596
CoStar Group, Inc. (a)	24,800	1,498,168
Coupa Software, Inc. (a)	14,700	839,370
Crowdstrike Holdings, Inc. (a)	11,100	1,871,016
CSG Systems International, Inc.	1,700	101,456
CyberArk Software Ltd. (a)	1,200	153,552
Datadog, Inc., Class A (a)	52,400	4,990,576
Digi International, Inc. (a)	800	19,376
Digimarc Corp. (a)	1,200	16,968
Digital Turbine, Inc. (a)	5,700	99,579
DigitalOcean Holdings, Inc. (a)	15,200	628,672
DocuSign, Inc. (a)	48,200	2,765,716
Domo, Inc., Class B (a)	3,600	100,080
Donnelley Financial Solutions, Inc. (a)	200	5,858
Dropbox, Inc., Class A (a)	54,200	1,137,658
Duolingo, Inc. (a)	300	26,265
Dynatrace, Inc. (a)	36,600	1,443,504
Ebix, Inc.	1,400	23,660
eGain Corp. (a)	1,300	12,675
Elastic NV (a)	1,000	67,670
Enjoy Technology, Inc. (a)	100	22
Equifax, Inc.	1,900	347,282
EVERTEC, Inc.	1,500	55,320
Evo Payments, Inc., Class A (a)	500	11,760
Evolent Health, Inc., Class A (a)	2,200	67,562
ExlService Holdings, Inc. (a)	1,300	191,529
Fair Isaac Corp. (a)	200	80,180
Fastly, Inc., Class A (a)	32,500	377,325
Forian, Inc. (a)	200	878
Forrester Research, Inc. (a)	500	23,920
Fortinet, Inc. (a)	43,100	2,438,598
Gartner, Inc. (a)	1,300	314,379
Green Dot Corp., Class A (a)	8,800	220,968
Grid Dynamics Holdings, Inc. (a)	10,400	174,928
Health Catalyst, Inc. (a)	4,500	65,205
HubSpot, Inc. (a)	100	30,065

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hut 8 Mining Corp. (a)	6,900	$9,177
I3 Verticals, Inc., Class A (a)	100	2,502
Immersion Corp. (a)	6,700	35,778
Inseego Corp. (a)	8,500	16,065
Intuit, Inc.	600	231,264
IonQ, Inc. (a)	3,800	16,644
Jack Henry & Associates, Inc.	3,800	684,076
Kubient, Inc. (a)	300	198
Latch, Inc. (a)	2,700	3,078
Limelight Networks, Inc. (a)	36,100	83,391
LivePerson, Inc. (a)	4,500	63,630
Manhattan Associates, Inc. (a)	2,400	275,040
MarketAxess Holdings, Inc.	900	230,409
MasterCard, Inc., Class A	600	189,288
Maximus, Inc.	2,000	125,020
Microsoft Corp. (b)	26,400	6,780,312
MicroStrategy, Inc., Class A (a)	1,900	312,170
Mitek Systems, Inc. (a)	1,900	17,556
Model N, Inc. (a)	1,200	30,696
Momentive Global, Inc. (a)	16,900	148,720
MoneyGram International, Inc. (a)	25,800	258,000
Moneylion, Inc. (a)	400	528
MSCI, Inc.	3,200	1,318,880
NetSol Technologies, Inc. (a)	200	637
New Relic, Inc. (a)	5,700	285,285
NextGen Healthcare, Inc. (a)	4,400	76,736
NortonLifeLock, Inc.	21,500	472,140
Nutanix, Inc., Class A (a)	17,700	258,951
Okta, Inc. (a)	3,300	298,320
Olo, Inc., Class A (a)	5,600	55,272
ON24, Inc. (a)	4,600	43,654
OneSpan, Inc. (a)	1,000	11,900
Open Lending Corp., Class A (a)	9,500	97,185
Oracle Corp.	44,400	3,102,228
PagerDuty, Inc. (a)	14,200	351,876
Palo Alto Networks, Inc. (a)	6,700	3,309,398
Paychex, Inc.	4,300	489,641
Paycom Software, Inc. (a)	3,600	1,008,432
Paylocity Holding Corp. (a)	2,700	470,934
Payoneer Global, Inc. (a)	1,700	6,664
PayPal Holdings, Inc. (a),(b)	169,600	11,844,864
Paysafe Ltd. (a)	7,700	15,015
PDF Solutions, Inc. (a)	1,200	25,812
Phreesia, Inc. (a)	1,000	25,010
Ping Identity Holding Corp. (a)	4,400	79,816
Porch Group, Inc. (a)	300	768
Progress Software Corp.	200	9,060
Qualys, Inc. (a)	4,200	529,788
Qumu Corp. (a)	400	322
Rackspace Technology, Inc. (a)	300	2,151
Rimini Street, Inc. (a)	4,400	26,444
RingCentral, Inc., Class A (a)	100	5,226
S&P Global, Inc.	7,712	2,599,407
Sabre Corp. (a)	73,300	427,339
Schrodinger, Inc. (a)	900	23,769
SecureWorks Corp., Class A (a)	1,200	13,032
SEMrush Holdings, Inc., Class A (a)	700	9,051
ServiceSource International, Inc. (a)	4,700	6,909
Shopify, Inc., Class A (a)	129,500	4,045,580
Smartsheet, Inc., Class A (a)	4,900	154,007
Snowflake, Inc., Class A (a)	9,700	1,348,882
SolarWinds Corp.	100	1,016

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Splunk, Inc. (a)	200	$17,692
Sprout Social, Inc., Class A (a)	7,900	458,753
SPS Commerce, Inc. (a)	700	79,135
SS&C Technologies Holdings, Inc.	100	5,807
Synopsys, Inc. (a)	4,800	1,457,760
Tabula Rasa HealthCare, Inc. (a)	5,100	13,107
Tenable Holdings, Inc. (a)	5,300	240,673
TTEC Holdings, Inc.	800	54,312
Twilio, Inc., Class A (a)	14,800	1,240,388
Tyler Technologies, Inc. (a)	400	132,992
UiPath, Inc., Class A (a)	25,600	465,664
Unity Software, Inc. (a)	7,900	290,878
Varonis Systems, Inc. (a)	1,000	29,320
Veeva Systems, Inc., Class A (a)	9,200	1,821,968
Verint Systems, Inc.	1,000	42,350
Verra Mobility Corp. (a)	14,000	219,940
VirnetX Holding Corp. (a)	1,500	1,755
Visa, Inc., Class A (b)	60,500	11,911,845
VMware, Inc., Class A	6,000	683,880
Western Union Co. (The)	64,800	1,067,256
WEX, Inc. (a)	1,200	186,672
Workday, Inc., Class A (a)	8,200	1,144,556
Workiva, Inc. (a)	3,100	204,569
Yext, Inc. (a)	20,600	98,468
Zedge, Inc., Class B (a)	1,400	4,032
Zendesk, Inc. (a)	1,000	74,070
Zoom Video Communications, Inc., Class A (a),(b)	67,900	7,331,163
ZoomInfo Technologies, Inc., Class A (a)	2,000	66,480
Zscaler, Inc. (a)	20,400	3,050,004
Zuora, Inc., Class A (a)	23,800	213,010

		122,758,697

Tech Hardware & Semiconductors — 0.5%
3D Systems Corp. (a)	400	3,880
A10 Networks, Inc.	10,600	152,428
Aehr Test Systems (a)	400	3,000
Airgain, Inc. (a)	600	4,872
Akoustis Technologies, Inc. (a)	700	2,590
Alpha & Omega Semiconductor Ltd. (a)	2,800	93,352
Ambarella, Inc. (a)	2,700	176,742
Amtech Systems, Inc. (a)	700	5,110
Apple, Inc.	4,400	601,568
Applied Materials, Inc.	1,400	127,372
Applied Optoelectronics, Inc. (a)	6,100	9,455
Arista Networks, Inc. (a)	24,300	2,277,882
Arlo Technologies, Inc. (a)	13,200	82,764
Autoscope Technologies Corp.	200	1,092
Aviat Networks, Inc. (a)	900	22,536
Avnet, Inc.	4,400	188,672
Axcelis Technologies, Inc. (a)	1,050	57,582
AXT, Inc. (a)	3,000	17,580
Benchmark Electronics, Inc.	500	11,280
Broadcom, Inc.	2,400	1,165,944
CalAmp Corp. (a)	1,400	5,838
Cambium Networks Corp. (a)	1,500	21,975
Casa Systems, Inc. (a)	12,200	47,946
Celestica, Inc. (a)	7,400	71,928
CEVA, Inc. (a)	400	13,424
Cirrus Logic, Inc. (a)	300	21,762
Cisco Systems, Inc. (b)	154,000	6,566,560
Comtech Telecommunications Corp.	300	2,721
Corning, Inc.	300	9,453

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Daktronics, Inc. (a)	4,900	$14,749
Diebold Nixdorf, Inc. (a)	2,400	5,448
Dolby Laboratories, Inc., Class A	600	42,936
DZS, Inc. (a)	500	8,135
EMCORE Corp. (a)	9,200	28,244
Enovix Corp. (a)	6,000	53,460
Everspin Technologies, Inc. (a)	3,000	15,720
Extreme Networks, Inc. (a)	2,100	18,732
Garmin Ltd.	7,400	727,050
GoPro, Inc., Class A (a)	25,400	140,462
Identiv, Inc. (a)	2,200	25,476
Impinj, Inc. (a)	3,900	228,813
Intel Corp.	45,200	1,690,932
Intellicheck, Inc. (a)	2,100	4,242
InterDigital, Inc.	2,900	176,320
inTEST Corp. (a)	1,100	7,502
IPG Photonics Corp. (a)	7,400	696,562
Juniper Networks, Inc.	2,400	68,400
Kopin Corp. (a)	24,200	27,104
Lattice Semiconductor Corp. (a)	4,400	213,400
MACOM Technology Solutions Holdings, Inc. (a)	100	4,610
Maxar Technologies, Inc.	800	20,872
MaxLinear, Inc., Class A (a)	4,700	159,706
Microchip Technology, Inc.	18,000	1,045,440
NetApp, Inc.	23,200	1,513,568
Netscout Systems, Inc. (a)	1,300	44,005
NextNav, Inc. (a)	700	1,589
NVIDIA Corp.	3,100	469,929
O2Micro International Ltd., ADR (a)	200	744
Ouster, Inc. (a)	2,700	4,374
Photronics, Inc. (a)	13,200	257,136
Pixelworks, Inc. (a)	7,100	13,561
PlayAGS, Inc. (a)	5,000	25,800
Power Integrations, Inc.	2,200	165,022
Powerfleet, Inc. (a)	800	1,736
Pure Storage, Inc., Class A (a)	76,800	1,974,528
QUALCOMM, Inc.	3,200	408,768
Quantum Corp. (a)	1,300	1,846
Rambus, Inc. (a)	3,400	73,066
Ribbon Communications, Inc. (a)	1,000	3,040
Semtech Corp. (a)	4,100	225,377
Sierra Wireless, Inc. (a)	1,000	23,400
Skyworks Solutions, Inc.	4,000	370,560
Stratasys Ltd. (a)	12,700	237,998
Super Micro Computer, Inc. (a)	400	16,140
Synaptics, Inc. (a)	1,900	224,295
Teradyne, Inc.	100	8,955
TESSCO Technologies, Inc. (a)	600	3,546
Texas Instruments, Inc.	200	30,730
Universal Electronics, Inc. (a)	200	5,114
Veeco Instruments, Inc. (a)	3,730	72,362
Velo3D, Inc. (a)	600	828
Vicor Corp. (a)	1,000	54,730
VOXX International Corp. (a)	2,700	25,137
Vuzix Corp. (a)	5,600	39,760
Xerox Holdings Corp.	30,300	449,955

		23,939,222

Telecommunications — 0.0%
BCE, Inc.	100	4,918
Cogent Communications Holdings, Inc.	1,000	60,760
DigitalBridge Group, Inc. (a)	30,979	151,177

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
EchoStar Corp., Class A (a)	7,000	$135,100
ESC NII Holdings, Inc. (d)	50,677	13,176
Gogo, Inc. (a)	14,600	236,374
Iridium Communications, Inc. (a)	200	7,512
Ooma, Inc. (a)	1,600	18,944
Planet Labs PBC (a)	100	433
Spok Holdings, Inc.	200	1,260
Switch, Inc., Class A	27,700	927,950
TELUS Corp.	400	8,912

		1,566,516

Transportation & Logistics — 0.0%
American Airlines Group, Inc. (a)	65,800	834,344
JetBlue Airways Corp. (a)	1,900	15,903
Mesa Air Group, Inc. (a)	8,300	18,177
United Airlines Holdings, Inc. (a)	2,600	92,092
Universal Logistics Holdings, Inc.	800	21,848

		982,364

Utilities — 0.0%
Alliant Energy Corp.	100	5,861
Consolidated Water Co. Ltd.	1,000	14,500
Eversource Energy	100	8,426
Northwest Natural Holding Co.	1,700	90,270
NorthWestern Corp.	200	11,786
PNM Resources, Inc.	300	14,334
Southern Co.	2,000	142,620
TransAlta Corp.	1,400	15,960
Unitil Corp.	300	17,616
Vistra Corp.	15,200	347,320
York Water Co. (The)	500	20,215

		688,908

Waste & Environmental Services & Equipment — 0.0%
CECO Environmental Corp. (a)	2,100	12,558
Energy Recovery, Inc. (a)	3,000	58,260
Heritage-Crystal Clean, Inc. (a)	1,200	32,352
Republic Services, Inc.	3,500	458,045

		561,215

Total North America		993,851,546

Oceania — 0.0%
Materials — 0.0%
BHP Group Ltd., ADR	1,000	56,180
Rio Tinto plc, ADR	5,200	317,200

		373,380

Total Oceania		373,380

South America — 0.1%
Banking — 0.0%
Bancolombia SA, ADR	2,400	73,992

Consumer Discretionary Services — 0.0%
Arcos Dorados Holdings, Inc., Class A	13,863	93,436

Industrial Products — 0.0%
Embraer SA, ADR (a)	700	6,146

Materials — 0.1%
Gerdau SA, ADR	4,500	19,305
Nexa Resources SA	1,700	10,217
Sociedad Quimica y Minera de Chile SA, ADR	14,500	1,211,185
Wheaton Precious Metals Corp.	7,500	270,225

		1,510,932

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Oil & Gas — 0.0%
Geopark Ltd.	6,200	$80,104
Gran Tierra Energy, Inc. (a)	99,400	114,310
Petroleo Brasileiro SA, ADR	20,900	244,112

		438,526

Retail & Wholesale - Staples — 0.0%
Cia Brasileira de Distribuicao, ADR	10,400	32,240

Software & Technology Services — 0.0%
Atento SA (a)	119	1,189
Pagseguro Digital Ltd., Class A (a)	300	3,072
StoneCo Ltd., A Shares (a)	66,500	512,050

		516,311

Total South America		2,671,583

TOTAL COMMON STOCK (COST $1,133,066,110)		1,025,783,130

PREFERRED STOCK — 0.2%
North America — 0.2%
Financial Services — 0.1%
ATI EQUITY (a),(c),(d)	3,039	3,061,792
Journey Beyond Preferred Equity (a),(c),(d)	15,330	1,557,638

		4,619,430

Retail & Wholesale - Discretionary — 0.1%
Guitar Center, Inc. (a),(c),(d)	38,645	4,907,915

Total North America		9,527,345

TOTAL PREFERRED STOCK (COST $8,825,537)		9,527,345

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 1.7%
North America — 1.7%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, 1 mo. USD LIBOR + .69%, 2.31%, 08/25/35 (c),(e)	$751,893	614,004
Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 3.91%, 12/25/60 (b),(c),(e),(f)	762,000	613,236
Allegro CLO XII Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 7.10%, 8.20%, 01/21/32 (b),(c),(e),(f)	1,000,000	926,158
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. TSFR + 2.16%, 3.44%, 02/15/35 (c),(e),(f)	1,792,000	1,754,320
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 8.38%, 10/15/32 (b),(c),(e),(f)	250,000	223,750
Ares LXI CLO Ltd., Series 2021-61A, Class E, 3 mo. USD LIBOR + 6.25%, 7.31%, 10/20/34 (b),(c),(e),(f)	1,000,000	885,313
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. USD LIBOR + 6.86%, 7.90%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,348,336
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.16%, 7.22%, 07/20/34 (b),(c),(e),(f)	1,000,000	864,227
Barings CLO Ltd.,
Series 2019-2A, Class DR, 3 mo. USD LIBOR + 6.78%, 7.82%, 04/15/36 (b),(c),(e),(f)	500,000	450,368
Series 2019-4A, Class E, 3 mo. USD LIBOR + 7.39%, 8.43%, 01/15/33 (c),(e),(f)	500,000	462,542
Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.25%, 7.29%, 07/15/34 (b),(c),(e),(f)	1,000,000	902,583
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. USD LIBOR + 7.20%, 8.26%, 01/20/32 (b),(c),(e),(f)	1,000,000	907,733

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. USD LIBOR + 6.75%, 7.79%, 07/15/34 (b),(c),(e),(f)	$1,000,000	$901,577
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. USD LIBOR + 6.70%, 7.74%, 10/15/34 (b),(c),(e),(f)	1,000,000	890,027
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. USD LIBOR + 6.86%, 8.04%, 07/25/34 (b),(c),(e),(f)	1,000,000	899,035
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. USD LIBOR + 6.40%, 7.44%, 04/15/34 (b),(c),(e),(f)	250,000	219,864
BPCRE 2022-FL2 Ltd.,
Series 2022-FL2, Class AS, 1 mo. TSFR + 3.10%, 4.61%, 01/18/37 (c),(e),(f)	1,000,000	990,565
Series 2022-FL2, Class B, 1 mo. TSFR + 3.80%, 5.31%, 01/18/37 (c),(e),(f)	1,000,000	991,164
Broad River Bsl Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. USD LIBOR + 6.50%, 7.56%, 07/20/34 (b),(c),(e),(f)	2,000,000	1,747,824
BSPRT 2022-FL9 Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 5.43%, 07/15/39 (c),(e),(f)	1,000,000	990,208
CARLYLE US CLO Ltd., Series 2020-1A, Class DR, 3 mo. USD LIBOR + 6.25%, 7.31%, 07/20/34 (b),(c),(e),(f)	1,000,000	889,996
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.77%, 6.81%, 07/16/31 (b),(c),(e),(f)	2,000,000	1,764,810
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.57%, 7.63%, 04/20/32 (b),(c),(e),(f)	2,500,000	2,202,385
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.60%, 7.66%, 07/20/34 (b),(c),(e),(f)	1,000,000	858,381
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.61%, 7.79%, 07/23/34 (b),(c),(e),(f)	1,500,000	1,316,583
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ERR, 3 mo. USD LIBOR + 6.72%, 7.78%, 04/20/34 (b),(c),(e),(f)	1,250,000	1,116,125
CIFC Funding Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 6.80%, 7.84%, 10/16/34 (b),(c),(e),(f)	1,000,000	905,245
CoreVest American Finance Trust,
Series 2017-2, Class M, 5.61%, 12/25/27 (b),(c),(e),(f)	1,000,000	1,028,810
Series 2019-2, Class XA, 2.60%, 06/15/52 (b),(c),(e),(f),(g)	4,707,039	470,840
Series 2019-3, Class XA, 2.22%, 10/15/52 (b),(c),(e),(f),(g)	9,875,416	623,158
Series 2020-1, Class E, 4.82%, 03/15/50 (b),(c),(e),(f)	125,000	110,324
Series 2020-4, Class XB, 2.83%, 12/15/52 (b),(c),(e),(f),(g)	1,000,000	114,790
Series 2020-4, Class XA, 3.87%, 12/15/52 (b),(c),(e),(f),(g)	877,593	102,117
Series 2021-1, Class XA, 3.10%, 04/15/53 (b),(c),(e),(f),(g)	839,350	74,653
Series 2021-2, Class XA, 3.15%, 07/15/54 (b),(c),(e),(f),(g)	897,824	104,435
Countrywide Asset-Backed Certificates, Series 2007-3, Class 2A4, 1 mo. USD LIBOR + .32%, 1.94%, 05/25/47 (c),(e)	321,318	221,791
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. USD LIBOR + 6.15%, 7.63%, 08/20/34 (b),(c),(e),(f)	1,000,000	894,584
FBR Securitization Trust, Series 2005-5, Class M4, 1 mo. USD LIBOR + .98%, 2.60%, 11/25/35 (c),(e)	512,000	357,667
FFMLT Trust, Series 2005-FF11, Class M3, 1 mo. USD LIBOR + .93%, 2.55%, 11/25/35 (c),(e)	289,163	249,197
FirstKey Homes 2022-SFR1 Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39 (b),(c),(f)	1,000,000	929,948
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.61%, 7.67%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,349,667
FS Rialto Issuer Ltd.,
Series 2022-FL4, Class C, SOFR30A + 3.25%, 4.04%, 01/19/39 (b),(c),(e),(f)	1,000,000	985,667
Series 2022-FL5, Class C, 1 mo. TSFR + 3.92%, 4.82%, 06/19/37 (c),(e),(f)	1,000,000	990,426
Galaxy 30 CLO Ltd., Series 2022-30A, Class E, 1 mo. TSFR + 6.95%, 7.64%, 04/15/35 (b),(c),(e),(f)	1,000,000	893,445
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. USD LIBOR + 6.50%, 7.54%, 04/16/34 (b),(c),(e),(f)	500,000	424,065
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. USD LIBOR + 5.78%, 7.19%, 05/16/31 (b),(c),(e),(f)	1,000,000	895,012
Goldentree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ER, 3 mo. USD LIBOR + 6.15%, 7.21%, 10/20/34 (b),(c),(e),(f)	1,000,000	889,850
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. USD LIBOR + 3.35%, 4.39%, 04/15/34 (c),(e),(f)	1,000,000	935,675
GSAA Home Equity Trust, Series 2004-5, Class M2, 4.42%, 06/25/34 (c),(h)	295,260	239,680

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 6.33%, 7.37%, 07/15/34 (b),(c),(e),(f)	$1,500,000	$1,301,994
Halsey Point CLO I Ltd., Series 2019-1A, Class E, 3 mo. USD LIBOR + 7.70%, 8.76%, 01/20/33 (b),(c),(e),(f)	1,000,000	916,874
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.71%, 7.77%, 04/20/34 (b),(c),(e),(f)	1,500,000	1,308,201
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.94%, 7.20%, 01/30/35 (b),(c),(e),(f)	1,000,000	871,930
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. USD LIBOR + 7.20%, 8.26%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,330,086
Kayne CLO II Ltd., Series 2018-2A, Class ER, 3 mo. USD LIBOR + 6.00%, 7.04%, 10/15/31 (b),(c),(e),(f)	416,667	373,422
Kayne CLO III Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.50%, 7.54%, 04/15/32 (b),(c),(e),(f)	1,000,000	877,572
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + .16%, 1.78%, 11/25/36 (c),(e)	3,079,247	1,101,582
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .52%, 2.14%, 05/25/36 (c),(e)	6,989,718	2,528,985
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A4, 1 mo. USD LIBOR + .16%, 1.78%, 08/25/36 (c),(e)	483,776	194,078
Series 2006-WMC4, Class A5, 1 mo. USD LIBOR + .15%, 1.77%, 10/25/36 (c),(e)	519,365	196,234
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. USD LIBOR + 3.50%, 5.12%, 10/25/37 (c),(e)	706,114	497,115
MF1 Ltd.,
Series 2021-FL7, Class C, 1 mo. USD LIBOR + 2.05%, 3.66%, 10/16/36 (b),(c),(e),(f)	1,000,000	940,183
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 3.96%, 06/19/37 (c),(e),(f)	1,213,000	1,206,751
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 4.51%, 06/19/37 (c),(e),(f)	1,000,000	993,206
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class ER, 3 mo. USD LIBOR + 6.25%, 7.31%, 10/20/35 (b),(c),(e),(f)	1,000,000	877,192
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. USD LIBOR + 6.36%, 7.40%, 04/15/34 (b),(c),(e),(f)	1,000,000	853,391
OCP CLO Ltd.,
Series 2015-10A, Class DR2, 3 mo. USD LIBOR + 2.95%, 4.16%, 01/26/34 (b),(c),(e),(f)	1,000,000	910,718
Series 2020-18A, Class ER, 3 mo. USD LIBOR + 6.43%, 7.49%, 07/20/32 (b),(c),(e),(f)	1,000,000	899,636
Series 2021-22A, Class E, 3 mo. USD LIBOR + 6.60%, 7.66%, 12/02/34 (b),(c),(e),(f)	2,000,000	1,750,154
Palmer Square CLO Ltd., Series 2022-3A, Class E, 3 mo. TSFR + 7.98%, 7.98%, 07/20/35 (c),(e),(f),(i)	1,000,000	990,000
Parallel Ltd.,
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 7.78%, 07/20/32 (b),(c),(e),(f)	666,500	585,700
Series 2021-2A, Class D, 3 mo. USD LIBOR + 7.20%, 8.26%, 10/20/34 (b),(c),(e),(f)	1,000,000	862,942
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 1 mo. TSFR + 7.29%, 7.92%, 04/20/35 (b),(c),(e),(f)	1,000,000	873,109
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. USD LIBOR + 6.43%, 7.89%, 05/18/34 (b),(c),(e),(f)	500,000	445,850
Post CLO 2021-1 Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.45%, 7.49%, 10/15/34 (b),(c),(e),(f)	1,000,000	917,316
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 6.55%, 7.59%, 04/16/32 (b),(c),(e),(f)	1,750,000	1,536,425
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.61%, 7.65%, 04/17/34 (b),(c),(e),(f)	500,000	434,357
PRET 2021-NPL3 LLC, Series 2021-NPL3, Class A2, 3.72%, 07/25/51 (b),(c),(f),(h)	101,000	94,944
Progress Residential 2022-SFR3 Trust,
Series 2022-SFR3, Class E1, 5.20%, 04/17/39 (b),(c),(f)	1,000,000	964,086
Series 2022-SFR3, Class E2, 5.60%, 04/17/39 (b),(c),(f)	1,000,000	963,709
Progress Residential Trust,
Series 2021-SFR11, Class F, 4.42%, 01/17/39 (c),(f)	100,000	87,034
Series 2021-SFR8, Class E1, 2.38%, 10/17/38 (c),(f)	100,000	86,614
Series 2021-SFR9, Class F, 4.05%, 11/17/40 (c),(f)	100,000	86,525
Series 2022-SFR1, Class G, 5.52%, 02/17/41 (c),(f)	100,000	87,844
Series 2022-SFR2, Class E1, 4.55%, 04/17/27 (c)	100,000	93,857
PROGRESS RESIDENTIAL TRUST PROG 2022 SFR4 E1 144A, Series 2022-SFR4, Class E1, 6.12%, 05/17/41 (c),(f)	100,000	99,423

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
RASC Trust,
Series 2006-KS1, Class M4, 1 mo. USD LIBOR + .53%, 2.42%, 02/25/36 (c),(e)	$320,910	$249,731
Series 2006-KS8, Class M1, 1 mo. USD LIBOR + .29%, 1.91%, 10/25/36 (c),(e)	280,020	245,817
Rockford Tower CLO Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 6.90%, 7.96%, 01/20/32 (b),(c),(e),(f)	1,500,000	1,382,046
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. USD LIBOR + 6.25%, 7.43%, 07/25/31 (b),(c),(e),(f)	2,250,000	1,978,238
Romark CLO IV Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 6.95%, 7.94%, 07/10/34 (b),(c),(e),(f)	500,000	430,131
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. USD LIBOR + 5.80%, 6.84%, 04/15/36 (b),(c),(e),(f)	1,000,000	864,424
Shackleton XIV CLO Ltd., Series 2019-14A, Class ER, 3 mo. USD LIBOR + 7.32%, 8.38%, 07/20/34 (b),(c),(e),(f)	500,000	442,379
Sound Point CLO XXIII, Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.47%, 7.51%, 07/15/34 (b),(c),(e),(f)	2,400,000	2,073,564
STAR Trust,
Series 2022-SFR3, Class E1, 1 mo. TSFR + 3.20%, 4.71%, 05/17/24 (b),(c),(e),(f)	1,000,000	990,268
Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 5.21%, 05/17/24 (b),(c),(e),(f)	1,000,000	995,134
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.35%, 7.79%, 11/18/30 (b),(c),(e),(f)	750,000	691,922
Trinitas CLO IV Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.25%, 7.35%, 07/21/34 (b),(c),(e),(f)	1,000,000	890,358
Trinitas CLO V Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.35%, 7.41%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,332,606
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. USD LIBOR + 6.82%, 8.00%, 01/25/34 (b),(c),(e),(f)	1,000,000	878,620
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A2, 4.21%, 08/25/51 (c),(f),(h)	100,000	96,566
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. USD LIBOR + 7.06%, 8.10%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,309,672
VOLT CIII LLC, Series 2021-CF1, Class A2, 3.97%, 08/25/51 (b),(c),(f),(h)	124,000	119,614
Voya CLO Ltd.,
Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.75%, 6.79%, 10/15/31 (b),(c),(e),(f)	1,500,000	1,192,840
Series 2020-3A, Class DR, 3 mo. USD LIBOR + 3.25%, 4.31%, 10/20/34 (b),(c),(e),(f)	1,100,000	1,012,482

Total North America		85,837,611

TOTAL ASSET-BACKED SECURITIES (COST $94,223,153)		85,837,611

CONVERTIBLE BONDS — 0.1%
Asia — 0.0%
Internet Media — 0.0%
iQIYI, Inc.,
2.00%, 04/01/25 (c)	1,193,000	960,365
4.00%, 12/15/26 (c)	151,000	100,339

		1,060,704

Total Asia		1,060,704

North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b),(c)	3,418,000	3,022,794

Total North America		3,022,794

TOTAL CONVERTIBLE BONDS (COST $4,582,137)		4,083,498

BANK DEBT — 3.6%
Europe — 0.1%
Financial Services — 0.1%
IRIS Holdings, Inc., Term Loan, 4.92%, 06/28/28 (c)	3,362,291	3,065,300

Total Europe		3,065,300

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
North America — 2.9%
Apparel & Textile Products — 0.0%
Mad Engine Global, LLC , Term Loan, 9.25%, 07/15/27 (c),(e)	$1,563,336	$1,456,513
S&S Holdings LLC, Term Loan, 1 mo. USD LIBOR, 6.74%, 03/11/28 (c),(e)	4,462	4,172

		1,460,685

Consumer Services — 0.1%
8th Avenue Food & Provisions, Inc. , 2018 1st Lien Term Loan, 5.42%, 10/01/25 (c),(e)	1,824,840	1,530,256
KNS Acquisition Corp. , Term Loan, 8.50%, 04/21/27 (c),(e)	3,793,340	3,442,456

		4,972,712

Energy — 0.1%
Stonepeak Taurus Lower Holdings LLC , 2022 2nd Lien Term Loan, 7.00%, 01/28/30 (c),(d),(j)	3,512,310	3,213,764

Entertainment Resources — 0.3%
Alterra Mountain Company, 2021 Series B-2 Consenting Term Loan, 1 mo. LIBOR + 3.50%, 5.17%, 08/17/28 (c),(e)	109,175	103,580
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 5.25%, 03/08/24 (c),(e)	16,070,043	11,891,832
2017 2nd Lien Term Loan, 9.25%, 09/06/24 (c),(e)	3,281,628	2,432,047

		14,427,459

Entertainment Resources — 0.1%
Bulldog Purchaser, Inc., 2018 Term Loan, 3 mo. LIBOR + 3.75%, 5.32%, 09/05/25 (c),(d),(e)	4,328,022	3,944,992

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. , Term Loan B, 7.77%, 01/12/26 (c),(d),(e)	1,665,002	1,581,752

Financial Services — 0.3%
HB Acquisitions LLC , 2022 AUD Term Loan, 11.81%, 02/15/25 (c),(d)	21,079,817	14,259,341
Project Castle, Inc. , Term Loan B, 6.90%, 06/01/29 (c),(d),(e)	1,508,323	1,346,178

		15,605,519

Health Care Facilities & Services — 0.0%
U.S. Renal Care, Inc., 2019 Term Loan B, 3 mo. USD LIBOR, 0.00%, 06/26/26 (c),(d),(e),(j),(k)	1,827,807	1,244,865

Health Care Facilities & Services — 0.2%
Quorum Health Corporation , 2020 Term Loan, 7.50%, 04/29/25 (c),(e)	8,793,511	5,862,371
Team Health Holdings, Inc.,
1st Lien Term Loan, 4.42%, 02/06/24 (c),(e)	2,487,583	2,201,510
2022 Term Loan B, 6.78%, 03/02/27 (c),(d),(e)	1,383,484	1,156,938

		9,220,819

Home Improvement — 0.0%
Stitch Acquisition Corporation , Term Loan B, 9.00%, 07/28/28 (c),(e)	1,558,246	1,383,925

Industrial Other — 0.2%
Brand Energy & Infrastructure Services, Inc. , 2017 Term Loan, 5.25%, 06/21/24 (c),(e)	2,180,303	1,878,701
QualTek USA, LLC , 2018 1st Lien Term Loan, 7.49%, 07/18/25 (c),(e)	12,771,188	10,408,519

		12,287,220

Industrial Services — 0.3%
American Auto Auction Group, LLC , 2021 Term Loan B, 5.00%, 12/30/27 (c),(j)	10,113,566	9,430,900
TKC Holdings, Inc., 2022 PIK Toggle Holdco Term Loan, 6 mo. LIBOR + 12.00%, 12.00%, 02/15/27 (c),(d)	3,597,323	3,255,577

		12,686,477

Machinery Manufacturing — 0.3%
Arcline FM Holdings, LLC , 2021 2nd Lien Term Loan, 11.13%, 06/23/29 (c),(e)	4,416,711	4,129,625
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 8.75%, 05/21/29 (c),(e)	1,122,432	1,071,923
2021 USD 2nd Lien Term Loan, 8.25%, 05/21/29 (c), (e)	11,545,028	11,150,534

		16,352,082

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount		Value
Pharmaceuticals — 0.3%
Mallinckrodt International Finance S.A.,
2018 Term Loan B, 6.91%, 02/24/25 (c),(e)	$1,789,395		$1,520,986
USD Term Loan B, 6.25%, 09/24/24 (c),(e)	13,673,264		11,675,053

			13,196,039

Publishing & Broadcasting — 0.2%
A-L Parent LLC , 2016 1st Lien Term Loan, 4.92%, 12/01/23 (c),(d),(e)	11,832,261		10,353,228

Refining & Marketing — 0.2%
CITGO Holding, Inc. , 2019 Term Loan B, 8.67%, 08/01/23 (c),(d),(e)	5,425,024		5,344,788
Gulf Finance, LLC , 2021 Term Loan, 8.42%, 08/25/26 (c),(e)	3,857,266		2,837,520

			8,182,308

Software & Services — 0.1%
Constant Contact, Inc. , Second Lien Term Loan, 8.51%, 02/12/29 (c),(e)	2,830,543		2,717,321
DMT Solutions Global Corporation , 2020 Incremental Term Loan, 9.18%, 07/02/24 (c),(e)	3,922,948		3,687,571
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. LIBOR + 3.25%, 4.92%, 03/03/28 (c),(e)	306,455		286,631

			6,691,523

Travel & Lodging — 0.2%
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. LIBOR + 3.00%, 4.67%, 08/02/28 (c),(e)	1,399,975		1,308,108
Hornblower Sub, LLC,
2020 Repriced Term Loan B, 7.38%, 04/27/25 (c),(e)	10,539,953		7,817,167
2020 Term Loan, 10.06%, 11/10/25 (c),(e)	108,047		109,669

			9,234,944

Utilities — 0.0%
Brazos Electric Power Cooperative, Inc., Revolver, 3 mo. USD LIBOR, 2.51%, 09/28/23 (c),(d),(e),(n)	1,549,028		1,281,821

Total North America			147,322,134

South America — 0.6%
Consumer Discretionary Services — 0.2%
Infinity Bidco US LLC,
2021 Incremental Fixed Term Loan, 9.50%, 04/01/28 (c),(d)	2,449,167		2,449,167
Fixed Term Loan, 9.50%, 12/23/22 (c),(d)	5,715,388		5,715,388
McLaren Racing Limited, GBP Term Loan, 0.00%, 12/31/35 (c),(d)	1,920,370	GBP	2,499,831

			10,664,386

Health Care — 0.2%
Gordian Medical, Inc. , Term Loan B, 8.50%, 01/31/27 (c)	5,808,820		4,937,497
New Millennium HoldCo, Inc. , 2020 Term Loan, 6.50%, 05/01/25 (c),(d)	2,275,427		2,184,410

			7,121,907

Industrial Products — 0.1%
Latam Airlines Group S.A. , 2022 PIK DIP Delayed Draw Term Loan C, 13.73%, 08/08/22 (c)	2,429,946		2,446,153

Materials — 0.0%
Samarco Mineracao S.A.,
Fixed Rate Term Loan 2, 2.17%, 08/31/22 (c),(d)	730,380		434,576
Term Loan, 1.67%, 12/31/22 (c),(d)	719,110		427,870

			862,446

Media — 0.0%
LBI Media, Inc., Exit Term Loan, 9.75%, 10/15/24 (c),(d)	331,074		108,923

Metals & Mining — 0.1%
Samarco Mineracao S.A., Fixed Rate Term Loan, 1.67%, 08/31/22 (c),(d)	11,623,127		6,915,761

Software & Technology Services — 0.0%
Byju’s Alpha, Inc., Term Loan B, 1 mo. USD LIBOR, 7.01%, 11/24/26 (c)	1,366,435		1,278,751

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Travel & Lodging — 0.0%
Hornblower Sub, LLC , 2021 Incremental Term Loan, 9.54%, 11/10/25 (c)	$450,371	$457,127

Total South America		29,855,454

TOTAL BANK DEBT (COST $201,363,228)		180,242,888

CORPORATE BONDS & NOTES — 7.1%
Africa — 0.3%
Banks — 0.0%
Access Bank PLC, 5 year CMT + 8.07%, 9.13%, 12/31/99 (c),(e),(l)	2,496,000	2,021,760

Chemicals — 0.1%
Sasol Financing USA LLC, 5.88%, 03/27/24 (c),(m)	6,960,000	6,806,880

Utilities — 0.2%
Eskom Holdings SOC Ltd.,
7.13%, 02/11/25 (l)	263,000	221,136
8.45%, 08/10/28 (l)	8,719,000	7,039,720

		7,260,856

Total Africa		16,089,496

Asia — 0.7%
Chemicals — 0.1%
GC Treasury Center Co. Ltd., MTN, 4.40%, 03/30/32 (c),(l),(m)	4,145,000	3,801,562

Internet Media — 0.1%
Prosus NV, 4.99%, 01/19/52 (c),(l)	5,596,000	4,018,122
Tencent Holdings Ltd., MTN, 3.84%, 04/22/51 (c),(l)	2,981,000	2,311,957

		6,330,079

Metals & Mining — 0.2%
PT Freeport Indonesia,
6.20%, 04/14/52 (c),(l)	3,500,000	3,042,795
MTN, 5.32%, 04/14/32 (c),(l)	6,400,000	5,801,600
PT Indonesia Asahan Aluminium Persero, 6.76%, 11/15/48 (c),(l)	2,870,000	2,590,175

		11,434,570

Real Estate — 0.0%
China Evergrande Group,
8.75%, 06/28/25 (c),(l)	853,000	66,506
9.50%, 04/11/22 (c),(l),(n)	1,800,000	144,000
10.00%, 04/11/23 (c),(l)	400,000	31,503
Scenery Journey Ltd.,
11.50%, 10/24/22 (c),(l)	3,901,000	234,060
12.00%, 10/24/23 (c),(l)	400,000	24,000
13.00%, 11/06/22 (c),(l)	800,000	52,302

		552,371

Refining & Marketing — 0.1%
Thaioil Treasury Center Co., Ltd.,
MTN, 2.50%, 06/18/30 (c),(l),(m)	1,600,000	1,288,928
MTN, 3.50%, 10/17/49 (c),(l)	1,650,000	1,065,702
MTN, 3.75%, 06/18/50 (c),(l)	1,180,000	793,704
MTN, 5.38%, 11/20/48 (c),(l),(m)	1,970,000	1,685,532

		4,833,866

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount		Value
Retail - Consumer Discretionary — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 (c)	$3,936,000		$2,686,457

Utilities — 0.1%
PT Perusahaan Perseroan Persero Perusahaan Listrik Negara, MTN, 5.25%, 05/15/47 (c),(l)	3,345,000		2,769,158

Total Asia			32,408,063

Europe — 0.8%
Automobiles Manufacturing — 0.3%
Aston Martin Capital Holdings Ltd.,
10.50%, 11/30/25 (b),(c),(f)	12,735,000		11,607,252
10.50%, 11/30/25 (b),(c),(l)	1,323,000		1,205,842
Mclaren Finance plc, 7.50%, 08/01/26 (b),(c),(f)	4,871,000		3,599,182

			16,412,276

Entertainment Resources — 0.0%
CPUK Finance Ltd., 6.50%, 08/28/26 (c),(l)	1,000,000	GBP	1,144,608

Food & Beverage — 0.1%
Forno d’Asolo SpA, 3 mo. EURIBOR + 5.50%, 5.50%, 04/30/27 (c),(e),(f)	3,404,000	EUR	3,281,844
MHP Lux SA,
6.25%, 09/19/29 (c),(f)	$689,000		342,984
6.95%, 04/03/26 (c),(l)	2,257,000		1,151,070
MHP SE,
7.75%, 05/10/24 (c),(f)	400,000		203,520
7.75%, 05/10/24 (c),(l)	2,413,000		1,227,735

			6,207,153

Restaurants — 0.3%
Stonegate Pub Co. Financing 2019 plc,
8.25%, 07/31/25 (c),(f)	215,000	GBP	239,015
8.25%, 07/31/25 (c),(l)	11,373,000	GBP	12,643,330

			12,882,345

Transportation & Logistics — 0.1%
Heathrow Finance plc,
4.38%, 03/01/27 (c),(h),(l)	2,393,000	GBP	2,503,729
4.63%, 09/01/29 (c),(h),(l)	1,483,000	GBP	1,555,228

			4,058,957

Total Europe			40,705,339

Middle East — 0.2%
Banks — 0.1%
Bank Hapoalim BM, H15T5Y + 2.16%, 3.26%, 01/21/32 (c),(e),(l)	$3,296,000		2,818,080

Power Generation — 0.1%
Israel Electric Corp., Ltd., MTN, 3.75%, 02/22/32 (c),(l)	4,765,000		4,258,052

Utilities — 0.0%
Oryx Funding Ltd., 5.80%, 02/03/31 (f)	917,000		863,843

Total Middle East			7,939,975

North America — 4.6%
Aerospace & Defense — 0.0%
Triumph Group, Inc., 6.25%, 09/15/24 (b),(c),(f)	2,367,000		2,110,985

Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(c),(f)	3,623,000		2,667,434

Commercial Finance — 0.2%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/28 (b),(c),(f)	620,000		511,757
6.50%, 10/01/25 (c),(f)	451,000		425,523
9.75%, 08/01/27 (b),(c),(f)	7,900,000		7,721,488

			8,658,768

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Consumer Finance — 0.2%
Curo Group Holdings Corp., 7.50%, 08/01/28 (b),(c),(f)	$14,015,000	$8,797,075
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(c),(f)	2,002,000	1,766,153

		10,563,228

Consumer Products — 0.2%
Kronos Acquisition Holdings, Inc., 7.00%, 12/31/27 (b),(c),(f)	11,259,000	8,444,250

Consumer Services — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(c),(f)	6,816,000	5,838,111
10.50%, 05/15/29 (b),(c),(f)	10,382,000	8,494,241

		14,332,352

Containers & Packaging — 0.2%
LABL, Inc.,
8.25%, 11/01/29 (b),(c),(f)	1,978,000	1,493,390
10.50%, 07/15/27 (c),(f)	47,000	40,890
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (b),(c),(f)	11,105,000	9,689,113

		11,223,393

Exploration & Production — 0.3%
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(f)	16,351,000	15,458,902

Financial Services — 0.1%
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (c),(f),(i)	5,443,000	5,148,262
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29 (c),(f)	100,000	81,000
MF Global Holdings Ltd., 6.75%, 08/08/16 (c),(d),(n)	436,000	125,350

		5,354,612

Health Care Facilities & Services — 0.5%
Akumin Escrow, Inc., 7.50%, 08/01/28 (b),(c),(f)	5,577,000	3,978,682
Akumin, Inc., 7.00%, 11/01/25 (b),(c),(f)	3,344,000	2,591,971
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (b),(c),(f)	3,352,000	1,181,580
CAN Community Health, Inc., 8.50%, 03/01/28 (b),(c),(f)	4,230,000	4,417,431
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(c),(f)	14,454,000	10,092,948

		22,262,612

Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(c),(f)	4,383,000	3,808,476

Industrial Other — 0.2%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(c),(f)	12,390,000	9,251,985

Integrated Oils — 0.6%
Petroleos Mexicanos,
6.75%, 09/21/47	6,321,000	3,903,218
6.95%, 01/28/60	1,976,000	1,216,228
MTN, 8.75%, 06/02/29 (c),(l)	26,510,000	24,005,335

		29,124,781

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(f)	5,930,000	5,752,100

Manufactured Goods — 0.1%
FXI Holdings, Inc., 12.25%, 11/15/26 (b),(c),(f)	4,730,000	4,206,767

Oil & Gas Services — 0.0%
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25 (b),(c),(f)	1,783,000	1,648,246

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pipeline — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
10.00%, 02/29/24 (b),(c),(f)	$3,151,352	$3,148,201
11.50%, 02/28/25 (b),(c),(f)	16,547,133	16,302,658
11.50%, 02/28/25 (c)	69,301	68,277

		19,519,136

Property & Casualty Insurance — 0.1%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25 (b),(c),(f)	5,023,873	4,850,549

Real Estate — 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/29 (b),(c),(f)	294,000	252,447
5.88%, 10/01/28 (b),(c),(f)	1,000,000	912,690
XHR LP, 4.88%, 06/01/29 (b),(c),(f)	127,000	108,948

		1,274,085

Refining & Marketing — 0.1%
Citgo Holding, Inc., 9.25%, 08/01/24 (c),(f)	4,104,000	3,970,620

Restaurants — 0.1%
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/28 (b),(c),(f)	7,260,000	4,972,569

Retail - Consumer Discretionary — 0.2%
Carvana Co.,
4.88%, 09/01/29 (b),(c),(f)	6,098,000	3,467,354
5.63%, 10/01/25 (b),(c),(f)	5,138,000	3,945,779
5.88%, 10/01/28 (b),(c),(f)	1,277,000	810,786
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (c),(f)	431,000	338,753
7.88%, 05/01/29 (b),(c),(f)	3,908,000	2,575,450
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29 (c),(f)	294,000	264,750

		11,402,872

Travel & Lodging — 0.3%
Marriott Ownership Resorts, Inc.,
4.50%, 06/15/29 (c),(f)	204,000	169,663
4.75%, 01/15/28 (b),(c)	281,000	243,738
Travel + Leisure Co., 4.63%, 03/01/30 (c),(f)	187,000	144,925
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(f)	9,289,000	6,939,602
6.25%, 05/15/25 (b),(c),(f)	6,284,000	5,294,270
7.00%, 02/15/29 (b),(c),(f)	1,740,000	1,302,947
13.00%, 05/15/25 (b),(c),(f)	1,791,000	1,835,443

		15,930,588

Utilities — 0.2%
Ferrellgas LP / Ferrellgas Finance Corp.,
5.38%, 04/01/26 (b),(c),(f)	5,108,000	4,434,689
5.88%, 04/01/29 (b),(c),(f)	5,478,000	4,446,948

		8,881,637

Wireline Telecommunications Services — 0.0%
Switch Ltd., 3.75%, 09/15/28 (b),(c),(f)	847,000	837,810

Total North America		226,508,757

South America — 0.5%
Airlines — 0.5%
Azul Investments LLP,
5.88%, 10/26/24 (b),(c),(f)	5,542,000	4,203,141
5.88%, 10/26/24 (b),(c),(l)	3,394,000	2,574,064
7.25%, 06/15/26 (b),(c),(f)	984,000	674,730

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount		Value
7.25%, 06/15/26 (b),(c),(l)	$2,711,000		$1,858,937
Latam Finance Ltd.,
6.88%, 04/11/24 (b),(c),(f),(n)	1,426,000		1,347,570
6.88%, 04/11/24 (b),(c),(l),(n)	2,176,000		2,056,320
7.00%, 03/01/26 (b),(c),(f),(n)	6,106,000		5,796,545
7.00%, 03/01/26 (b),(c),(l),(n)	5,203,000		4,939,309

			23,450,616

Metals & Mining — 0.0%
Samarco Mineracao SA, 4.13%, 11/01/22 (b),(c),(l),(n)	1,600,000		889,831

Refining & Marketing — 0.0%
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31 (b),(l)	2,667,000		2,119,438

Total South America			26,459,885

TOTAL CORPORATE BONDS & NOTES (COST $407,802,728)			350,111,515

SOVEREIGN DEBT — 5.5%
Angolan Government International Bond,
8.75%, 04/14/32 (f)	1,005,000		800,631
9.38%, 05/08/48 (l)	13,047,000		9,400,363
MTN, 8.00%, 11/26/29 (l)	4,172,000		3,290,123
Argentine Republic Government International Bond, 1.13%, 07/09/35 (h)	21,586,388		4,649,146
Bahrain Government International Bond,
6.00%, 09/19/44 (c),(l),(m)	1,484,000		1,097,774
7.00%, 01/26/26 (l)	5,073,000		5,214,537
7.50%, 09/20/47 (c),(l)	5,048,000		4,228,397
MTN, 6.25%, 01/25/51 (c),(l)	1,079,000		802,668
CBB International Sukuk Programme Co. WLL, 3.88%, 05/18/29 (f)	5,652,000		4,966,978
Chile Government International Bond, 4.34%, 03/07/42 (c),(m)	27,529,000		24,508,043
Colombia Government International Bond,
3.88%, 02/15/61 (c)	33,651,000		19,303,902
4.13%, 05/15/51 (c),(m)	4,265,000		2,554,489
Dominican Republic International Bond,
5.50%, 02/22/29 (c),(l),(m)	2,850,000		2,477,334
5.88%, 01/30/60 (l),(m)	7,385,000		5,034,840
6.00%, 07/19/28 (c),(l)	5,000,000		4,637,500
Ecuador Government International Bond, 1.00%, 07/31/35 (h),(l)	18,026,400		8,689,714
Egypt Government International Bond,
7.90%, 02/21/48 (l)	4,348,000		2,478,360
8.50%, 01/31/47 (l)	18,892,000		11,151,948
MTN, 7.50%, 02/16/61 (l),(m)	23,703,000		13,136,013
MTN, 7.60%, 03/01/29 (l)	1,742,000		1,267,329
MTN, 8.15%, 11/20/59 (l)	24,375,000		14,050,774
MTN, 8.75%, 09/30/51 (c),(l)	400,000		240,077
French Republic Government Bond OAT, 0.10%, 03/01/29 (c),(l)	3,326,898	EUR	3,675,387
Hungary Government International Bond, 5.25%, 06/16/29 (c),(l)	$7,942,000		7,909,438
Indonesia Government International Bond,
3.35%, 03/12/71 (c)	3,591,000		2,522,667
3.55%, 03/31/32 (c),(m)	8,258,000		7,513,746
4.30%, 03/31/52 (c)	7,183,000		6,244,869
Iraq International Bond,
5.80%, 01/15/28 (l)	14,525,250		13,040,043
5.80%, 01/15/28 (c),(f)	6,057,750		5,438,345
Jordan Government International Bond, 7.75%, 01/15/28 (c),(l)	1,680,000		1,562,736
Korea National Oil Corp., 2.13%, 04/18/27 (c),(l),(m)	5,115,000		4,694,103
Lebanon Government International Bond,
5.80%, 04/14/20 (c),(l),(n)	3,567,000		214,733
MTN, 6.38%, 03/09/20 (c),(n)	23,870,000		1,436,974
MTN, 8.25%, 04/12/21 (c),(l),(n)	3,525,000		212,205
Mozambique International Bond, 5.00%, 09/15/31 (h),(l)	2,265,000		1,632,386
Nigeria Government International Bond,
7.70%, 02/23/38 (l)	3,657,000		2,251,907
8.38%, 03/24/29 (c),(l)	6,372,000		4,834,755
8.75%, 01/21/31 (l)	3,652,000		2,721,616

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount		Value
MTN, 7.38%, 09/28/33 (l)	$2,461,000		$1,607,279
MTN, 7.63%, 11/28/47 (l)	4,631,000		2,767,022
Oman Government International Bond,
5.63%, 01/17/28 (c),(l)	1,769,000		1,700,699
6.25%, 01/25/31 (l)	3,332,000		3,212,981
6.75%, 01/17/48 (l)	1,360,000		1,170,008
7.00%, 01/25/51 (l)	911,000		800,723
Oman Sovereign Sukuk Co., 4.88%, 06/15/30 (b),(f)	718,000		695,563
Republic of Ghana,
7.75%, 04/07/29 (f)	1,203,000		598,493
7.75%, 04/07/29 (l)	4,778,000		2,377,055
8.63%, 04/07/34 (c),(l)	1,900,000		914,375
8.88%, 05/07/42 (l)	1,867,000		893,135
Republic of Nigeria, 8.38%, 03/24/29 (f)	1,192,000		904,430
Republic of South Africa Government Bond,
8.75%, 02/28/48	56,618,482	ZAR	2,675,577
10.50%, 12/21/26	171,540,214	ZAR	11,154,661
Republic of South Africa Government International Bond, 6.25%, 03/08/41 (c)	$3,964,000		3,072,100
Republic of Sri Lanka, 7.85%, 03/14/29 (c),(l)	467,000		148,632
Republic of Sri Lanka,
5.75%, 04/18/23 (c),(l)	2,149,000		681,272
6.35%, 06/28/24 (c),(l)	2,753,000		873,748
6.75%, 04/18/28 (c),(l)	724,000		228,237
6.85%, 11/03/25 (c),(l)	3,860,000		1,244,015
7.55%, 03/28/30 (c),(l)	6,590,000		2,084,798
Tunisian Republic, 5.75%, 01/30/25 (l)	2,218,000		1,218,392
Turkey Government International Bond,
4.88%, 04/16/43 (c)	3,700,000		2,181,564
5.75%, 05/11/47	20,239,000		12,430,187
Ukraine Government International Bond,
0.00%, 05/31/40 (e),(k),(l)	2,874,000		709,878
6.88%, 05/21/29 (l)	6,178,000		1,500,018
7.25%, 03/15/33 (l)	3,699,000		914,837
7.38%, 09/25/32 (l)	6,834,000		1,678,157

TOTAL SOVEREIGN DEBT (COST $337,850,582)			270,324,686

MORTGAGE-BACKED SECURITIES — 13.9%
Europe — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.25%, 02/16/25 (c),(e),(l)	95,671	EUR	97,000
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 4.75%, 02/16/25 (c),(e),(l)	95,727	EUR	96,575

			193,575

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Mulcair Securities No 3 DAC, 3 mo. EURIBOR + 2.00%, 1.54%, 04/24/65 (c),(e),(l)	158,000	EUR	156,170

Total Europe			349,745

North America — 13.9%
Collateralized Mortgage Obligation (Residential) — 7.0%
Ajax Mortgage Loan Trust, Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(c),(e),(f)	$972,000		841,885
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.74%, 08/25/34 (c),(e)	342,415		305,031
Series 2004-2CB, Class M, 5.76%, 03/25/34 (c),(e)	474,605		379,142
Series 2004-4CB, Class M, 5.82%, 04/25/34 (c),(e)	234,714		201,666
Series 2005-46CB, Class A9, 5.50%, 10/25/35 (c)	1,873,978		1,637,906
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (c)	571,312		215,473
Series 2006-H, Class 5A1, 1 mo. USD LIBOR + .36%, 1.97%, 10/20/36 (c),(e)	4,135,073		1,713,194
Series 2006-OA12, Class A2, 1 mo. USD LIBOR + .21%, 1.82%, 09/20/46 (c),(e)	243,513		212,185
Series 2006-OA12 SEQ, Class A1C, 1 mo. USD LIBOR + .28%, 1.89%, 09/20/46 (c),(e)	325,971		255,641
Series 2006-OA16, Class A4B, 1 mo. USD LIBOR + .50%, 2.12%, 10/25/46 (c),(e)	41,711		49,389
Series 2006-OA17, Class 1A1D, 1 mo. USD LIBOR + .29%, 1.90%, 12/20/46 (c),(e)	315,131		258,102

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-OA19, Class A1, 1 mo. USD LIBOR + .18%, 1.79%, 02/20/47 (c),(e)	$409,696	$317,358
Series 2006-OA19, Class A4, 1 mo. USD LIBOR + .21%, 1.82%, 02/20/47 (c),(e)	393,406	320,343
Series 2006-OA2, Class A1, 1 mo. USD LIBOR + .42%, 2.03%, 05/20/46 (c),(e)	645,821	588,729
Series 2006-OA8, Class 2A4, 1 mo. USD LIBOR + ..52%, 2.14%, 07/25/46 (c),(e)	347,566	264,875
Series 2006-OA9, Class 2A1A, 1 mo. USD LIBOR + ..21%, 1.82%, 07/20/46 (c),(e)	245,493	198,753
Series 2007-5CB, Class 1A2, 6.00%, 04/25/37 (c)	341,550	222,800
Series 2007-OH2, Class A2B, 1 mo. USD LIBOR + ..36%, 1.98%, 08/25/47 (c),(e)	206,825	198,418
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (c),(h)	873,286	580,878
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (c),(e),(f)	109,000	93,903
Banc of America Funding Trust, Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 2.66%, 04/20/35 (c),(e)	1,536,196	1,351,854
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (c),(f)	100,000	87,696
Bear Stearns ARM Trust, Series 2004-3, Class B1, 3.50%, 07/25/34 (c),(e)	242,733	228,995
BRAVO Residential Funding Trust, Series 2022-NQM, Class B1, 4.75%, 09/25/61 (b),(c),(e),(f)	1,000,000	934,698
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 2.94%, 02/25/37 (c),(e)	254,473	189,013
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. USD LIBOR + .72%, 2.34%, 04/25/35 (c),(e)	613,677	541,627
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.88%, 11/25/70 (b),(c),(f),(h)	1,000,000	978,578
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B3A, 4.23%, 10/25/66 (c),(e),(f)	100,000	87,936
Series 2022-1, Class B1, 4.09%, 12/27/66 (c),(e),(f)	100,000	85,584
Series 2022-1, Class B2, 4.09%, 12/27/66 (c),(e),(f)	100,000	82,814
Series 2022-2, Class B1, 4.03%, 02/25/67 (c),(e),(f)	100,000	89,316
COLT Trust,
Series 2021-RPL1, Class B1, 4.83%, 09/25/61 (c),(e),(f)	100,000	91,545
Series 2021-RPL1, Class B2, 4.83%, 09/25/61 (b),(c),(e),(f)	446,000	397,152
CSMC,
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (c),(e),(f)	100,000	86,478
Series 2021-NQM8, Class B2, 4.21%, 10/25/66 (c),(e),(f)	100,000	82,162
Deephaven Residential Mortgage Trust,
Series 2021-2, Class B1, 3.17%, 04/25/66 (c),(e),(f)	100,000	85,174
Series 2021-2, Class B2, 3.93%, 04/25/66 (c),(e),(f)	100,000	83,374
Series 2021-4, Class B2, 4.49%, 11/25/66 (c),(e),(f)	100,000	93,870
Series 2022-1, Class B1, 4.31%, 01/25/67 (c),(e),(f)	100,000	84,674
Series 2022-1, Class B2, 4.31%, 01/25/67 (c),(e),(f)	100,000	81,232
Series 2022-2, Class M1, 4.34%, 03/25/67 (c),(e),(f)	100,000	94,532
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD LIBOR + .25%, 1.87%, 07/25/47 (c),(e)	204,647	188,128
Eagle RE Ltd., Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 3.62%, 01/25/30 (c),(e),(f)	10,192,000	9,507,424
Federal Home Loan Mortgage Corp.,
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (c),(g)	963,846	16,447
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (c),(g)	1,340,811	10,792
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (c),(g)	3,512,748	42,276
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (c),(g)	1,859,109	11,432
Federal National Mortgage Association,
0.00%, 05/12/52 (i)	—	0
4.00%, 07/14/52 (i)	22,000,000	21,709,534
4.50%, 08/11/52 (i)	245,000,000	245,574,280
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (c),(g)	1,985,550	31,280
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (c),(g)	1,870,629	35,875
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (c),(g)	16,599,065	288,027
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (c),(g)	1,651,040	9,342
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K085, Class X3, 2.39%, 12/25/45 (c),(e),(g)	1,000,000	119,196
Series K142, Class X3, 3.20%, 03/25/32 (c),(e),(g)	1,000,000	217,546
Series K142, Class X3, 3.25%, 04/25/50 (c),(e),(g)	1,000,000	230,464
GCAT Trust,
Series 2022-HX1, Class M1, 4.05%, 12/27/66 (c),(e),(f)	100,000	89,483

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-HX1, Class B1, 4.05%, 12/27/66 (c),(e),(f)	$100,000	$87,833
Government National Mortgage Association, 3.00%, 07/21/52 (i)	39,000,000	36,786,438
HarborView Mortgage Loan Trust,
Series 2004-10, Class B1, 1 mo. USD LIBOR + .90%, 2.50%, 01/19/35 (c),(e)	256,154	194,497
Series 2006-4, Class 1A1A, 1 mo. USD LIBOR + .36%, 1.97%, 05/19/46 (c),(e)	586,140	316,982
IndyMac INDX Mortgage Loan Trust, Series 2006-AR7, Class 3A1, 2.77%, 05/25/36 (c),(e)	251,141	234,648
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 4.00%, 02/25/60 (b),(c),(f),(h)	1,000,000	952,187
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(c),(f),(h)	556,000	530,516
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 4.46%, 09/25/26 (b),(c),(e),(f)	1,884,000	1,793,967
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (b),(c),(f),(h)	684,000	648,811
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class M1, 3.47%, 06/25/35 (c),(e)	659,020	603,345
MFA Trust,
Series 2021-INV2, Class B1, 4.39%, 11/25/56 (c),(e),(f)	100,000	87,842
Series 2022-NQM, Class M1, 4.33%, 12/25/66 (b),(c),(e),(f)	1,000,000	913,223
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class B1, 2.58%, 09/25/34 (c),(e)	291,622	239,298
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 3.87%, 01/25/30 (c),(e),(f)	1,425,000	1,296,801
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B1, 3.84%, 01/25/26 (c),(e),(f)	100,000	82,986
Series 2022-NQM1, Class B2, 3.84%, 01/25/26 (c),(e),(f)	100,000	80,971
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 4.40%, 05/27/23 (c),(e),(f)	2,039,734	1,904,987
PRPM LLC,
Series 2021-6, Class A2, 3.47%, 07/25/26 (c),(f),(h)	100,000	96,349
Series 2021-7, Class A2, 3.67%, 08/25/26 (c),(f),(h)	207,000	199,140
Series 2021-8, Class A2, 3.60%, 09/25/26 (c),(e),(f)	129,000	124,476
Series 2021-9 SEQ, Class A2, 3.97%, 10/25/26 (b),(c),(e),(f)	244,000	231,725
STACR Trust, Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (c),(f),(g)	1,358,000	17,969
Starwood Mortgage Residential Trust,
Series 2021-6, Class B1, 3.94%, 11/25/66 (c),(e),(f)	100,000	85,023
Series 2021-6, Class B2, 3.94%, 11/25/66 (c),(e),(f)	100,000	81,472
Series 2022-1, Class B1, 3.96%, 12/25/66 (c),(e),(f)	135,000	116,182
Structured Asset Securities Corp Mortgage Pass-Through CTFS, Series 2003-26A, Class B1II, 2.46%, 09/25/33 (c),(e)	284,200	213,813
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 2.31%, 10/25/45 (c),(e)	574,475	455,870
TRK Trust,
Series 2021-INV2, Class B1, 4.10%, 11/25/56 (c),(e),(f)	100,000	84,708
Series 2021-INV2, Class B2, 4.47%, 11/25/56 (b),(c),(e),(f)	1,000,000	769,458
Series 2022-INV1, Class B1, 4.07%, 02/25/57 (c),(e),(f)	111,000	94,574
Series 2022-INV1, Class B2, 4.07%, 02/25/57 (c),(e),(f)	100,000	80,998
Verus Securitization Trust, Series 2022-1, Class B2, 3.99%, 01/25/67 (b),(c),(e),(f)	1,000,000	837,773
WaMu Mortgage Pass-Through Certificates Series,
Series 2005-AR17, Class A1C4, 1 mo. USD LIBOR + .80%, 2.42%, 12/25/45 (c),(e)	245,318	219,155
Series 2005-AR2, Class B1, 1 mo. USD LIBOR + .80%, 2.42%, 01/25/45 (c),(e)	289,303	236,624
Series 2005-AR9, Class B1, 1 mo. USD LIBOR + .95%, 2.57%, 07/25/45 (c),(e)	207,407	196,389
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 1.55%, 01/25/46 (c),(e)	275,916	248,664
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 12 mo. MTA + ..82%, 1.14%, 12/25/46 (c),(e)	1,618,786	1,370,896
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (c)	248,308	226,910
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 1.23%, 02/25/47 (c),(e)	217,886	195,198

		345,714,199

Commercial Mortgage-Backed Securities — 5.4%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4 SEQ, Class E, 2.00%, 02/15/55 (c),(f)	130,000	81,010
AREIT CRE Trust, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 4.84%, 06/17/39 (c),(e),(f)	1,000,000	997,562
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 4.08%, 06/15/35 (b),(c),(e),(f)	90,000	84,181
BAMLL Commercial Mortgage Securities Trust,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-BPR, Class EMP, 4.02%, 11/05/32 (c),(e),(f)	$8,817,000	$8,056,102
Series 2019-BPR, Class FMP, 4.02%, 11/05/32 (c),(e),(f)	4,408,000	3,880,856
BBCMS Mortgage Trust, Series 2022-C16, Class XD, 2.18%, 06/15/55 (c),(e),(f),(g)	4,299,000	711,820
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class B, 6.69%, 06/11/50 (b),(e),(f)	6,394,786	6,616,046
Benchmark Mortgage Trust, Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(c),(f)	290,000	223,926
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 3.22%, 07/15/35 (c),(e),(f)	100,000	94,608
Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 4.32%, 07/15/35 (b),(c),(e),(f)	2,103,000	1,981,710
BX Commercial Mortgage Trust,
BX 2021-SOAR, Class F, 1 mo. USD LIBOR + 2.35%, 3.68%, 06/15/38 (b),(c),(e),(f)	1,259,459	1,177,594
Series 2020-VIVA, Class E, 3.67%, 03/11/44 (b),(c),(e),(f)	1,000,000	810,388
Series 2021-MC, Class G, 1 mo. USD LIBOR + 3.09%, 4.41%, 04/15/34 (c),(e),(f)	100,000	90,365
BX Trust, Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 3.74%, 05/15/35 (b),(c),(e),(f)	106,000	98,845
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.15%, 3.47%, 12/15/37 (b),(c),(e),(f)	1,000,000	961,250
Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 3.87%, 12/15/37 (b),(c),(e),(f)	1,000,000	952,500
Series 2019-LIFE, Class G, 1 mo. USD LIBOR + 3.25%, 4.57%, 12/15/37 (c),(e),(f)	129,000	122,823
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (b),(c),(f),(k)	1,000,000	587,761
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 4.94%, 09/10/45 (b),(c),(e),(f)	112,000	111,559
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(f)	155,000	143,326
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(f)	1,000,000	895,701
Series 2015-GC33, Class D, 3.17%, 09/10/58 (c)	100,000	84,078
Series 2016-C3, Class D, 3.00%, 11/15/49 (c),(f)	1,826,000	1,308,977
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(c),(f)	100,000	83,131
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(c),(f)	697,000	489,647
Series 2020-420K, Class E, 3.42%, 11/10/42 (c),(e),(f)	100,000	78,351
Cold Storage Trust, Series 2020-ICE5, Class F, 1 mo. USD LIBOR + 3.49%, 4.82%, 11/15/37 (b),(c),(e),(f)	982,991	933,080
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.74%, 02/10/47 (b),(c),(e),(f)	591,000	559,327
Series 2014-CR18, Class D, 4.91%, 07/15/47 (b),(c),(e),(f)	2,161,000	2,030,534
Series 2014-CR21, Class E, 3.00%, 12/10/47 (b),(f)	1,686,000	1,168,398
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(c),(f)	1,439,000	1,127,062
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (b),(c),(e),(f)	386,000	351,240
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (b),(c),(e),(f)	227,000	197,124
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(c),(f)	239,000	190,350
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(f)	4,794,000	3,796,723
Series 2015-CR23, Class C, 4.43%, 05/10/48 (c),(e)	123,000	117,422
Series 2015-CR23, Class D, 4.43%, 05/10/48 (b),(c),(e)	502,000	450,705
Series 2015-CR25, Class D, 3.93%, 08/10/48 (b),(c),(e)	479,000	402,494
Series 2015-CR27, Class D, 3.60%, 10/10/48 (c),(e),(f)	3,065,000	2,680,379
Series 2015-LC21, Class C, 4.48%, 07/10/48 (c),(e)	529,000	499,774
Series 2015-LC21, Class D, 4.48%, 07/10/48 (b),(c),(e)	1,127,000	1,011,081
Series 2016-CD1, Class D, 2.92%, 08/10/49 (b),(c),(e),(f)	2,075,000	1,613,622
Crescent Capital Trust, Series 2021-MOON, Class E, 1 mo. USD LIBOR + 2.55%, 3.88%, 04/15/36 (b),(c),(e),(f)	1,000,000	965,661
CSAIL 2015-C4 Commercial Mortgage Trust, Series 2015-C4, Class E, 3.71%, 11/15/48 (c),(e)	100,000	89,349
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.32%, 06/15/57 (c),(e)	843,000	636,943
Series 2015-C3, Class D, 3.51%, 08/15/48 (c),(e)	3,139,000	1,822,962
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(c),(e),(f)	5,568,000	4,535,854
Series 2016-C5, Class C, 4.80%, 11/15/48 (c),(e)	355,000	339,420
Series 2018-C14, Class D, 5.09%, 11/15/51 (b),(c),(e),(f)	100,000	83,429
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(c),(e),(f)	604,000	439,517
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(c),(f)	163,000	118,864
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(c),(f)	1,409,000	1,067,146
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 4.61%, 12/19/30 (c),(e),(f)	45,000	41,850
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 5.09%, 12/19/30 (b),(c),(e),(f)	2,202,000	2,063,706

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, SOFR30A + 3.75%, 4.68%, 01/25/51 (b),(c),(e),(f)	$102,000	$92,172
Series 2021-MN2, Class M2, SOFR30A + 3.35%, 4.28%, 07/25/41 (c),(e),(f)	128,000	107,533
Federal National Mortgage Association, 2.50%, 07/14/52 (i)	108,000,000	97,233,804
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class F, 4.10%, 12/10/36 (b),(c),(e),(f)	1,460,000	1,345,367
Series 2019-FBLU, Class G, 4.10%, 12/10/36 (b),(c),(e),(f)	326,000	293,136
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.71%, 10/25/27 (b),(c),(e),(f)	1,000,000	874,476
Series 2019-KL4L, Class BCR, 1 mo. USD LIBOR + 3.50%, 4.62%, 11/25/25 (c),(e),(f)	21,274	21,273
GS Mortgage Securities Corp., Series 2013-GC10, Class E, 4.54%, 02/10/46 (b),(c),(e),(f)	3,900,000	3,471,530
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class F, 1 mo. USD LIBOR + 3.90%, 5.23%, 05/15/26 (b),(c),(e),(f)	1,019,000	956,801
Series 2021-ROSS, Class G, 1 mo. USD LIBOR + 4.65%, 5.98%, 05/15/26 (b),(c),(e),(f)	1,000,000	954,404
Series 2021-ROSS, Class H, 1 mo. USD LIBOR + 5.90%, 7.23%, 05/15/26 (b),(c),(e),(f)	1,000,000	944,100
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.88%, 11/10/45 (c),(e),(f)	215,000	212,132
Series 2014-GC20, Class D, 5.17%, 04/10/47 (b),(c),(e),(f)	1,199,911	733,059
Series 2014-GC20, Class C, 5.17%, 04/10/47 (b),(c),(e)	1,874,000	1,759,626
Series 2014-GC24, Class B, 4.64%, 09/10/47 (b),(c),(e)	100,000	96,492
Series 2014-GC24, Class C, 4.67%, 09/10/47 (b),(c),(e)	303,000	261,582
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(c),(f)	1,415,000	1,166,576
Series 2016-GS4, Class D, 3.23%, 11/10/49 (b),(c),(e),(f)	200,000	160,948
Series 2017-GS8, Class D, 2.70%, 11/10/50 (c),(f)	1,593,000	1,303,254
Series 2018-HULA, Class G, 1 mo. USD LIBOR + 3.40%, 4.72%, 07/15/25 (b),(c),(e),(f)	974,233	918,487
Hawaii Hotel Trust, Series 2019-MAUI, Class G, 1 mo. USD LIBOR + 3.15%, 4.47%, 05/15/38 (b),(c),(e),(f)	1,000,000	933,540
Hilton USA Trust,
Series 2016-HHV, Class F, 4.33%, 11/05/38 (b),(c),(e),(f)	20,252,000	17,700,167
Series 2016-HHV, Class E, 4.33%, 11/05/38 (b),(c),(e),(f)	982,000	884,752
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(c),(f)	1,068,000	1,036,875
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (b),(c),(e),(f)	625,000	591,674
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class F, 1 mo. USD LIBOR + 3.00%, 4.32%, 05/15/34 (c),(e),(f)	156,000	152,181
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.88%, 01/15/49 (c),(e)	102,000	99,053
Series 2016-JP3, Class D, 3.57%, 08/15/49 (b),(c),(e),(f)	100,000	79,746
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (b),(f)	934,865	804,854
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.13%, 09/15/47 (c),(e),(f)	100,000	92,770
Series 2015-C28, Class D, 3.78%, 10/15/48 (c),(e),(f)	2,537,000	2,215,783
Series 2015-C29, Class D, 3.82%, 05/15/48 (b),(c),(e)	112,000	80,385
Series 2015-C30, Class D, 3.87%, 07/15/48 (b),(c),(e)	4,360,000	3,821,056
Series 2015-C31, Class E, 4.77%, 08/15/48 (b),(c),(e),(f)	1,093,000	724,899
Series 2016-C1, Class E, 4.89%, 03/17/49 (b),(c),(e),(f)	3,126,000	2,548,334
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class F, 1 mo. USD LIBOR + 2.05%, 3.37%, 12/15/37 (c),(e),(f)	83,250	76,590
Series 2021-KDIP, Class G, 1 mo. USD LIBOR + 3.75%, 5.07%, 12/15/37 (b),(c),(e),(f)	750,000	719,273
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class F, 1 mo. USD LIBOR + 2.35%, 3.67%, 03/15/38 (b),(c),(e),(f)	982,970	915,320
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.30%, 04/20/48 (c),(e),(f)	121,000	105,969
Series 2017-5, Class C, 4.83%, 03/10/50 (b),(c),(e),(f)	967,000	865,067
Series 2017-5, Class D, 4.83%, 03/10/50 (b),(c),(e),(f)	1,125,000	960,586
LUXE Trust,
Series 2021-TRIP, Class F, 1 mo. USD LIBOR + 3.25%, 4.57%, 10/15/38 (b),(c),(e),(f)	1,019,000	959,189
Series 2021-TRIP, Class G, 1 mo. USD LIBOR + 4.25%, 5.57%, 10/15/38 (b),(c),(e),(f)	1,114,000	1,056,250
MBRT,
Series 2019-MBR, Class F, 1 mo. USD LIBOR + 2.80%, 4.12%, 11/15/36 (b),(c),(e),(f)	1,000,000	930,000
Series 2019-MBR, Class G, 1 mo. USD LIBOR + 3.15%, 4.47%, 11/15/36 (b),(c),(e),(f)	1,000,000	957,594
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.60%, 3.93%, 04/15/38 (c),(e),(f)	207,000	192,510

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MHC Trust, Series 2021-MHC2, Class F, 1 mo. USD LIBOR + 2.40%, 3.72%, 05/15/23 (b),(c),(e),(f)	$1,000,000	$925,000
MHP 2021-STOR,
Series 2021-STOR, Class F, 1 mo. USD LIBOR + 2.20%, 3.52%, 07/15/38 (c),(e),(f)	205,000	187,733
Series 2021-STOR, Class G, 1 mo. USD LIBOR + 2.75%, 4.07%, 07/15/38 (c),(e),(f)	100,000	96,178
MHP 2022-MHIL,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 4.54%, 01/15/27 (b),(c),(e),(f)	1,000,000	928,072
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 5.24%, 01/15/27 (b),(c),(e),(f)	1,000,000	951,125
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.88%, 08/15/47 (c),(e),(f)	100,000	93,062
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(f)	393,000	353,946
Series 2015-C21, Class D, 4.27%, 03/15/48 (c),(e),(f)	3,575,000	2,540,295
Series 2015-C22, Class D, 4.35%, 04/15/48 (b),(c),(e),(f)	870,000	693,833
Series 2016-C30, Class D, 3.00%, 09/15/49 (c),(e),(f)	1,323,000	920,373
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(c),(e),(f)	2,354,000	1,759,154
Series 2016-C32, Class D, 3.40%, 12/15/49 (c),(e),(f)	991,000	723,129
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.76%, 08/15/49 (b),(c),(e),(f)	3,200,500	1,734,748
Series 2016-UB12, Class D, 3.31%, 12/15/49 (c),(f)	1,761,000	971,383
Series 2018-SUN, Class F, 1 mo. USD LIBOR + 2.55%, 3.87%, 07/15/35 (b),(c),(e),(f)	1,000,000	940,000
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. TSFR + 2.10%, 3.37%, 02/15/33 (b),(c),(e),(f)	222,525	216,691
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 4.07%, 07/15/36 (b),(c),(e),(f)	102,000	100,539
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 4.82%, 07/15/36 (b),(c),(e),(f)	135,000	131,556
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 4.01%, 04/15/32 (b),(c),(e),(f)	1,301,000	1,242,874
OPG Trust,
Series 2021-PORT, Class E, 1 mo. USD LIBOR + 1.53%, 2.85%, 10/15/36 (c),(e),(f)	100,000	91,217
Series 2021-PORT, Class G, 1 mo. USD LIBOR + 2.40%, 3.72%, 10/15/36 (b),(c),(e),(f)	285,000	263,870
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(c),(f)	1,000,000	949,906
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(c),(f)	339,000	291,564
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(c),(f)	1,173,000	1,020,536
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(c),(f)	121,000	102,037
Ready Capital Mortgage Financing, Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 5.56%, 06/25/37 (c),(e),(f)	1,000,000	992,157
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(c),(e),(f)	1,691,000	1,515,544
Series 2019-6, Class D, 4.77%, 10/25/52 (b),(c),(e),(f)	227,000	195,895
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.98%, 10/10/48 (b),(c),(e),(f)	295,000	236,651
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(c),(e),(f)	1,720,000	1,382,106
SREIT Trust, Series 2021-IND, Class G, 1 mo. USD LIBOR + 3.27%, 4.59%, 10/15/38 (b),(c),(e),(f)	1,100,000	1,024,145
STWD Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. USD LIBOR + 2.90%, 4.23%, 11/15/36 (b),(c),(e),(f)	1,000,000	954,015
Series 2021-LIH, Class F, 1 mo. USD LIBOR + 3.55%, 4.88%, 11/15/36 (c),(e),(f)	125,000	121,666
Series 2021-LIH SEQ, Class G, 1 mo. USD LIBOR + 4.20%, 5.52%, 11/15/36 (b),(c),(e),(f)	1,000,000	930,937
STWD Trust, Series 2021-FLWR, Class E, 1 mo. USD LIBOR + 1.92%, 3.25%, 07/15/36 (b),(c),(e),(f)	1,000,000	930,173
TPGI Trust,
Series 2021-DGWD, Class E, 1 mo. USD LIBOR + 2.35%, 3.67%, 06/15/26 (b),(c),(e),(f)	1,103,000	1,012,003
Series 2021-DGWD, Class F, 1 mo. USD LIBOR + 3.00%, 4.32%, 06/15/26 (b),(c),(e),(f)	1,037,000	984,054
Series 2021-DGWD, Class G, 1 mo. USD LIBOR + 3.85%, 5.17%, 06/15/26 (b),(c),(e),(f)	1,044,000	970,682
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(c),(e),(f)	168,000	125,292
Series 2018-C9, Class D, 5.04%, 03/15/51 (b),(c),(e),(f)	331,000	276,724
Series 2019-C17, Class D, 2.50%, 10/15/52 (c),(f)	103,000	75,981
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(c),(e),(f)	992,000	879,973
Series 2015-C26, Class D, 3.59%, 02/15/48 (c),(f)	4,590,000	4,159,844
Series 2015-C27, Class D, 3.77%, 02/15/48 (c),(f)	5,146,000	3,955,694

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C31, Class D, 3.85%, 11/15/48 (c)	$2,058,000	$1,767,260
Series 2015-NXS4, Class D, 3.84%, 12/15/48 (c),(e)	100,000	88,729
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(c),(e),(f)	465,000	400,458
Series 2016-LC24, Class D, 3.21%, 10/15/49 (c),(f)	4,253,000	3,395,327
Series 2016-NXS5, Class E, 5.15%, 01/15/59 (c),(e),(f)	100,000	89,920
Series 2019-JWDR, Class D, 3.44%, 09/15/31 (b),(c),(e),(f)	100,000	89,085
Series 2019-JWDR, Class E, 3.99%, 09/15/31 (b),(c),(e),(f)	1,983,000	1,736,337
Series 2019-JWDR, Class F, 4.71%, 09/15/31 (b),(c),(e),(f)	2,300,000	1,997,497
Series 2019-JWDR, Class G, 5.56%, 09/15/31 (b),(c),(e),(f)	2,074,000	1,815,779
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(c),(f)	379,000	348,893
Series 2014-C22, Class D, 4.05%, 09/15/57 (b),(c),(e),(f)	4,703,000	4,275,328
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (b),(c),(e),(f)	129,000	95,729

		267,522,001

Interest Only Commercial Mortgage-Backed Securities — 0.6%
Alternative Loan Trust,
Series 2005-65CB, Class 2A1, 1 mo. USD LIBOR + .43%, 2.05%, 12/25/35 (c),(e)	345,991	236,941
Series 2006-13T1 SEQ, Class A15, 6.00%, 05/25/36 (c)	422,855	245,734
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (b),(c),(e),(f),(g)	19,612,000	637,586
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.33%, 12/15/72 (b),(c),(e),(f),(g)	5,347,000	395,715
Series 2019-GC43, Class XD, 0.74%, 11/10/52 (b),(c),(e),(f),(g)	5,918,000	229,695
COLT Mortgage Loan Trust, Series 2022-5, Class B1, 4.57%, 03/25/67 (b),(c),(e),(f)	1,000,000	887,625
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.25%, 08/10/47 (c),(e),(g)	15,656,838	257,649
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.86%, 06/15/57 (c),(e),(g)	33,989,084	556,605
Series 2015-C3, Class XA, 0.84%, 08/15/48 (c),(e),(g)	93,835,420	1,546,971
Series 2019-C18, Class XD, 1.59%, 12/15/52 (b),(c),(e),(f),(g)	4,452,333	385,750
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (b),(c),(e),(f),(g)	64,579,000	563,258
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.86%, 10/25/34 (b),(c),(e),(g)	13,043,739	3,171,872
Series K049, Class X3, 1.60%, 10/25/43 (b),(c),(e),(g)	2,177,000	89,133
Series K061, Class X1, 0.30%, 11/25/26 (b),(c),(e),(g)	17,183,597	124,117
Series K071, Class X1, 0.42%, 11/25/27 (c),(e),(g)	88,398,055	1,188,335
Series K095, Class X3, 2.17%, 08/25/47 (b),(c),(e),(g)	9,297,000	1,089,980
Series K102, Class X3, 1.96%, 12/25/46 (c),(e),(g)	1,000,000	110,553
Series K154, Class X1, 0.44%, 11/25/32 (b),(c),(e),(g)	31,693,013	711,286
Series K725, Class X1, 0.83%, 01/25/24 (b),(c),(e),(g)	134,118,141	1,164,816
Series KLU1, Class X3, 4.10%, 01/25/31 (b),(c),(e),(g)	24,561,434	3,227,643
Series KLU2, Class X1, 1.08%, 08/25/29 (b),(c),(e),(g)	56,449,808	2,853,030
Series KLU2, Class X3, 4.04%, 08/25/29 (b),(c),(e),(g)	8,384,141	1,536,109
Series KS11, Class XFX, 1.76%, 06/25/29 (b),(c),(e),(g)	25,265,000	2,127,692
Series KW10, Class X3, 2.81%, 10/25/32 (b),(c),(e),(g)	5,935,000	954,787
Federal National Mortgage Association, Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (c),(g)	2,810,456	65,113
Flagstar Mortgage Trust, Series 2018-4, Class B4, 4.25%, 07/25/48 (c),(e),(f)	232,375	201,641
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (c),(e),(f),(g)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.30%, 07/10/52 (b),(c),(e),(f),(g)	2,219,000	153,808
JP Morgan Mortgage Trust, Series 2018-5, Class B4, 3.73%, 10/25/48 (c),(e),(f)	267,918	235,163
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.56%, 11/13/52 (b),(c),(e),(f),(g)	4,231,000	355,751
MFT Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (b),(c),(e),(f),(g)	20,401,000	202,154
Point Securitization Trust, Series 2021-1, Class A2, 5.56%, 02/25/52 (b),(c),(e),(f),(g)	1,000,000	958,946
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (c),(f),(g)	873,832	15,972
Verus Securitization Trust, Series 2022-4, Class B1, 4.77%, 04/25/67 (b),(c),(e),(f)	1,000,000	815,299

		27,296,881

Inverse Interest Only Collateralized Mortgage Obligations — 0.8%
Alternative Loan Trust, Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 1.32%, 03/25/47 (c),(e)	302,946	250,264

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association,
2.00%, 08/11/52 (i)	$6,000,000	$5,208,516
5.00%, 08/11/52 (i)	36,000,000	36,645,480

		42,104,260

Mortgage Securities — 0.1%
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class D, 1 mo. TSFR + 3.19%, 3.82%, 05/15/39 (b),(c),(e),(f)	1,000,000	998,570
Series 2022-BOCA, Class E, 1 mo. TSFR + 4.22%, 4.72%, 05/15/39 (b),(c),(e),(f)	1,040,000	1,038,512
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class C, 4.52%, 01/15/48 (c),(e)	642,000	613,892
Natixis Commercial Mortgage Securities Trust,
Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 4.37%, 03/15/35 (c),(e),(f)	131,000	129,058
Series 2022-RRI, Class E, 1 mo. TSFR + 5.19%, 6.47%, 03/15/35 (c),(e),(f)	100,000	97,396

		2,877,428

Total North America		685,514,769

TOTAL MORTGAGE-BACKED SECURITIES (COST $697,934,117)		685,864,514

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.1%
North America — 0.1%
Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 4.55%, 10/20/45 (c),(e),(g)	3,368,248	523,412
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 4.60%, 11/20/45 (c),(e),(g)	4,237,485	680,464
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 4.60%, 07/20/47 (c),(e),(g)	2,821,063	414,770
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 4.60%, 08/20/47 (c),(e),(g)	4,093,054	667,315
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 4.60%, 10/20/47 (c),(e),(g)	3,839,549	559,165
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 4.55%, 04/20/47 (c),(e),(g)	3,342,307	504,902
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 4.60%, 05/20/47 (c),(e),(g)	3,334,332	542,469
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 4.60%, 04/20/48 (c),(e),(g)	4,891,878	720,402
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 4.55%, 05/20/48 (c),(e),(g)	2,731,651	328,719
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 4.60%, 07/20/48 (c),(e),(g)	2,336,957	317,422

		5,259,040

Mortgage Securities — (0.0)%
Federal National Mortgage Association, 0.00%, 05/12/52 (i)	0	0

Total North America		5,259,040

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $5,101,449)		5,259,040

MUNICIPALS — 0.0%
North America — (0.0)%
California Housing Finance Agency, Rev., Series 2019 X, (SER X), 0.29%, 01/15/35 (b),(c),(e)	14,864,998	275,838

TOTAL MUNICIPALS (COST $600,099)		275,838

U.S. TREASURY NOTES — 2.7%
North America — 2.7%
U.S. Treasury Bonds (c),(m)	650,000	487,703
U.S. Treasury Notes,
0.25%, 05/15/24 - 06/15/24	50,000,000	47,467,773
0.38%, 04/15/24 - 09/15/24	55,240,000	52,439,082
0.63%, 10/15/24	25,000,000	23,686,524
1.50%, 01/31/27 (c),(m)	5,090,300	4,752,670
1.88%, 02/28/27 - 02/15/32 (c),(m)	3,707,200	3,442,262
2.63%, 05/31/27 (c),(m)	2,003,500	1,965,621

Total North America		134,241,635

TOTAL U.S. TREASURY NOTES (COST $141,044,485)		134,241,635

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.8%
iShares Core MSCI Emerging Markets ETF (c)	3,060	$150,124
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	30,908	3,400,807
Pershing Square Holdings Ltd.	333,419	9,852,390
SPDR Dow Jones International Real Estate ETF (b),(c)	33,833	954,767
SPDR S&P Biotech ETF (a)	317,070	23,548,789
Vanguard FTSE Emerging Markets ETF (c)	2,465	102,667
Vanguard Real Estate ETF (b),(c)	7,424	676,401

TOTAL EXCHANGE-TRADED FUNDS (COST $45,789,303)		38,685,945

WARRANTS — 0.1%
7GC & Co. Holdings, Inc., A Shares (a),(b),(c)	218,469	10,552
Acropolis Infrastructure Acquisition Corp. (a),(c)	166,667	33,333
Adit EdTech Acquisition Corp. (a),(c)	101,682	5,084
Alpha Partners Technology Merger Corp. (a),(c)	166,667	16,850
Anthemis Digital Acquisitions I Corp. (a),(c)	375,000	45,000
Apollo Strategic Growth Capital, Class A (a),(c)	90,000	22,500
Argus Capital Corp. (a),(c)	226,266	45,253
Athena Consumer Acquisition Corp. (a),(c)	262,057	36,688
Athlon Acquisition Corp. (a),(b),(c)	232,500	26,877
ATI Penny Warrant (c)	111,184	214,585
ATI Warrant (c)	100,595	29,173
Atlas Crest Investment Corp. II, A Shares (a),(c)	105,285	14,740
Austerlitz Acquisition Corp. II, A Shares (a),(b),(c)	116,250	14,241
Authentic Equity Acquisition Corp. (a),(b),(c)	275,000	27,500
B Riley Principal 250 Merger Corp. (a),(c)	82,637	20,709
Bilander Acquisition Corp., Class A (a),(c)	91,262	27,379
Black Mountain Acquisition Corp. (a),(c)	590,640	106,315
BlueRiver Acquisition Corp., Class A (a),(c)	47,634	4,763
Bullpen Parlay Acquisition Co. (a),(c)	189,000	28,350
Catalyst Partners Acquisition Corp., Class A (a),(c)	50,000	10,500
CC Neuberger Principal Holdings II, A Shares (a),(c)	20,564	9,459
CC Neuberger Principal Holdings III (a),(c)	81,135	24,341
CF Acquisition Corp. (a),(c)	478,190	41,746
Churchill Capital Corp. (a),(c)	32,967	11,463
Churchill Capital Corp., A Shares (a),(c)	59,372	20,186
Climate Real Impact Solutions II Acquisition Corp. (a),(c)	51,210	8,706
Colicity, Inc., Class A (a),(c)	120,689	26,190
Colonnade Acquisition Corp. II, A Shares (a),(c)	62,000	8,060
Compass Digital Acquisition Corp. (a),(c)	125,006	31,251
Compute Health Acquisition Corp., A Shares (a),(b),(c)	116,250	25,575
Concord Acquisition Corp., Class A (a),(c)	189,000	41,410
Corner Growth Acquisition Corp. (a),(c)	125,000	15,013
Corner Growth Acquisition Corp., A Shares (a),(c)	125,000	6,325
Corsair Partnering Corp., Class A (a),(c)	125,000	25,000
Crescent Cove Acquisition Corp., A shares (a),(c)	93,350	9,382
Decarbonization Plus Acquisition Corp., A Shares (a),(c)	167,200	33,473
dMY Technology Group, Inc. (a),(c)	108,530	38,843
DP Cap Acquisition Corp., A Shares (a),(c)	236,250	47,226
E.Merge Technology Acquisition Corp. (a),(c)	34,947	4,543
Elliott Opportunity II Corp. (a),(c)	91,574	23,855
Enterprise 4.0 Technology Acquisition Corp. (a),(c)	250,000	42,500
Epiphany Technology Acquisition Corp., A Shares (a),(c)	97,000	7,285
ExcelFin Acquisition Corp. (a),(c)	234,350	46,026
FG Acquisition Corp. (a),(c)	94,599	113,519
Figure Acquisition Corp. I, A Shares (a),(c)	88,761	15,977
Fintech Evolution Acquisition Group (a),(c)	103,334	9,372
Forest Road Acquisition Corp., Class A (a),(c)	62,000	18,594
Fortistar Sustainable Solutions Corp., A Shares (a),(c)	104,350	13,346

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Forum Merger IV Corp., Class A (a),(c)	77,500	$17,228
Frontier Acquisition Corp. (a),(c)	77,500	13,175
FTAC Hera Acquisition Corp., A Shares (a),(c)	77,500	14,725
FTAC Parnassus Acquisition Corp., Class A (a),(c)	77,500	15,500
G Squared Asend II, Inc. (a),(c)	92,177	12,057
Global Synergy Acquisition Corp. (a),(b),(c)	254,650	17,826
GO Acquisition Corp. (a),(b),(c)	188,000	113
Gores Technology Partners, Inc., Class A (a),(c)	42,300	21,996
Growth For Good Acquisition Corp. (a),(c)	189,000	18,900
HIG Acquisition Corp., A Shares (a),(b),(c)	278,000	27,828
Hudson Executive Investment Corp. (a),(b),(c)	126,112	25,197
InterPrivate II Acquisition Corp. (a),(c)	45,039	4,504
Isleworth Healthcare Acquisition Corp. (a),(b),(c)	111,042	3,675
Jaguar Global Growth Corp. (a),(c)	107,300	16,095
Jaws Hurricane Acquisition Corp. (a),(c)	65,650	23,641
Jaws Juggernaut Acquisition Corp. (a),(c)	11,443	4,463
Jaws Mustang Acquisition Corp., C Shares (a),(b),(c)	132,975	33,363
Kensington Capital Acquisition Corp. (a),(c)	331,300	96,044
KKR Acquisition Holdings I Corp., A Shares (a),(c)	116,250	41,850
L Catterton Asia Acquisition Corp., Class A (a),(c)	375,000	37,500
Landcadia Holdings IV, Inc. (a),(c)	116,250	36,851
Lazard Growth Acquisition Corp., A Shares (a),(c)	67,587	16,897
LDH Growth Corp., Class A (a),(c)	62,000	10,546
Lead Edge Growth Opportunities Ltd., Class A (a),(c)	492,207	98,441
Learn CW Investment Corp., Class A (a),(c)	199,000	15,920
LIV Capital Acquisition Corp. (a),(c)	500,000	50,000
Logistics Innovation Technologies Corp. (a),(c)	101,972	16,316
Marlin Technology Corp. (a),(b),(c)	500,000	67,500
Mason Industrial Technology, Inc., A Shares (a),(c)	155,000	21,669
McLaren Racing Ltd. (c),(d)	22,935	243,536
MSD Acquisition Corp., Class A (a),(c)	64,782	23,969
NightDragon Acquisition Corp. (a),(c)	93,000	25,110
Noble Rock Acquisition Corp., A Shares (a),(b),(c)	200,000	21,660
North Mountain Merger Corp. (a),(b),(c)	232,500	23,273
Northern Genesis Acquisition Corp. (a),(b),(c)	116,250	38,362
Northern Star Investment Corp., Class A (a),(c)	103,331	21,203
OCA Acquisition Corp., A Shares (a),(b),(c)	233,750	11,711
One Equity Partners Open Water I Corp., A Shares (a),(c)	143,400	16,692
Orion Acquisition Corp., A Shares (a),(c)	62,299	5,320
Osiris Acquisition Corp. (a),(c)	206,666	40,155
Parabellum Acquisition Corp. (a),(c)	292,500	38,025
Pathfinder Acquisition Corp., A Shares (a),(b),(c)	71,165	7,828
Periphas Capital Partnering Corp., A Shares (a),(c)	46,507	20,882
Phoenix Biotech Acquisition Corp. (a),(c)	76,900	7,698
Pivotal Investment Corp. III, A Shares (a),(c)	60,000	6,678
Plum Acquisition Corp. I, A Shares (a),(c)	62,000	12,400
Pontem Corp., A Shares (a),(c)	155,000	20,476
Portage Fintech Acquisition Corp. (a),(c)	166,667	28,800
Powered Brands, A Shares (a),(b),(c)	155,000	12,648
PowerUp Acquisition Corp. (a),(c)	130,108	15,613
PropTech Investment Corp. (a),(c)	42,331	8,466
Revolution Healthcare Acquisition Corp. (a),(c)	93,000	23,250
Science Strategic Acquisition Corp. Alpha (a),(c)	155,000	14,043
ScION Tech Growth, A Shares (a),(b),(c)	683,332	92,250
ScION Tech Growth II (a),(c)	286,291	26,797
Senior Connect Acquisition Corp., A Shares (a),(b),(c)	155,000	10,866
Shelter Acquisition Corp., Class A (a),(c)	187,500	33,862
Silver Spike Acquisition Corp. II, A Shares (a),(c)	77,314	4,639
Skydeck Acquisition Corp., Class A (a),(c)	81,300	12,195
Slam Corp., A Shares (a),(c)	112,325	28,070
ST Energy Transition I Ltd. (a),(c)	521,933	130,483
Tailwind International Acquisition Corp. (a),(c)	100,000	7,990

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Tekkorp Digital Acquisition Corp. (a),(b),(c)	125,000	$20,013
Thunder Bridge Capital Partners III, Inc., A Shares (a)	39,640	9,117
Turmeric Acquisition Corp., Class A (a),(c)	20,883	1,566
TZP Strategies Acquisition Corp., A Shares (a),(c)	149,166	11,933
VMG Consumer Acquisition Corp. (a),(c)	178,201	26,730
Warburg Pincus Capital Corp. I-A, A Shares (a),(c)	62,000	19,220
Warburg Pincus Capital Corp. I-B (a),(c)	62,000	16,740
Waverley Capital Acquisition Corp., Class A (a),(c)	125,000	30,000

TOTAL WARRANTS (COST $8,836,706)		3,409,147

INVESTMENTS IN INVESTEE FUNDS — 8.4%
North America — 8.4%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $ 48,307,937) (a),(o)	4	46,701,507
Asgard Fixed Income Risk Premia Fund (cost $ 226,163,410) (a),(o)	226,163	185,550,959
Atreides Co. Series K DIs - SpaceX (Common)(cost $ 1,762,684) (a),(o)	1	1,759,283
Centiva Offshore Fund LLP (Cost $ 75,000,000) (a),(o)	1	74,730,000
PIMCO ILS Fund SP II (Cost $ 23,046,748) (a),(o)	4	20,508,121
Rokos Global Macro Fund Ltd. (cost $ 93,000,000) (a),(o)	1	86,901,011

Total North America		416,150,881

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $467,280,779)		416,150,881

RIGHTS — 0.0%
Growth For Good Acquisition Corp (a),(c)	378,000	49,140
Jaguar Global Growth Corp. (a),(c)	214,600	34,336
ROC Energy Acquisition Corp. (a),(c)	702,287	112,366
Zogenix, Inc. (a),(c),(d)	102,355	102,355

TOTAL RIGHTS (COST $135,504)		298,197

TOTAL LONG-TERM INVESTMENTS (COST $3,554,435,917)		3,210,095,870

Security Description	Contracts	Value
COMMODITIES — 8.6%
California Carbon Allowance Vintage Specific 2017 (a),(c)	1,640,876	50,621,025
California Carbon Allowance Vintage Specific 2020 (a),(c)	7,943,124	245,045,375
California Carbon Allowance Vintage Specific 2022 (a),(c)	1,161,000	35,816,850
California Carbon Allowance Vintage Specific 2023 (a),(c)	525,000	16,238,250
California Carbon Allowance Vintage Specific 2024 (a),(c)	2,482,000	77,661,780

TOTAL COMMODITIES (COST $413,721,649)		425,383,280

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 5.7%
Exchange-Traded Call Options — 3.2%
CRUDE OIL FUT OPT AUG22	110.00 USD	07/15/22	30	3,172,800	$197,446	$71,100	$(126,346)
CRUDE OIL FUT OPT AUG22	118.00 USD	07/15/22	60	6,345,600	179,491	42,600	(136,891)
CRUDE OIL FUT OPT AUG22	119.00 USD	07/15/22	60	6,345,600	139,891	37,200	(102,691)
CRUDE OIL FUT OPT AUG22	120.00 USD	07/15/22	90	9,518,400	90,137	47,700	(42,437)
CRUDE OIL FUT OPT AUG22	140.00 USD	07/15/22	120	12,691,200	18,182	9,600	(8,582)
CRUDE OIL FUT OPT DEC22	120.00 USD	11/16/22	86	8,218,160	721,671	351,740	(369,931)
CRUDE OIL FUT OPT DEC22	98.00 USD	11/16/22	8,234	786,841,040	4,963,776	86,457,000	81,493,224
CRUDE OIL FUT OPT DEC22	80.00 USD	11/16/22	300	28,668,000	435,456	6,246,000	5,810,544
CRUDE OIL FUT OPT DEC22	150.00 USD	11/16/22	440	42,046,400	1,262,839	611,600	(651,239)
CRUDE OIL FUT OPT DEC23	90.00 USD	11/15/23	509	509,000	2,310,424	6,535,560	4,225,136
CRUDE OIL FUT OPT JUN23	150.00 USD	05/17/23	429	37,588,980	1,137,502	1,063,920	(73,582)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CRUDE OIL FUT OPT OCT22	150.00 USD	09/15/22	587	58,858,490	$1,198,942	$363,940	$(835,002)
CRUDE OIL FUT OPT SEP22	120.00 USD	08/17/22	660	68,046,000	4,580,473	1,326,600	(3,253,873)
G3 10312022 G3 C 0.25 SEP22 0.25 CALL	0.25 USD	09/27/22	621	6,210,000	335,611	428,490	92,879
NAT GAS EURO OPT APR23	5.00 USD	03/28/23	2	86,700	5,205	9,482	4,277
NAT GAS EURO OPT APR23	4.50 USD	03/28/23	164	7,109,400	567,368	1,040,088	472,720
NAT GAS EURO OPT APR23	3.50 USD	03/28/23	2	86,700	38,155	22,398	(15,757)
NAT GAS EURO OPT APR23	6.00 USD	03/28/23	1	43,350	4,803	2,741	(2,062)
NAT GAS EURO OPT APR23	8.00 USD	03/28/23	3	130,050	12,308	3,186	(9,122)
NAT GAS EURO OPT APR24	3.50 USD	03/25/24	32	1,312,000	137,686	317,216	179,530
NAT GAS EURO OPT APR24	10.00 USD	03/25/24	76	3,116,000	56,853	39,900	(16,953)
NAT GAS EURO OPT APR24	5.00 USD	03/25/24	1	41,000	4,403	4,593	190
NAT GAS EURO OPT APR25	5.00 USD	03/26/25	6	240,120	55,516	29,136	(26,380)
NAT GAS EURO OPT AUG22	6.00 USD	07/26/22	160	1,600,000	165,227	300,480	135,253
NAT GAS EURO OPT AUG22	3.00 USD	07/26/22	75	4,068,000	82,700	1,817,400	1,734,700
NAT GAS EURO OPT AUG22	5.00 USD	07/26/22	140	1,400,000	132,614	861,280	728,666
NAT GAS EURO OPT AUG23	5.00 USD	07/26/23	2	87,920	5,205	11,242	6,037
NAT GAS EURO OPT AUG23	4.50 USD	07/26/23	164	7,209,440	567,368	1,190,148	622,780
NAT GAS EURO OPT AUG23	3.50 USD	07/26/23	2	87,920	38,155	24,068	(14,087)
NAT GAS EURO OPT AUG23	8.00 USD	07/26/23	4	175,440	16,411	6,156	(10,255)
NAT GAS EURO OPT AUG24	3.50 USD	07/26/24	32	1,345,920	137,685	312,352	174,667
NAT GAS EURO OPT AUG24	10.00 USD	07/26/24	76	3,196,560	56,853	24,852	(32,001)
NAT GAS EURO OPT AUG24	5.00 USD	07/26/24	1	42,060	4,403	4,043	(360)
NAT GAS EURO OPT AUG25	5.00 USD	07/28/25	6	245,580	55,516	27,696	(27,820)
NAT GAS EURO OPT DEC22	10.00 USD	11/25/22	1	56,580	1,553	2,345	792
NAT GAS EURO OPT DEC23	6.00 USD	11/27/23	129	6,292,620	858,194	871,524	13,330
NAT GAS EURO OPT DEC25	5.00 USD	11/24/25	6	281,580	55,516	50,022	(5,494)
NAT GAS EURO OPT FEB23	21.00 USD	01/26/23	750	41,715,000	5,514,503	1,028,250	(4,486,253)
NAT GAS EURO OPT FEB23	7.50 USD	01/26/23	75	4,171,500	1,551,900	573,900	(978,000)
NAT GAS EURO OPT FEB25	5.00 USD	01/28/25	6	288,480	55,516	54,720	(796)
NAT GAS EURO OPT JAN23	5.50 USD	01/27/22	—	8,625,000	1,320,401	1,816,950	496,549
NAT GAS EURO OPT JAN23	6.00 USD	12/27/22	182	10,465,000	2,278,686	1,894,074	(384,612)
NAT GAS EURO OPT JAN23	7.50 USD	12/27/22	75	4,312,500	1,551,900	519,225	(1,032,675)
NAT GAS EURO OPT JAN25	5.00 USD	12/26/24	6	295,860	55,516	55,650	134
NAT GAS EURO OPT JUL23	5.00 USD	06/27/23	2	87,720	5,205	10,754	5,549
NAT GAS EURO OPT JUL23	3.50 USD	06/27/23	2	87,720	38,155	23,654	(14,501)
NAT GAS EURO OPT JUL23	4.50 USD	06/27/23	164	7,193,040	567,368	1,149,640	582,272
NAT GAS EURO OPT JUL23	8.00 USD	06/27/23	4	175,440	16,411	5,592	(10,819)
NAT GAS EURO OPT JUL24	3.50 USD	06/25/24	32	1,343,360	137,685	309,472	171,787
NAT GAS EURO OPT JUL24	10.00 USD	06/25/24	76	3,190,480	56,853	23,104	(33,749)
NAT GAS EURO OPT JUL24	5.00 USD	06/25/24	1	41,980	4,403	3,952	(451)
NAT GAS EURO OPT JUL25	5.00 USD	06/25/25	6	244,140	55,516	26,964	(28,552)
NAT GAS EURO OPT JUN23	5.00 USD	05/25/23	2	86,440	5,205	9,766	4,561
NAT GAS EURO OPT JUN23	4.50 USD	05/25/23	164	7,088,080	567,368	1,058,948	491,580
NAT GAS EURO OPT JUN23	3.50 USD	05/25/23	2	86,440	38,155	22,416	(15,739)
NAT GAS EURO OPT JUN23	8.00 USD	05/25/23	5	216,100	20,513	5,910	(14,603)
NAT GAS EURO OPT JUN24	3.50 USD	05/28/24	32	1,299,520	137,685	296,128	158,443
NAT GAS EURO OPT JUN24	10.00 USD	05/28/24	76	3,138,800	56,853	21,508	(35,345)
NAT GAS EURO OPT JUN24	5.00 USD	05/28/24	1	41,300	4,403	3,745	(658)
NAT GAS EURO OPT JUN25	5.00 USD	05/27/25	6	240,840	55,516	26,022	(29,494)
NAT GAS EURO OPT MAR23	7.50 USD	02/23/23	75	3,759,000	1,551,900	443,250	(1,108,650)
NAT GAS EURO OPT MAR25	5.00 USD	02/25/25	6	270,180	55,516	47,130	(8,386)
NAT GAS EURO OPT MAY23	5.00 USD	04/25/23	2	85,160	5,205	8,976	3,771
NAT GAS EURO OPT MAY23	4.50 USD	04/25/23	164	6,983,120	567,368	983,508	416,140
NAT GAS EURO OPT MAY23	3.50 USD	04/25/23	2	85,160	38,155	21,310	(16,845)
NAT GAS EURO OPT MAY23	6.00 USD	04/25/23	1	42,580	4,803	2,610	(2,193)
NAT GAS EURO OPT MAY23	8.00 USD	04/25/23	3	127,740	12,308	3,078	(9,230)
NAT GAS EURO OPT MAY24	3.50 USD	04/25/24	32	1,299,520	137,685	288,448	150,763
NAT GAS EURO OPT MAY24	10.00 USD	04/25/24	76	3,086,360	56,853	23,256	(33,597)
NAT GAS EURO OPT MAY24	5.00 USD	04/25/24	1	40,610	4,403	3,732	(671)
NAT GAS EURO OPT MAY25	5.00 USD	04/25/25	6	237,360	55,516	25,650	(29,866)
NAT GAS EURO OPT NOV22	10.00 USD	10/26/22	21	1,159,200	32,606	24,948	(7,658)
NAT GAS EURO OPT NOV23	6.00 USD	10/26/23	129	5,952,060	858,194	673,767	(184,427)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT NOV25	5.00 USD	10/28/25	6	259,380	$55,516	$37,608	$(17,908)
NAT GAS EURO OPT OCT22	6.00 USD	09/27/22	825	44,624,250	981,703	3,737,250	2,755,547
NAT GAS EURO OPT OCT22	3.00 USD	09/27/22	75	4,056,750	82,700	1,819,200	1,736,500
NAT GAS EURO OPT OCT23	5.00 USD	09/26/23	2	88,540	5,205	12,658	7,453
NAT GAS EURO OPT OCT23	4.50 USD	09/26/23	164	7,260,280	567,368	1,308,064	740,696
NAT GAS EURO OPT OCT23	3.50 USD	09/26/23	2	88,540	38,155	25,308	(12,847)
NAT GAS EURO OPT OCT23	6.00 USD	09/26/23	129	5,710,830	858,194	528,642	(329,552)
NAT GAS EURO OPT OCT23	8.00 USD	09/26/23	4	175,440	16,411	7,824	(8,587)
NAT GAS EURO OPT OCT24	3.50 USD	09/25/24	32	1,357,120	137,686	327,904	190,218
NAT GAS EURO OPT OCT24	10.00 USD	09/25/24	76	3,223,160	56,853	33,896	(22,957)
NAT GAS EURO OPT OCT24	5.00 USD	09/25/24	1	42,410	4,403	4,508	105
NAT GAS EURO OPT OCT25	5.00 USD	09/25/25	6	249,120	55,516	30,558	(24,958)
NAT GAS EURO OPT SEP22	6.00 USD	08/26/22	160	8,627,200	165,227	519,520	354,293
NAT GAS EURO OPT SEP22	3.00 USD	08/26/22	75	4,044,000	82,700	1,799,100	1,716,400
NAT GAS EURO OPT SEP22	5.00 USD	08/26/22	183	1,830,000	323,649	1,335,717	1,012,068
NAT GAS EURO OPT SEP23	5.00 USD	08/28/23	2	87,640	5,205	11,636	6,431
NAT GAS EURO OPT SEP23	3.50 USD	08/28/23	2	87,640	38,155	24,220	(13,935)
NAT GAS EURO OPT SEP23	6.00 USD	08/28/23	1	43,820	4,803	3,677	(1,126)
NAT GAS EURO OPT SEP23	4.50 USD	08/28/23	164	7,186,480	567,368	1,219,176	651,808
NAT GAS EURO OPT SEP23	8.00 USD	08/28/23	3	131,460	12,308	5,058	(7,250)
NAT GAS EURO OPT SEP24	3.50 USD	08/27/24	32	1,337,600	137,685	309,696	172,011
NAT GAS EURO OPT SEP24	10.00 USD	08/27/24	76	3,176,800	56,853	26,980	(29,873)
NAT GAS EURO OPT SEP24	5.00 USD	08/27/24	1	41,800	4,403	4,079	(324)
NAT GAS EURO OPT SEP25	5.00 USD	08/26/25	6	244,920	55,516	27,882	(27,634)
NAT GAS STRIP DEC22	3.00 USD	12/22/22	410	12,300,000	1,350,375	20,612,340	19,261,965
PHE 01312023 PHE C10 DEC22 10 CALL	10.00 USD	12/27/22	300	750,000	367,662	296,325	(71,337)
PHE 02282023 PHE C10 JAN23 10 CALL	10.00 USD	01/26/23	300	750,000	367,662	363,900	(3,762)
PHE 03312023 PHE C10 FEB23 10 CALL	10.00 USD	02/23/23	300	750,000	367,662	292,725	(74,937)

					$44,874,709	$156,780,856	$111,906,147

Exchange-Traded Put Options — 0.4%
BRENT CRUDE FUT OPT OCT23	0.000 USD	10/26/23	215	215,000	2,558,558	2,005,950	(552,608)
CRUDE OIL FUT OPT AUG22	101.00 USD	07/15/22	120	12,691,200	416,582	259,200	(157,382)
CRUDE OIL FUT OPT AUG22	102.00 USD	07/15/22	120	12,691,200	629,222	300,000	(329,222)
CRUDE OIL FUT OPT AUG22	105.00 USD	07/15/22	205	21,680,800	824,412	768,750	(55,662)
CRUDE OIL FUT OPT AUG22	108.00 USD	07/15/22	150	15,864,000	581,628	802,500	220,872
CRUDE OIL FUT OPT AUG22	95.00 USD	07/15/22	165	17,450,400	208,731	138,600	(70,131)
CRUDE OIL FUT OPT DEC22	40.00 USD	11/16/22	150	14,334,000	540,228	63,000	(477,228)
CRUDE OIL FUT OPT OCT22	107.00 USD	09/15/22	30	3,008,100	353,746	387,000	33,254
G3 10312022 G3 P 0.75 SEP22 0.75 PUT	0.75 USD	09/27/22	1,073	10,730,000	297,776	300,440	2,664
NAT GAS EURO OPT APR23	2.00 USD	03/28/23	95	4,118,250	24,004	22,610	(1,394)
NAT GAS EURO OPT APR24	2.75 USD	03/25/24	2	82,000	4,655	3,258	(1,397)
NAT GAS EURO OPT APR24	3.00 USD	03/25/24	21	861,000	32,606	49,077	16,471
NAT GAS EURO OPT APR25	2.50 USD	03/26/25	21	840,420	35,756	33,516	(2,240)
NAT GAS EURO OPT AUG22	4.00 USD	07/26/22	248	13,451,520	426,682	50,592	(376,090)
NAT GAS EURO OPT AUG22	2.00 USD	07/26/22	312	16,922,880	101,693	312	(101,381)
NAT GAS EURO OPT AUG22	2.50 USD	07/26/22	150	8,136,000	4,901	450	(4,451)
NAT GAS EURO OPT AUG22	5.50 USD	07/26/22	64	3,471,360	220,971	272,384	51,413
NAT GAS EURO OPT AUG22	7.00 USD	07/26/22	98	5,315,520	355,512	1,596,910	1,241,398
NAT GAS EURO OPT AUG23	2.00 USD	07/26/23	95	4,176,200	24,004	31,350	7,346
NAT GAS EURO OPT AUG24	2.75 USD	07/26/24	2	84,120	4,655	2,110	(2,545)
NAT GAS EURO OPT AUG24	3.00 USD	07/26/24	21	883,260	32,606	33,054	448
NAT GAS EURO OPT AUG25	2.50 USD	07/28/25	21	859,530	35,756	25,452	(10,304)
NAT GAS EURO OPT DEC23	2.00 USD	11/27/23	21	1,024,380	25,309	6,258	(19,051)
NAT GAS EURO OPT DEC24	2.75 USD	11/25/24	151	7,231,390	367,993	160,060	(207,933)
NAT GAS EURO OPT DEC25	2.50 USD	11/24/25	21	985,530	35,756	20,139	(15,617)
NAT GAS EURO OPT FEB23	5.00 USD	01/26/23	54	3,003,480	591,444	455,868	(135,576)
NAT GAS EURO OPT FEB23	2.00 USD	01/26/23	21	1,168,020	25,309	2,478	(22,831)
NAT GAS EURO OPT FEB24	2.75 USD	01/26/24	151	7,364,270	367,993	252,321	(115,672)
NAT GAS EURO OPT FEB25	2.50 USD	01/28/25	21	1,009,680	35,756	22,386	(13,370)
NAT GAS EURO OPT JAN23	2.00 USD	12/27/22	21	1,207,500	25,309	1,323	(23,986)
NAT GAS EURO OPT JAN24	2.75 USD	12/26/23	151	7,571,140	367,993	207,776	(160,217)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JAN25	2.50 USD	12/26/24	21	1,035,510	$35,756	$17,220	$(18,536)
NAT GAS EURO OPT JUL23	2.00 USD	06/27/23	95	4,166,700	24,004	28,215	4,211
NAT GAS EURO OPT JUL24	2.75 USD	06/25/24	2	83,960	4,655	2,068	(2,587)
NAT GAS EURO OPT JUL24	3.00 USD	06/25/24	21	881,580	32,606	32,508	(98)
NAT GAS EURO OPT JUL25	2.50 USD	06/25/25	21	854,490	35,756	25,641	(10,115)
NAT GAS EURO OPT JUN23	2.00 USD	05/25/23	95	4,105,900	24,004	26,125	2,121
NAT GAS EURO OPT JUN24	2.75 USD	05/28/24	2	82,600	4,655	2,230	(2,425)
NAT GAS EURO OPT JUN24	3.00 USD	05/28/24	21	867,300	32,606	35,112	2,506
NAT GAS EURO OPT JUN25	2.50 USD	05/27/25	21	842,940	35,756	27,300	(8,456)
NAT GAS EURO OPT MAR23	2.00 USD	02/23/23	21	1,052,520	25,309	3,276	(22,033)
NAT GAS EURO OPT MAR23	3.75 USD	02/23/23	21	1,052,520	62,006	75,033	13,027
NAT GAS EURO OPT MAR24	2.75 USD	02/26/24	151	6,924,860	367,993	317,251	(50,742)
NAT GAS EURO OPT MAR25	2.50 USD	02/25/25	21	945,630	35,756	29,442	(6,314)
NAT GAS EURO OPT MAY23	2.00 USD	04/25/23	95	4,045,100	24,004	25,270	1,266
NAT GAS EURO OPT MAY24	2.75 USD	04/25/24	2	81,220	4,655	2,612	(2,043)
NAT GAS EURO OPT MAY24	3.00 USD	04/25/24	21	852,810	32,606	40,656	8,050
NAT GAS EURO OPT MAY25	2.50 USD	04/25/25	21	830,760	35,756	30,240	(5,516)
NAT GAS EURO OPT NOV23	2.00 USD	10/26/23	21	968,940	25,309	6,006	(19,303)
NAT GAS EURO OPT NOV24	2.75 USD	10/28/24	151	6,669,670	367,993	175,009	(192,984)
NAT GAS EURO OPT NOV25	2.50 USD	10/28/25	21	907,830	35,756	22,239	(13,517)
NAT GAS EURO OPT OCT22	2.50 USD	09/27/22	536	5,360,000	188,311	83,080	(105,231)
NAT GAS EURO OPT OCT22	5.00 USD	09/27/22	621	33,589,890	1,837,443	2,737,368	899,925
NAT GAS EURO OPT OCT22	4.00 USD	09/27/22	2	108,180	3,845	2,404	(1,441)
NAT GAS EURO OPT OCT22	2.00 USD	09/27/22	312	16,876,080	101,693	24,648	(77,045)
NAT GAS EURO OPT OCT22	5.50 USD	09/27/22	75	4,056,750	219,950	533,925	313,975
NAT GAS EURO OPT OCT22	7.00 USD	09/27/22	310	16,767,900	1,969,328	5,661,220	3,691,892
NAT GAS EURO OPT OCT23	2.00 USD	09/26/23	95	4,205,650	24,004	40,375	16,371
NAT GAS EURO OPT OCT23	2.50 USD	09/26/23	1,501	66,449,270	917,128	1,537,024	619,896
NAT GAS EURO OPT OCT24	2.75 USD	09/25/24	2	84,820	4,655	2,356	(2,299)
NAT GAS EURO OPT OCT24	3.00 USD	09/25/24	21	890,610	32,606	36,288	3,682
NAT GAS EURO OPT OCT25	2.50 USD	09/25/25	21	871,920	35,756	26,691	(9,065)
NAT GAS EURO OPT SEP22	4.00 USD	08/26/22	248	13,372,160	426,682	169,632	(257,050)
NAT GAS EURO OPT SEP22	2.50 USD	08/26/22	150	1,500,000	31,901	9,300	(22,601)
NAT GAS EURO OPT SEP22	2.00 USD	08/26/22	312	16,823,040	101,693	8,424	(93,269)
NAT GAS EURO OPT SEP22	5.50 USD	08/26/22	75	4,044,000	138,950	448,650	309,700
NAT GAS EURO OPT SEP22	7.00 USD	08/26/22	87	4,691,040	315,607	1,519,194	1,203,587
NAT GAS EURO OPT SEP23	2.00 USD	08/28/23	95	4,162,900	24,004	36,290	12,286
NAT GAS EURO OPT SEP24	2.75 USD	08/27/24	2	83,600	4,655	2,286	(2,369)
NAT GAS EURO OPT SEP24	3.00 USD	08/27/24	21	877,800	32,606	35,595	2,989
NAT GAS EURO OPT SEP25	2.50 USD	08/26/25	21	857,220	35,756	26,460	(9,296)
NATURAL GAS FUTURE APR23	1.50 USD	03/28/23	76	3,294,600	16,640	4,560	(12,080)
NATURAL GAS FUTURE AUG23	1.50 USD	07/26/23	76	3,340,960	16,641	7,524	(9,117)
NATURAL GAS FUTURE DEC23	1.50 USD	11/27/23	76	3,707,280	16,640	4,864	(11,776)
NATURAL GAS FUTURE FEB23	1.50 USD	01/26/23	76	4,227,120	16,640	1,672	(14,968)
NATURAL GAS FUTURE JAN23	1.50 USD	12/27/22	76	4,370,000	16,640	760	(15,880)
NATURAL GAS FUTURE JUL23	1.50 USD	06/27/23	76	3,333,360	16,641	6,536	(10,105)
NATURAL GAS FUTURE JUN23	1.50 USD	05/25/23	76	3,284,720	16,640	5,852	(10,788)
NATURAL GAS FUTURE MAR23	1.50 USD	02/23/23	76	3,809,120	16,640	2,280	(14,360)
NATURAL GAS FUTURE MAY23	1.50 USD	04/25/23	76	3,236,080	16,640	5,396	(11,244)
NATURAL GAS FUTURE NOV23	1.50 USD	10/26/23	76	3,506,640	16,640	4,332	(12,308)
NATURAL GAS FUTURE OCT23	1.50 USD	09/26/23	76	3,364,520	16,641	10,488	(6,153)
NATURAL GAS FUTURE SEP23	1.50 USD	08/28/23	76	3,330,320	16,641	9,120	(7,521)

					$17,450,744	$22,203,171	$4,752,427

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.2%
Buy EUR Call USD Put JPY at 1	Goldman Sachs International	1.00 USD	05/01/24	1	1	$996,830	$2,019,370	$1,022,540
Cap Call	Morgan Stanley Co., Inc	0.01 USD	11/06/22	50,464	504,640,000	996,664	322,268	(674,396)
Cap Call	Morgan Stanley Co., Inc	0.00 USD	11/07/22	28,220,000	28,220,000	742,186	272,419	(469,767)
Cap Call	Morgan Stanley Co., Inc	0.01 USD	05/05/23	37,350	373,500,000	494,888	406,084	(88,804)
Cap Call	Morgan Stanley Co., Inc	0.00 USD	05/05/23	19,256,000	19,256,000	498,249	460,614	(37,635)
Cap Call	Morgan Stanley Co., Inc	0.00 USD	10/20/25	64,430,000	64,430,000	1,375,000	1,512,899	137,899
LME Copper 3Mo Call	Morgan Stanley Co., Inc.	16,500.00 USD	12/04/24	7,500	7,500	2,430,000	858,047	(1,571,953)
LME Nickel 3Mo Call	Morgan Stanley Co., Inc.	40,000.00 USD	12/04/24	1,260	1,260	2,431,800	2,351,588	(80,212)
PUT CZK Call EUR Jul22	Goldman Sachs International	24.90 EUR	07/08/22	4,906,614	4,906,614	50,675	7,744	(42,931)
Short EUR Call USD Put CNH 1	Goldman Sachs International	1.00 USD	04/19/23	1	(1)	(252,864)	709,768	962,632

						$9,763,428	$8,920,801	$(842,627)

OTC Put Options — 1.9%
BANK OF AMERICA N.A. PUT DEC 22	Bank of America International	4.03 USD	12/19/22	50,000,000	50,000,000	$243,000	$162,249	$(80,751)
BANK OF AMERICA N.A. PUT JAN 23	Bank of America International	4.04 USD	06/20/23	50,000,000	50,000,000	130,400	147,121	16,721
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/08/24	29,050,000	29,050,000	5,345,200	5,057,847	(287,353)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	01/06/27	24,402,000	24,402,000	5,283,277	5,269,319	(13,958)
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/11/27	24,070,000	24,070,000	5,259,295	5,162,149	(97,146)
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/19/27	53,286,000	53,286,000	10,622,133	10,241,298	(380,835)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	01/19/27	24,485,000	24,485,000	5,312,000	5,271,266	(40,734)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	04/19/27	56,280,000	56,280,000	10,462,452	9,952,432	(510,020)
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	04/22/27	71,400,000	71,400,000	10,474,380	9,462,464	(1,011,916)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	05/13/27	152,720,000	152,720,000	20,769,920	20,118,441	(651,479)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	01/06/28	23,240,000	23,240,000	5,258,561	5,225,486	(33,075)
Forward Volatility Agreement Put	JPMorgan Chase Bank N.A.	0.000 USD	03/30/32	27,997,200	27,997,200	5,040,000	4,338,685	(701,315)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	03/30/32	84,000,000	84,000,000	15,414,000	12,855,766	(2,558,234)
GS Custom Basket Put Sep22	Goldman Sachs International	92.97 CNH	09/16/22	1,958,830	1,958,830	1,125,143	670,545	(454,598)

						$100,739,761	$93,935,068	$(6,804,693)

Total Purchased Options Outstanding						$172,828,642	$281,839,896	$109,011,254

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
REPURCHASE AGREEMENTS (p) — 4.5%
Barclays Capital, Inc., 0.00%, dated 06/07/2022, due On Demand (collateralized by Tencent Holdings Bond, 2.39% due 06/03/2030, market value $2,172,933) (q)	2,256,840	$2,256,840
Barclays Capital, Inc., 0.30%, dated 05/27/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $6,397,720) (q)	7,256,613	7,256,613
Barclays Capital, Inc., 0.55%, dated 05/27/2022, due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $4,874,002) (q)	5,716,851	5,716,851
Barclays Capital, Inc., 0.55%, dated 06/13/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $1,098,995) (q)	1,159,238	1,159,238
Barclays Capital, Inc., 0.60%, dated 06/14/2022, due On Demand (collateralized by Bahrain International Bond, 7.38% due 05/14/2030, market value $3,546,477) (q)	3,748,188	3,748,188
Barclays Capital, Inc., 0.85%, dated 06/24/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $4,626,314) (q)	5,035,820	5,035,820
Barclays Capital, Inc., 1.05%, dated 06/24/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $2,768,165) (q)	2,880,374	2,880,374
Barclays Capital, Inc., 1.25%, dated 06/22/2022, due On Demand (collateralized by Colombian International Bond, 3.25% due 04/22/2032, market value $2,852,046) (q)	3,009,623	3,009,623
Barclays Capital, Inc., 1.25%, dated 06/23/2022, due On Demand (collateralized by Chile International Bond, 3.50% due 01/25/2050, market value $4,076,771) (q)	4,288,296	4,288,296
Barclays Capital, Inc., 1.25%, dated 06/24/2022, due On Demand (collateralized by Nigerian International Bond, 8.75% due 01/21/2031, market value $1,012,781) (q)	1,109,458	1,109,458
Barclays Capital, Inc., 1.30%, dated 06/23/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $1,212,502) (q)	1,257,819	1,257,819
Barclays Capital, Inc., 1.30%, dated 06/23/2022, due On Demand (collateralized by Nigerian International Bond, 8.75% due 01/21/2031, market value $819,764) (q)	894,390	894,390
Barclays Capital, Inc., 1.35%, dated 06/23/2022, due On Demand (collateralized by Bahrain International Bond, 7.00% due 10/12/2028, market value $4,177,908) (q)	4,444,714	4,444,714
Barclays Capital, Inc., 1.40%, dated 06/22/2022, due On Demand (collateralized by Egypt International Bond, 7.90% due 02/21/2048, market value $399,000) (q)	472,543	472,543
Citigroup Global Markets Limited, 0.05%, dated 03/17/2022, due On Demand (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $3,032,660) (q)	3,874,962	3,874,962
Citigroup Global Markets Limited, 0.10%, dated 03/17/2022, due On Demand (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $1,819,433) (q)	2,331,701	2,331,701
Citigroup Global Markets Limited, 0.15%, dated 02/24/2022, due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $4,189,850) (q)	5,274,971	5,274,971
Citigroup Global Markets Limited, 0.15%, dated 03/16/2022, due On Demand (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $1,515,923) (q)	1,936,402	1,936,402
Citigroup Global Markets Limited, 0.15%, dated 05/20/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $700,400) (q)	758,668	758,668
Citigroup Global Markets Limited, 0.20%, dated 02/11/2022, due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $684,151) (q)	894,535	894,535
Citigroup Global Markets Limited, 0.25%, dated 03/‘02/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $3,310,040) (q)	4,376,558	4,376,558
Citigroup Global Markets Limited, 0.25%, dated 03/03/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $2,211,668) (q)	2,867,670	2,867,670
Citigroup Global Markets Limited, 0.35%, dated 05/19/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $238,453) (q)	271,894	271,894
Citigroup Global Markets Limited, 0.65%, dated 05/30/2022, due On Demand (collateralized by Colombian International Bond, 3.25% due 04/22/2032, market value $9,581,489) (q)	11,150,334	11,150,334
JPMorgan Chase Bank, N.A., 0.00%, dated 04/29/2022, due Jul 19,2022 (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $3,831,713) (q)	4,654,582	4,654,582
JPMorgan Chase Bank, N.A., 0.0000001%, dated 06/22/2022, due Jul 19,2022 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $2,989,780) (q)	3,311,195	3,311,195
JPMorgan Chase Bank, N.A., 0.05%, dated 05/26/2022, due Jul 19,2022 (collateralized by Tencent Holdings Bond, 3.28% due 04/11/2024, market value $561,053) (q)	595,833	595,833
JPMorgan Chase Bank, N.A., 0.10%, dated 01/26/2022, due Jul 19,2022 (collateralized by Bahrain International Bond, 5.63% due 05/18/2034, market value $1,551,202) (q)	1,819,689	1,819,689
JPMorgan Chase Bank, N.A., 0.10%, dated 03/15/2022, due Jul 19,2022 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $1,411,660) (q)	1,513,463	1,513,463
JPMorgan Chase Bank, N.A., 0.10%, dated 03/22/2022, due Jul 19,2022 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $1,757,469) (q)	1,944,655	1,944,655
JPMorgan Chase Bank, N.A., 0.10%, dated 03/25/2022, due Jul 19,2022 (collateralized by Bank of China Bond, 3.60% Perpetual Maturity, market value $3,533,400) (q)	3,808,350	3,808,350
JPMorgan Chase Bank, N.A., 0.10%, dated 03/25/2022, due Jul 19,2022 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $1,705,361) (q)	1,850,489	1,850,489
JPMorgan Chase Bank, N.A., 0.15%, dated 01/20/2022, due Jul 19,2022 (collateralized by Colombian International Bond, 6.13% due 01/18/2041, market value $2,819,196) (q)	3,787,706	3,787,706

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 0.15%, dated 01/21/2022, due Jul 19,2022 (collateralized by Colombian International Bond, 6.13% due 01/18/2041, market value $1,483,581) (q)	2,003,678	$2,003,678
JPMorgan Chase Bank, N.A., 0.15%, dated 01/24/2022, due Jul 19,2022 (collateralized by Egypt International Bond, 3.88% due 02/16/2026, market value $1,312,488) (q)	1,745,159	1,745,159
JPMorgan Chase Bank, N.A., 0.15%, dated 03/23/2022, due Jul 19,2022 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $1,748,942) (q)	1,901,957	1,901,957
JPMorgan Chase Bank, N.A., 0.20%, dated 03/24/2022, due Jul 19,2022 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $340,122) (q)	370,448	370,448
JPMorgan Chase Bank, N.A., 0.22%, dated 05/27/2022, due Jul 19,2022 (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $1,610,176) (q)	2,042,249	2,042,249
JPMorgan Chase Bank, N.A., 0.25%, dated 01/31/2022, due Jul 19,2022 (collateralized by Bahrain International Bond, 5.63% due 05/18/2034, market value $1,722,640) (q)	2,066,400	2,066,400
JPMorgan Chase Bank, N.A., 0.25%, dated 03/11/2022, due Jul 19,2022 (collateralized by Tencent Holdings Bond, 3.28% due 04/11/2024, market value $3,965,040) (q)	4,313,107	4,313,107
JPMorgan Chase Bank, N.A., 0.25%, dated 05/26/2022, due Jul 19,2022 (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,157,575) (q)	1,230,604	1,230,604
JPMorgan Chase Bank, N.A., 0.25%, dated 05/27/2022, due Jul 19,2022 (collateralized by Tencent Holdings Bond, 3.98% due 04/11/2029, market value $2,454,466) (q)	2,640,192	2,640,192
JPMorgan Chase Bank, N.A., 0.25%, dated 06/06/2022, due Jul 11,2022 (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $4,401,854) (q)	4,899,236	4,899,236
JPMorgan Chase Bank, N.A., 0.25%, dated 06/06/2022, due Jul 19,2022 (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $374,852) (q)	452,790	452,790
JPMorgan Chase Bank, N.A., 0.25%, dated 06/24/2022, due Jul 19,2022 (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $5,695,900) (q)	6,212,996	6,212,996
JPMorgan Chase Bank, N.A., 0.35%, dated 01/24/2022, due Jul 19,2022 (collateralized by Colombian International Bond, 6.13% due 01/18/2041, market value $1,519,594) (q)	2,040,987	2,040,987
JPMorgan Chase Bank, N.A., 0.35%, dated 01/25/2022, due Jul 19,2022 (collateralized by Ghana International Bond, 7.88% due 02/11/2035, market value $882,341) (q)	1,528,357	1,528,357
JPMorgan Chase Bank, N.A., 0.35%, dated 04/29/2022, due Jul 19,2022 (collateralized by Petroleos Mexicanos Bond, 6.50% due 01/23/2029, market value $2,942,339) (q)	3,563,508	3,563,508
JPMorgan Chase Bank, N.A., 0.35%, dated 05/26/2022, due Jul 19,2022 (collateralized by China Petroleum and Chemical Bond 3.13% due 04/24/2023, market value $3,712,074) (q)	3,920,596	3,920,596
JPMorgan Chase Bank, N.A., 0.35%, dated 05/27/2022, due Jul 19,2022 (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $3,499,323) (q)	4,182,011	4,182,011
JPMorgan Chase Bank, N.A., 0.40%, dated 03/25/2022, due Jul 19,2022 (collateralized by Egypt International Bond, 5.25% due 10/06/2025, market value $2,755,698) (q)	3,420,385	3,420,385
JPMorgan Chase Bank, N.A., 0.45%, dated 02/22/2022, due Jul 19,2022 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $7,958,464) (q)	8,988,944	8,988,944
JPMorgan Chase Bank, N.A., 0.45%, dated 02/28/2022, due Jul 19,2022 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $1,731,181) (q)	1,946,779	1,946,779
JPMorgan Chase Bank, N.A., 0.45%, dated 03/11/2022, due Jul 19,2022 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $1,837,230) (q)	2,014,353	2,014,353
JPMorgan Chase Bank, N.A., 0.50%, dated 01/26/2022, due Jul 19,2022 (collateralized by Bahrain International Bond, 5.25% due 01/25/2033, market value $1,993,948) (q)	2,329,235	2,329,235
JPMorgan Chase Bank, N.A., 0.50%, dated 02/04/2022, due Jul 19,2022 (collateralized by Bahrain International Bond, 5.25% due 01/25/2033, market value $1,499,507) (q)	1,803,617	1,803,617
JPMorgan Chase Bank, N.A., 0.50%, dated 03/11/2022, due Jul 19,2022 (collateralized by Tencent Holdings Bond, 1.81% due 01/26/2026, market value $1,715,649) (q)	1,857,414	1,857,414
JPMorgan Chase Bank, N.A., 0.50%, dated 05/25/2022, due Jul 19,2022 (collateralized by Chile International Bond, 3.50% due 01/25/2050, market value $3,819,347) (q)	4,283,271	4,283,271
JPMorgan Chase Bank, N.A., 0.50%, dated 05/26/2022, due Jul 19,2022 (collateralized by Chile International Bond, 3.50% due 01/25/2050, market value $7,638,693) (q)	8,587,542	8,587,542
JPMorgan Chase Bank, N.A., 0.50%, dated 05/27/2022, due Jul 19,2022 (collateralized by Dominican Republic International Bond, 4.50% due 01/30/2030, market value $4,383,911) (q)	5,089,292	5,089,292
JPMorgan Chase Bank, N.A., 0.65%, dated 06/13/2022, due Jul 19,2022 (collateralized by Dominican Republic International Bond, 4.88% due 09/23/2032, market value $1,972,837) (q)	2,298,073	2,298,073
JPMorgan Chase Bank, N.A., 0.75%, dated 01/24/2022, due Jul 19,2022 (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $2,755,544) (q)	3,864,150	3,864,150
JPMorgan Chase Bank, N.A., 0.75%, dated 02/22/2022, due Jul 19,2022 (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $850,700) (q)	1,147,839	1,147,839
JPMorgan Chase Bank, N.A., 1.00%, dated 01/14/2022, due Jul 19,2022 (collateralized by Egypt International Bond, 7.50% due 01/31/2027, market value $2,721,530) (q)	3,835,781	3,835,781
JPMorgan Chase Bank, N.A., 1.00%, dated 05/16/2022, due Jul 19,2022 (collateralized by Nigerian International Bond, 6.38% due 07/12/2023, market value $2,484,412) (q)	2,692,110	2,692,110
JPMorgan Chase Bank, N.A., 1.00%, dated 12/30/2021, due Jul 19,2022 (collateralized by Egypt International Bond, 7.50% due 01/31/2027, market value $2,993,683) (q)	4,353,267	4,353,267
JPMorgan Chase Bank, N.A., 1.25%, dated 02/22/2022, due Jul 19,2022 (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $678,835) (q)	778,428	778,428

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 1.25%, dated 06/13/2022, due Jul 19,2022 (collateralized by Indonesian International Bond, 2.15% due 07/28/2031, market value $2,080,638) (q)	2,220,800	$2,220,800
JPMorgan Chase Bank, N.A., 1.40%, dated 06/22/2022, due Jul 19,2022 (collateralized by Egypt International Bond, 7.60% due 03/01/2029, market value $851,191) (q)	999,563	999,563
JPMorgan Chase Bank, N.A., 1.44%, dated 06/29/2022, due Jul 06,2022 (collateralized by US Treasury Notes, 1.25% due 12/31/2026, market value $8,470,257) (q)	8,508,278	8,508,278
JPMorgan Chase Bank, N.A., 1.45%, dated 06/29/2022, due Jul 06,2022 (collateralized by US Treasury Notes, 2.00% due 08/15/2051, market value $462,165) (q)	458,291	458,291
JPMorgan Chase Bank, N.A., 3.00%, dated 03/24/2022, due Jul 19,2022 (collateralized by Indonesian International Bond, 2.15% due 07/28/2031, market value $4,187,561) (q)	4,916,126	4,916,126
TOTAL REPURCHASE AGREEMENTS (COST $222,062,237)	222,062,237	$222,062,237

TOTAL INVESTMENTS IN SECURITIES— 83.8% (COST $4,363,048,445)		$4,139,381,283

TOTAL SECURITIES SOLD SHORT— (23.3)% (PROCEEDS $1,289,393,563)		(1,150,895,598)

Other Assets (r) — 39.5%		1,949,219,260

Net Assets — 100.0%		$4,937,704,945

SECURITIES SOLD SHORT — (23.3)%
COMMON STOCK — (8.8)%
Africa — (0.0)%
Industrial Services — (0.0)%
IHS Holding Ltd. (a)	2,300	$(24,012)

Materials — (0.0)%
AngloGold Ashanti Ltd., ADR	14,300	(211,497)
Caledonia Mining Corp. plc	400	(4,380)
Harmony Gold Mining Co., Ltd., ADR	100	(313)
Sasol Ltd., ADR (a)	2,500	(57,650)

		(273,840)

Software & Technology Services — (0.0)%
Karooooo Ltd.	100	(2,185)
Net 1 UEPS Technologies, Inc. (a)	700	(3,598)

		(5,783)

Total Africa		(303,635)

Asia — (0.7)%
Banking — (0.1)%
HDFC Bank Ltd., ADR (a)	21,400	(1,176,144)
ICICI Bank Ltd., ADR	25,400	(450,596)
KB Financial Group, Inc., ADR	3,500	(130,200)
Mitsubishi UFJ Financial Group, Inc., ADR	82,500	(440,550)
Mizuho Financial Group, Inc., ADR	6,300	(14,112)
Shinhan Financial Group Co. Ltd., ADR	2,000	(57,120)
Sumitomo Mitsui Financial Group, Inc., ADR	50,300	(296,770)

		(2,565,492)

Consumer Discretionary Products — (0.0)%
China Automotive Systems, Inc. (a)	100	(270)
Ezgo Technologies Ltd. (a)	900	(648)
Honda Motor Co. Ltd., ADR	10,800	(260,820)
indie Semiconductor, Inc., Class A (a)	3,100	(17,670)
Tata Motors Ltd., ADR (a)	6,100	(157,807)
Toyota Motor Corp., ADR	4,600	(709,182)
XPeng, Inc., ADR (a)	3,700	(117,438)

		(1,263,835)

Consumer Discretionary Services — (0.1)%
China Liberal Education Holdings Ltd. (a)	4,700	(2,867)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
China Online Education Group, ADR (a)	1,500	$(2,070)
First High-School Education Group Co., Ltd. (a)	100	(80)
GreenTree Hospitality Group Ltd., ADR	600	(2,496)
Huazhu Group Ltd., ADR	28,400	(1,082,040)
iHuman, Inc., ADR (a)	400	(944)
Meten Holding Group Ltd. (a)	4,320	(6,048)
NaaS Technology, Inc., ADR (a)	820	(4,904)
OneSmart International Education Group Ltd., ADR (a)	1,000	(1,480)
RYB Education, Inc., ADR (a)	400	(236)
Skillful Craftsman Education Technology Ltd. (a)	2,900	(3,103)
Tarena International, Inc., ADR (a)	433	(2,594)
Yum China Holdings, Inc.	25,300	(1,227,050)

		(2,335,912)

Consumer Staple Products — (0.0)%
Farmmi, Inc. (a)	8,156	(8,564)
RLX Technology, Inc., ADR (a)	4,500	(9,585)
TDH Holdings, Inc. (a)	2,360	(4,484)
Viomi Technology Co. Ltd., ADR (a)	1,500	(2,580)

		(25,213)

Financial Services — (0.0)%
360 Finance, Inc., ADR	6,500	(112,450)
9F, Inc., ADR (a)	1,800	(1,584)
Akso Health Group, ADR (a)	600	(612)
ATIF Holdings Ltd. (a)	200	(384)
Bit Digital, Inc. (a)	400	(524)
CNFinance Holdings Ltd., ADR (a)	23	(59)
Dunxin Financial Holdings Ltd., ADR (a)	500	(230)
FinVolution Group, ADR	3,400	(16,150)
Futu Holdings Ltd., ADR (a)	1,300	(67,873)
Jianpu Technology, Inc., ADR (a)	2,300	(3,864)
Jiayin Group, Inc., ADR (a)	900	(2,016)
Lion Group Holding Ltd., ADR (a)	9,500	(8,075)
Lufax Holding Ltd., ADR	30,900	(185,400)
Nomura Holdings, Inc., ADR	4,800	(17,184)
ORIX Corp., ADR	100	(8,416)
Puhui Wealth Investment Management Co. Ltd. (a)	300	(193)
Qudian, Inc., ADR (a)	22,600	(24,860)
Senmiao Technology Ltd. (a)	40	(41)
Sentage Holdings, Inc. (a)	400	(239)
SOS Ltd., ADR (a)	100,300	(19,137)
X Financial, ADR (a)	500	(1,340)

		(470,631)

Health Care — (0.0)%
111, Inc., ADR (a)	15,400	(31,724)
Aesthetic Medical International Holdings Group Ltd., ADR (a)	400	(852)
Aslan Pharmaceuticals Ltd., ADR (a)	200	(100)
BeiGene Ltd., ADR (a)	4,100	(663,585)
Bon Natural Life Ltd. (a)	600	(1,614)
China SXT Pharmaceuticals Inc. (a)	771	(1,341)
Connect Biopharma Holdings Ltd., ADR (a)	1,400	(1,218)
Genetron Holdings Ltd., ADR (a)	200	(340)
Gracell Biotechnologies, Inc., ADR (a)	2,500	(13,750)
Hutchmed China Ltd., ADR (a)	1,100	(13,904)
MEDIROM Healthcare Technologies, Inc., ADR (a)	100	(575)
Qilian International Holding Group Ltd. (a)	300	(594)
Shineco, Inc. (a)	100	(130)
Zai Lab Ltd., ADR (a)	500	(17,340)

		(747,067)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Industrial Products — (0.0)%
Asia Pacific Wire & Cable Corp., Ltd. (a)	440	$(532)
Code Chain New Continent Ltd. (a)	2,700	(1,650)
Greenland Technologies Holding Corp. (a)	897	(3,633)

		(5,815)

Industrial Services — (0.0)%
BEST, Inc. (a)	9,960	(11,753)
EHang Holdings Ltd., ADR (a)	7,800	(72,150)
Euro Tech Holdings Co. Ltd.	450	(549)
Full Truck Alliance Co. Ltd., ADR (a)	86,400	(782,784)
MingZhu Logistics Holdings Ltd. (a)	1,600	(2,976)
Pop Culture Group Co., Ltd., Class A (a)	4,505	(6,892)

		(877,104)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	7,000	(60,480)
Huize Holding Ltd., ADR (a)	1,000	(1,240)
Prudential plc, ADR	700	(17,577)
TIAN RUIXIANG Holdings Ltd., Class A (a)	1,300	(936)
Waterdrop, Inc., ADR (a)	2,500	(3,200)

		(83,433)

Materials — (0.0)%
CN Energy Group, Inc. (a)	500	(1,120)
Ikonics Corp. (d)	100	0
Origin Agritech Ltd. (a)	2,100	(15,792)
Tantech Holdings Ltd. (a)	100	(29)
ZK International Group Co. Ltd. (a)	2,700	(2,781)

		(19,722)

Media — (0.1)%
Baidu, Inc., ADR (a)	1,300	(193,349)
Baosheng Media Group Holding Ltd. (a)	2,437	(2,803)
Bilibili, Inc., ADR (a)	35,700	(913,920)
Blue Hat Interactive Entertainment Technology (a)	1,170	(3,334)
Color Star Technology Co. Ltd. (a)	22,000	(2,915)
Dada Nexus Ltd., ADR (a)	13,800	(111,918)
DouYu International Holdings Ltd., ADR (a)	9,500	(11,400)
Dragon Victory International Ltd. (a)	800	(840)
GigaMedia Ltd. (a)	500	(785)
Glory Star New Media Group Holdings Ltd. (a)	1,000	(870)
Grab Holdings Ltd., Class A (a)	207,900	(525,987)
iClick Interactive Asia Group Ltd., ADR (a)	2,700	(1,814)
iQIYI, Inc., ADR (a)	23,400	(98,280)
Kanzhun Ltd., ADR (a)	7,000	(183,960)
MakeMyTrip Ltd. (a)	5,200	(133,536)
NetEase, Inc., ADR	25,300	(2,362,008)
Phoenix New Media Ltd., ADR (a)	416	(2,080)
Pintec Technology Holdings, Ltd. (a)	400	(580)
Sohu.com Ltd., ADR (a)	900	(14,913)
The9 Ltd., ADR (a)	8,700	(14,616)
Trip.com Group Ltd., ADR (a)	35,300	(968,985)
Uxin Ltd., ADR (a)	33,500	(14,070)
Zhihu, Inc., ADR (a)	5,900	(10,561)
Zhongchao, Inc., Class A (a)	400	(504)

		(5,574,028)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Oil & Gas — (0.0)%
Recon Technology Ltd., Class A (a)	11,200	$(7,433)

Real Estate — (0.0)%
Fangdd Network Group Ltd. (a)	1,440	(2,779)
KE Holdings, Inc., ADR (a)	3,900	(70,005)

		(72,784)

Renewable Energy — (0.0)%
Daqo New Energy Corp., ADR (a)	10,700	(763,766)
JinkoSolar Holding Co. Ltd., ADR (a)	11,500	(795,570)
ReneSola Ltd., ADR (a)	15,300	(72,675)

		(1,632,011)

Retail & Wholesale - Discretionary — (0.3)%
Alibaba Group Holding Ltd., ADR (a)	49,100	(5,581,688)
ATRenew, Inc., ADR (a)	8,000	(23,920)
Boqii Holding Ltd. (a)	833	(1,608)
Cango, Inc., ADR	5,000	(11,250)
Coupang, Inc. (a)	212,500	(2,709,375)
DingDong Cayman Ltd., ADR (a)	23,200	(128,296)
E-Home Household Service Holdings Ltd. (a)	1,200	(348)
ECMOHO Ltd., ADR (a)	300	(49)
Future FinTech Group, Inc. (a)	13,700	(5,813)
JD.com, Inc., ADR	101,700	(6,531,174)
Jiuzi Holdings, Inc. (a)	5,403	(4,742)
Jowell Global Ltd. (a)	1,400	(3,668)
KBS Fashion Group Ltd. (a)	1,400	(1,764)
LightInTheBox Holding Co. Ltd., ADR (a)	1,400	(1,344)
MINISO Group Holding Ltd., ADR	2,800	(21,980)
Moxian BVI, Inc. (a)	1,400	(1,400)
Oriental Culture Holding Ltd. (a)	400	(1,204)
Sea Ltd., ADR (a)	1,300	(86,918)
TD Holdings, Inc. (a)	20,900	(5,265)
Vipshop Holdings Ltd., ADR (a)	1,800	(17,802)
Yatsen Holding Ltd., ADR (a)	2,000	(3,100)
Yoshitsu Co., Ltd., ADR (a)	100	(169)
Yunji, Inc., ADR (a)	700	(728)

		(15,143,605)

Retail & Wholesale - Staples — (0.0)%
Wunong Net Technology Co. Ltd. (a)	7,300	(4,305)

Retail & Wholesale - Staples — (0.0)%
China Jo-Jo Drugstores Holdings, Inc. (a)	266	(585)

Retail - Discretionary — (0.0)%
Kaixin Auto Holdings (a)	11,100	(11,433)

Software & Technology Services — (0.0)%
17 Education & Technology Group, Inc., ADR (a)	1,625	(3,201)
Aurora Mobile Ltd., ADR (a)	2,300	(2,438)
Baozun, Inc., ADR (a)	500	(5,470)
BIT Mining Ltd., ADR (a)	6,500	(4,031)
BlueCity Holdings Ltd., ADR (a)	1,500	(2,220)
Borqs Technologies, Inc. (a)	2,717	(4,537)
Cellebrite DI Ltd. (a)	1,800	(9,180)
China Xiangtai Food Co. Ltd. (a)	7,000	(3,016)
Cloopen Group Holding Ltd., ADR (a)	9,800	(10,290)
CLPS, Inc. (a)	600	(948)
Datasea, Inc. (a)	2,300	(3,749)
Diginex Ltd. (a)	7,516	(6,298)
Gaotu Techedu, Inc., ADR (a)	47,700	(93,492)
Infobird Co. Ltd. (a)	1,300	(616)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kingsoft Cloud Holdings Ltd., ADR (a)	1,300	$(5,785)
Link Motion, Inc., ADR (a),(d)	11,000	0
Lizhi, Inc., ADR (a)	4,800	(5,568)
Luokung Technology Corp. (a)	34,100	(13,637)
Molecular Data, Inc. (a)	4,133	(2,319)
OneConnect Financial Technology Co. Ltd., ADR (a)	12,300	(21,033)
Powerbridge Technologies Co. Ltd. (a)	30,000	(19,350)
Qutoutiao, Inc., ADR (a)	6,660	(6,394)
Renren, Inc., ADR (a)	1,600	(46,272)
Scienjoy Holding Corp. (a)	1,000	(3,270)
Sify Technologies Ltd., ADR (a)	700	(1,365)
Taoping, Inc. (a)	900	(954)
TaskUS, Inc., Class A (a)	9,900	(166,914)
TDCX, Inc., ADR (a)	5,600	(51,800)
TELUS International CDA, Inc. (a)	1,700	(42,619)
Tuya, Inc., ADR (a)	33,400	(87,508)
WiMi Hologram Cloud, Inc., ADR (a)	18,900	(41,013)
Wipro Ltd., ADR	14,166	(75,221)
Xunlei Ltd., ADR (a)	1,100	(1,738)
Youdao, Inc., ADR (a)	4,000	(19,680)

		(761,926)

Tech Hardware & Semiconductors — (0.1)%
Canaan, Inc., ADR (a)	63,100	(203,182)
Canon, Inc., ADR	1,400	(31,794)
Ebang International Holdings, Inc., A Shares (a)	23,700	(9,504)
Himax Technologies, Inc., ADR	6,500	(48,620)
Kulicke & Soffa Industries, Inc.	3,100	(132,711)
SemiLEDs Corp. (a)	1,300	(3,289)
Sony Group Corp., ADR	15,200	(1,242,904)
UTime Ltd. (a)	800	(1,176)

		(1,673,180)

Telecommunications — (0.0)%
Chindata Group Holdings Ltd., ADR (a)	11,500	(89,240)
GDS Holdings Ltd., ADR (a)	23,000	(767,970)
PLDT, Inc., ADR	700	(21,294)
SK Telecom Co., Ltd., ADR	2,300	(51,336)
Telkom Indonesia Persero Tbk PT, ADR	3,100	(83,824)
Ucloudlink Group, Inc., ADR (a)	700	(819)
Vnet Group, Inc., ADR (a)	1,100	(6,644)

		(1,021,127)

Utilities — (0.0)%
Azure Power Global Ltd. (a)	2,800	(31,920)
Korea Electric Power Corp., ADR (a)	3,100	(27,218)
ReNew Energy Global plc (a)	14,100	(91,227)

		(150,365)

Total Asia		(34,447,006)

Europe — (0.2)%
Banking — (0.1)%
Barclays plc, ADR	5,800	(44,080)
Deutsche Bank AG	16,600	(145,084)
HSBC Holdings plc, ADR	51,400	(1,679,238)
ING Groep NV, ADR	2,600	(25,792)
Lloyds Banking Group plc, ADR	5,700	(11,628)

		(1,905,822)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — (0.0)%
Midatech Pharma plc, ADR (a)	400	$(216)

Consumer Discretionary Products — (0.0)%
On Holding AG, Class A (a)	10,600	(187,514)
Sono Group NV (a)	400	(1,176)

		(188,690)

Consumer Discretionary Services — (0.0)%
Genius Sports Ltd. (a)	200	(450)
Manchester United plc, Class A	6,600	(73,392)
Membership Collective Group, Inc., A Shares (a)	5,100	(33,048)
Sportradar Holding AG, A Shares (a)	2,400	(18,960)

		(125,850)

Consumer Staple Products — (0.0)%
Anheuser-Busch InBev NV, ADR	14,300	(771,485)
British American Tobacco plc, ADR	100	(4,291)
Unilever plc, ADR	3,600	(164,988)

		(940,764)

Financial Services — (0.0)%
AerCap Holdings NV (a)	3,500	(143,290)
Argo Blockchain plc, ADR (a)	1,300	(4,888)
UBS Group AG	200	(3,244)

		(151,422)

Health Care — (0.1)%
Abcam plc, ADR (a)	300	(4,338)
AC Immune SA (a)	600	(2,166)
Achilles Therapeutics plc, ADR (a)	1,000	(2,520)
ADC Therapeutics SA (a)	3,700	(29,415)
Alcon, Inc.	5,600	(391,384)
Altamira Therapeutics Ltd. (a)	7,700	(3,737)
Amryt Pharma plc, ADR (a)	700	(4,893)
Aptorum Group Ltd., Class A (a)	2,600	(3,562)
Artelo Biosciences, Inc. (a)	2,800	(887)
Ascendis Pharma A/S, ADR (a)	5,200	(483,392)
Autolus Therapeutics plc, ADR (a)	4,900	(13,867)
BioNTech SE, ADR	26,200	(3,906,420)
CRISPR Therapeutics AG (a)	200	(12,154)
Evotec SE, ADR (a)	900	(10,782)
Exscientia plc, ADR (a)	2,300	(25,047)
Freeline Therapeutics Holdings plc, ADR (a)	100	(88)
Galapagos NV, ADR (a)	1,200	(66,960)
Genmab, ADR (a)	2,200	(71,478)
GH Research plc (a)	700	(6,986)
ICON plc (a)	1,800	(390,060)
Immatics NV (a)	2,700	(23,517)
Immunocore Holdings plc, ADR (a)	2,600	(97,006)
InflaRx NV (a)	600	(870)
Mereo Biopharma Group plc, ADR (a)	25,500	(28,560)
Molecular Partners AG, ADR (a)	100	(673)
NLS Pharmaceutics Ltd. (a)	1,600	(939)
NuCana plc, ADR (a)	3,300	(2,392)
ObsEva SA (a)	12,200	(19,642)
Olink Holding AB, ADR (a)	4,000	(60,800)
Orchard Therapeutics plc, ADR (a)	1,400	(818)
ProQR Therapeutics NV (a)	200	(156)
Trinity Biotech plc, ADR (a)	2,000	(2,450)
uniQure NV (a)	6,500	(121,160)
Vaccitech plc, ADR (a)	200	(890)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Verona Pharma plc, ADR (a)	100	$(419)

		(5,790,428)

Industrial Products — (0.0)%
CNH Industrial NV	38,100	(441,579)

Industrial Services — (0.0)%
Cimpress plc (a)	900	(35,010)
FLEX LNG Ltd.	1,500	(41,085)
Globus Maritime Ltd. (a)	800	(1,400)

		(77,495)

Materials — (0.0)%
CRH plc, ADR	3,000	(104,460)
Orion Engineered Carbons SA	100	(1,553)

		(106,013)

Media — (0.0)%
Gambling.com Group Ltd. (a)	900	(7,083)
Jumia Technologies AG, ADR (a)	16,700	(101,202)
Liberty Global plc, Class A (a)	12,500	(263,125)
Spark Networks SE, ADR (a)	1,200	(3,828)
Trivago NV, ADR (a)	200	(298)
WPP plc, ADR	1,200	(60,708)

		(436,244)

Oil & Gas — (0.0)%
Equinor ASA, ADR	14,100	(490,116)

Renewable Energy — (0.0)%
FREYR Battery SA (a)	1,500	(10,260)

Retail & Wholesale - Discretionary — (0.0)%
Cazoo Group Ltd. (a)	21,900	(15,768)
Farfetch Ltd., Class A (a)	14,000	(100,240)
MYT Netherlands Parent BV, ADR (a)	1,800	(17,784)

		(133,792)

Software & Technology Services — (0.0)%
Arqit Quantum, Inc. (a)	2,500	(15,775)
Kaleyra, Inc. (a)	3,800	(7,752)
Micro Focus International plc, ADR	600	(2,022)
RELX plc, ADR	200	(5,388)
Sophia Genetics SA (a)	300	(1,086)

		(32,023)

Tech Hardware & Semiconductors — (0.0)%
Nokia Oyj, ADR	600	(2,766)
WISeKey International Holding Ltd., ADR (a)	1,300	(3,237)

		(6,003)

Transportation & Logistics — (0.0)%
Ryanair Holdings plc, ADR (a)	7,600	(511,100)

Utilities — (0.0)%
Fusion Fuel Green plc, Class A (a)	400	(2,608)
National Grid plc, ADR	4,100	(265,229)

		(267,837)

Total Europe		(11,615,654)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Middle East — (0.0)%
Consumer Discretionary Products — (0.0)%
Foresight Autonomous Holdings Ltd., ADR (a)	4,500	$(2,793)
REE Automotive Ltd., Class A (a)	200	(232)

		(3,025)

Consumer Discretionary Services — (0.0)%
Riskified Ltd., A Shares (a)	100	(444)

Health Care — (0.0)%
Biondvax Pharmaceuticals Ltd., ADR (a)	800	(936)
CAN Fite Biopharma Ltd., ADR (a)	2,500	(2,300)
Collplant Biotechnologies Ltd. (a)	300	(2,442)
Enlivex Therapeutics Ltd. (a)	800	(3,616)
Gamida Cell Ltd. (a)	8,300	(14,691)
InspireMD, Inc. (a)	273	(546)
Nano-X Imaging Ltd. (a)	7,900	(89,270)
Redhill Biopharma Ltd., ADR (a)	8,600	(7,482)
ReWalk Robotics Ltd. (a)	8,400	(7,896)
Vascular Biogenics Ltd. (a)	1,100	(1,771)

		(130,950)

Industrial Products — (0.0)%
Elbit Systems Ltd.	200	(45,868)

Industrial Services — (0.0)%
Castor Maritime, Inc. (a)	35,860	(48,052)

Materials — (0.0)%
Evogene Ltd. (a)	4,500	(3,465)

Media — (0.0)%
Eros STX Global Corp. (a)	6,780	(16,272)
Innovid Corp. (a)	800	(1,328)
SimilarWeb Ltd. (a)	100	(825)
Taboola.com Ltd. (a)	1,100	(2,783)

		(21,208)

Pharmaceuticals — (0.0)%
Quoin Pharmaceuticals Ltd., ADR (a)	100	(45)

Renewable Energy — (0.0)%
Eco Wave Power Global AB, ADR (a)	300	(1,308)

Retail & Wholesale - Discretionary — (0.0)%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	16,800	(10,214)

Software & Technology Services — (0.0)%
Cognyte Software Ltd. (a)	800	(3,400)
G Medical Innovations Holdings Ltd. (a)	2,000	(1,210)
Global-e Online Ltd. (a)	15,900	(320,703)
MARIS - TECH Ltd. (a)	700	(777)
Mawson Infrastructure Group, Inc. (a)	2,100	(2,289)
My Size, Inc. (a)	1,100	(218)
Safe-T Group Ltd., ADR (a)	1,000	(486)
WalkMe Ltd. (a)	100	(1,013)
Yalla Group Ltd., ADR (a)	9,200	(35,880)

		(365,976)

Tech Hardware & Semiconductors — (0.0)%
Ceragon Networks Ltd. (a)	600	(1,542)
Gilat Satellite Networks Ltd. (a)	3,800	(22,952)
SuperCom Ltd. (a)	10,100	(3,310)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Tower Semiconductor Ltd. (a)	100	$(4,618)

		(32,422)

Total Middle East		(662,978)

North America — (7.7)%
Banking — (0.5)%
Ameris Bancorp	2,499	(100,410)
Bank of Montreal	7,700	(740,509)
BankUnited, Inc.	300	(10,671)
Blue Foundry Bancorp (a)	300	(3,597)
BOK Financial Corp.	100	(7,558)
Cadence Bank	3,300	(77,484)
Canadian Imperial Bank of Commerce	1,400	(67,956)
Carver Bancorp, Inc. (a)	700	(4,032)
Comerica, Inc	6,800	(498,984)
Commerce Bancshares, Inc.	3,430	(225,179)
Credicorp Ltd.	1,400	(167,874)
Eastern Bankshares, Inc.	1,800	(33,228)
Fifth Third Bancorp	38,700	(1,300,320)
Finwise Bancorp (a)	100	(933)
First Citizens BancShares, Inc., Class A	600	(392,268)
First Horizon National Corp.	101,600	(2,220,976)
First Interstate BancSystem, Inc., Class A	900	(34,299)
First Republic Bank	2,500	(360,500)
Glacier Bancorp, Inc.	200	(9,484)
Huntington Bancshares, Inc.	222,700	(2,679,081)
Independent Bank Corp.	1,600	(127,088)
M&T Bank Corp.	16,382	(2,611,127)
Old National Bancorp	23,500	(347,565)
Pacific Premier Bancorp, Inc.	1,320	(38,597)
Park National Corp.	100	(12,125)
Pinnacle Financial Partners, Inc.	500	(36,155)
PNC Financial Services Group, Inc.	16,000	(2,524,320)
Regions Financial Corp.	6,400	(120,000)
Royal Bank of Canada	13,700	(1,326,434)
Seacoast Banking Corp. of Florida	400	(13,216)
ServisFirst Bancshares, Inc.	1,500	(118,380)
Signature Bank	8,400	(1,505,364)
South State Corp.	4,768	(367,851)
Stock Yards Bancorp, Inc.	100	(5,982)
SVB Financial Group (a)	1,800	(710,982)
TFS Financial Corp.	2,700	(37,071)
Toronto-Dominion Bank	3,300	(216,414)
Truist Financial Corp.	81,400	(3,860,802)
UMB Financial Corp.	300	(25,830)
Umpqua Holdings Corp.	2,000	(33,540)
United Community Banks, Inc.	2,000	(60,380)
Valley National Bancorp	2,400	(24,984)
Webster Financial Corp.	10,900	(459,435)
Western Alliance Bancorp	9,400	(663,640)
WSFS Financial Corp.	3,700	(148,333)

		(24,330,958)

Biotechnology & Pharmaceuticals — (0.0)%
Absci Corp. (a)	2,300	(7,636)
Congent Biosciences, Inc. (d)	1,000	0
Ensysce Biosciences, Inc. (a)	4,200	(3,647)
Oncolytics Biotech, Inc. (a)	3,300	(3,250)
Xeris Biopharma Holdings, Inc. (a)	25,242	(38,873)

		(53,406)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Chemicals — (0.0)%
Trinseo plc	4,200	$(161,532)

Consumer Discretionary Products — (0.5)%
Adient plc (a)	7,300	(216,299)
American Axle & Manufacturing Holdings, Inc. (a)	300	(2,259)
Arcimoto, Inc. (a)	2,400	(7,848)
Aurora Innovation, Inc. (a)	43,900	(83,849)
Axon Enterprise, Inc. (a)	1,500	(139,755)
BorgWarner, Inc.	14,640	(488,537)
BRP, Inc.	200	(12,302)
Callaway Golf Co. (a)	12,800	(261,120)
Camping World Holdings, Inc., Class A	800	(17,272)
Carter’s, Inc.	6,700	(472,216)
CBAK Energy Technology, Inc. (a)	17,500	(18,725)
Century Communities, Inc.	900	(40,473)
Comstock Holding Cos., Inc. (a)	100	(452)
Cornerstone Building Brands, Inc. (a)	3,700	(90,613)
Dana, Inc.	3,200	(45,024)
Dorman Products, Inc. (a)	200	(21,942)
DR Horton, Inc.	27,700	(1,833,463)
Dream Finders Homes, Inc., Class A (a)	3,600	(38,304)
ElectraMeccanica Vehicles Corp. (a)	28,900	(39,015)
Fisker, Inc. (a)	200	(1,714)
Fox Factory Holding Corp. (a)	1,500	(120,810)
General Motors Co. (a)	95,600	(3,036,256)
Gentex Corp.	14,900	(416,753)
Gentherm, Inc. (a)	600	(37,446)
Gildan Activewear, Inc.	700	(20,146)
Goodyear Tire & Rubber Co. (a)	64,700	(692,937)
Hanesbrands, Inc.	40,100	(412,629)
Harley-Davidson, Inc.	2,400	(75,984)
HNI Corp.	300	(10,407)
Interface, Inc.	800	(10,032)
JELD-WEN Holding, Inc. (a)	400	(5,836)
LCI Industries	1,700	(190,196)
Lear Corp.	3,300	(415,437)
LGI Homes, Inc. (a)	3,500	(304,150)
Lordstown Motors Corp., Class A (a)	47,500	(75,050)
Lucid Group, Inc. (a)	188,900	(3,241,524)
Magna International, Inc.	3,100	(170,190)
MasterCraft Boat Holdings, Inc. (a)	600	(12,630)
Mattel, Inc. (a)	400	(8,932)
Microvast Holdings, Inc. (a)	10,800	(23,976)
MillerKnoll, Inc.	5,700	(149,739)
Mullen Automotive, Inc. (a)	181,400	(185,028)
OneWater Marine, Inc., Class A (a)	100	(3,305)
Peloton Interactive, Inc., Class A (a)	91,200	(837,216)
PGT Innovations, Inc. (a)	100	(1,664)
PLBY Group, Inc. (a)	300	(1,920)
Polaris Industries, Inc.	5,000	(496,400)
Proterra, Inc. (a)	8,200	(38,048)
PulteGroup, Inc.	3,300	(130,779)
Rivian Automotive, Inc., Class A (a)	185,500	(4,774,770)
Romeo Power, Inc. (a)	11,300	(5,070)
Scotts Miracle-Gro Co. (The)	3,900	(308,061)
SES AI Corp. (a)	1,500	(5,895)
Skechers USA., Inc., Class A (a)	8,000	(284,640)
Solid Power, Inc. (a)	1,700	(9,146)
Steelcase, Inc., Class A	300	(3,219)
Stellantis NV	53,800	(664,968)
Tempur Sealy International, Inc.	3,700	(79,069)
Thor Industries, Inc.	6,800	(508,164)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Torrid Holdings, Inc. (a)	200	$(864)
Tupperware Brands Corp. (a)	11,600	(73,544)
United Maritime Corp.	158	0
VF Corp.	800	(35,336)
Vinco Ventures, Inc. (a)	49,800	(68,724)
Vision Marine Technologies, Inc. (a)	200	(952)
Visteon Corp. (a)	700	(72,506)
Volcon, Inc. (a)	1,100	(2,024)
Weber, Inc., Class A	2,600	(18,746)
Winnebago Industries, Inc.	11,400	(553,584)
Worksport Ltd. (a)	4,331	(8,359)
XPEL, Inc. (a)	3,300	(151,569)
YETI Holdings, Inc. (a)	300	(12,981)

		(22,598,793)

Consumer Discretionary Services — (0.2)%
Aaron’s Co., Inc. (The)	100	(1,455)
AirSculpt Technologies, Inc. (a)	500	(2,965)
American Public Education, Inc. (a)	300	(4,848)
Aspen Group, Inc. (a)	500	(490)
Bally’s Corp. (a)	10,500	(207,690)
Bird Global, Inc., Class A (a)	1,700	(741)
Bloomin’ Brands, Inc.	1,000	(16,620)
Boyd Gaming Corp.	3,100	(154,225)
Bright Horizons Family Solutions, Inc. (a)	100	(8,452)
BurgerFi International, Inc. (a)	1,300	(4,199)
Caesars Entertainment, Inc. (a)	62,476	(2,392,831)
Carnival Corp. (a)	3,700	(32,005)
Cheesecake Factory, Inc. (The)	400	(10,568)
Chipotle Mexican Grill, Inc. (a)	300	(392,178)
Darden Restaurants, Inc.	200	(22,624)
Domino’s Pizza, Inc.	100	(38,971)
Drive Shack, Inc. (a)	3,100	(4,247)
Dutch Bros, Inc., Class A (a)	4,000	(126,600)
EBET, Inc. (a)	300	(720)
European Wax Center, Inc., Class A	3,400	(59,908)
F45 Training Holdings, Inc. (a)	8,500	(33,405)
First Watch Restaurant Group, Inc. (a)	1,500	(21,630)
Hall of Fame Resort & Entertainment Co. (a)	16,592	(9,843)
Hilton Grand Vacations, Inc. (a)	2,400	(85,752)
Jack in the Box, Inc.	900	(50,454)
Las Vegas Sands Corp. (a)	29,300	(984,187)
Liberty Media Corp-Liberty Braves, Class C	600	(14,400)
Life Time Group Holdings, Inc. (a)	9,000	(115,920)
Live Nation Entertainment, Inc. (a),(c)	6,050	(499,609)
Lottery.com, Inc. (a)	600	(672)
Madison Square Garden Entertainment Corp. (a)	3,500	(184,170)
Madison Square Garden Sports Corp. (a)	1,000	(151,000)
Marriott International, Inc., Class A	400	(54,404)
Marriott Vacations Worldwide Corp.	1,600	(185,920)
OneSpaWorld Holdings Ltd. (a)	5,500	(39,435)
Penn National Gaming, Inc. (a)	11,300	(343,746)
Potbelly Corp. (a)	500	(2,825)
Regis Corp. (a)	2,100	(2,268)
Rent the Runway, Inc., Class A (a)	1,900	(5,833)
Rent-A-Center, Inc.	200	(3,890)
Royal Caribbean Cruises Ltd. (a)	29,600	(1,033,336)
Six Flags Entertainment Corp. (a)	7,800	(169,260)
Starbucks Corp.	300	(22,917)
Super League Gaming, Inc. (a)	3,755	(3,830)
Udemy, Inc. (a)	4,700	(47,987)

		(7,549,030)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Consumer Staple Products — (0.2)%
22nd Century Group, Inc. (a)	800	$(1,704)
Alkaline Water Co., Inc. (The) (a)	21,400	(8,410)
Beachbody Co., Inc. (The) (a)	24,100	(28,920)
Benson Hill, Inc. (a)	14,200	(38,908)
Blue Star Foods Corp. (a)	1,100	(1,353)
Boston Beer Co., Inc., Class A (a)	700	(212,079)
BRC, Inc. (a)	300	(2,448)
Celsius Holdings, Inc. (a)	16,500	(1,076,790)
Central Garden & Pet Co., Class A (a)	1,800	(72,018)
Clever Leaves Holdings, Inc. (a)	9,400	(9,174)
Constellation Brands, Inc., Class A	10,900	(2,540,354)
Coty, Inc., Class A (a)	28,600	(229,086)
Cronos Group, Inc. (a)	100	(282)
Darling Ingredients, Inc. (a)	1,100	(65,780)
DavidsTea, Inc. (a)	700	(1,211)
Dole plc	9,900	(83,754)
Eastside Distilling, Inc. (a)	1,400	(966)
Energizer Holdings, Inc.	8,900	(252,315)
Estee Lauder Cos., Inc. (The), Class A	3,000	(764,010)
Farmer Bros Co. (a)	199	(933)
Flora Growth Corp. (a)	19,100	(11,651)
Fresh Vine Wine, Inc. (a)	200	(372)
FSD Pharma, Inc., Class B (a)	2,400	(1,896)
General Mills, Inc.	100	(7,545)
Greenlane Holdings, Inc., Class A (a)	33,100	(6,501)
Grove, Inc. (a)	1,500	(6,300)
Helen of Troy Ltd. (a)	1,700	(276,097)
Herbalife Nutrition Ltd. (a)	5,300	(108,385)
High Tide, Inc. (a)	1,100	(2,178)
IM Cannabis Corp. (a)	4,100	(2,617)
J & J Snack Foods Corp.	200	(27,932)
John B Sanfilippo & Son, Inc.	100	(7,249)
Keurig Dr. Pepper, Inc.	2,000	(70,780)
Krispy Kreme, Inc.	12,400	(168,640)
Lamb Weston Holdings, Inc.	2,200	(157,212)
Leafly Holdings, Inc. (a)	200	(900)
Monster Beverage Corp. (a)	16,600	(1,538,820)
National Beverage Corp.	100	(4,894)
NewAge, Inc. (a)	26,600	(5,958)
Nu Skin Enterprises, Inc.	2,000	(86,600)
Nuzee, Inc. (a)	400	(404)
Organigram Holdings, Inc. (a)	5,300	(4,861)
Pilgrim’s Pride Corp. (a)	400	(12,492)
Post Holdings, Inc. (a)	2,800	(230,580)
Primo Water Corp.	5,000	(66,900)
Reed’s, Inc. (a)	3,900	(608)
Reynolds Consumer Products, Inc.	1,600	(43,632)
RiceBran Technologies (a)	400	(268)
S&W Seed Co. (a)	100	(101)
Seneca Foods Corp., Class A (a)	100	(5,554)
Simply Good Foods Co. (The) (a)	2,900	(109,533)
Smart For Life, Inc. (a)	8,500	(4,546)
Spectrum Brands Holdings, Inc.	5,700	(467,514)
Splash Beverage Group, Inc. (a)	2,900	(8,671)
Stryve Foods, Inc., Class A (a)	3,200	(2,819)
Tattooed Chef, Inc. (a)	4,400	(27,720)
Tilray, Inc., Class 2 (a)	189,100	(589,992)
TreeHouse Foods, Inc. (a)	4,200	(175,644)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Tyson Foods, Inc., Class A	100	$(8,606)
Utz Brands, Inc.	8,100	(111,942)
Very Good Food Co. Inc. (a)	2,200	(519)
Village Farms International, Inc. (a)	8,900	(23,229)
Vintage Wine Estates, Inc. (a)	500	(3,930)
Vita Coco Co., Inc. (The) (a)	5,100	(49,929)
Whole Earth Brands, Inc. (a)	2,100	(13,020)
Zevia PBC, Class A (a)	1,900	(5,339)

		(9,851,375)

Distributors - Consumer Staples — (0.0)%
Kaival Brands Innovations Group, Inc. (a)	3,318	(5,242)

Financial Services — (0.4)%
AG Mortgage Investment Trust, Inc.	2,500	(16,875)
AGNC Investment Corp.	83,200	(921,024)
Alliance Data Systems Corp.	7,600	(281,656)
Ally Financial, Inc.	2,100	(70,371)
Altisource Portfolio Solutions SA (a)	600	(6,444)
Ameriprise Financial, Inc.	100	(23,768)
Annaly Capital Management, Inc.	550,700	(3,254,637)
Apollo Commercial Real Estate Finance, Inc.	300	(3,132)
Apollo Global Management, Inc.	46,700	(2,264,016)
Arbor Realty Trust, Inc.	3,700	(48,507)
Ares Management Corp.	300	(17,058)
ARMOUR Residential REIT, Inc.	39,200	(275,968)
Artisan Partners Asset Management, Inc., Class A	1,000	(35,570)
BitNile Holdings, Inc. (a)	94,800	(25,169)
Blackstone Mortgage Trust, Inc., Class A	800	(22,136)
Blue Owl Capital, Inc.	26,700	(267,801)
Brookfield Asset Management, Inc., Class A	35,067	(1,559,430)
Burford Capital Ltd.	400	(4,036)
Cannae Holdings, Inc. (a)	5,700	(110,238)
Chimera Investment Corp.	6,900	(60,858)
Cohen & Co., Inc.	200	(2,152)
Columbia Financial, Inc. (a)	600	(13,086)
Credit Suisse Group AG, ADR (a)	100	(567)
Cryptyde, Inc. (a)	5,170	(10,495)
Cuentas, Inc. (a)	1,900	(1,190)
Curo Group Holdings Corp.	200	(1,106)
Discover Financial Services	9,200	(870,136)
Doma Holdings, Inc. (a)	8,200	(8,446)
Ecoark Holdings, Inc. (a)	200	(524)
Entasis Therapeutics Holdings, Inc. (a)	200	(440)
Evercore, Inc.	200	(18,722)
Federal Agricultural Mortgage Corp., Class C	200	(19,530)
Federated Investors, Inc.	2,200	(69,938)
Finance Of America Cos., Inc., Class A (a)	6,900	(10,833)
Franklin BSP Realty Trust, Inc.	400	(5,392)
GCM Grosvenor, Inc., Class A	200	(1,370)
Goldman Sachs Group, Inc.	100	(29,702)
Greenpro Capital Corp. (a)	8,400	(1,799)
Home Point Capital, Inc.	1,100	(4,312)
Invesco Mortgage Capital, Inc.	12,520	(183,794)
KKR & Co., Inc.	9,300	(430,497)
loanDepot, Inc., Class A	10,400	(14,976)
LPL Financial Holdings, Inc.	7,200	(1,328,256)
MFA Financial, Inc.	1,025	(11,019)
Moelis & Co., Class A	2,100	(82,635)
Mogo, Inc. (a)	11,700	(10,056)
Morgan Stanley	9,000	(684,540)
Mr. Cooper Group, Inc. (a)	2,800	(102,872)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
MSP Recovery, Inc. (a)	200	$(428)
Navient Corp.	3,300	(46,167)
Nelnet, Inc., Class A	700	(59,675)
NerdWallet, Inc., Class A (a)	2,300	(18,239)
New York Mortgage Trust, Inc.	8,100	(22,356)
OMNIQ Corp. (a)	100	(550)
OppFi, Inc. (a)	2,600	(8,554)
Orchid Island Capital, Inc.	52,100	(148,485)
P10, Inc., Class A	2,500	(27,800)
Patria Investments Ltd., Class A	3,700	(48,914)
PennyMac Financial Services, Inc.	7,300	(319,083)
PennyMac Mortgage Investment Trust	25,700	(355,431)
Perella Weinberg Partners	800	(4,664)
Performant Financial Corp. (a)	800	(2,104)
Ready Capital Corp.	2,300	(27,416)
Redwood Trust, Inc.	1,100	(8,481)
Reliance Global Group, Inc. (a)	900	(1,881)
Robinhood Markets, Inc., Class A (a)	258,900	(2,128,158)
SEI Investments Co.	2,400	(129,648)
SLM Corp.	16,100	(256,634)
SoFi Technologies, Inc. (a)	95,000	(500,650)
Starwood Property Trust, Inc.	1,700	(35,513)
StepStone Group, Inc., Class A	300	(7,809)
Sunlight Financial Holdings, Inc. (a)	4,200	(12,390)
Two Harbors Investment Corp.	19,400	(96,612)
Upstart Holdings, Inc. (a)	31,000	(980,220)
Urstadt Biddle Properties, Inc., Class A	100	(1,620)
US Global Investors, Inc., Class A	1,100	(4,818)
UWM Holdings Corp.	23,700	(83,898)
Walker & Dunlop, Inc.	700	(67,438)
Western Asset Mortgage Capital Corp.	2,300	(2,783)
World Acceptance Corp. (a)	100	(11,224)

		(18,606,722)

Health Care — (0.5)%
10X Genomics, Inc., Class A (a)	3,600	(162,900)
180 Life Sciences Corp. (a)	9,200	(7,803)
2seventy bio, Inc. (a)	7,200	(95,040)
9 Meters Biopharma, Inc. (a)	1,800	(469)
Aadi Bioscience, Inc. (a)	600	(7,392)
AbbVie, Inc.	2,100	(321,636)
Abeona Therapeutics, Inc. (a)	10,700	(2,226)
ABVC BioPharma, Inc. (a)	1,000	(1,060)
Acadia Healthcare Co., Inc. (a)	100	(6,763)
Acasti Pharma, Inc. (a)	3,325	(2,872)
AcelRx Pharmaceuticals, Inc. (a)	4,100	(1,002)
Acer Therapeutics, Inc. (a)	500	(630)
Aclaris Therapeutics, Inc. (a)	200	(2,792)
Acumen Pharmaceuticals, Inc. (a)	2,100	(9,870)
Acurx Pharmaceuticals, Inc. (a)	300	(1,137)
Acutus Medical, Inc. (a)	6,000	(6,720)
Adagio Therapeutics, Inc. (a)	22,800	(74,784)
Adamis Pharmaceuticals Corp. (a)	18,385	(9,211)
AdaptHealth Corp. (a)	17,100	(308,484)
Adaptimmune Therapeutics plc, ADR (a)	5,300	(9,010)
Adial Pharmaceuticals, Inc. (a)	2,400	(3,216)
Aditxt, Inc. (a)	11,000	(1,574)
ADMA Biologics, Inc. (a)	36,300	(71,874)
Aerovate Therapeutics, Inc. (a)	600	(9,378)
Aeterna Zentaris, Inc. (a)	14,024	(2,761)
Agenus, Inc. (a)	1,100	(2,134)
AgeX Therapeutics, Inc. (a)	1,000	(576)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Agile Therapeutics, Inc. (a)	1,677	$(1,954)
Agilent Technologies, Inc.	964	(114,494)
Agiliti, Inc. (a)	2,800	(57,428)
agilon health, Inc. (a)	32,600	(711,658)
Agios Pharmaceuticals, Inc. (a)	4,500	(99,765)
AIkido Pharma, Inc. (a)	70	(412)
Akebia Therapeutics, Inc. (a)	12,300	(4,343)
Akouos, Inc. (a)	900	(4,221)
Akoya Biosciences, Inc. (a)	900	(11,565)
Allena Pharmaceuticals, Inc. (a)	40,900	(7,812)
Alpha Pro Tech Ltd. (a)	2,800	(12,488)
Alpha Teknova, Inc. (a)	600	(5,040)
Alzamend Neuro, Inc. (a)	11,479	(9,922)
American Well Corp., Class A (a)	1,500	(6,480)
Amylyx Pharmaceuticals, Inc. (a)	12,500	(240,750)
Apellis Pharmaceuticals, Inc. (a)	2,000	(90,440)
Applied Genetic Technologies Corp. (a)	200	(154)
Aptevo Therapeutics, Inc. (a)	1,900	(6,802)
Apyx Medical Corp. (a)	3,600	(21,096)
Arbutus Biopharma Corp. (a)	600	(1,626)
Arcturus Therapeutics Holdings, Inc. (a)	1,400	(22,036)
Ardelyx, Inc. (a)	48,200	(28,433)
Aridis Pharmaceuticals, Inc. (a)	1,500	(1,650)
Asensus Surgical, Inc. (a)	11,630	(4,630)
Aspira Women’s Health, Inc. (a)	100	(59)
Assertio Holdings, Inc. (a)	11,950	(35,253)
Atara Biotherapeutics, Inc. (a)	3,200	(24,928)
Athenex, Inc. (a)	18,000	(7,369)
Athersys, Inc. (a)	4,300	(1,118)
ATI Physical Therapy, Inc. (a)	9,400	(13,254)
Atossa Therapeutics, Inc. (a)	1,500	(1,635)
Atreca, Inc., Class A (a)	1,500	(2,685)
Aura Biosciences, Inc. (a)	100	(1,417)
Aurinia Pharmaceuticals, Inc. (a)	27,400	(275,370)
Avalon GloboCare Corp. (a)	2,118	(1,006)
Avantor, Inc. (a)	200	(6,220)
Aveanna Healthcare Holdings, Inc. (a)	5,800	(13,108)
AVEO Pharmaceuticals, Inc. (a)	2,500	(16,400)
Avidity Biosciences, Inc. (a)	100	(1,453)
Avinger, Inc. (a)	1,897	(2,770)
Axsome Therapeutics, Inc. (a)	1,500	(57,450)
Aytu BioPharma, Inc. (a)	7,824	(5,399)
Baudax Bio, Inc. (a)	2,996	(2,532)
Bausch Health Cos., Inc. (a)	3,700	(30,932)
Bellerophon Therapeutics, Inc. (a)	100	(123)
Bellicum Pharmaceuticals, Inc. (a)	770	(909)
BELLUS Health, Inc. (a)	200	(1,848)
Better Choice Co., Inc. (a)	600	(1,320)
Beyondspring, Inc. (a)	1,100	(1,584)
Bio-Path Holdings, Inc. (a)	700	(2,709)
BioCardia, Inc. (a)	400	(592)
Biocept, Inc. (a)	2,310	(2,171)
Biolase, Inc. (a)	976	(4,470)
Biomerica, Inc. (a)	600	(1,734)
BioNano Genomics, Inc. (a)	94,200	(129,996)
BioSig Technologies, Inc. (a)	4,500	(2,961)
Biotricity, Inc. (a)	2,100	(3,717)
Bioventus, Inc., Class A (a)	1,100	(7,502)
BioVie, Inc. (a)	400	(580)
Blueprint Medicines Corp. (a)	400	(20,204)
Brainstorm Cell Therapeutics, Inc (a)	1,300	(3,588)
BriaCell Therapeutics Corp. (a)	4,900	(28,273)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Brickell Biotech, Inc. (a)	45,300	$(5,708)
Bridgebio Pharma, Inc. (a)	200	(1,816)
Bright Health Group, Inc. (a)	1,200	(2,184)
Bruker Corp. (c)	357	(22,405)
Butterfly Network, Inc. (a)	2,400	(7,368)
Capricor Therapeutics, Inc. (a)	2,800	(9,772)
Cardiol Therapeutics, Inc., Class A (a)	5,300	(6,996)
CareMax, Inc. (a)	2,100	(7,623)
Caribou Biosciences, Inc. (a)	800	(4,344)
CASI Pharmaceuticals, Inc. (a)	730	(2,088)
Catalent, Inc. (a)	8,600	(922,694)
Catalyst Biosciences, Inc. (a)	11,900	(21,182)
cbdMD, Inc. (a)	6,100	(2,685)
CEL-SCI Corp. (a)	3,100	(13,950)
Centene Corp. (a)	46,500	(3,934,365)
Centessa Pharmaceuticals plc, ADR (a)	2,800	(13,636)
Century Therapeutics, Inc. (a)	1,300	(10,920)
Cerevel Therapeutics Holdings, Inc. (a)	1,500	(39,660)
Certara, Inc. (a)	2,700	(57,942)
Check Cap Ltd. (a)	14,100	(4,357)
Chembio Diagnostics, Inc. (a)	5,240	(3,406)
China Pharma Holdings, Inc. (a)	3,800	(815)
CinCor Pharma, Inc. (a)	300	(5,652)
Citius Pharmaceuticals, Inc. (a)	300	(276)
Clarus Therapeutics Holdings, Inc. (a)	19,700	(7,527)
ClearPoint Neuro, Inc. (a)	500	(6,525)
Clene, Inc. (a)	2,100	(5,292)
Clovis Oncology, Inc. (a)	50,300	(90,540)
Co-Diagnostics, Inc. (a)	8,500	(47,685)
Codex DNA, Inc. (a)	2,400	(4,320)
Codiak Biosciences, Inc. (a)	1,500	(4,320)
Cogent Biosciences, Inc. (a)	3,600	(32,472)
Collegium Pharmaceutical, Inc. (a)	600	(10,632)
Conformis, Inc. (a)	12,700	(4,493)
Contra Aerpio Pharmaceuticals (d)	400	0
ContraFect Corp. (a)	1,700	(5,219)
Corbus Pharmaceuticals Holdings, Inc. (a)	5,300	(1,337)
Covetrus, Inc. (a)	200	(4,150)
Cue Health, Inc. (a)	3,100	(9,920)
Cytek Biosciences, Inc. (a)	400	(4,292)
Danaher Corp. (c)	2,277	(577,265)
Dare Bioscience, Inc. (a)	30,700	(37,761)
DaVita, Inc. (a)	100	(7,996)
Day One Biopharmaceuticals, Inc. (a)	500	(8,950)
Design Therapeutics, Inc. (a)	2,600	(36,400)
DICE Therapeutics, Inc. (a)	3,200	(49,664)
Diffusion Pharmaceuticals, Inc. (a)	20	(132)
DocGo, Inc. (a)	800	(5,712)
Dyadic International, Inc. (a)	900	(2,745)
Eagle Pharmaceuticals, Inc. (a)	1,200	(53,316)
Eargo, Inc. (a)	8,800	(6,617)
Edesa Biotech, Inc. (a)	1,200	(1,920)
Edgewise Therapeutics, Inc. (a)	700	(5,572)
Elanco Animal Health, Inc. (a)	1,800	(35,334)
Eli Lilly & Co.	200	(64,846)
Eliem Therapeutics, Inc. (a)	200	(604)
Embecta Corp. (a)	4,300	(108,876)
ENDRA Life Sciences, Inc. (a)	16,800	(3,918)
Entrada Therapeutics, Inc. (a)	1,100	(13,398)
Enveric Biosciences, Inc. (a)	19,975	(4,281)
Enzo Biochem, Inc. (a)	400	(828)
Epizyme, Inc. (a)	7,399	(10,877)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
EQRx, Inc. (a)	26,800	$(125,692)
Equillium, Inc. (a)	700	(1,428)
Eton Pharmaceuticals, Inc. (a)	2,100	(5,502)
Evofem Biosciences, Inc. (a)	13,366	(15,104)
Evoke Pharm, Inc. (a)	1,008	(3,266)
Exact Sciences Corp. (a)	1,600	(63,024)
Exicure, Inc. (a)	650	(1,404)
Eyenovia, Inc. (a)	200	(390)
F-star Therapeutics, Inc. (a)	2,700	(16,902)
Fennec Pharmaceuticals, Inc. (a)	700	(3,955)
Finch Therapeutics Group, Inc. (a)	400	(1,136)
First Wave BioPharma, Inc. (a)	6,080	(1,216)
Fluidigm Corp. (a)	7,700	(12,320)
Foghorn Therapeutics, Inc. (a)	700	(9,520)
Fortress Biotech, Inc. (a)	4,300	(3,612)
Frequency Therapeutics, Inc. (a)	200	(300)
Fulgent Genetics, Inc. (a)	6,300	(343,539)
Galectin Therapeutics, Inc. (a)	1,000	(1,310)
GBS, Inc. (a)	3,800	(2,516)
Gemini Therapeutics, Inc. (a)	2,700	(4,563)
Genprex, Inc. (a)	3,700	(5,143)
Geron Corp. (a)	26,700	(41,385)
Ginkgo Bioworks Holdings, Inc. (a)	130,800	(311,304)
Glaukos Corp. (a)	500	(22,710)
GT Biopharma, Inc. (a)	1,700	(5,083)
Guardion Health Sciences, Inc. (a)	23,300	(3,369)
HCA Healthcare, Inc.	4,400	(739,464)
HCW Biologics, Inc. (a)	300	(660)
HeartBeam, Inc. (a)	500	(645)
Hepion Pharmaceuticals, Inc. (a)	5,900	(3,378)
Heron Therapeutics, Inc. (a)	22,100	(61,659)
Hillstream Biopharma, Inc. (a)	400	(312)
Histogen, Inc. (a)	545	(1,253)
Homology Medicines, Inc. (a)	2,500	(4,925)
Hookipa Pharma, Inc. (a)	10,300	(16,789)
Horizon Therapeutics plc (a)	2,900	(231,304)
HTG Molecular Diagnostics, Inc. (a)	4,133	(4,257)
Humacyte, Inc. (a)	4,200	(13,482)
Humanigen, Inc. (a)	24,000	(42,480)
Hyperfine, Inc. (a)	600	(1,338)
iBio, Inc. (a)	54,400	(14,362)
Icosavax, Inc. (a)	1,600	(9,168)
Idera Pharmaceuticals, Inc. (a)	2,400	(1,102)
Ikena Oncology, Inc. (a)	1,800	(7,974)
Imago Biosciences, Inc. (a)	1,200	(16,068)
ImmunityBio, Inc. (a)	26,500	(98,580)
ImmunoPrecise Antibodies Ltd. (a)	600	(2,316)
IMV, Inc. (a)	2,100	(1,374)
Inari Medical, Inc. (a)	400	(27,196)
Indaptus Therapeutics, Inc. (a)	1,700	(4,437)
Inhibikase Therapeutics, Inc. (a)	1,700	(1,262)
Inmune Bio, Inc. (a)	3,000	(26,520)
Innovage Holding Corp. (a)	2,800	(12,264)
Inspire Medical Systems, Inc. (a)	1,500	(274,005)
Instil Bio, Inc. (a)	3,700	(17,094)
Insulet Corp. (a)	4,300	(937,142)
INVO BioScience, Inc. (a)	500	(330)
iRhythm Technologies, Inc. (a)	2,300	(248,469)
IsoPlexis Corp. (a)	1,500	(3,240)
IsoRay, Inc. (a)	100	(31)
Iterum Therapeutics plc (a)	35,400	(7,087)
Jaguar Health, Inc. (a)	29,566	(8,692)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Janux Therapeutics, Inc. (a)	1,100	$(13,431)
Jupiter Wellness, Inc. (a)	3,800	(2,754)
Kala Pharmaceuticals, Inc. (a)	27,500	(8,250)
KemPharm, Inc. (a)	1,000	(4,460)
Keros Therapeutics, Inc. (a)	100	(2,763)
Kiniksa Pharmaceuticals Ltd., Class A (a)	3,500	(33,915)
Kinnate Biopharma, Inc. (a)	300	(3,783)
Kiora Pharmaceuticals, Inc. (a)	100	(47)
Krystal Biotech, Inc. (a)	1,600	(105,056)
Laboratory Corp. of America Holdings	400	(93,744)
Legend Biotech Corp., ADR (a)	3,700	(203,500)
Lexaria Bioscience Corp. (a)	1,000	(2,980)
Lexicon Pharmaceuticals, Inc. (a)	8,700	(16,182)
LianBio, ADR (a)	3,600	(7,776)
LifeStance Health Group, Inc. (a)	14,500	(80,620)
Liminal BioSciences, Inc. (a)	1,400	(700)
Lixte Biotechnology Holdings, Inc. (a)	800	(612)
Longboard Pharmaceuticals, Inc. (a)	100	(309)
Lucid Diagnostics, Inc. (a)	2,700	(6,102)
Lucira Health, Inc. (a)	2,500	(4,650)
Lyell Immunopharma, Inc. (a)	4,500	(29,340)
Marpai, Inc., Class A (a)	1,500	(1,451)
Matinas BioPharma Holdings, Inc. (a)	11,900	(9,401)
MaxCyte, Inc. (a)	100	(473)
MediciNova, Inc. (a)	900	(2,277)
MEDNAX, Inc. (a)	1,100	(23,111)
Metacrine, Inc. (a)	14,900	(7,449)
Microbot Medical, Inc. (a)	400	(2,052)
Milestone Scientific, Inc. (a)	3,100	(2,838)
Minerva Neurosciences, Inc. (a)	337	(1,115)
Moderna, Inc. (a)	23,800	(3,399,830)
ModivCare, Inc. (a)	500	(42,250)
Moleculin Biotech, Inc. (a)	1,500	(2,175)
Monte Rosa Therapeutics, Inc. (a)	2,100	(20,307)
Motus GI Holdings, Inc. (a)	12,600	(3,548)
MyMD Pharmaceuticals, Inc. (a)	1,300	(2,821)
Myovant Sciences Ltd. (a)	3,100	(38,533)
Myriad Genetics, Inc. (a)	4,000	(72,680)
Nabriva Therapeutics plc (a)	12,000	(2,184)
NanoVibronix, Inc. (a)	5,600	(3,445)
Nautilus Biotechnology, Inc. (a)	4,700	(12,643)
Nemaura Medical, Inc. (a)	200	(516)
Neovasc, Inc. (a)	216	(1,318)
Neptune Wellness Solutions, Inc. (a)	720	(1,008)
Neurobo Pharmaceuticals, Inc. (a)	2,600	(1,226)
Neurobo Pharmaceuticals, Inc. (d)	92	(29)
NeuroPace, Inc. (a)	600	(2,970)
Novavax, Inc. (a)	29,600	(1,522,328)
NRX Pharmaceuticals, Inc. (a)	2,100	(1,260)
Nuvalent, Inc., Class A (a)	1,600	(21,696)
Nymox Pharmaceutical Corp. (a)	1,700	(739)
Oak Street Health, Inc. (a)	16,700	(274,548)
Ocugen, Inc. (a)	81,900	(185,913)
Omnicell, Inc. (a)	500	(56,875)
Oncocyte Corp. (a)	8,700	(7,827)
OpGen, Inc. (a)	4,900	(2,673)
Optinose, Inc. (a)	2,800	(10,248)
Option Care Health, Inc. (a)	1,500	(41,685)
Oragenics, Inc. (a)	12,319	(4,270)
OraSure Technologies, Inc. (a)	2,300	(6,233)
Organon & Co.	16,300	(550,125)
Orgenesis, Inc. (a)	700	(1,694)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
OrthoPediatrics Corp. (a)	1,000	$(43,150)
Ovid therapeutics, Inc. (a)	3,600	(7,740)
Owens & Minor, Inc.	9,800	(308,210)
Owlet, Inc. (a)	300	(510)
Oyster Point Pharma, Inc. (a)	2,100	(9,093)
Pacira BioSciences, Inc. (a)	100	(5,830)
Palatin Technologies, Inc. (a)	18,800	(5,275)
Panbela Therapeutics, Inc. (a)	100	(66)
Paragon 28, Inc. (a)	2,200	(34,914)
Pardes Biosciences, Inc. (a)	3,800	(11,666)
Pasithea Therapeutics Corp. (a)	1,500	(1,515)
Patterson Cos., Inc.	300	(9,090)
PAVmed, Inc. (a)	1,400	(1,309)
PDL BioPharma, Inc. (a),(d)	4,500	(11,115)
PerkinElmer, Inc.	3,000	(426,660)
Petros Pharmaceuticals, Inc. (a)	100	(82)
PharmaCyte Biotech, Inc. (a)	7,500	(16,950)
PhaseBio Pharmaceuticals, Inc. (a)	11,900	(7,139)
Pieris Pharmaceuticals, Inc. (a)	100	(187)
Pluristem Therapeutics, Inc. (a)	3,200	(3,936)
PMV Pharmaceuticals, Inc. (a)	300	(4,275)
Point Biopharma Global, Inc. (a)	900	(6,129)
PolarityTE, Inc. (a)	916	(1,328)
Poseida Therapeutics, Inc. (a)	2,200	(5,676)
Predictive Oncology, Inc. (a)	4,700	(1,927)
PROCEPT BioRobotics Corp. (a)	300	(9,807)
Profound Medical Corp. (a)	400	(2,916)
Progenity, Inc. (a)	67,400	(47,180)
Protalix BioTherapeutics, Inc. (a)	6,700	(7,303)
Provention Bio, Inc. (a)	100	(400)
PTC Therapeutics, Inc. (a)	300	(12,018)
Qualigen Therapeutics, Inc. (a)	8,700	(4,956)
Quantum-Si, Inc. (a)	11,500	(26,680)
QuidelOrtho Corp. (a)	4,256	(413,598)
Rallybio Corp. (a)	200	(1,510)
Rapid Micro Biosystems, Inc., Class A (a)	600	(2,580)
Reata Pharmaceuticals, Inc., Class A (a)	100	(3,039)
Recro Pharma, Inc. (a)	600	(477)
Recursion Pharmaceuticals, Inc., Class A (a)	1,300	(10,582)
Relay Therapeutics, Inc. (a)	600	(10,050)
RenovoRx, Inc. (a)	100	(198)
Repro-Med Systems, Inc. (a)	400	(1,012)
ReShape Lifesciences, Inc. (a)	2,100	(1,211)
ResMed, Inc.	1,100	(230,593)
Retractable Technologies, Inc. (a)	3,400	(13,022)
Reviva Pharmaceuticals Holdings, Inc. (a)	1,300	(1,430)
Rhythm Pharmaceuticals, Inc. (a)	600	(2,490)
Rockwell Medical, Inc. (a)	1,036	(1,336)
SAB Biotherapeutics, Inc. (a)	1,800	(2,610)
Sanara Medtech, Inc. (a)	100	(2,086)
Scholar Rock Holding Corp. (a)	700	(3,843)
SCYNEXIS, Inc. (a)	1,800	(3,348)
Seagen, Inc. (a)	9,300	(1,645,542)
Second Sight Medical Products, Inc. (a)	8,600	(17,458)
Seer, Inc. (a)	3,000	(26,850)
Select Medical Holdings Corp.	500	(11,810)
SELLAS Life Sciences Group, Inc. (a)	2,467	(5,501)
Senseonics Holdings, Inc. (a)	116,100	(119,583)
Sesen Bio, Inc. (a)	44,068	(35,713)
Shockwave Medical, Inc. (a)	1,600	(305,872)
Silk Road Medical, Inc. (a)	200	(7,278)
SmileDirectClub, Inc. (a)	35,700	(37,128)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Soligenix, Inc. (a)	2,900	$(1,740)
Sonendo, Inc. (a)	1,600	(2,752)
Sorrento Therapeutics, Inc. (a)	79,100	(158,991)
Sotera Health Co. (a)	7,400	(144,966)
Spectrum Pharmaceuticals, Inc. (a)	900	(702)
Spruce Biosciences, Inc. (a)	3,400	(5,916)
Statera Biopharma, Inc. (a)	2,100	(598)
STERIS plc	900	(185,535)
Summit Therapeutics, Inc. (a)	400	(400)
Sundial Growers, Inc. (a)	906,300	(295,544)
Surgalign Holdings, Inc. (a)	140	(477)
Surgery Partners, Inc. (a)	1,400	(40,488)
Synaptogenix, Inc. (a)	1,300	(6,578)
Synthetic Biologics, Inc. (a)	3,600	(768)
Syros Pharmaceuticals, Inc. (a)	1,200	(1,155)
T2 Biosystems, Inc. (a)	21,500	(3,472)
Talaris Therapeutics, Inc. (a)	200	(902)
Tango Therapeutics, Inc. (a)	2,200	(9,966)
Taro Pharmaceutical Industries Ltd. (a)	100	(3,616)
Tempest Therapeutics, Inc. (a)	900	(1,913)
Tenax Therapeutics, Inc. (a)	800	(240)
Tenaya Therapeutics, Inc. (a)	1,700	(9,571)
Tenet Healthcare Corp. (a)	1,800	(94,608)
TFF Pharmaceuticals, Inc. (a)	1,000	(5,650)
TherapeuticsMD, Inc. (a)	3,330	(33,134)
Theratechnologies, Inc. (a)	100	(227)
ThermoGenesis Holdings, Inc. (a)	400	(110)
Theseus Pharmaceuticals, Inc. (a)	500	(2,765)
Thorne HealthTech, Inc. (a)	1,400	(6,776)
Titan Medical, Inc. (a)	4,900	(2,487)
Titan Pharmaceuticals, Inc. (a)	700	(391)
Tivic Health Systems, Inc. (a)	1,300	(2,535)
Tonix Pharmaceuticals Holding Corp. (a)	1,665	(2,631)
TransMedics Group, Inc. (a)	400	(12,580)
Treace Medical Concepts, Inc., Class C (a)	3,300	(47,322)
Turning Point Therapeutics, Inc. (a)	400	(30,100)
Tyra Biosciences, Inc. (a)	1,000	(7,150)
Unicycive Therapeutics, Inc. (a)	1,000	(830)
UnitedHealth Group, Inc.	600	(308,178)
Universal Health Services, Inc., Class B	1,900	(191,349)
UpHealth, Inc. (a)	9,100	(5,392)
UroGen Pharma Ltd. (a)	900	(7,371)
Vaccinex, Inc. (a)	2,700	(2,916)
Vallon Pharmaceuticals, Inc. (a)	200	(128)
Vaxart, Inc. (a)	19,500	(68,250)
Ventyx Biosciences, Inc. (a)	400	(4,892)
Veracyte, Inc. (a)	2,900	(57,710)
Veru, Inc. (a)	1,600	(18,080)
Vicarious Surgical, Inc. (a)	1,200	(3,528)
Viemed Healthcare, Inc. (a)	1,100	(5,918)
Vir Biotechnology, Inc. (a)	16,600	(422,802)
Viracta Therapeutics, Inc. (a)	100	(388)
Virpax Pharmaceuticals, Inc. (a)	2,600	(4,368)
VistaGen Therapeutics, Inc. (a)	2,104	(1,852)
Vivos Therapeutics, Inc. (a)	1,900	(2,451)
VolitionRX Ltd. (a)	1,700	(3,485)
Vor BioPharma, Inc. (a)	1,500	(7,455)
Voyager Therapeutics, Inc. (a)	6,000	(35,460)
vTv Therapeutics, Inc., Class A (a)	4,459	(3,344)
Vyant Bio, Inc. (a)	2,600	(2,366)
VYNE Therapeutics, Inc. (a)	9,600	(3,733)
Waters Corp. (a)	1,013	(335,283)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
WaVe Life Sciences Ltd. (a)	4,000	$(13,000)
Werewolf Therapeutics, Inc. (a)	2,100	(8,589)
X4 Pharmaceuticals, Inc. (a)	3,000	(2,895)
Xtant Medical Holdings, Inc. (a)	1,100	(571)
Y-mAbs Therapeutics, Inc. (a)	1,400	(21,182)
Yumanity Therapeutics, Inc. (a)	4,000	(7,280)
Zimvie, Inc. (a)	100	(1,601)
Zivo Bioscience, Inc. (a)	200	(784)
Zomedica Corp. (a)	279,900	(61,606)
Zynex, Inc.	1,400	(11,172)

		(27,197,569)

Health Care Facilities & Services — (0.0)%
Cano Health, Inc. (a)	400	(1,752)

Industrial Products — (0.6)%
Acuity Brands, Inc.	300	(46,212)
Advanced Energy Industries, Inc.	1,900	(138,662)
AeroVironment, Inc. (a)	1,000	(82,200)
AerSale Corp. (a)	100	(1,451)
AEye, Inc. (a)	11,800	(22,538)
AgEagle Aerial Systems, Inc. (a)	30,000	(19,383)
Agrify Corp. (a)	3,100	(6,107)
Alpine 4 Holdings, Inc. (a)	4,066	(2,885)
American Rebel Holdings, Inc. (a)	500	(399)
AMMO, Inc. (a)	29,200	(112,420)
Archer Aviation, Inc., Class A (a)	800	(2,464)
Astec Industries, Inc.	600	(24,468)
Astrotech Corp. (a)	3,900	(1,677)
Atkore, Inc. (a)	2,600	(215,826)
Berkshire Grey, Inc. (a)	4,600	(6,670)
Blink Charging Co. (a)	8,100	(133,893)
Blue Bird Corp. (a)	1,500	(13,815)
Boeing Co. (a)	88,000	(12,031,360)
Byrna Technologies, Inc. (a)	2,500	(21,475)
Cadre Holdings, Inc.	100	(1,967)
CAE, Inc. (a)	1,100	(27,082)
CEA Industries, Inc. (a)	2,900	(3,654)
Cemtrex, Inc. (a)	400	(116)
ChargePoint Holdings, Inc. (a)	200	(2,738)
Chart Industries, Inc. (a)	3,100	(518,878)
CIRCOR International, Inc. (a)	100	(1,559)
Deere & Co.	15,600	(4,671,732)
Eastman Kodak Co. (a)	13,400	(62,176)
Energous Corp. (a)	9,600	(9,600)
Enovis Corp. (a)	100	(5,500)
Evolv Technologies Holdings, Inc. (a)	3,600	(9,576)
FARO Technologies, Inc. (a)	200	(6,166)
FreightCar America, Inc. (a)	2,700	(9,828)
Fuel Tech, Inc. (a)	2,500	(3,100)
Generac Holdings, Inc. (a)	6,500	(1,368,770)
GrafTech International Ltd.	500	(3,535)
GreenPower Motor Co., Inc. (a)	2,600	(8,580)
Grom Social Enterprises, Inc. (a)	4,400	(1,793)
Hillenbrand, Inc.	1,200	(49,152)
Hillman Solutions Corp. (a)	11,100	(95,904)
Howmet Aerospace, Inc.	1,900	(59,755)
Hydrofarm Holdings Group, Inc. (a)	2,800	(9,744)
Hyzon Motors, Inc. (a)	25,000	(73,500)
Ichor Holdings Ltd. (a)	200	(5,196)
Ideal Power, Inc. (a)	700	(8,568)
Ingersoll Rand, Inc.	44,152	(1,857,916)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Janus International Group, Inc. (a)	100	$(903)
John Bean Technologies Corp.	900	(99,378)
Kelso Technologies, Inc. (a)	2,100	(660)
L3Harris Technologies, Inc.	6,300	(1,522,710)
Lion Electric Co. (The) (a)	2,200	(9,262)
Mechanical Technology, Inc. (a)	1,900	(7,733)
Meritor, Inc. (a)	5,900	(214,347)
Mirion Technologies, Inc. (a)	19,700	(113,472)
Momentus, Inc. (a)	11,900	(25,704)
Nikola Corp. (a)	9,100	(43,316)
Northrop Grumman Corp.	200	(95,714)
Novanta, Inc. (a)	400	(48,508)
Nuvve Holding Corp. (a)	1,900	(8,892)
Polar Power, Inc. (a)	600	(1,626)
Raytheon Technologies Corp.	35,200	(3,383,072)
RBC Bearings, Inc. (a)	400	(73,980)
Regal Beloit Corp.	1,700	(192,984)
Research Frontiers, Inc. (a)	900	(1,566)
Sensata Technologies Holding plc	2,000	(82,620)
SmartRent, Inc. (a)	9,200	(41,584)
Stanley Black & Decker, Inc.	4,700	(492,842)
Sypris Solutions, Inc. (a)	900	(2,088)
TAT Technologies Ltd. (a)	100	(577)
Teledyne Technologies, Inc. (a)	1,100	(412,621)
Terex Corp.	1,000	(27,370)
Toro Co. (The)	200	(15,158)
Toughbuilt Industries, Inc. (a)	1,627	(3,628)
TransDigm Group, Inc. (a)	100	(53,667)
Universal Security Instruments, Inc. (a)	600	(2,172)
Urban-Gro, Inc. (a)	1,800	(8,712)
Vertiv Holdings Co.	15,800	(129,876)
Virgin Orbit Holdings, Inc. (a)	2,200	(8,426)
VirTra, Inc. (a)	200	(984)
Volta, Inc. (a)	400	(520)
Vontier Corp.	5,400	(124,146)
Welbilt, Inc. (a)	31,000	(738,110)
Westinghouse Air Brake Technologies Corp.	300	(24,624)
Wrap Technologies, Inc. (a)	2,300	(4,278)
Xometry, Inc., Class A (a)	7,800	(264,654)
Xos, Inc. (a)	1,600	(2,944)

		(30,045,418)

Industrial Services — (0.2)%
ADT, Inc.	1,200	(7,380)
Alaska Air Group, Inc. (a)	8,900	(356,445)
Alexco Resource Corp. (a)	3,400	(1,358)
Alight, Inc., Class A (a)	23,100	(155,925)
AMERCO	200	(95,646)
AMN Healthcare Services, Inc. (a)	100	(10,971)
API Group Corp. (a)	7,000	(104,790)
Aramark	5,900	(180,717)
Arcosa, Inc.	2,300	(106,789)
Atlas Corp.	1,100	(11,781)
BrightView Holdings, Inc. (a)	700	(8,400)
Brink’s Co.	500	(30,355)
Canadian Pacific Railway Ltd.	36,330	(2,537,287)
Centrus Energy Corp., Class A (a)	1,300	(32,175)
ClearSign Technologies Corp. (a)	200	(242)
Core & Main, Inc., Class A (a)	4,900	(109,270)
Custom Truck One Source, Inc. (a)	300	(1,680)
Deluxe Corp.	400	(8,668)
Denison Mines Corp. (a)	198,900	(193,530)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Expeditors International of Washington, Inc.	1,900	$(185,174)
FedEx Corp.	2,800	(634,788)
GEE Group, Inc. (a)	10,100	(5,272)
GFL Environmental ,Inc.	500	(12,900)
H&R Block, Inc.	18,300	(646,356)
Healthcare Services Group, Inc.	1,200	(20,892)
INNOVATE Corp. (a)	42	(73)
Iveda Solutions, Inc. (a)	300	(396)
Kirby Corp. (a)	200	(12,168)
Knight-Swift Transportation Holdings, Inc.	1,100	(50,919)
Landstar System, Inc.	800	(116,336)
Latham Group, Inc. (a)	11,600	(80,388)
Li-Cycle Holdings Corp. (a)	1,800	(12,384)
MasTec, Inc. (a)	300	(21,498)
Matson, Inc.	3,400	(247,792)
Montrose Environmental Group, Inc. (a)	1,000	(33,760)
Nordic American Tankers Ltd.	100	(213)
NV5 Global, Inc. (a)	300	(35,022)
Old Dominion Freight Line, Inc.	600	(153,768)
Orbital Energy Group, Inc. (a)	17,100	(10,770)
Quanta Services, Inc.	11,500	(1,441,410)
Resideo Technologies, Inc. (a)	1,400	(27,188)
Robert Half International, Inc.	200	(14,978)
Rollins, Inc.	3,000	(104,760)
Schnitzer Steel Industries, Inc., Class A	300	(9,852)
Seanergy Maritime Holdings	20,200	(16,457)
Southwest Airlines Co. (a)	59,200	(2,138,304)
Sovos Brands, Inc. (a)	4,300	(68,241)
Sterling Check Corp. (a)	4,700	(76,657)
Sun Country Airlines Holdings, Inc. (a)	3,400	(62,356)
Team, Inc. (a)	3,700	(2,750)
Terminix Global Holdings, Inc. (a)	900	(36,585)
TFI International, Inc.	300	(24,084)
TOMI Environmental Solutions, Inc. (a)	1,100	(783)
TOP Ships, Inc. (a)	13,800	(5,233)
TopBuild Corp. (a)	600	(100,296)
TrueBlue, Inc. (a)	200	(3,580)
United Rentals, Inc. (a)	100	(24,291)
Vivint Smart Home, Inc. (a)	7,600	(26,448)
WESCO International, Inc. (a)	3,400	(364,140)
Wheels Up Experience, Inc. (a)	100	(195)
Willdan Group, Inc. (a)	600	(16,548)
ZipRecruiter, Inc., Class A (a)	200	(2,964)

		(10,802,378)

Insurance — (0.3)%
Aflac, Inc.	25,000	(1,383,250)
Ambac Financial Group, Inc. (a)	1,000	(11,350)
American Financial Group, Inc.	300	(41,643)
American International Group, Inc.	30,800	(1,574,804)
Arch Capital Group Ltd. (a)	1,100	(50,039)
Arthur J Gallagher & Co.	4,500	(733,680)
Assurant, Inc.	5,100	(881,535)
Assured Guaranty Ltd.	200	(11,158)
Atlantic American Corp.	200	(534)
Berkshire Hathaway, Inc., Class B (a)	22,500	(6,142,950)
Chubb Ltd.	5,000	(982,900)
Cincinnati Financial Corp.	1,900	(226,062)
Enstar Group Ltd. (a)	100	(21,398)
GoHealth, Inc., Class A (a)	12,200	(7,294)
Goosehead Insurance, Inc., Class A	500	(22,835)
Hagerty, Inc., Class A (a)	1,500	(17,235)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
James River Group Holdings Ltd.	100	$(2,478)
Kemper Corp.	500	(23,950)
Loews Corp.	3,000	(177,780)
Manulife Financial Corp.	800	(13,864)
Marsh & McLennan Cos., Inc.	400	(62,100)
MetLife, Inc.	10,100	(634,179)
MetroMile, Inc. (a)	1,400	(1,285)
Principal Financial Group, Inc.	7,700	(514,283)
ProAssurance Corp.	600	(14,178)
Progressive Corp. (The)	500	(58,135)
Prudential Financial, Inc.	14,900	(1,425,632)
Ryan Specialty Group Holdings, Inc., Class A (a)	1,900	(74,461)
Selective Insurance Group, Inc.	600	(52,164)
Selectquote, Inc. (a)	11,200	(27,776)
Sun Life Financial, Inc.	1,400	(64,134)
Willis Towers Watson plc	1,400	(276,346)

		(15,531,412)

Leisure Products — (0.0)%
Twin Vee PowerCats Co. (a)	200	(538)

Materials — (0.3)%
Advanced Drainage Systems, Inc.	6,100	(549,427)
Agnico Eagle Mines Ltd.	39	(1,785)
Almaden Minerals Ltd., Class B (a)	8,600	(1,923)
American Resources Corp. (a)	19,300	(27,985)
Americas Gold & Silver Corp. (a)	14,400	(9,913)
Arconic Corp. (a)	3,900	(109,395)
Ardagh Metal Packaging SA	18,900	(115,290)
Avery Dennison Corp.	400	(64,748)
Avient Corp.	1,700	(68,136)
Avino Silver & Gold Mines Ltd. (a)	8,800	(4,762)
Axalta Coating Systems Ltd. (a)	12,500	(276,375)
Ball Corp.	3,600	(247,572)
Berry Global Group, Inc. (a)	400	(21,856)
Cabot Corp.	900	(57,411)
Cameco Corp.	19,600	(411,992)
Cleveland-Cliffs, Inc. (a)	65,900	(1,012,883)
Commercial Metals Co.	1,500	(49,650)
Constellium SE (a)	3,400	(44,914)
Corteva, Inc.	9,600	(519,744)
CPS Technologies Corp. (a)	2,400	(7,296)
Crown Holdings, Inc.	4,200	(387,114)
Danimer Scientific, Inc. (a)	18,000	(82,080)
Diversey Holdings Ltd. (a)	10,800	(71,280)
EMX Royalty Corp. (a)	1,900	(3,515)
Encore Wire Corp.	2,500	(259,800)
Energy Fuels, Inc. (a)	55,200	(271,032)
Equinox Gold Corp. (a)	43,000	(190,920)
Ferroglobe plc (a)	2,300	(13,662)
First Majestic Silver Corp.	19,800	(142,164)
FMC Corp.	5,200	(556,452)
Freeport-McMoRan, Inc.	600	(17,556)
Galiano Gold, Inc. (a)	6,300	(2,533)
GCP Applied Technologies, Inc. (a)	11,900	(372,232)
Gold Royalty Corp.	600	(1,350)
Golden Minerals Co. (a)	4,700	(1,679)
Great Panther Mining Ltd. (a)	17,700	(2,184)
International Flavors & Fragrances, Inc.	7,500	(893,400)
International Paper Co.	2,600	(108,758)
International Tower Hill Mines Ltd. (a)	1,500	(765)
IT Tech Packaging, Inc. (a)	300	(36)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kaiser Aluminum Corp.	700	$(55,363)
Largo, Inc. (a)	200	(1,364)
Lightwave Logic, Inc. (a)	2,400	(15,696)
Louisiana-Pacific Corp.	6,500	(340,665)
MAG Silver Corp. (a)	3,300	(40,161)
Marrone Bio Innovations, Inc. (a)	200	(232)
Meta Materials, Inc. (a)	97,850	(100,785)
Metalla Royalty & Streaming Ltd. (a)	2,900	(14,007)
NexGen Energy Ltd. (a)	8,900	(31,951)
Northern Dynasty Minerals Ltd. (a)	19,300	(5,030)
Nouveau Monde Graphite, Inc. (a)	1,100	(5,346)
Nucor Corp.	20,800	(2,171,728)
Olin Corp.	3,100	(143,468)
Orla Mining Ltd. (a)	2,500	(6,875)
Owens Corning	900	(66,879)
Peabody Energy Corp. (a)	32,600	(695,358)
Quaker Chemical Corp.	500	(74,760)
Reliance Steel & Aluminum Co.	2,400	(407,664)
Reto Eco-solutions, Inc. (a)	600	(486)
Rogers Corp. (a)	2,400	(629,016)
RPM International, Inc.	4,600	(362,112)
Sierra Metals, Inc.	100	(80)
SilverCrest Metals, Inc. (a)	18,900	(115,479)
Simpson Manufacturing Co., Inc.	1,300	(130,793)
SiNtx Technologies, Inc. (a)	1,600	(692)
Solitario Zinc Corp. (a)	500	(285)
Steel Dynamics, Inc.	9,000	(595,350)
Trilogy Metals, Inc. (a)	200	(151)
UFP Industries, Inc.	3,000	(204,420)
United States Antimony Corp. (a)	10,200	(4,120)
Ur-Energy, Inc. (a)	18,600	(19,716)
Uranium Energy Corp. (a)	107,600	(331,408)
Uranium Royalty Corp. (a)	1,700	(3,859)
Valvoline, Inc.	500	(14,415)
View, Inc. (a)	12,500	(20,250)
WD-40 Co.	300	(60,408)
West Fraser Timber Co. Ltd.	100	(7,673)
Western Copper & Gold Corp. (a)	2,600	(3,484)
Westlake Corp.	3,000	(294,060)
Worthington Industries, Inc.	800	(35,280)

		(13,992,438)

Media — (0.6)%
Acuityads Holding, Inc. (a)	900	(2,079)
Advantage Solutions, Inc. (a)	5,700	(21,660)
Altice USA, Inc. (a)	1,500	(13,875)
AMC Networks, Inc., Class A (a)	200	(5,824)
AppLovin Corp., Class A (a)	7,800	(268,632)
Arena Group Holdings Inc. (The) (a)	300	(2,700)
Blade Air Mobility, Inc. (a)	800	(3,568)
Boston Omaha Corp., Class A (a)	900	(18,585)
Bumble, Inc., Class A (a)	1,700	(47,855)
Chicken Soup For The Soul Entertainment, Inc. (a)	2,600	(19,266)
Cinedigm Corp., Class A (a)	32,400	(15,941)
CuriosityStream, Inc. (a)	200	(338)
DISH Network Corp., Class A (a)	4,500	(80,685)
Dolphin Entertainment, Inc. (a)	1,100	(3,476)
Engine Gaming and Media, Inc. (a)	1,200	(972)
Enthusiast Gaming Holdings, Inc. (a)	4,600	(9,154)
Entravision Communications Corp., Class A	1,200	(5,472)
EW Scripps Co., Class A (a)	4,000	(49,880)
Expedia Group Inc. (a)	9,300	(881,919)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Focus Universal, Inc. (a)	1,300	$(14,846)
Fox Corp., Class A	27,400	(881,184)
Gannett Co., Inc. (a)	3,800	(11,020)
Gray Television, Inc.	15,200	(256,728)
Groupon, Inc. (a)	10,800	(122,040)
IAC / Inter Active Corp. (a)	6,800	(516,596)
iHeartMedia, Inc., Class A (a)	5,000	(39,450)
Inspirato, Inc. (a)	400	(1,852)
Inuvo, Inc. (a)	9,500	(4,702)
IZEA Worldwide, Inc. (a)	9,620	(8,639)
Liberty Broadband Corp., Class C (a)	14,600	(1,688,344)
Liberty Media Corp-Liberty Formula One, Class A	100	(5,797)
Liberty TripAdvisor Holdings, Inc., Class A (a)	2,500	(1,891)
Lions Gate Entertainment Corp., Class A (a)	2,700	(25,137)
LiveOne, Inc. (a)	10,400	(8,906)
Lyft, Inc., Class A (a)	13,423	(178,257)
Match Group, Inc. (a)	26,200	(1,825,878)
MediaAlpha, Inc., Class A (a)	2,300	(22,655)
National CineMedia, Inc.	1,200	(1,099)
Nerdy, Inc. (a)	4,300	(9,159)
Nexstar Media Group, Inc., Class A	3,711	(604,448)
NextPlay Technologies, Inc. (a)	10,800	(3,774)
Opendoor Technologies, Inc. (a)	110,400	(519,984)
Paltalk, Inc. (a)	3,000	(6,030)
Playtika Holding Corp. (a)	8,500	(112,540)
Recruiter.com Group, Inc. (a)	700	(714)
Remark Holdings, Inc. (a)	30,500	(13,451)
Reservoir Media, Inc. (a)	1,400	(9,128)
ROBLOX Corp., Class A (a)	2,300	(75,578)
RumbleON, Inc., Class B (a)	2,800	(41,188)
Salem Media Group, Inc. (a)	1,700	(3,604)
Scholastic Corp.	1,100	(39,567)
SRAX, Inc. (a)	2,400	(7,968)
Stagwell, Inc. (a)	3,300	(17,919)
Stran & Co., Inc. (a)	4,900	(8,134)
Take-Two Interactive Software, Inc. (a)	6,800	(833,204)
Trade Desk, Inc. (The), Class A (a)	2,800	(117,292)
Troika Media Group, Inc. (a)	4,600	(3,491)
Twitter, Inc. (a)	18,800	(702,932)
Uber Technologies, Inc. (a)	460,200	(9,415,692)
ViacomCBS, Inc., Class B	124,000	(3,060,320)
Walt Disney Co. (a)	70,000	(6,608,000)
Warner Music Group Corp., Class A	100	(2,436)
Zillow Group, Inc., Class A (a)	6,600	(209,946)
ZW Data Action Technologies, Inc. (a)	3,500	(1,185)

		(29,494,586)

Medical Equipment & Devices — (0.0)%
PetVivo Holdings, Inc. (a)	900	(1,422)

Metals & Mining — (0.0)%
Standard Lithium Ltd. (a)	3,700	(15,688)

Oil & Gas — (0.5)%
Antero Midstream Corp.	100	(905)
Archrock, Inc.	200	(1,654)
Baker Hughes a GE Co.	5,300	(153,011)
Barnwell Industries, Inc. (a)	300	(705)
California Resources Corp.	6,400	(246,400)
Callon Petroleum Co. (a)	7,600	(297,920)
Camber Energy, Inc. (a)	134,800	(53,556)
Cenovus Energy, Inc.	13,600	(258,536)
ChampionX Corp.	1,400	(27,790)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Chesapeake Energy Corp.	19,792	$(1,605,131)
Chevron Corp.	4,920	(712,318)
Civitas Resources, Inc.	800	(41,832)
Continental Resources, Inc.	2,000	(130,700)
Core Laboratories NV	200	(3,962)
Coterra Energy, Inc.	45,900	(1,183,761)
Crescent Energy, Inc., Class A	5,820	(72,634)
Denbury, Inc. (a)	7,600	(455,924)
Devon Energy Corp.	55,283	(3,046,646)
Diamond Offshore Drilling, Inc. (a)	3,400	(20,026)
Diamondback Energy, Inc.	500	(60,575)
DMC Global, Inc. (a)	300	(5,409)
DTE Midstream LLC	4,900	(240,198)
Enbridge, Inc.	35,400	(1,496,004)
EOG Resources, Inc.	6,900	(762,036)
Equitrans Midstream Corp.	45,700	(290,652)
Expro Group Holdings NV (a)	8,200	(94,464)
Exxon Mobil Corp.	23,269	(1,992,757)
EzFill Holdings, Inc. (a)	400	(320)
Gulfport Energy Operating Corp. (a)	300	(23,853)
Hess Corp.	7,200	(762,768)
KLX Energy Services Holdings, Inc. (a)	4,400	(19,052)
Laredo Petroleum, Inc. (a)	4,450	(306,783)
Liberty Oilfield Services, Inc., Class A (a)	700	(8,932)
Matador Resources Co.	600	(27,954)
New Fortress Energy LLC	3,700	(146,409)
Noble Corp. (a)	700	(17,745)
Northern Oil and Gas, Inc.	190	(4,799)
NOV, Inc.	1,200	(20,292)
Oceaneering International, Inc. (a)	200	(2,136)
ONEOK, Inc.	32,000	(1,776,000)
Par Pacific Holdings, Inc. (a)	4,100	(63,919)
PEDEVCO Corp. (a)	200	(230)
Pembina Pipeline Corp.	800	(28,280)
Pioneer Natural Resources Co.	6,800	(1,516,944)
RPC, Inc. (a)	7,200	(49,752)
Sino-Global Shipping America Ltd. (a)	5,601	(16,971)
Superior Drilling Products, Inc. (a)	300	(297)
TC Energy Corp.	13,200	(683,892)
TransGlobe Energy Corp. (a)	100	(339)
US Energy Corp.	100	(346)
US Well Services, Inc. (a)	29,200	(27,425)
Valaris Ltd. (a)	500	(21,120)
Vertex Energy, Inc. (a)	1,400	(14,728)
Whiting Petroleum Corp.	400	(27,212)
Williams Cos., Inc.	132,300	(4,129,083)

		(22,953,087)

Pharmaceuticals — (0.0)%
Sunshine Biopharma, Inc. (a)	200	(216)

Real Estate — (0.6)%
Acadia Realty Trust	5,800	(90,596)
Alexander’s, Inc.	100	(22,216)
Alexandria Real Estate Equities, Inc.	6,500	(942,695)
Alset EHome International, Inc. (a)	700	(206)
American Tower Corp.	1,100	(281,149)
Americold Realty Trust	43,800	(1,315,752)
Apple Hospitality REIT, Inc.	900	(13,203)
Ashford Hospitality Trust, Inc. (a)	13,100	(78,338)
Boston Properties, Inc.	11,700	(1,041,066)
Brandywine Realty Trust	10,100	(97,364)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Brixmor Property Group, Inc.	1,100	$(22,231)
Broadstone Net Lease, Inc.	300	(6,153)
CareTrust REIT, Inc.	700	(12,908)
CBRE Group, Inc., Class A (a)	2,600	(191,386)
Cedar Realty Trust, Inc.	16	(461)
Corporate Office Properties Trust	3,300	(86,427)
Cousins Properties, Inc.	698	(20,402)
Cushman & Wakefield plc (a)	1,800	(27,432)
DiamondRock Hospitality Co. (a)	17,300	(142,033)
Douglas Elliman, Inc.	100	(479)
Duke Realty Corp.	2,500	(137,375)
Empire State Realty Trust, Inc.	26,600	(186,998)
Equity Residential	9,200	(664,424)
Essex Property Trust, Inc.	500	(130,755)
Fathom Holdings, Inc. (a)	800	(6,272)
Federal Realty OP LP	3,200	(306,368)
Gaucho Group Holdings, Inc. (a)	1,000	(600)
Host Hotels & Resorts, Inc.	177,800	(2,787,904)
Howard Hughes Corp. (The) (a)	1,300	(88,465)
Independence Realty Trust, Inc.	300	(6,219)
InvenTrust Properties Corp.	4,500	(116,055)
Iron Mountain, Inc.	3,600	(175,284)
Jones Lang LaSalle, Inc. (a)	1,800	(314,748)
Kilroy Realty Corp.	400	(20,932)
Kimco Realty Corp.	68,600	(1,356,222)
Kite Realty Group Trust	20,600	(356,174)
Medical Properties Trust, Inc.	600	(9,162)
Newmark Group, Inc., Class A	3,600	(34,812)
Offerpad Solutions, Inc. (a)	10,900	(23,762)
Orion Office REIT, Inc.	4,000	(43,840)
Outfront Media, Inc.	6,700	(113,565)
PotlatchDeltic Corp.	5,121	(226,297)
Rayonier, Inc.	3,600	(134,568)
Realty Income Corp.	26,400	(1,802,064)
Regency Centers Corp.	13,100	(776,961)
Ryman Hospitality Properties, Inc. (a)	3,000	(228,090)
Sabra Health Care REIT, Inc.	100	(1,397)
Saul Centers, Inc.	200	(9,422)
Simon Property Group, Inc.	3,100	(294,252)
SITE Centers Corp.	500	(6,735)
SL Green Realty Corp.	8,251	(380,784)
Sun Communities, Inc.	100	(15,936)
Sunstone Hotel Investors, Inc. (a)	8,900	(88,288)
Tanger Factory Outlet Centers, Inc.	1,800	(25,596)
UDR, Inc.	1,100	(50,644)
Ventas, Inc.	30,738	(1,580,855)
Veris Residential, Inc. (a)	300	(3,972)
VICI Properties, Inc.	275,173	(8,197,404)
Vornado Realty Trust	24,700	(706,173)
Washington Real Estate Investment Trust	7,700	(164,087)
Welltower, Inc.	28,800	(2,371,680)
Weyerhaeuser Co.	48,500	(1,606,320)
WP Carey, Inc.	700	(58,002)
Xenia Hotels & Resorts, Inc. (a)	1,500	(21,795)

		(30,023,755)

Renewable Energy — (0.1)%
Advent Technologies Holdings, Inc. (a)	14,800	(37,296)
Ameresco, Inc., Class A (a)	3,800	(173,128)
Archaea Energy, Inc. (a)	11,600	(180,148)
Array Technologies, Inc. (a)	57,000	(627,570)
Beam Global (a)	100	(1,552)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Broadwind, Inc. (a)	2,500	$(4,100)
Cleanspark, Inc. (a)	15,200	(59,584)
Comstock Mining, Inc. (a)	5,300	(3,286)
Eos Energy Enterprises, Inc. (a)	8,700	(10,527)
ESS Tech, Inc. (a)	4,300	(12,083)
First Solar, Inc. (a)	12,400	(844,812)
Fluence Energy, Inc. (a)	20,700	(196,236)
Flux Power Holdings, Inc. (a)	1,042	(2,501)
Gevo, Inc. (a)	16,400	(38,540)
Green Plains, Inc. (a)	11,000	(298,870)
Heliogen, Inc. (a)	1,700	(3,587)
iSun, Inc. (a)	2,800	(9,100)
Maxeon Solar Technologies Ltd. (a)	4,100	(54,489)
Montauk Renewables, Inc. (a)	800	(8,040)
Plug Power, Inc. (a)	8,400	(139,188)
Shoals Technologies Group, Inc., Class A (a)	25,300	(416,944)
SolarEdge Technologies, Inc. (a)	4,100	(1,122,088)
Stem, Inc. (a)	1,800	(12,888)
Sunnova Energy International, Inc. (a)	8,200	(151,126)
Sunrun, Inc. (a)	61,215	(1,429,982)
Sunworks, Inc. (a)	12,500	(19,750)

		(5,857,415)

Retail & Wholesale - Discretionary — (0.3)%
1847 Goedeker, Inc. (a)	31,000	(37,820)
1stdibs.com, Inc. (a)	1,900	(10,811)
Abercrombie & Fitch Co., Class A (a)	1,600	(27,072)
Academy Sports & Outdoors, Inc.	30,900	(1,098,186)
ADDvantage Technologies Group, Inc. (a)	600	(750)
Advance Auto Parts, Inc.	3,600	(623,124)
aka Brands Holding Corp. (a)	3,600	(9,936)
American Eagle Outfitters, Inc.	3,000	(33,540)
Asbury Automotive Group, Inc. (a)	200	(33,868)
Beacon Roofing Supply, Inc. (a)	4,100	(210,576)
Best Buy Co., Inc.	11,400	(743,166)
Builders FirstSource, Inc. (a)	28,500	(1,530,450)
Burlington Stores, Inc. (a)	12,400	(1,689,252)
CarLotz, Inc. (a)	15,600	(6,139)
CarMax, Inc. (a)	1,600	(144,768)
CarParts.com, Inc. (a)	5,200	(36,088)
Carvana Co. (a)	21,400	(483,212)
Cato Corp., Class A	700	(8,127)
Children’s Place, Inc. (a)	500	(19,460)
Dick’s Sporting Goods, Inc.	1,900	(143,203)
Digital Brands Group, Inc. (a)	18,000	(3,508)
Driven Brands Holdings, Inc. (a)	2,300	(63,342)
Ever-Glory International Group, Inc. (a)	400	(548)
EVgo, Inc. (a)	18,400	(110,584)
Floor & Decor Holdings, Inc., Class A (a)	200	(12,592)
Foot Locker, Inc.	300	(7,575)
Freshpet, Inc. (a)	1,700	(88,213)
Gap, Inc.	500	(4,120)
GMS, Inc. (a)	700	(31,150)
GrowGeneration Corp. (a)	3,500	(12,565)
Hertz Global Holdings, Inc. (a)	73,500	(1,164,240)
Hibbett, Inc.	100	(4,371)
Hour Loop, Inc. (a)	2,700	(6,885)
iMedia Brands, Inc. (a)	30	(36)
iPower, Inc. (a)	1,600	(1,696)
JOANN, Inc.	5,700	(44,175)
KAR Auction Services, Inc. (a)	8,300	(122,591)
Kohl’s Corp.	25,600	(913,664)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Leslie’s, Inc. (a)	3,100	$(47,058)
Lithia Motors, Inc., Class A	2,400	(659,544)
LKQ Corp.	13,000	(638,170)
LL Flooring Holdings, Inc. (a)	700	(6,559)
LMP Automotive Holdings, Inc. (a)	600	(2,850)
Lowe’s Cos., Inc.	6,400	(1,117,888)
Lulu’s Fashion Lounge Holdings, Inc. (a)	900	(9,765)
Lululemon Athletica, Inc. (a)	800	(218,088)
MarineMax, Inc. (a)	2,400	(86,688)
Mister Car Wash, Inc. (a)	4,600	(50,048)
National Vision Holdings, Inc. (a)	500	(13,750)
Newegg Commerce, Inc. (a)	17,900	(65,872)
NovaBay Pharmaceuticals, Inc. (a)	9,400	(2,350)
Overstock.com, Inc. (a)	10,600	(265,106)
Patrick Industries, Inc.	200	(10,368)
PetMed Express, Inc.	200	(3,980)
Pool Corp.	3,700	(1,299,551)
Ross Stores, Inc.	24,400	(1,713,612)
Rover Group, Inc. (a)	10,600	(39,856)
Sally Beauty Holdings, Inc. (a)	1,300	(15,496)
Shift Technologies, Inc. (a)	12,300	(8,279)
Signet Jewelers Ltd.	5,200	(277,992)
Sleep Number Corp. (a)	4,500	(139,275)
Sportsman’s Warehouse Holdings, Inc. (a)	6,900	(66,171)
Takung Art Co., Ltd. (a)	9,300	(15,438)
ThredUp, Inc., Class A (a)	4,300	(10,750)
Tilly’s, Inc., Class A	1,000	(7,020)
TJX Cos., Inc.	11,500	(642,275)
Tuesday Morning Corp. (a)	3,700	(1,332)
Victoria’s Secret & Co. (a)	5,000	(139,850)
Vroom, Inc. (a)	9,200	(11,500)

		(17,067,884)

Retail & Wholesale - Staples — (0.2)%
Andersons, Inc. (The)	500	(16,495)
Archer-Daniels-Midland Co.	25,100	(1,947,760)
Big Lots, Inc.	8,900	(186,633)
Blue Apron Holdings, Inc., Class A (a)	1,400	(5,096)
Calavo Growers, Inc.	100	(4,172)
Dollar General Corp.	1,000	(245,440)
Dollar Tree, Inc. (a)	18,100	(2,820,885)
Five Below, Inc. (a)	2,400	(272,232)
HF Foods Group, Inc. (a)	1,100	(5,742)
Sysco Corp.	21,400	(1,812,794)
United Natural Foods, Inc. (a)	5,300	(208,820)

		(7,526,069)

Retail & Wholesale - Staples — (0.3)%
Bunge Ltd.	17,100	(1,550,799)
Grocery Outlet Holding Corp. (a)	16,100	(686,343)
Mission Produce, Inc. (a)	1,900	(27,075)
Performance Food Group Co. (a)	29,500	(1,356,410)
Target Corp.	4,200	(593,166)
US Foods Holding Corp. (a)	1,100	(33,748)
Walgreens Boots Alliance, Inc.	2,100	(79,590)
Walmart, Inc.	96,600	(11,744,628)

		(16,071,759)

Retail - Discretionary — (0.0)%
Warby Parker, Inc., Class A (a)	1,900	(21,394)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Software — (0.0)%
Gitlab, Inc., Class A (a)	11,200	$(595,168)

Software & Technology Services — (0.3)%
1Life Healthcare, Inc. (a)	100	(784)
Absolute Software Corp.	100	(865)
Affirm Holdings, Inc. (a)	14,500	(261,870)
Alfi, Inc. (a)	3,600	(4,176)
Alignment Healthcare, Inc. (a)	3,800	(43,358)
Alithya Group, Inc., Class A (a)	300	(723)
Alkami Technology, Inc. (a)	600	(8,334)
Amplitude, Inc., Class A (a)	900	(12,861)
Asure Software, Inc. (a)	200	(1,140)
Auddia, Inc. (a)	1,100	(962)
AvePoint, Inc. (a)	5,000	(21,700)
AvidXchange Holdings, Inc. (a)	11,600	(71,224)
Backblaze, Inc., Class A (a)	100	(523)
Bakkt Holdings, Inc. (a)	28,600	(60,060)
Bill.com Holdings, Inc. (a)	10,200	(1,121,388)
Black Knight, Inc. (a)	2,100	(137,319)
Blackbaud, Inc. (a)	200	(11,614)
Blend Labs, Inc., Class A (a)	26,100	(61,596)
Block, Inc., Class A (a)	17,200	(1,057,112)
BM Technologies, Inc. (a)	1,100	(6,479)
Braze, Inc., Class A (a)	1,100	(39,853)
BSQUARE Corp. (a)	1,400	(1,764)
Cantaloupe, Inc. (a)	400	(2,240)
CareCloud, Inc. (a)	1,200	(4,110)
CCC Intelligent Solutions Holdings, Inc. (a)	10,800	(99,360)
Cerberus Cyber Sentinel Corp. (a)	3,000	(10,800)
Cipher Mining, Inc. (a)	7,500	(10,275)
Clarivate plc (a)	75,300	(1,043,658)
Clear Secure, Inc., Class A (a)	200	(4,000)
Clearwater Analytics Holdings, Inc., Class A (a)	8,800	(105,952)
Concentrix Corp.	2,800	(379,792)
Consensus Cloud Solutions, Inc. (a)	400	(17,472)
ContextLogic, Inc., Class A (a)	19,100	(30,560)
Convey Health Solutions Holdings, Inc. (a)	2,100	(21,840)
Couchbase, Inc. (a)	3,300	(54,186)
Creatd, Inc. (a)	4,112	(3,038)
CS Disco, Inc. (a)	4,900	(88,396)
Cvent Holding Corp. (a)	100	(462)
DarioHealth Corp. (a)	2,700	(16,578)
DatChat, Inc. (a)	7,100	(7,668)
Definitive Healthcare Corp. (a)	3,000	(68,790)
DoubleVerify Holdings, Inc. (a)	100	(2,267)
Doximity, Inc., Class A (a)	6,200	(215,884)
DSS, Inc. (a)	9,500	(3,337)
Duck Creek Technologies, Inc. (a)	200	(2,970)
Dun & Bradstreet Holdings, Inc. (a)	23,200	(348,696)
DXC Technology Co. (a)	6,100	(184,891)
E2open Parent Holdings, Inc. (a)	21,600	(168,048)
Elys Game Technology Corp. (a)	4,700	(3,455)
Enfusion, Inc., Class A (a)	3,500	(35,735)
EngageSmart, Inc. (a)	5,200	(83,616)
Envestnet, Inc. (a)	400	(21,108)
EPAM Systems, Inc. (a)	100	(29,478)
EverCommerce, Inc. (a)	3,600	(32,544)
Exela Technologies, Inc. (a)	167,900	(19,208)
Expensify, Inc. (a)	900	(16,011)
Fidelity National Information Services, Inc.	6,100	(559,187)
Fiserv, Inc. (a)	26,400	(2,348,808)
Five9, Inc. (a)	13,100	(1,193,934)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
ForgeRock, Inc., Class A (a)	8,000	$(171,360)
Freight Technologies, Inc. (a)	45	(72)
Freshworks, Inc., Class A (a)	2,900	(38,135)
Genius Brands International, Inc. (a)	93,500	(70,780)
Glimpse Group, Inc. (The) (a)	3,100	(12,338)
Global Payments, Inc.	11,600	(1,283,424)
Globant SA (a)	100	(17,400)
GreenBox POS (a)	7,400	(7,770)
Greenidge Generation Holdings, Inc. (a)	4,800	(12,192)
GTY Technology Holdings, Inc. (a)	800	(5,008)
HashiCorp, Inc., Class A (a)	2,700	(79,488)
Healthcare Triangle, Inc. (a)	321	(321)
Hive Blockchain Technologies Ltd. (a)	980	(2,930)
Informatica, Inc., Class A (a)	7,500	(155,775)
Instructure Holdings, Inc. (a)	300	(6,810)
Intapp, Inc. (a)	1,700	(24,888)
Integral Ad Science Holding Corp. (a)	2,100	(20,853)
Intrusion, Inc. (a)	1,500	(5,865)
IronNet, Inc. (a)	24,300	(53,703)
John Wiley & Sons, Inc., Class A	400	(19,104)
Katapult Holdings, Inc. (a)	13,400	(14,338)
Kyndryl Holdings, Inc. (a)	13,600	(133,008)
Lightspeed Commerce, Inc. (a)	3,400	(75,820)
LiveVox Holdings, Inc. (a)	2,900	(4,814)
Mandiant, Inc. (a)	700	(15,151)
ManTech International Corp., Class A	400	(38,180)
Marathon Digital Holdings, Inc. (a)	40,300	(215,202)
MarketWise, Inc. (a)	1,000	(3,600)
Marygold Cos., Inc. (The) (a)	117	(164)
Matterport, Inc. (a)	4,200	(15,372)
MeridianLink, Inc. (a)	1,500	(25,050)
Monday.com Ltd. (a)	800	(82,528)
Multiplan Corp. (a)	10,900	(59,841)
N-able, Inc. (a)	5,200	(46,800)
NantHealth, Inc. (a)	1,800	(752)
nCino, Inc. (a)	300	(9,276)
Nielsen Holdings plc	20,900	(485,298)
OLB Group, Inc. (The) (a)	400	(353)
Open Text Corp.	600	(22,704)
Outbrain, Inc. (a)	1,900	(9,557)
Outset Medical, Inc. (a)	1,000	(14,860)
Palantir Technologies, Inc., Class A (a)	25,400	(230,378)
Paya Holdings, Inc. (a)	9,900	(65,043)
Paycor HCM, Inc. (a)	7,000	(182,000)
PowerSchool Holdings, Inc., Class A (a)	6,300	(75,915)
Priority Technology Holdings, Inc. (a)	200	(660)
Privia Health Group, Inc. (a)	1,200	(34,944)
PTC, Inc. (a)	200	(21,268)
PubMatic, Inc., Class A (a)	1,600	(25,424)
Q2 Holdings, Inc. (a)	3,300	(127,281)
Qualtrics International, Inc., Class A (a)	1,300	(16,263)
Quantum Computing, Inc. (a)	4,200	(9,996)
Repay Holdings Corp. (a)	6,100	(78,385)
Riot Blockchain, Inc. (a)	51,400	(215,366)
Salesforce, Inc. (a)	2,500	(412,600)
Samsara, Inc., Class A (a)	9,500	(106,115)
Seachange International, Inc. (a)	17,100	(10,325)
ServiceNow, Inc. (a)	100	(47,552)
Shapeways Holdings, Inc. (a)	1,300	(1,521)
Sharecare, Inc. (a)	34,200	(54,036)
Sharplink Gaming Ltd. (a)	1,800	(1,611)
Shift4 Payments, Inc., Class A (a)	7,100	(234,726)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
ShiftPixy, Inc. (a)	8,000	$(2,528)
Signify Health, Inc., Class A (a)	500	(6,900)
Skillsoft Corp. (a)	1,400	(4,928)
Smith Micro Software, Inc. (a)	500	(1,235)
Sphere 3D Corp. (a)	18,700	(10,019)
Spire Global, Inc. (a)	600	(696)
Sprinklr, Inc., Class A (a)	4,500	(45,495)
Squarespace, Inc., Class A (a)	100	(2,092)
Synchronoss Technologies, Inc. (a)	5,400	(6,210)
Talkspace, Inc. (a)	3,700	(6,290)
Thomson Reuters Corp.	2,200	(229,262)
Thoughtworks Holding, Inc. (a)	8,100	(114,291)
Toast, Inc., Class A (a)	20,200	(261,388)
TRxADE HEALTH, Inc. (a)	730	(1,117)
Unisys Corp. (a)	1,900	(22,857)
Upland Software, Inc. (a)	200	(2,904)
UserTesting, Inc. (a)	1,900	(9,538)
Usio, Inc. (a)	300	(729)
Verb Technology Co., Inc. (a)	30,700	(16,022)
VerifyMe, Inc. (a)	400	(784)
Veritone, Inc. (a)	2,000	(13,060)
Vertex, Inc., Class A (a)	400	(4,532)
Viant Technology, Inc., Class A (a)	1,800	(9,144)
Vislink Technologies, Inc. (a)	8,000	(4,760)
Weave Communications, Inc. (a)	1,000	(3,040)
Wejo Group Ltd. (a)	100	(119)
WM Technology, Inc. (a)	1,600	(5,264)
Xperi Holding Corp.	3,300	(47,619)
Zeta Global Holdings Corp., Class A (a)	700	(3,164)

		(16,212,339)

Tech Hardware & Semiconductors — (0.5)%
ACM Research, Inc., Class A (a)	2,200	(37,026)
ADTRAN, Inc.	2,100	(36,813)
Advanced Micro Devices, Inc. (a)	64,500	(4,932,315)
Airspan Networks Holdings, Inc. (a)	1,100	(3,289)
AmpliTech Group, Inc. (a)	1,724	(3,483)
Arteris, Inc. (a)	1,000	(6,970)
Azenta, Inc.	6,300	(454,230)
Boxlight Corp., Class A (a)	12,812	(8,715)
Ciena Corp. (a)	1,400	(63,980)
Cohu, Inc. (a)	3,700	(102,675)
CommScope Holding Co., Inc. (a)	7,800	(47,736)
ComSovereign Holding Corp. (a)	21,000	(3,549)
Corsair Gaming, Inc. (a)	12,800	(168,064)
Credo Technology Group Holding Ltd. (a)	5,000	(58,400)
Desktop Metal, Inc., Class A (a)	28,500	(62,700)
Digital Ally, Inc. (a)	10,000	(7,910)
Draganfly, Inc. (a)	7,600	(6,876)
eMagin Corp. (a)	9,700	(6,305)
Forward Industries, Inc. (a)	700	(1,036)
GLOBALFOUNDRIES, Inc. (a)	17,700	(714,018)
Hewlett Packard Enterprise Co.	21,700	(287,742)
HP, Inc.	97,200	(3,186,216)
II-VI, Inc. (a)	7,100	(361,745)
Ipsidy, Inc. (a)	1,500	(2,910)
Jabil, Inc.	600	(30,726)
Koss Corp. (a)	1,900	(13,205)
KULR Technology Group, Inc. (a)	7,500	(11,625)
Lam Research Corp.	200	(85,230)
LightPath Technologies, Inc., Class A (a)	1,300	(1,599)
Marvell Technology, Inc.	33,270	(1,448,243)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Micron Technology, Inc.	130,900	$(7,236,152)
MicroVision, Inc. (a)	18,300	(70,272)
MICT, Inc. (a)	15,900	(9,044)
Minim, Inc. (a)	1,700	(684)
Navitas Semiconductor Corp. (a)	1,500	(5,790)
NCR Corp. (a)	5,800	(180,438)
Neonode, Inc. (a)	100	(512)
NeoPhotonics Corp. (a)	11,000	(173,030)
NXT-ID, Inc. (a)	560	(610)
ON Semiconductor Corp. (a)	45,300	(2,279,043)
Ondas Holdings, Inc. (a)	9,600	(51,744)
Plantronics, Inc. (a)	3,600	(142,848)
Plexus Corp. (a)	100	(7,850)
Red Cat Holdings, Inc. (a)	10,300	(21,012)
Sight Sciences, Inc. (a)	300	(2,697)
SigmaTron International, Inc. (a)	900	(6,354)
Siyata Mobile, Inc. (a)	2,200	(2,398)
SkyWater Technology, Inc. (a)	3,700	(22,274)
SMART Global Holdings, Inc. (a)	400	(6,548)
Snap One Holdings Corp. (a)	1,500	(13,755)
Socket Mobile, Inc. (a)	400	(1,216)
Sonim Technologies, Inc. (a)	7,260	(3,970)
Sonos, Inc. (a)	1,600	(28,864)
TD SYNNEX Corp.	4,400	(400,840)
Trio-Tech International (a)	500	(2,165)
Ubiquiti, Inc.	800	(198,568)
Ultra Clean Holdings, Inc. (a)	100	(2,977)
Vizio Holding Corp., Class A (a)	10,400	(70,928)
Western Digital Corp. (a)	17,600	(789,008)
Wolfspeed, Inc. (a)	4,200	(266,490)

		(24,153,412)

Technology Services — (0.0)%
Bitfarms Ltd. (a)	35,800	(40,096)
Remitly Global, Inc. (a)	300	(2,298)

		(42,394)

Telecommunications — (0.2)%
AST SpaceMobile, Inc. (a)	1,400	(8,792)
AT&T, Inc.	400	(8,384)
ATN International, Inc.	100	(4,691)
BlackSky Technology, Inc. (a)	4,200	(9,702)
Consolidated Communications Holdings, Inc. (a)	100	(700)
Cyxtera Technologies, Inc. (a)	100	(1,134)
Frontier Communications Parent, Inc. (a)	10,700	(251,878)
Globalstar, Inc. (a)	102,100	(125,583)
IDT Corp., Class B (a)	2,100	(52,815)
KORE Group Holdings, Inc. (a)	300	(921)
Rogers Communications, Inc., Class B	900	(43,110)
Shenandoah Telecommunications Co.	2,000	(44,400)
T-Mobile US, Inc. (a)	53,332	(7,175,287)
Telesat Corp. (a)	400	(4,468)
Vonage Holdings Corp. (a)	1,900	(35,796)

		(7,767,661)

Transportation & Logistics — (0.1)%
Copa Holdings SA, Class A (a)	800	(50,696)
Delta Air Lines, Inc. (a)	165,100	(4,782,947)
Spirit Airlines, Inc. (a)	3,100	(73,904)

		(4,907,547)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Utilities — (0.3)%
AES Corp.	3,400	$(71,434)
Algonquin Power & Utilities Corp.	33,200	(445,876)
Alliant Energy Corp.	1,810	(106,084)
Altus Power, Inc. (a)	2,000	(12,620)
American Water Works Co., Inc.	1,100	(163,647)
Atmos Energy Corp.	9,400	(1,053,740)
Brookfield Infrastructure Corp., Class A	1,800	(76,500)
Brookfield Renewable Corp., Class A	10,200	(363,222)
California Water Service Group	2,400	(133,320)
CenterPoint Energy, Inc.	500	(14,790)
Clearway Energy, Inc., Class C	6,600	(229,944)
Consolidated Edison, Inc. (c)	1,350	(128,385)
Constellation Energy Corp.	3,300	(188,958)
Edison International (c)	1,300	(82,212)
Entergy Corp.	4,270	(480,973)
Essential Utilities, Inc.	8,600	(394,310)
Evergy, Inc.	4,680	(305,370)
Eversource Energy	1,250	(105,587)
Exelon Corp.	78,200	(3,544,024)
FTC Solar, Inc. (a)	23,900	(86,518)
Hawaiian Electric Industries, Inc. (c)	250	(10,225)
Macquarie Infrastructure Holdings LLC	21,400	(83,674)
NextEra Energy Partners LP	6,900	(511,704)
NextEra Energy, Inc.	8,900	(689,394)
NRG Energy, Inc.	52,600	(2,007,742)
OGE Energy Corp.	1,500	(57,840)
Ormat Technologies, Inc.	2,100	(164,535)
PG&E Corp. (a)	50,700	(505,986)
Pinnacle West Capital Corp.	950	(69,464)
PNM Resources, Inc.	360	(17,201)
Portland General Electric Co.	1,100	(53,163)
PPL Corp. (c)	4,000	(108,520)
Sempra Energy	1,200	(180,324)
South Jersey Industries, Inc.	300	(10,242)
Southern Co.	1,800	(128,358)
Southwest Gas Corp.	4,100	(357,028)
Stronghold Digital Mining, Inc., Class A (a)	7,600	(12,616)
UGI Corp.	19,500	(752,895)
Via Renewables, Inc.	300	(2,298)
WEC Energy Group, Inc. (c)	1,250	(125,800)
Xcel Energy, Inc. (c)	1,700	(120,292)

		(13,956,815)

Waste & Environmental Services & Equipment — (0.0)%
Aqua Metals, Inc. (a)	3,300	(2,672)
Lightbridge Corp. (a)	1,590	(7,409)
Stericycle, Inc. (a)	2,000	(87,700)

		(97,781)

Total North America		(377,494,955)

Oceania — (0.0)%
Consumer Discretionary Products — (0.0)%
Naked Brand Group Ltd. (a)	99,186	(149,771)

Health Care — (0.0)%
Alterity Therapeutics Ltd., ADR (a)	1,700	(1,039)
Benitec Biopharma, Inc. (a)	3,100	(3,596)
Immutep Ltd., ADR (a)	2,900	(5,887)
Mesoblast Ltd., ADR (a)	100	(222)
Opthea Ltd., ADR (a)	100	$(630)

		(11,374)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Materials — (0.0)%
Snow Lake Resources Ltd. (a)	2,200	$(5,280)

Oil & Gas — (0.0)%
Woodside Energy Group Ltd.	300	(6,468)

Software & Technology Services — (0.0)%
Advanced Human Imaging Ltd. (a)	1,000	(580)

Total Oceania		(173,473)

South America — (0.2)%
Banking — (0.1)%
Banco Bradesco SA, ADR	196,600	(640,916)
Banco Santander Chile, ADR	200	(3,258)
Itau Unibanco Holding SA, ADR	198,500	(849,580)
NU Holdings Ltd., A Shares (a)	116,100	(434,214)

		(1,927,968)

Consumer Discretionary Services — (0.0)%
Afya Ltd., Class A (a)	1,700	(16,915)

Consumer Staple Products — (0.0)%
Adecoagro SA	200	(1,692)
Ambev SA, ADR	108,900	(273,339)
BRF SA, ADR (a)	43,400	(111,104)

		(386,135)

Financial Services — (0.0)%
Vinci Partners Investments Ltd., Class A	1,000	(10,700)
XP, Inc., Class A (a)	43,281	(777,327)

		(788,027)

Industrial Services — (0.0)%
Azul SA, ADR (a)	10,900	(77,390)
Corporacion America Airports SA (a)	1,300	(7,254)

		(84,644)

Materials — (0.0)%
Suzano SA, ADR	2,700	(25,596)

Media — (0.0)%
Despegar.com Corp. (a)	800	(6,480)

Oil & Gas — (0.0)%
Cosan SA, ADR	3,100	(43,090)
Ecopetrol SA, ADR	6,100	(66,246)
Transportadora de Gas del Sur SA, ADR (a)	1,400	(7,196)
Ultrapar Participacoes SA, ADR	1,000	(2,350)

		(118,882)

Retail & Wholesale - Discretionary — (0.1)%
MercadoLibre, Inc. (a)	6,400	(4,075,968)
Sendas Distribuidora SA, ADR	1,800	(24,462)

		(4,100,430)

Software & Technology Services — (0.0)%
Arco Platform Ltd., Class A (a)	3,300	(49,269)
CI&T, Inc., A Shares (a)	2,000	(20,180)
Dlocal Ltd. (a)	25,700	(674,625)
Vasta Platform Ltd. (a)	600	(2,862)
VTEX, Class A (a)	1,800	(5,544)
Zenvia, Inc., Class A (a)	1,600	(3,376)

		(755,856)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.0)%
Telefonica Brasil SA, ADR	23,300	$(211,098)
TIM SA, ADR	4,300	(52,245)

		(263,343)

Transportation & Logistics — (0.0)%
Gol Linhas Aereas Inteligentes SA, ADR	20,523	(69,984)

Utilities — (0.0)%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	28,400	(226,916)
Cia Energetica de Minas Gerais, ADR	3,470	(7,009)
Cia Paranaense de Energia, ADR	13,800	(87,768)
Enel Chile SA, ADR	2,700	(2,997)
Pampa Energia SA, ADR (a)	600	(12,288)

		(336,978)

Total South America		(8,881,238)

TOTAL COMMON STOCK (PROCEEDS $542,995,062)		(433,578,939)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — (1.1)%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (c)	2,221,000	(1,836,409)
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (c)	12,421,000	(11,866,997)
Bank of China Ltd., 5 year CMT + 2.45%, 3.60%, 12/31/99 (c),(e)	3,600,000	(3,533,400)
Industrial & Commercial Bank of China Ltd., H15T5Y + 2.37%, 3.20%, 12/31/99 (c),(e)	6,991,000	(6,623,432)
Petroleos Mexicanos, 6.50%, 01/23/29 (c)	19,870,000	(16,168,219)
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23 (c)	3,712,000	(3,712,074)
Tencent Holdings Ltd., MTN, 1.81%, 01/26/26 (c)	1,856,000	(1,715,649)
Tencent Holdings Ltd., MTN, 2.39%, 06/03/30 (c)	2,596,000	(2,172,933)
Tencent Holdings Ltd., MTN, 3.28%, 04/11/24 (c)	4,566,000	(4,526,093)
Tencent Holdings Ltd., MTN, 3.98%, 04/11/29 (c)	2,591,000	(2,454,466)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $59,368,527)		(54,609,672)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (0.4)%
Energy Select Sector SPDR Fund (c)	27,245	(1,948,290)
Invesco QQQ Trust Series 1	1,600	(448,448)
SPDR S&P 500 ETF Trust	31,380	(11,838,105)
Utilities Select Sector SPDR Fund (c)	65,400	(4,586,502)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $18,944,417)		(18,821,345)

MORTGAGE-BACKED SECURITIES — (10.3)%
North America — (10.3)%
Federal National Mortgage Association,
2.00%, 08/11/52 (i)	(11,000,000)	(9,548,946)
2.50%, 07/14/52 - 08/11/52 (i)	(219,000,000)	(196,862,182)
3.00%, 08/11/52 (i)	(29,000,000)	(26,997,202)
3.50%, 08/11/52 (i)	(90,000,000)	(86,494,950)
4.00%, 04/25/52 - 07/14/52 (i)	(45,000,000)	(44,363,637)
5.00%, 08/11/52 (i)	(6,000,000)	(6,107,580)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Security Description	Shares	Value
Government National Mortgage Association
2.00%, 08/18/2052 (i)	158,000,000	$(140,434,824)

Total North America		(510,809,321)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $512,333,516)		(510,809,321)

Security Description	Principal Amount	Value
SOVEREIGN DEBT — (2.5)%
Bahrain Government International Bond, 5.45%, 09/16/32 (c)	3,569,000	(2,989,780)
Bahrain Government International Bond, 5.63%, 09/30/31 (c)	2,000,000	(1,722,640)
Bahrain Government International Bond, 7.00%, 10/12/28 (c)	4,217,000	(4,177,908)
Bahrain Government International Bond, 7.38%, 05/14/30 (c)	3,598,000	(3,546,477)
Bahrain Government International Bond, MTN, 5.25%, 01/25/33 (c)	4,317,000	(3,493,455)
Bahrain Government International Bond, MTN, 5.63%, 05/18/34 (c)	1,895,000	(1,551,201)
Chile Government International Bond, 3.50%, 01/25/50 (c)	20,337,000	(15,534,810)
Colombia Government International Bond, 3.25%, 04/22/32 (c)	17,207,000	(12,433,535)
Colombia Government International Bond, 6.13%, 01/18/41 (c)	7,437,000	(5,822,372)
Colombia Government International Bond, 7.38%, 09/18/37 (c)	10,964,000	(10,122,856)
Dominican Republic International Bond, 4.50%, 01/30/30 (c)	5,476,000	(4,383,911)
Dominican Republic International Bond, 4.88%, 09/23/32 (c)	2,564,000	(1,972,837)
Egypt Government International Bond, 5.25%, 10/06/25 (c)	3,371,000	(2,755,698)
Egypt Government International Bond, 5.88%, 06/11/25 (c)	4,137,000	(3,499,323)
Egypt Government International Bond, 6.59%, 02/21/28 (c)	7,205,000	(5,216,420)
Egypt Government International Bond, 7.50%, 01/31/27 (c)	7,350,000	(5,715,213)
Egypt Government International Bond, 7.90%, 02/21/48	700,000	(399,000)
Egypt Government International Bond, MTN, 3.88%, 02/16/26 (c)	1,800,000	(1,312,488)
Egypt Government International Bond, MTN, 7.60%, 03/01/29	1,170,000	(851,191)
Indonesia Government International Bond, 2.15%, 07/28/31 (c)	7,631,000	(6,268,199)
Nigeria Government International Bond, 6.38%, 07/12/23 (c)	2,539,000	(2,484,411)
Nigeria Government International Bond, 7.63%, 11/21/25 (c)	6,840,000	(6,018,516)
Nigeria Government International Bond, 8.75%, 01/21/31	2,459,000	(1,832,545)
Peruvian Government International Bond, 3.55%, 03/10/51 (c)	13,574,000	(10,128,604)
Republic of Ghana, 7.88%, 02/11/35 (c)	1,900,000	(882,341)
Turkey Government International Bond, 7.25%, 12/23/23 (c)	4,515,000	(4,401,854)
Turkey Government International Bond, 7.38%, 02/05/25 (c)	4,993,000	(4,626,314)

TOTAL SOVEREIGN DEBT (PROCEEDS $146,113,593)		(124,143,899)

Security Description	Shares	Value
U.S. TREASURY OBLIGATIONS — (0.2)%
North America — (0.2)%
U.S. Treasury Bonds, 2.00%, 08/15/2051 (c)	598,000	(462,165)
U.S. Treasury Notes, 1.25%, 12/31/2028 (c)	9,164,000	(8,470,257)

Total North America		(8,932,422)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $9,638,448)		(8,932,422)

WARRANTS — (0.0)%
North America — (0.0)%
Galectin Therapeutics, Inc. (d)	1,340	—

Salarius Pharmaceuticals, Inc. (a),(d)	1,000	—
Total North America		—
TOTAL WARRANTS (PROCEEDS $0)		—

TOTAL SECURITIES SOLD SHORT— (23.3)% (PROCEEDS $1,289,393,563)		$(1,150,895,598)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security is valued using significant unobservable inputs.
(e)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2022.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(h)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2022. Maturity date presented is the ultimate maturity.
(i)	When issued or delayed delivery security included.
(j)	All or a portion of the security represents an unsettled loan commitment at June 30, 2022 where the rate will be determined at time of settlement.
(k)	Non-interest bearing bond.
(l)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the United States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(m)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(n)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., Class S and Centiva Offshore Fund LLP, are 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021 and 6/1/2022.

(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements of 102%.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at June 30, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
CALIFCARBALLWVIN DEC22	45.00 USD	12/15/22	300	(300,000)	$(439,834)	$(108,000)	$331,834
CALIFCARBALLWVIN DEC22	40.00 USD	12/15/22	100	(100,000)	(205,284)	(71,000)	134,284
CALIFCARBALLWVIN DEC22	35.00 USD	12/15/22	500	(500,000)	(1,849,668)	(780,000)	1,069,668
CALIFCARBALLWVIN DEC22	50.00 USD	12/15/22	455	(455,000)	(510,853)	(91,000)	419,853
CRUDE OIL FUT OPT AUG22	125.00 USD	07/15/22	60	(6,345,600)	(87,691)	(16,800)	70,891
CRUDE OIL FUT OPT AUG22	126.00 USD	07/15/22	60	(6,345,600)	(70,291)	(15,000)	55,291
CRUDE OIL FUT OPT AUG22	130.00 USD	07/15/22	240	(25,382,400)	(77,165)	(40,800)	36,365
CRUDE OIL FUT OPT DEC22	95.00 USD	11/16/22	87	(8,313,720)	(191,532)	(1,032,690)	(841,158)
CRUDE OIL FUT OPT DEC22	100.00 USD	11/16/22	8,534	(815,509,040)	(4,478,282)	(82,438,440)	(77,960,158)
CRUDE OIL FUT OPT DEC22	145.00 USD	11/16/22	86	(8,218,160)	(394,871)	(140,180)	254,691
CRUDE OIL FUT OPT DEC23	100.00 USD	11/15/23	509	(509,000)	(1,548,704)	(4,728,610)	(3,179,906)
CRUDE OIL FUT OPT JUN23	200.00 USD	05/17/23	429	(37,588,980)	(408,202)	(377,520)	30,682
CRUDE OIL FUT OPT SEP22	125.00 USD	08/17/22	660	(68,046,000)	(3,516,403)	(897,600)	2,618,803
G3 10312022 G3 C 0.1 SEP22 0.1 CALL	0.10 USD	09/27/22	622	(6,220,000)	(69,102)	(136,840)	(67,738)
NAT GAS EURO OPT APR23	10.00 USD	03/28/23	11	(476,850)	(20,799)	(5,104)	15,695
NAT GAS EURO OPT APR23	7.00 USD	03/28/23	2	(86,700)	(9,625)	(3,334)	6,291
NAT GAS EURO OPT AUG22	2.50 USD	07/26/22	150	(8,136,000)	(427,900)	(4,381,500)	(3,953,600)
NAT GAS EURO OPT AUG22	4.00 USD	07/26/22	107	(5,803,680)	(140,706)	(1,543,796)	(1,403,090)
NAT GAS EURO OPT AUG22	7.00 USD	07/26/22	96	(960,000)	(50,631)	(52,992)	(2,361)
NAT GAS EURO OPT AUG22	5.50 USD	07/26/22	75	(4,068,000)	(266,305)	(262,275)	4,030
NAT GAS EURO OPT AUG23	10.00 USD	07/26/23	12	(527,520)	(22,872)	(9,120)	13,752
NAT GAS EURO OPT AUG23	7.00 USD	07/26/23	1	(43,960)	(4,813)	(2,262)	2,551
NAT GAS EURO OPT FEB23	10.00 USD	01/26/23	74	(4,115,880)	(747,598)	(359,048)	388,550
NAT GAS EURO OPT FEB23	22.00 USD	01/26/23	750	(41,715,000)	(5,177,003)	(953,250)	4,223,753
NAT GAS EURO OPT JAN23	7.00 USD	12/27/22	182	(10,465,000)	(1,872,936)	(1,433,432)	439,504
NAT GAS EURO OPT JAN23	10.00 USD	12/27/22	63	(3,622,500)	(636,468)	(248,913)	387,555

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUL23	10.00 USD	06/27/23	11	(482,460)	$(20,799)	$(7,359)	$13,440
NAT GAS EURO OPT JUL23	7.00 USD	06/27/23	2	(87,720)	(9,625)	(4,178)	5,447
NAT GAS EURO OPT JUN23	10.00 USD	05/25/23	12	(518,640)	(22,872)	(6,516)	16,356
NAT GAS EURO OPT JUN23	7.00 USD	05/25/23	1	(43,220)	(4,813)	(1,810)	3,003
NAT GAS EURO OPT JUN23	6.00 USD	05/25/23	1	(43,220)	(8,103)	(2,894)	5,209
NAT GAS EURO OPT MAR23	10.00 USD	02/23/23	74	(3,708,880)	(747,598)	(288,822)	458,776
NAT GAS EURO OPT MAY23	7.00 USD	04/25/23	2	(85,160)	(9,625)	(3,208)	6,417
NAT GAS EURO OPT MAY23	10.00 USD	04/25/23	11	(468,380)	(20,799)	(5,027)	15,772
NAT GAS EURO OPT OCT22	2.50 USD	09/27/22	150	(8,113,500)	(427,901)	(4,365,150)	(3,937,249)
NAT GAS EURO OPT OCT22	7.00 USD	09/27/22	311	(16,821,990)	(158,180)	(756,041)	(597,861)
NAT GAS EURO OPT OCT22	5.00 USD	09/27/22	610	(6,100,000)	(1,625,499)	(5,170,970)	(3,545,471)
NAT GAS EURO OPT OCT22	5.50 USD	09/27/22	75	(4,056,750)	(266,305)	(465,975)	(199,670)
NAT GAS EURO OPT OCT22	15.00 USD	09/27/22	1	(54,090)	(3,003)	(152)	2,851
NAT GAS EURO OPT OCT23	7.00 USD	09/26/23	1	(44,270)	(4,813)	(2,773)	2,040
NAT GAS EURO OPT OCT23	10.00 USD	09/26/23	12	(526,320)	(22,872)	(12,516)	10,356
NAT GAS EURO OPT SEP22	2.50 USD	08/26/22	150	(8,088,000)	(427,901)	(4,335,300)	(3,907,399)
NAT GAS EURO OPT SEP22	4.00 USD	08/26/22	107	(1,070,000)	(140,706)	(1,558,455)	(1,417,749)
NAT GAS EURO OPT SEP22	7.00 USD	08/26/22	96	(960,000)	(48,256)	(136,992)	(88,736)
NAT GAS EURO OPT SEP22	5.50 USD	08/26/22	75	(4,044,000)	(266,305)	(367,875)	(101,570)
NAT GAS EURO OPT SEP23	10.00 USD	08/28/23	11	(482,020)	(20,799)	(9,504)	11,295
NAT GAS EURO OPT SEP23	7.00 USD	08/28/23	2	(87,640)	(9,625)	(4,870)	4,755
NAT GAS STRIP DEC22	3.50 USD	12/22/22	410	(70,725,000)	(378,000)	(14,809,200)	(14,431,200)
PHE 01312023 PHE C7.5 DEC22 7.5 CALL	7.50 USD	12/27/22	300	(750,000)	(510,162)	(519,225)	(9,063)
PHE 02282023 PHE C7.5 JAN23 7.5 CALL	7.50 USD	01/26/23	300	(750,000)	(510,162)	(573,900)	(63,738)
PHE 03312023 PHE C7.5 FEB23 7.5 CALL	7.50 USD	02/23/23	300	(750,000)	(510,162)	(443,250)	66,912

					$(29,400,423)	$(133,981,468)	$(104,581,045)

Exchange-Traded Put Options Written
BRENT CRUDE FUT OPT OCT23	0.000 USD	10/26/23	429	(429,000)	$(3,341,794)	$(2,737,020)	$604,774
CRUDE OIL FUT OPT AUG22	100.00 USD	07/15/22	561	(59,331,360)	(1,120,003)	(1,043,460)	76,543
CRUDE OIL FUT OPT AUG22	85.00 USD	07/15/22	79	(8,355,040)	(28,560)	(15,800)	12,760
CRUDE OIL FUT OPT AUG22	92.00 USD	07/15/22	120	(12,691,200)	(158,583)	(63,600)	94,983
CRUDE OIL FUT OPT DEC22	50.00 USD	11/16/22	150	(14,334,000)	(945,228)	(130,500)	814,728
CRUDE OIL FUT OPT OCT22	97.00 USD	09/15/22	30	(3,008,100)	(201,646)	(223,500)	(21,854)
NAT GAS EURO OPT APR23	1.50 USD	03/28/23	21	(910,350)	(4,256)	(1,260)	2,996
NAT GAS EURO OPT APR23	3.00 USD	03/28/23	32	(1,387,200)	(64,086)	(49,024)	15,062
NAT GAS EURO OPT APR23	4.00 USD	03/28/23	14	(606,900)	(34,337)	(72,716)	(38,379)
NAT GAS EURO OPT APR23	4.50 USD	03/28/23	164	(7,109,400)	(685,738)	(1,304,948)	(619,210)
NAT GAS EURO OPT AUG22	2.20 USD	07/26/22	75	(4,068,000)	(29,450)	(75)	29,375
NAT GAS EURO OPT AUG22	3.00 USD	07/26/22	75	(4,068,000)	(37,700)	(1,425)	36,275
NAT GAS EURO OPT AUG22	3.50 USD	07/26/22	1	(54,240)	(843)	(64)	779
NAT GAS EURO OPT AUG22	5.00 USD	07/26/22	139	(7,539,360)	(49,021)	(266,463)	(217,442)
NAT GAS EURO OPT AUG22	6.00 USD	07/26/22	160	(8,678,400)	(893,927)	(1,220,960)	(327,033)
NAT GAS EURO OPT AUG23	1.50 USD	07/26/23	21	(923,160)	(4,256)	(2,079)	2,177
NAT GAS EURO OPT AUG23	3.00 USD	07/26/23	32	(1,406,720)	(64,085)	(57,664)	6,421
NAT GAS EURO OPT AUG23	4.00 USD	07/26/23	14	(615,440)	(36,437)	(77,644)	(41,207)
NAT GAS EURO OPT AUG23	4.50 USD	07/26/23	164	(7,209,440)	(685,738)	(1,355,296)	(669,558)
NAT GAS EURO OPT DEC22	2.20 USD	11/25/22	75	(3,658,500)	(29,450)	(4,050)	25,400
NAT GAS EURO OPT DEC22	3.00 USD	11/25/22	64	(3,621,120)	(99,371)	(26,432)	72,939
NAT GAS EURO OPT DEC23	1.50 USD	11/27/23	21	(1,024,380)	(4,256)	(1,344)	2,912
NAT GAS EURO OPT DEC24	3.00 USD	11/25/24	151	(7,231,390)	(526,543)	(230,124)	296,419
NAT GAS EURO OPT FEB23	1.50 USD	01/26/23	21	(1,168,020)	(4,256)	(462)	3,794
NAT GAS EURO OPT FEB23	3.00 USD	01/26/23	64	(3,559,680)	(99,371)	(63,744)	35,627
NAT GAS EURO OPT FEB24	3.00 USD	01/26/24	151	(7,364,270)	(526,543)	(343,374)	183,169
NAT GAS EURO OPT JAN23	1.50 USD	12/27/22	21	(1,207,500)	(4,256)	(210)	4,046
NAT GAS EURO OPT JAN23	3.00 USD	12/27/22	64	(3,680,000)	(99,371)	(40,960)	58,411
NAT GAS EURO OPT JAN23	5.00 USD	12/27/22	32	(1,840,000)	(275,286)	(217,824)	57,462
NAT GAS EURO OPT JAN23	5.50 USD	12/27/22	150	(8,625,000)	(971,651)	(1,446,750)	(475,099)
NAT GAS EURO OPT JAN23	7.00 USD	12/27/22	1	(57,500)	(12,303)	(20,219)	(7,916)
NAT GAS EURO OPT JAN24	3.00 USD	12/26/23	151	(7,571,140)	(526,543)	(283,427)	243,116
NAT GAS EURO OPT JUL23	1.50 USD	06/27/23	21	(921,060)	(4,256)	(1,806)	2,450
NAT GAS EURO OPT JUL23	3.00 USD	06/27/23	32	(1,403,520)	(64,086)	(54,400)	9,686

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUL23	4.00 USD	06/27/23	14	(614,040)	$(35,987)	$(75,558)	$(39,571)
NAT GAS EURO OPT JUL23	4.50 USD	06/27/23	164	(7,193,040)	(685,738)	(1,331,024)	(645,286)
NAT GAS EURO OPT JUN23	1.50 USD	05/25/23	21	(907,620)	(4,256)	(1,617)	2,639
NAT GAS EURO OPT JUN23	3.00 USD	05/25/23	32	(1,383,040)	(64,086)	(53,120)	10,966
NAT GAS EURO OPT JUN23	4.00 USD	05/25/23	14	(605,080)	(36,437)	(75,754)	(39,317)
NAT GAS EURO OPT JUN23	4.50 USD	05/25/23	164	(7,088,080)	(685,738)	(1,342,996)	(657,258)
NAT GAS EURO OPT MAR23	1.50 USD	02/23/23	21	(1,052,520)	(4,256)	(630)	3,626
NAT GAS EURO OPT MAR23	3.00 USD	02/23/23	64	(3,207,680)	(126,571)	(83,840)	42,731
NAT GAS EURO OPT MAR23	5.75 USD	02/23/23	21	(1,052,520)	(305,081)	(333,837)	(28,756)
NAT GAS EURO OPT MAR23	6.00 USD	02/23/23	42	(2,105,040)	(600,712)	(749,154)	(148,442)
NAT GAS EURO OPT MAR24	3.00 USD	02/26/24	151	(6,924,860)	(526,543)	(429,142)	97,401
NAT GAS EURO OPT MAY23	1.50 USD	04/25/23	21	(894,180)	(4,256)	(1,491)	2,765
NAT GAS EURO OPT MAY23	3.00 USD	04/25/23	32	(1,362,560)	(64,086)	(53,376)	10,710
NAT GAS EURO OPT MAY23	4.00 USD	04/25/23	14	(596,120)	(35,987)	(77,168)	(41,181)
NAT GAS EURO OPT MAY23	4.50 USD	04/25/23	164	(6,983,120)	(685,738)	(1,370,876)	(685,138)
NAT GAS EURO OPT NOV22	2.20 USD	10/26/22	75	(4,140,000)	(29,450)	(1,875)	27,575
NAT GAS EURO OPT NOV22	3.00 USD	10/26/22	64	(3,532,800)	(99,371)	(14,656)	84,715
NAT GAS EURO OPT NOV23	1.50 USD	10/26/23	21	(968,940)	(4,256)	(1,197)	3,059
NAT GAS EURO OPT NOV24	3.00 USD	10/28/24	151	(6,669,670)	(526,543)	(255,039)	271,504
NAT GAS EURO OPT OCT22	2.20 USD	09/27/22	75	(750,000)	(29,450)	(7,950)	21,500
NAT GAS EURO OPT OCT22	3.50 USD	09/27/22	1	(54,090)	(843)	(571)	272
NAT GAS EURO OPT OCT22	6.00 USD	09/27/22	829	(44,840,610)	(2,973,439)	(8,630,719)	(5,657,280)
NAT GAS EURO OPT OCT23	1.50 USD	09/26/23	21	(929,670)	(4,256)	(2,898)	1,358
NAT GAS EURO OPT OCT23	3.00 USD	09/26/23	782	(34,619,140)	(1,026,688)	(1,632,816)	(606,128)
NAT GAS EURO OPT OCT23	4.00 USD	09/26/23	14	(593,740)	(34,337)	(83,440)	(49,103)
NAT GAS EURO OPT OCT23	4.50 USD	09/26/23	164	(7,260,280)	(685,738)	(1,423,192)	(737,454)
NAT GAS EURO OPT SEP22	2.20 USD	08/26/22	75	(4,044,000)	(29,450)	(2,850)	26,600
NAT GAS EURO OPT SEP22	3.50 USD	08/26/22	1	(53,920)	(843)	(279)	564
NAT GAS EURO OPT SEP22	3.00 USD	08/26/22	75	(4,044,000)	(37,700)	(10,050)	27,650
NAT GAS EURO OPT SEP22	5.00 USD	08/26/22	182	(9,813,440)	(182,486)	(616,980)	(434,494)
NAT GAS EURO OPT SEP22	6.00 USD	08/26/22	160	(8,627,200)	(524,927)	(1,489,600)	(964,673)
NAT GAS EURO OPT SEP23	1.50 USD	08/28/23	21	(920,220)	(4,256)	(2,520)	1,736
NAT GAS EURO OPT SEP23	3.00 USD	08/28/23	32	(1,402,240)	(64,086)	(63,168)	918
NAT GAS EURO OPT SEP23	4.00 USD	08/28/23	14	(613,480)	(34,337)	(81,606)	(47,269)
NAT GAS EURO OPT SEP23	4.50 USD	08/28/23	164	(7,186,480)	(685,738)	(1,405,808)	(720,070)
NATURAL GAS FUTURE DEC23	2.00 USD	11/27/23	76	(3,707,280)	(82,136)	(22,648)	59,488
NATURAL GAS FUTURE FEB23	2.00 USD	01/26/23	76	(4,227,120)	(82,135)	(8,968)	73,167
NATURAL GAS FUTURE JAN23	2.00 USD	12/27/22	76	(4,370,000)	(82,135)	(4,788)	77,347
NATURAL GAS FUTURE MAR23	2.00 USD	02/23/23	76	(3,809,120)	(82,135)	(11,856)	70,279
NATURAL GAS FUTURE NOV23	2.00 USD	10/26/23	76	(3,506,640)	(82,135)	(21,736)	60,399

					$(22,887,572)	$(33,135,417)	$(10,247,845)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
Cap Call	Goldman Sachs International	0.00 USD	11/07/22	28,220,000	(28,220,000)	$(241,281)	$(63,563)	$177,718
Cap Call	Goldman Sachs International	0.01 USD	10/20/25	64,430,000	(64,430,000)	(375,000)	(381,579)	(6,579)
PUT CZK Call EUR Jul22	Bank of America International	25.60 EUR	07/08/22	4,906,614	(4,906,614)	(18,059)	(1,306)	16,753

						$(634,340)	$(446,448)	$187,892

OTC Put Options Written
GS Custom Basket Put Sep22	Goldman Sachs International	83.18 CNH	09/16/22	1,958,830	(1,958,830)	$(330,032)	$(187,249)	$142,783

Total Options Written Outstanding						$(53,252,367)	$(167,750,582)	$(114,498,215)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

At June 30, 2022, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Latam Airlines Group S.A. , 2022 PIK DIP Delayed Draw Term Loan C, 13.73%, 08/08/22	$1,714,165	$1,725,599	$11,434
Latam Airlines Group S.A. , 2022 PIK DIP Delayed Draw Term Loan C, 13.73%, 08/08/22	1,626,576	1,637,425	10,849

Total Unfunded Loan Commitment	$3,340,741	$3,363,024	$22,283

Reverse Repurchase Agreements Outstanding at June 30, 2022

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital Inc.	1.00%	05/31/22	On Demand(a)	$4,287,782	$4,291,355
JPMorgan Chase Bank, N.A.	0.45%	01/25/22	07/19/22	2,394,797	2,396,886
JPMorgan Chase Bank, N.A.	0.45%	03/30/22	07/19/22	3,553,069	3,557,155
JPMorgan Chase Bank, N.A.	0.50%	02/22/22	07/19/22	1,859,105	1,860,758
JPMorgan Chase Bank, N.A.	0.50%	02/22/22	07/19/22	1,280,611	1,281,749
JPMorgan Chase Bank, N.A.	0.50%	03/07/22	07/19/22	1,027,792	1,028,613
JPMorgan Chase Bank, N.A.	0.55%	02/01/22	07/19/22	4,285,734	4,291,055
JPMorgan Chase Bank, N.A.	0.55%	02/03/22	07/19/22	6,235,464	6,243,102
JPMorgan Chase Bank, N.A.	0.80%	06/14/22	07/19/22	972,693	973,039
JPMorgan Chase Bank, N.A.	0.85%	05/17/22	07/19/22	319,713	320,045
JPMorgan Chase Bank, N.A.	0.97%	06/13/22	07/19/22	2,439,351	2,440,468
JPMorgan Chase Bank, N.A.	1.00%	06/08/22	07/19/22	13,013,133	13,021,086
JPMorgan Chase Bank, N.A.	1.50%	06/29/22	07/06/22	1,944,521	1,944,683
JPMorgan Chase Bank, N.A.	1.55%	06/29/22	07/06/22	1,588,808	1,588,945
JPMorgan Chase Bank, N.A.	1.55%	06/29/22	07/06/22	4,725,342	4,725,749
JPMorgan Chase Bank, N.A.	1.58%	06/29/22	07/06/22	475,581	475,623
JPMorgan Chase Bank, N.A.	1.58%	06/29/22	07/06/22	1,822,682	1,822,842
JPMorgan Chase Bank, N.A.	1.75%	06/24/22	07/19/22	4,231,297	4,232,120

Total Reverse Repurchase Agreements Outstanding				$56,457,475	$56,495,273

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Futures Contracts Outstanding at June 30, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
3 Month Eurodollar	552	ICE	136,272,297 EUR	12/19/22	$161,912
3 Month Eurodollar	159	ICE	38,948,789 EUR	03/13/23	208,541
3 Month Eurodollar	66	ICE	16,100,637 EUR	06/19/23	115,917
3 Month Eurodollar	73	ICE	17,921,827 EUR	09/18/23	(14,687)
90 Day Eurodollar	493	CME	119,271,617 USD	12/19/22	(569,542)
90 Day Eurodollar	7	CME	1,688,380 USD	09/18/23	4,833
90 Day Eurodollar	3	CME	725,658 USD	03/18/24	1,992
90 Day Eurodollar	3	CME	728,058 USD	12/16/24	680
90 Day Eurodollar	2	CME	485,055 USD	12/14/26	(355)
Aluminum	14	LME	1,006,216 USD	09/21/22	(150,378)
Aluminum	2	LME	128,108 USD	12/19/22	(5,708)
Amsterdam Index	6	Euronext	794,591 EUR	07/15/22	(4,010)
ANR-SENG	62	ICE	1,604 USD	07/05/22	(829)
Argus WTI Houston	120	ICE	240,000 USD	08/26/22	(85,200)
Australian 10-Year Bond	148	SFE	17,579,036 AUD	09/15/22	12,022

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Australian dollar Currency	51	CME	3,560,117 USD	09/19/22	$(35,507)
Brent Crude	25	ICE	2,811,001 USD	07/29/22	(85,251)
Brent Crude	301	ICE	909,101 USD	08/25/22	(228,841)
Brent Crude	64	ICE	6,798,170 USD	08/31/22	(40,410)
Brent Crude	10	ICE	1,024,734 USD	09/30/22	3,466
Brent Crude	11	ICE	1,112,452 USD	10/31/22	(6,072)
Brent Crude	9	ICE	917,142 USD	11/30/22	(29,742)
Brent Crude	8	ICE	779,977 USD	12/29/22	(4,377)
Brent Crude	1	NYMEX	83,882 USD	10/31/23	4,878
Brent Crude	4	ICE	360,004 USD	10/31/23	(4,964)
British Pound Currency	21	CME	1,638,509 USD	09/19/22	(37,391)
CAC40 Index	16	Euronext	937,828 EUR	07/15/22	8,816
Canadian 10- Year Bonds	70	CDE	8,542,939 CAD	09/20/22	105,936
Canadian Dollar Currency	51	CME	4,005,465 USD	09/20/22	(42,765)
CBOE Volatility Index	62	CFE	1,787,966 USD	08/17/22	21,033
CBOE Volatility Index	390	CFE	11,482,911 USD	12/21/22	(247,830)
Chicago CG Basis	60	ICE	19,448 USD	11/02/22	6,323
Cocoa	3,083	ICE	75,931,668 USD	09/15/22	(3,789,468)
Coffee ‘C’	172	ICE	14,520,418 USD	12/19/22	124,307
Copper	400	COMEX	37,681,797 USD	09/28/22	(581,797)
Corn	10	CBOT	339,747 USD	03/14/23	(26,622)
Cotton No.2	180	ICE	8,962,053 USD	12/07/22	(66,453)
DAX Index	2	Eurex	675,870 EUR	09/16/22	(39,110)
Dominion Sp	90	ICE	356,171 USD	09/02/22	80,546
Dominion SP	31	ICE	96,902 USD	10/04/22	17,798
Euro BOBL	16	Eurex	1,973,829 EUR	09/08/22	13,845
Euro Stoxx 50	18	Eurex	621,861 EUR	09/16/22	(2,600)
Euro-Bund	166	Eurex	24,020,676 EUR	09/08/22	709,257
Euro-Schatz	81	Eurex	8,768,521 EUR	09/08/22	75,687
FTSE 100 Index	14	ICE	994,019 GBP	09/16/22	3,556
FTSE Taiwan Index	13	SGX	689,148 USD	07/28/22	(29,788)
FTSE/MIB Index	6	IDEM	669,078 EUR	09/16/22	(34,412)
Gasoline RBOB	8	NYMEX	1,331,554 USD	07/29/22	(143,357)
Gasoline RBOB	6	NYMEX	880,722 USD	08/31/22	(23,443)
Gasoline RBOB	58	NYMEX	6,338,617 USD	05/31/23	360,871
Globex Natural Gas	34	NYMEX	3,046,458 USD	07/26/22	(1,202,298)
Globex Natural Gas	228	NYMEX	13,789,992 USD	09/27/22	(1,457,472)
Globex Natural Gas	43	NYMEX	2,785,874 USD	01/26/23	(394,214)
Gold 100 OZ	7	COMEX	1,300,477 USD	08/29/22	(35,367)
Henry Hub	50	NYMEX	1,083,794 USD	07/26/22	(405,794)
Henry Hub	942	ICE	9,804,505 USD	07/27/22	2,969,015
Henry Hub	39	NYMEX	845,359 USD	08/26/22	(319,639)
Henry Hub	2,232	ICE	33,571,289 USD	08/29/22	(3,483,929)
Henry Hub	146	NYMEX	3,377,078 USD	09/27/22	(1,402,793)
Henry Hub	150	ICE	1,449,261 USD	10/27/22	620,739
Henry Hub	259	ICE	2,431,267 USD	11/28/22	1,232,288
Henry Hub	467	ICE	5,094,269 USD	12/28/22	1,618,856
Henry Hub	280	ICE	4,401,896 USD	01/27/23	(508,496)
Henry Hub	217	ICE	3,271,061 USD	02/24/23	(552,051)
Henry Hub	713	ICE	6,190,572 USD	12/29/25	2,463,465
Henry Hub	644	ICE	5,591,484 USD	01/28/26	1,999,666
Henry Hub	713	ICE	6,190,572 USD	02/25/26	1,732,640
Henry Hub	690	ICE	5,990,876 USD	03/27/26	745,249
Henry Hub	713	ICE	6,190,572 USD	04/28/26	714,833
Henry Hub	690	ICE	5,990,876 USD	05/27/26	812,524
Henry Hub	713	ICE	6,190,572 USD	06/26/26	953,688
Henry Hub	713	ICE	6,190,572 USD	07/29/26	987,555
Henry Hub	690	ICE	5,990,876 USD	08/27/26	948,799
Henry Hub	713	ICE	6,190,572 USD	09/28/26	1,089,158
Henry Hub	690	ICE	5,990,876 USD	10/28/26	1,367,974
Henry Hub	713	ICE	6,190,572 USD	11/25/26	2,044,578
Henry Hub	31	ICE	352,652 USD	12/29/26	17,798

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	28	ICE	318,525 USD	01/27/27	$5,926
Henry Hub	31	ICE	352,652 USD	02/24/27	(14,365)
Henry Hub	30	ICE	341,276 USD	03/29/27	(54,401)
Henry Hub	31	ICE	352,652 USD	04/28/27	(58,152)
Henry Hub	30	ICE	341,276 USD	05/26/27	(51,026)
Henry Hub	31	ICE	352,652 USD	06/28/27	(49,007)
Henry Hub	31	ICE	352,652 USD	07/28/27	(48,697)
Henry Hub	30	ICE	341,276 USD	08/27/27	(47,651)
Henry Hub	31	ICE	352,652 USD	09/28/27	(45,675)
Henry Hub	30	ICE	341,276 USD	10/27/27	(30,251)
Henry Hub	31	ICE	352,652 USD	11/26/27	(3,360)
HHD 06292022	1	ICE	21,038 USD	07/04/22	(4,676)
HHD 06302022	1	ICE	21,038 USD	07/01/22	(4,376)
ICE 3 Month Sonia	408	ICE	98,657,364 GBP	06/20/23	294,388
ICE 3 Month Sonia	22	ICE	5,305,038 GBP	09/19/23	38,481
KOSPI 200 Index	8	KRX FM	693,732,000 KRW	09/08/22	(60,715)
Lean Hogs	106	CME	3,974,237 USD	10/14/22	(214,417)
Live Cattle	287	CME	15,279,269 USD	08/31/22	(59,659)
Low Sulphar Gasoil	11	ICE	1,416,229 USD	08/11/22	(179,829)
Low Sulphar Gasoil	61	ICE	7,513,745 USD	09/12/22	(791,545)
Low Sulphar Gasoil	28	ICE	3,288,345 USD	11/10/22	(328,745)
MSCI Emerging Market	39	ICE	1,955,006 USD	09/16/22	259
MSCI Singapore Index	20	SGX	578,268 SGD	07/28/22	(12,357)
Natural Gas	31	ICE	14,698 USD	07/05/22	(1,771)
Natural Gas	90	ICE	2,891 USD	07/05/22	287,404
Natural Gas	53	NYMEX	3,540,877 USD	08/29/22	(683,117)
Natural Gas	242	NYMEX	19,387,709 USD	09/28/22	(6,297,929)
Natural Gas	135	NYMEX	10,356,279 USD	10/27/22	(2,904,279)
Natural Gas	60	ICE	223,823 USD	11/01/22	(23,678)
Natural Gas	90	NYMEX	7,115,779 USD	11/28/22	(2,023,579)
Natural Gas	62	ICE	231,283 USD	12/01/22	(13,617)
Natural Gas	169	NYMEX	4,749,191 USD	12/28/22	4,968,309
Natural Gas	62	ICE	231,283 USD	01/03/23	(13,617)
Natural Gas	7	NYMEX	556,663 USD	01/27/23	(167,323)
Natural Gas	56	ICE	208,901 USD	02/01/23	15,001
Natural Gas	99	NYMEX	5,895,366 USD	02/24/23	(933,486)
Natural Gas	62	ICE	231,283 USD	03/01/23	56,133
Natural Gas	149	NYMEX	8,569,166 USD	03/29/23	(2,110,016)
Natural Gas	9	NYMEX	452,057 USD	03/29/23	(61,907)
Natural Gas	31	NYMEX	1,500,763 USD	04/26/23	(180,783)
Natural Gas	6	NYMEX	285,451 USD	04/26/23	(29,971)
Natural Gas	31	NYMEX	1,500,763 USD	05/26/23	(160,943)
Natural Gas	5	NYMEX	241,509 USD	05/26/23	(25,409)
Natural Gas	20	ICE	655,281 EUR	05/30/23	702,015
Natural Gas	31	NYMEX	1,500,763 USD	06/28/23	(141,103)
Natural Gas	71	NYMEX	3,438,216 USD	07/27/23	(317,056)
Natural Gas	31	NYMEX	1,500,763 USD	08/29/23	(142,343)
Natural Gas	320	NYMEX	12,642,026 USD	09/27/23	1,524,374
Natural Gas	25	NYMEX	1,120,044 USD	10/27/23	33,456
Natural Gas	12	NYMEX	380,301 USD	11/28/23	205,059
Natural Gas	60	NYMEX	2,693,856 USD	12/27/23	314,544
Natural Gas	288	NYMEX	12,511,695 USD	12/27/23	1,928,625
Natural Gas	14	NYMEX	374,525 USD	01/29/24	308,255
Natural Gas	181	NYMEX	8,552,511 USD	01/29/24	274,859
Natural Gas	288	NYMEX	15,914,095 USD	02/27/24	(2,706,415)
Natural Gas	192	NYMEX	9,230,130 USD	03/26/24	(1,358,130)
Natural Gas	35	NYMEX	1,203,562 USD	04/26/24	217,788
Natural Gas	171	NYMEX	8,339,274 USD	04/26/24	(1,394,964)
Natural Gas	34	NYMEX	1,176,810 USD	05/29/24	227,390
Natural Gas	171	NYMEX	8,339,274 USD	05/29/24	(1,276,974)
Natural Gas	35	NYMEX	1,203,562 USD	06/26/24	265,738
Natural Gas	171	NYMEX	8,339,274 USD	06/26/24	(1,160,694)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	35	NYMEX	1,203,562 USD	07/29/24	$268,538
Natural Gas	171	NYMEX	8,339,274 USD	07/29/24	(1,147,014)
Natural Gas	34	NYMEX	1,176,810 USD	08/28/24	244,390
Natural Gas	171	NYMEX	8,339,274 USD	08/28/24	(1,191,474)
Natural Gas	26	NYMEX	857,946 USD	09/26/24	244,714
Natural Gas	150	NYMEX	7,555,908 USD	09/26/24	(1,194,408)
Natural Gas	15	NYMEX	401,277 USD	10/29/24	261,273
Natural Gas	168	NYMEX	8,079,289 USD	10/29/24	(658,729)
Natural Gas	16	NYMEX	428,028 USD	11/26/24	338,212
Natural Gas	168	NYMEX	8,079,289 USD	11/26/24	(33,769)
Natural Gas	32	NYMEX	971,555 USD	12/27/24	606,365
Natural Gas	51	NYMEX	2,273,410 USD	12/27/24	241,400
Natural Gas	32	NYMEX	971,555 USD	01/29/25	567,005
Natural Gas	51	NYMEX	2,273,410 USD	01/29/25	178,670
Natural Gas	32	NYMEX	971,555 USD	02/26/25	469,405
Natural Gas	51	NYMEX	2,273,410 USD	02/26/25	23,120
Natural Gas	28	NYMEX	919,648 USD	03/27/25	200,912
Natural Gas	41	NYMEX	1,868,473 USD	03/27/25	(227,653)
Natural Gas	28	NYMEX	919,648 USD	04/28/25	188,032
Natural Gas	41	NYMEX	1,868,473 USD	04/28/25	(246,513)
Natural Gas	28	NYMEX	919,648 USD	05/28/25	204,272
Natural Gas	41	NYMEX	1,868,473 USD	05/28/25	(222,733)
Natural Gas	28	NYMEX	919,648 USD	06/26/25	219,672
Natural Gas	41	NYMEX	1,868,473 USD	06/26/25	(200,183)
Natural Gas	28	NYMEX	919,648 USD	07/29/25	226,392
Natural Gas	41	NYMEX	1,868,473 USD	07/29/25	(190,343)
Natural Gas	28	NYMEX	919,648 USD	08/27/25	223,312
Natural Gas	41	NYMEX	1,868,473 USD	08/27/25	(194,853)
Natural Gas	28	NYMEX	919,648 USD	09/26/25	242,912
Natural Gas	41	NYMEX	1,868,473 USD	09/26/25	(166,153)
Natural Gas	32	NYMEX	971,555 USD	10/29/25	411,805
Natural Gas	51	NYMEX	2,273,410 USD	10/29/25	(68,680)
Natural Gas	32	NYMEX	971,555 USD	11/25/25	530,205
Natural Gas	51	NYMEX	2,273,410 USD	11/25/25	120,020
Natural Gas	61	NYMEX	2,281,955 USD	12/29/26	633,845
Natural Gas	61	NYMEX	2,281,955 USD	01/27/27	545,395
Natural Gas	61	NYMEX	2,281,955 USD	02/24/27	380,695
Natural Gas	61	NYMEX	2,281,955 USD	03/29/27	51,295
Natural Gas	61	NYMEX	2,281,955 USD	04/28/27	36,045
Natural Gas	61	NYMEX	2,281,955 USD	05/26/27	78,745
Natural Gas	61	NYMEX	2,281,955 USD	06/28/27	108,025
Natural Gas	61	NYMEX	2,281,955 USD	07/28/27	110,465
Natural Gas	61	NYMEX	2,281,955 USD	08/27/27	106,195
Natural Gas	61	NYMEX	2,281,955 USD	09/28/27	134,255
Natural Gas	61	NYMEX	2,281,955 USD	10/27/27	247,715
Natural Gas	61	NYMEX	2,281,955 USD	11/26/27	467,315
New Zealand Dollar Currency	196	CME	12,501,272 USD	09/19/22	(266,952)
Nickel	9	LME	1,429,847 USD	09/21/22	(203,993)
NMS 0629202	1	ICE	20,368 USD	07/04/22	(4,268)
NMS 0630202	1	ICE	20,368 USD	07/01/22	(4,056)
Nwp Rockies	31	ICE	36,398 USD	07/05/22	6,754
NY Harbor ULSD	8	NYMEX	1,412,330 USD	07/29/22	(125,282)
NY Harbor ULSD	30	NYMEX	5,230,024 USD	08/31/22	(486,250)
NY Harbor ULSD	394	CBOT	16,097,873 USD	12/14/22	(859,529)
OMXS30 Index	26	Nasdaq OMX	5,074,711 SEK	07/15/22	(20,666)
PG+E CG Basis	30	ICE	81,750 USD	09/02/22	17,437
PG+E CG Basis	120	ICE	309,855 USD	11/02/22	27,645
PG+E CG Basis	155	ICE	416,311 USD	12/02/22	93,252
PG+E CG Basis	155	ICE	416,311 USD	01/04/23	75,814
PG+E CG Basis	140	ICE	376,023 USD	02/02/23	62,352
PG+E CG Basis	124	ICE	320,183 USD	03/02/23	(51,258)
PGE CG Index	31	ICE	5,452 USD	08/02/22	68,677

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
S+P/TSX 60 IX FUT Sep22	10	CDE	2,418,855 CAD	09/15/22	$(103,989)
S+P500 EMINI FUT Sep22	93	CME	18,152,904 USD	09/16/22	(531,729)
Silver	3	COMEX	319,427 USD	09/28/22	(14,147)
Socal-Border Natural Gas Basis	31	ICE	60,477 USD	07/05/22	(10,683)
Soyabean	140	CBOT	10,329,210 USD	11/14/22	(123,210)
Soybean	343	CBOT	13,791,249 USD	01/13/23	131,121
SPI 200	29	SFE	4,721,650 AUD	09/15/22	(25,833)
Sugar 11	169	ICE	3,626,063 USD	02/28/23	(73,278)
Swiss Market Index	18	Eurex	1,938,497 CHF	09/16/22	(15,542)
Topix	53	OSE	1,040,994,776 JPY	09/08/22	(365,786)
U.S. Treasury 10-Year Note	1,934	CBOT	230,674,792 USD	09/21/22	(1,435,354)
U.S. Treasury Ultra Bond	3	CBOT	458,332 USD	09/21/22	4,700
VSTOXX	227	Eurex	665,304 EUR	08/17/22	(2,582)
VSTOXX	102	Eurex	305,792 EUR	09/21/22	(11,005)
Waha Gas Basis	60	ICE	7,928 USD	07/05/22	211,672
Waha Gas Basis	31	ICE	97,623 USD	12/02/22	26,517
Waha Gas Basis	31	ICE	97,623 USD	01/04/23	32,135
Waha Gas Basis	28	ICE	88,176 USD	02/02/23	28,325
Waha Gas Basis	31	ICE	97,623 USD	03/02/23	(56,796)
Wheat	157	CBOT	8,650,252 USD	12/14/22	(1,581,327)
WTI Crude	39	NYMEX	4,539,118 USD	07/20/22	(414,478)
WTI Crude	51	NYMEX	5,421,109 USD	08/22/22	(163,009)
WTI Crude	20	NYMEX	2,046,292 USD	09/20/22	(40,892)
WTI Crude	10	NYMEX	978,804 USD	10/20/22	(1,304)
WTI Crude	98	NYMEX	10,106,185 USD	11/21/22	(741,305)
WTI Crude	7	NYMEX	692,457 USD	12/20/22	(36,767)
WTI Crude	1	NYMEX	92,502 USD	05/22/23	(4,882)
Zinc	9	LME	828,045 USD	09/21/22	(116,877)

					$(10,190,442)

Short Futures
3 Month Eurodollar	933	ICE	232,044,074 EUR	09/19/22	$7,308
3 Month Eurodollar	76	ICE	18,536,890 EUR	12/18/23	(106,011)
3 Month Eurodollar	173	ICE	42,455,409 EUR	03/18/24	28,461
3 Month Eurodollar	326	ICE	79,980,147 EUR	06/17/24	17,210
90 Day Eurodollar	519	CME	126,296,080 USD	09/19/22	704,568
90 Day Eurodollar	24	CME	5,869,487 USD	12/19/22	90,887
90 Day Eurodollar	119	CME	28,598,079 USD	03/13/23	(74,971)
90 Day Eurodollar	184	CME	44,200,161 USD	06/19/23	(219,739)
90 Day Eurodollar	240	CME	58,113,870 USD	12/18/23	(29,130)
90 Day Eurodollar	72	CME	17,371,079 USD	03/18/24	(92,521)
90 Day Eurodollar	184	CME	44,616,627 USD	06/17/24	(53,973)
90 Day Eurodollar	2	CME	490,845 USD	09/16/24	5,070
90 Day Eurodollar	8	CME	1,958,154 USD	03/17/25	14,554
90 Day Eurodollar	8	CME	1,948,292 USD	06/16/25	4,992
90 Day Eurodollar	5	CME	1,214,387 USD	09/15/25	199
90 Day Eurodollar	2	CME	484,895 USD	12/15/25	(555)
90 Day Eurodollar	8	CME	1,957,704 USD	03/16/26	16,704
90 Day Eurodollar	3	CME	727,442 USD	06/15/26	(133)
90 Day Eurodollar	1	CME	242,947 USD	09/14/26	497
Aluminum	6	LME	371,302 USD	09/21/22	4,515
Aluminum	2	LME	181,742 USD	12/19/22	59,342
Australian dollar Currency	24	CME	1,678,294 USD	09/19/22	19,654
Brent Crude	62	ICE	6,717,490 USD	07/29/22	(42,370)
Brent Crude	301	ICE	872,819 USD	08/25/22	234,699
Brent Crude	89	NYMEX	8,652,022 USD	10/31/22	(299,598)
Brent Crude	1	ICE	70,839 USD	10/31/22	(29,741)
British Pound Currency	25	CME	1,948,587 USD	09/19/22	42,493
California Carbon Allowance Vintage Specific 2022	2,831	ICE	86,406,035 USD	12/23/22	(2,175,955)
California Carbon Allowance Vintage Specific 2023	1,720	ICE	48,442,084 USD	03/28/23	(6,202,316)
California Carbon Allowance Vintage Specific 2023	870	ICE	29,946,225 USD	12/22/23	983,925

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Canadian Dollar Currency	18	CME	1,388,575 USD	09/20/22	$(10,025)
CBOE Volatility Index	59	CFE	1,728,286 USD	07/20/22	43,110
CBOE Volatility Index	3	CFE	88,294 USD	09/21/22	(294)
CBOE Volatility Index	125	CFE	3,622,638 USD	10/19/22	(99,736)
CBOE Volatility Index	83	CFE	2,422,085 USD	11/16/22	(27,893)
Cocoa	3,407	ICE	85,309,684 USD	12/14/22	4,223,084
Coffee ‘C’	164	ICE	13,874,688 USD	09/20/22	(276,462)
Copper	401	COMEX	37,853,494 USD	12/28/22	545,456
Corn	10	CBOT	333,241 USD	12/14/22	23,366
Cotton No.2	212	ICE	10,066,471 USD	03/09/23	19,791
DAX Index	6	Eurex	1,994,918 EUR	09/16/22	83,069
DJIA mini E-CBOT	5	CBOT	767,359 USD	09/16/22	(2,166)
Dominion Sp	120	ICE	1,418 USD	07/05/22	339,772
E-mini Russell 2000	621	CME	58,603,633 USD	09/16/22	5,570,233
Eastern Gas-South Natural Gas Index	1	ICE	18,667 USD	07/01/22	3,254
Eastern Gas-South Natural Gas Index	1	ICE	18,667 USD	07/04/22	4,104
Euro BTP	4	Eurex	487,218 EUR	09/08/22	(5,514)
Euro FX	160	CME	21,359,729 USD	09/19/22	283,729
Euro OAT	5	Eurex	697,714 EUR	09/08/22	5,307
Euro Stoxx 50	52	Eurex	1,812,510 EUR	09/16/22	24,301
Euro-Bund	18	Eurex	2,644,940 EUR	09/08/22	(34,687)
Euro-BUXL 30- Year Bonds	6	Eurex	941,157 EUR	09/08/22	(42,131)
Gasoline RBOB	6	NYMEX	917,868 USD	07/29/22	26,720
Globex Natural Gas	52	NYMEX	4,081,911 USD	08/26/22	1,278,071
Globex Natural Gas	14	NYMEX	578,176 USD	10/26/22	(194,624)
Globex Natural Gas	3	NYMEX	263,995 USD	11/25/22	94,255
Globex Natural Gas	93	NYMEX	6,200,240 USD	12/27/22	852,740
Globex Natural Gas	32	NYMEX	2,035,145 USD	02/23/23	431,305
Globex Natural Gas	9	NYMEX	412,185 USD	03/28/23	22,035
Globex Natural Gas	9	NYMEX	412,185 USD	04/25/23	28,965
Globex Natural Gas	9	NYMEX	412,185 USD	05/25/23	23,205
Globex Natural Gas	9	NYMEX	412,185 USD	06/27/23	17,445
Globex Natural Gas	9	NYMEX	412,185 USD	07/26/23	16,545
Globex Natural Gas	9	NYMEX	412,185 USD	08/28/23	17,805
Globex Natural Gas	64	NYMEX	2,931,090 USD	09/26/23	97,810
Globex Natural Gas	49	NYMEX	2,351,916 USD	10/26/23	91,056
Globex Natural Gas	49	NYMEX	2,351,916 USD	11/27/23	(38,304)
Globex Natural Gas	11	NYMEX	384,981 USD	12/26/23	(166,559)
Globex Natural Gas	11	NYMEX	384,981 USD	01/26/24	(151,489)
Globex Natural Gas	11	NYMEX	384,981 USD	02/26/24	(119,479)
Globex Natural Gas	20	NYMEX	779,966 USD	03/25/24	(40,034)
Globex Natural Gas	20	NYMEX	779,966 USD	04/25/24	(32,234)
Globex Natural Gas	20	NYMEX	779,966 USD	05/28/24	(46,034)
Globex Natural Gas	20	NYMEX	779,966 USD	06/25/24	(59,634)
Globex Natural Gas	20	NYMEX	779,966 USD	07/26/24	(61,234)
Globex Natural Gas	20	NYMEX	779,966 USD	08/27/24	(56,034)
Globex Natural Gas	20	NYMEX	779,966 USD	09/25/24	(68,234)
Globex Natural Gas	11	NYMEX	384,981 USD	10/28/24	(100,889)
Globex Natural Gas	11	NYMEX	384,981 USD	11/25/24	(141,809)
Globex Natural Gas	26	NYMEX	1,008,155 USD	12/26/24	(273,905)
Globex Natural Gas	26	NYMEX	1,008,155 USD	01/28/25	(241,925)
Globex Natural Gas	26	NYMEX	1,008,155 USD	02/25/25	(162,625)
Globex Natural Gas	26	NYMEX	1,008,155 USD	03/26/25	(32,365)
Globex Natural Gas	26	NYMEX	1,008,155 USD	04/25/25	(20,405)
Globex Natural Gas	26	NYMEX	1,008,155 USD	05/27/25	(35,485)
Globex Natural Gas	26	NYMEX	1,008,155 USD	06/25/25	(49,785)
Globex Natural Gas	26	NYMEX	1,008,155 USD	07/28/25	(56,025)
Globex Natural Gas	26	NYMEX	1,008,155 USD	08/26/25	(53,165)
Globex Natural Gas	26	NYMEX	1,008,155 USD	09/25/25	(71,365)
Globex Natural Gas	26	NYMEX	1,008,155 USD	10/28/25	(115,825)
Globex Natural Gas	26	NYMEX	1,008,155 USD	11/24/25	(212,025)
Gold 100 OZ	2	COMEX	364,286 USD	08/29/22	2,826

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	270	ICE	6,649 USD	07/05/22	$814,354
Henry Hub	909	ICE	14,440,223 USD	09/28/22	2,148,270
Henry Hub	21	NYMEX	166,934 USD	10/26/22	(122,866)
Henry Hub	21	NYMEX	166,934 USD	11/25/22	(130,111)
Henry Hub	153	NYMEX	1,746,045 USD	12/27/22	(453,330)
Henry Hub	98	NYMEX	752,559 USD	01/26/23	(610,131)
Henry Hub	254	NYMEX	2,862,786 USD	02/23/23	(319,834)
Henry Hub	87	NYMEX	1,212,324 USD	03/28/23	269,461
Henry Hub	381	ICE	4,719,267 USD	03/29/23	590,179
Henry Hub	87	NYMEX	1,212,324 USD	04/25/23	286,209
Henry Hub	357	ICE	4,417,038 USD	04/26/23	616,773
Henry Hub	87	NYMEX	1,212,324 USD	05/25/23	272,289
Henry Hub	351	ICE	4,341,293 USD	05/26/23	548,738
Henry Hub	87	NYMEX	1,212,324 USD	06/27/23	258,369
Henry Hub	357	ICE	4,417,038 USD	06/28/23	502,533
Henry Hub	87	NYMEX	1,212,324 USD	07/26/23	256,194
Henry Hub	357	ICE	4,417,038 USD	07/27/23	493,608
Henry Hub	87	NYMEX	1,212,324 USD	08/28/23	259,239
Henry Hub	351	ICE	4,341,293 USD	08/29/23	496,088
Henry Hub	87	NYMEX	1,212,324 USD	09/26/23	249,451
Henry Hub	1,043	ICE	10,346,808 USD	09/27/23	(1,196,594)
Henry Hub	86	NYMEX	537,769 USD	10/26/23	(454,241)
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(511,001)
Henry Hub	441	ICE	5,567,239 USD	12/27/23	39,304
Henry Hub	1,093	ICE	12,029,049 USD	01/29/24	(1,297,353)
Henry Hub	1,127	ICE	12,336,261 USD	02/27/24	(584,794)
Henry Hub	170	NYMEX	1,109,124 USD	03/25/24	(633,376)
Henry Hub	656	ICE	8,162,426 USD	03/26/24	1,438,426
Henry Hub	170	NYMEX	1,109,124 USD	04/25/24	(616,801)
Henry Hub	681	ICE	8,401,819 USD	04/26/24	1,487,967
Henry Hub	170	NYMEX	1,109,124 USD	05/28/24	(646,126)
Henry Hub	656	ICE	8,162,426 USD	05/29/24	1,389,226
Henry Hub	170	NYMEX	1,109,124 USD	06/25/24	(675,026)
Henry Hub	681	ICE	8,401,819 USD	06/26/24	1,254,724
Henry Hub	170	NYMEX	1,109,124 USD	07/26/24	(678,426)
Henry Hub	681	ICE	8,401,819 USD	07/29/24	1,241,104
Henry Hub	170	NYMEX	1,109,124 USD	08/27/24	(667,376)
Henry Hub	656	ICE	8,162,426 USD	08/28/24	1,307,226
Henry Hub	170	NYMEX	1,109,124 USD	09/25/24	(693,301)
Henry Hub	681	ICE	8,401,819 USD	09/26/24	1,181,517
Henry Hub	1,170	ICE	12,574,861 USD	10/29/24	(344,864)
Henry Hub	1,189	ICE	12,741,540 USD	11/26/24	(1,493,762)
Henry Hub	6	NYMEX	59,695 USD	12/26/24	(14,270)
Henry Hub	155	ICE	1,724,472 USD	12/27/24	(186,291)
Henry Hub	6	NYMEX	59,695 USD	01/28/25	(12,425)
Henry Hub	140	ICE	1,557,588 USD	01/29/25	(125,212)
Henry Hub	6	NYMEX	59,695 USD	02/25/25	(7,850)
Henry Hub	155	ICE	1,724,472 USD	02/26/25	(20,441)
Henry Hub	6	NYMEX	59,695 USD	03/26/25	(335)
Henry Hub	150	ICE	1,668,844 USD	03/27/25	168,094
Henry Hub	6	NYMEX	59,695 USD	04/25/25	355
Henry Hub	155	ICE	1,724,472 USD	04/28/25	191,522
Henry Hub	6	NYMEX	59,695 USD	05/27/25	(515)
Henry Hub	150	ICE	1,668,844 USD	05/28/25	163,594
Henry Hub	6	NYMEX	59,695 USD	06/25/25	(1,340)
Henry Hub	155	ICE	1,724,472 USD	06/26/25	147,734
Henry Hub	6	NYMEX	59,695 USD	07/28/25	(1,700)
Henry Hub	155	ICE	1,724,472 USD	07/29/25	138,434
Henry Hub	6	NYMEX	59,695 USD	08/26/25	(1,535)
Henry Hub	150	ICE	1,668,844 USD	08/27/25	138,094
Henry Hub	6	NYMEX	59,695 USD	09/25/25	(2,585)
Henry Hub	155	ICE	1,724,472 USD	09/26/25	115,572

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	6	NYMEX	59,695 USD	10/28/25	$(5,150)
Henry Hub	150	ICE	1,668,844 USD	10/29/25	47,719
Henry Hub	6	NYMEX	59,695 USD	11/24/25	(10,700)
Henry Hub	155	ICE	1,724,472 USD	11/25/25	(94,066)
ICE 3 Month Sonia	440	ICE	106,469,516 GBP	03/14/23	(447,947)
ICE 3 Month Sonia	134	ICE	32,395,742 GBP	12/19/23	(169,762)
ICE 3 Month Sonia	237	ICE	57,226,990 GBP	03/19/24	(439,503)
ICE 3 Month Sonia	6	ICE	1,451,078 GBP	06/18/24	(9,522)
ICE 3 Month Sonia	257	ICE	62,203,734 GBP	09/17/24	(410,493)
Japan 10- Year Bonds	11	OSE	1,608,580,000 JPY	09/12/22	(192,585)
japan Yen Currency	39	CME	3,641,117 USD	09/19/22	26,061
Lean Hogs	91	CME	3,923,014 USD	08/12/22	206,574
Live Cattle	374	CME	20,859,521 USD	10/31/22	98,781
Long Gilt	15	ICE	1,741,896 GBP	09/28/22	39,192
Low Sulphar Gasoil	56	ICE	7,063,480 USD	08/11/22	769,080
Low Sulphar Gasoil	11	ICE	1,307,887 USD	10/12/22	116,862
Malin Basis	62	ICE	22,529 USD	07/05/22	21,646
Malin Index	90	ICE	5,359 USD	07/05/22	(346,834)
Malin Index	62	ICE	6,921 USD	08/02/22	(137,462)
Mexican Peso Currency	4	CME	97,234 USD	09/19/22	(686)
NASDAQ 100 E-Mini	11	CME	2,650,002 USD	09/16/22	113,512
Natural Gas	329	NYMEX	22,463,227 USD	07/27/22	4,618,267
Natural Gas	24	NYMEX	862,279 USD	07/27/22	(439,481)
Natural Gas	21	NYMEX	155,400 USD	07/27/22	(129,360)
Natural Gas	10	ICE	993,572 EUR	07/28/22	(85,526)
Natural Gas	163	NYMEX	11,178,091 USD	08/29/22	2,389,132
Natural Gas	345	NYMEX	26,522,257 USD	08/29/22	7,919,857
Natural Gas	21	NYMEX	155,400 USD	08/29/22	(127,680)
Natural Gas	45	NYMEX	1,616,773 USD	09/28/22	(817,277)
Natural Gas	21	NYMEX	155,400 USD	09/28/22	(128,572)
Natural Gas	21	NYMEX	155,400 USD	10/27/22	(134,400)
Natural Gas	178	NYMEX	7,428,894 USD	10/27/22	(2,396,706)
Natural Gas	6	NYMEX	434,289 USD	10/27/22	103,089
Natural Gas	157	NYMEX	5,612,430 USD	11/28/22	(3,270,630)
Natural Gas	21	NYMEX	155,400 USD	11/28/22	(141,645)
Natural Gas	6	NYMEX	424,539 USD	11/28/22	85,059
Natural Gas	1	NYMEX	6,769 USD	12/28/22	(7,606)
Natural Gas	397	NYMEX	29,415,066 USD	12/28/22	6,587,566
Natural Gas	32	NYMEX	1,132,095 USD	01/27/23	(647,745)
Natural Gas	4	NYMEX	27,101 USD	01/27/23	(28,519)
Natural Gas	66	NYMEX	2,739,136 USD	02/24/23	(568,784)
Natural Gas	1	NYMEX	6,769 USD	02/24/23	(5,761)
Natural Gas	2	NYMEX	13,546 USD	03/29/23	(8,129)
Natural Gas	181	NYMEX	7,583,720 USD	03/29/23	(262,630)
Natural Gas	1	NYMEX	6,769 USD	04/26/23	(3,876)
Natural Gas	58	NYMEX	2,663,247 USD	04/26/23	193,607
Natural Gas	2	NYMEX	13,546 USD	05/26/23	(8,064)
Natural Gas	70	NYMEX	3,247,866 USD	05/26/23	222,466
Natural Gas	1	NYMEX	6,769 USD	06/28/23	(4,196)
Natural Gas	42	NYMEX	2,428,826 USD	06/28/23	586,706
Natural Gas	87	NYMEX	5,132,850 USD	07/27/23	1,308,330
Natural Gas	1	NYMEX	6,769 USD	07/27/23	(4,221)
Natural Gas	5	NYMEX	201,491 USD	07/27/23	(18,309)
Natural Gas	2	NYMEX	13,546 USD	08/29/23	(8,364)
Natural Gas	91	NYMEX	3,895,899 USD	08/29/23	(91,721)
Natural Gas	1	NYMEX	6,778 USD	09/27/23	(4,290)
Natural Gas	183	NYMEX	10,741,785 USD	09/27/23	2,640,375
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(9,515)
Natural Gas	19	NYMEX	570,517 USD	10/27/23	(306,143)
Natural Gas	1	NYMEX	6,778 USD	11/28/23	(5,417)
Natural Gas	19	NYMEX	570,517 USD	11/28/23	(356,303)
Natural Gas	11	NYMEX	451,291 USD	02/27/24	(53,169)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	16	NYMEX	629,902 USD	03/26/24	$(26,098)
Natural Gas	141	NYMEX	5,123,357 USD	12/29/25	(1,722,193)
Natural Gas	28	NYMEX	1,249,950 USD	12/29/25	(109,450)
Natural Gas	53	ICE	592,631 USD	01/27/26	(32,106)
Natural Gas	141	NYMEX	5,123,357 USD	01/28/26	(1,524,793)
Natural Gas	28	NYMEX	1,249,550 USD	01/28/26	(70,650)
Natural Gas	53	ICE	592,631 USD	02/24/26	3,669
Natural Gas	141	NYMEX	5,123,357 USD	02/25/26	(1,144,093)
Natural Gas	28	NYMEX	1,249,550 USD	02/25/26	4,950
Natural Gas	141	NYMEX	5,123,357 USD	03/27/26	(382,693)
Natural Gas	28	NYMEX	1,249,950 USD	03/27/26	156,550
Natural Gas	53	ICE	592,631 USD	03/29/26	75,219
Natural Gas	141	NYMEX	5,123,357 USD	04/28/26	(338,983)
Natural Gas	53	ICE	592,631 USD	04/28/26	79,326
Natural Gas	28	NYMEX	1,249,550 USD	04/28/26	164,830
Natural Gas	53	ICE	592,631 USD	05/26/26	70,051
Natural Gas	141	NYMEX	5,123,357 USD	05/27/26	(437,683)
Natural Gas	28	NYMEX	1,249,950 USD	05/27/26	145,630
Natural Gas	141	NYMEX	5,123,357 USD	06/26/26	(527,923)
Natural Gas	28	NYMEX	1,249,550 USD	06/26/26	127,310
Natural Gas	53	ICE	592,631 USD	06/28/26	61,571
Natural Gas	53	ICE	592,631 USD	07/28/26	59,054
Natural Gas	141	NYMEX	5,123,357 USD	07/29/26	(554,713)
Natural Gas	28	NYMEX	1,249,550 USD	07/29/26	121,990
Natural Gas	141	NYMEX	5,123,357 USD	08/27/26	(549,073)
Natural Gas	53	ICE	592,631 USD	08/27/26	59,584
Natural Gas	28	NYMEX	1,249,950 USD	08/27/26	123,510
Natural Gas	141	NYMEX	5,123,357 USD	09/28/26	(635,083)
Natural Gas	53	ICE	592,631 USD	09/28/26	51,501
Natural Gas	28	NYMEX	1,249,550 USD	09/28/26	106,030
Natural Gas	53	ICE	592,631 USD	10/27/26	27,386
Natural Gas	141	NYMEX	5,123,357 USD	10/28/26	(891,703)
Natural Gas	28	NYMEX	1,249,550 USD	10/28/26	55,070
Natural Gas	141	NYMEX	5,123,357 USD	11/25/26	(1,390,843)
Natural Gas	28	NYMEX	1,249,550 USD	11/25/26	(44,050)
Natural Gas	53	ICE	592,631 USD	11/26/26	(19,519)
Natural Gas	53	ICE	592,631 USD	12/29/26	(40,719)
Nickel	3	LME	440,719 USD	09/21/22	32,101
Nwp Rockies	30	ICE	49,849 USD	11/02/22	37,099
Nwp Rockies	31	ICE	51,510 USD	12/02/22	(21,340)
Nwp Rockies	31	ICE	51,510 USD	01/04/23	(46,333)
Nwp Rockies	28	ICE	46,526 USD	02/02/23	(38,349)
Nwp Rockies	31	ICE	51,510 USD	03/02/23	42,598
NY Harbor ULSD	23	NYMEX	4,091,796 USD	07/29/22	391,533
NY Harbor ULSD	59	NYMEX	6,796,823 USD	05/31/23	(981,867)
Palladium	2	NYMEX	377,896 USD	09/28/22	(5,324)
PGE CG Basis	31	ICE	73,598 USD	10/04/22	(31,608)
Platinum	20	NYMEX	904,977 USD	10/27/22	9,677
S+P MID 400 EMINI FUT Sep22	4	CME	921,994 USD	09/16/22	14,794
S+P500 EMINI FUT Sep22	7	CME	1,364,896 USD	09/16/22	38,571
Silver	12	COMEX	1,260,602 USD	09/28/22	39,482
Soyabean	287	CBOT	11,520,354 USD	12/14/22	(151,936)
Soybean	156	CBOT	11,093,560 USD	01/13/23	(311,990)
Soybean Oil	462	CBOT	18,804,664 USD	01/13/23	1,000,108
Sugar 11	166	ICE	3,486,493 USD	09/30/22	46,973
Swiss Franc Currency	12	CME	1,543,556 USD	09/19/22	(37,969)
U.S. Treasury 10-Year Note	289	CBOT	33,737,590 USD	09/21/22	(517,942)
U.S. Treasury 2-Year Note	43	CBOT	9,033,697 USD	09/30/22	3,025
U.S. Treasury 5-Year Note	316	CBOT	35,729,609 USD	09/30/22	258,609
U.S. Treasury Long Bond	49	CBOT	6,842,484 USD	09/21/22	49,859
VSTOXX	35	Eurex	96,097 EUR	07/20/22	(6,579)
Waha Gas	31	ICE	98,065 USD	07/05/22	(25,990)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Waha Gas	155	ICE	609,673 USD	10/04/22	$(107,861)
Waha Gas Basis	180	ICE	797,093 USD	11/02/22	217,718
Wheat	149	CBOT	8,090,245 USD	09/14/22	1,504,445
WTI Crude	60	NYMEX	6,526,590 USD	07/20/22	180,990
Zinc	3	LME	258,251 USD	09/21/22	21,195

					$18,347,545

Total Futures Contracts Outstanding					$8,157,103

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2022

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	500,000	USD	101,517	State Street Bank and Trust Company	07/05/22	$(5,977)
CLP	90,000,000	USD	101,294	State Street Bank and Trust Company	09/21/22	(4,784)
CNH	243,874,750	USD	36,500,000	Goldman Sachs & Co.	04/26/23	(7,252)
CNY	61,282,000	USD	9,185,842	State Street Bank and Trust Company	09/19/22	(29,259)
COP	2,000,000,000	USD	496,508	State Street Bank and Trust Company	09/19/22	(20,732)
CZK	14,300,000	USD	599,185	State Street Bank and Trust Company	09/19/22	638
EUR	1,197,394	USD	1,253,430	JPMorgan Chase Bank, N.A.	07/15/22	2,178
GBP	1,339,000	USD	1,643,598	State Street Bank and Trust Company	09/21/22	(11,194)
HKD	4,950,000	USD	632,689	State Street Bank and Trust Company	09/19/22	(436)
HUF	285,000,000	USD	774,899	State Street Bank and Trust Company	09/19/22	(30,750)
IDR	75,300,000,000	USD	5,199,475	State Street Bank and Trust Company	09/19/22	(150,301)
ILS	350,000	USD	101,940	State Street Bank and Trust Company	09/19/22	(1,155)
INR	70,800,000	USD	895,195	State Street Bank and Trust Company	09/19/22	(3,830)
KRW	2,724,100,000	USD	2,161,043	State Street Bank and Trust Company	09/19/22	(55,394)
MXN	5,300,000	USD	265,498	State Street Bank and Trust Company	09/19/22	(5,582)
MXN	239,165	USD	11,543	Citibank N.A.	09/21/22	181
NOK	22,286,666	USD	2,366,516	State Street Bank and Trust Company	09/19/22	(99,940)
PEN	770,000	USD	201,034	State Street Bank and Trust Company	09/19/22	(1,444)
PHP	319,700,000	USD	5,964,749	State Street Bank and Trust Company	09/19/22	(156,610)
PLN	13,800,000	USD	3,175,432	State Street Bank and Trust Company	09/19/22	(127,562)
SEK	41,990,727	USD	4,213,201	State Street Bank and Trust Company	09/19/22	(95,148)
SGD	3,100,000	USD	2,242,450	State Street Bank and Trust Company	09/19/22	(10,035)
ZAR	1,600,000	USD	99,509	State Street Bank and Trust Company	09/19/22	(1,915)
USD	14,424,241	AUD	20,932,000	State Street Bank and Trust Company	08/16/22	(28,915)
USD	9,050,377	AUD	12,567,419	State Street Bank and Trust Company	09/19/22	370,407
USD	97,280	BRL	500,000	State Street Bank and Trust Company	07/05/22	1,741
USD	94,744	BRL	500,000	State Street Bank and Trust Company	08/02/22	19
USD	3,662,415	CHF	3,535,000	State Street Bank and Trust Company	09/19/22	(60,642)
USD	322,568	CLP	282,000,000	State Street Bank and Trust Company	09/21/22	20,169
USD	78,500,000	CNH	518,597,650	Goldman Sachs & Co.	04/26/23	898,472
USD	2,439,462	CNY	16,400,000	State Street Bank and Trust Company	09/19/22	(10,980)
USD	1,484,314	COP	5,725,000,000	State Street Bank and Trust Company	09/19/22	122,404
USD	1,666,350	CZK	39,100,000	State Street Bank and Trust Company	09/19/22	26,273
USD	481,967	EUR	458,470	JPMorgan Chase Bank, N.A.	07/15/22	1,207
USD	632,263	EUR	598,924	Morgan Stanley Capital Services, Inc.	07/15/22	4,220
USD	148,372	EUR	140,000	Goldman Sachs International	07/15/22	1,566
USD	172,152	EUR	158,000	Citibank N.A.	08/01/22	6,283
USD	3,512,501	EUR	3,226,000	State Street Bank and Trust Company	07/25/22	127,406
USD	203,168	EUR	191,000	Citibank N.A.	08/19/22	2,392
USD	22,038,129	GBP	18,033,000	State Street Bank and Trust Company	09/21/22	53,713
USD	1,261,680	GBP	1,000,000	Citibank N.A.	09/01/22	43,063
USD	79,118	HKD	619,000	State Street Bank and Trust Company	09/19/22	54
USD	1,367,362	HUF	513,000,000	State Street Bank and Trust Company	09/19/22	27,894
USD	398,732	IDR	6,000,000,000	State Street Bank and Trust Company	09/19/22	(3,593)
USD	1,695,120	ILS	5,735,000	State Street Bank and Trust Company	09/19/22	43,685
USD	893,459	INR	70,300,000	State Street Bank and Trust Company	09/19/22	8,389
USD	1,887,084	MXN	39,437,216	Citibank N.A.	09/21/22	(46,202)
USD	398,408	MXN	8,000,000	State Street Bank and Trust Company	09/19/22	6,082
USD	1,467,498	NOK	14,500,000	State Street Bank and Trust Company	09/19/22	(7,167)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	238,417	PEN	900,000	State Street Bank and Trust Company	09/19/22	$5,129
USD	505,720	PHP	28,000,000	State Street Bank and Trust Company	09/19/22	(2,969)
USD	287,565	PLN	1,300,000	State Street Bank and Trust Company	09/19/22	447
USD	991,149	SEK	10,100,000	State Street Bank and Trust Company	09/19/22	637
USD	2,923,010	SGD	4,022,500	State Street Bank and Trust Company	09/19/22	26,271
USD	1,361,300	THB	47,100,000	State Street Bank and Trust Company	09/19/22	24,227
USD	79,723	TRY	1,600,000	State Street Bank and Trust Company	09/19/22	(10,075)
USD	5,420,000	TRY	87,321,620	Morgan Stanley Capital Services, Inc.	08/08/22	315,641
USD	5,420,000	TRY	89,099,380	Morgan Stanley Capital Services, Inc.	08/09/22	216,358
USD	9,949,613	TWD	290,600,000	State Street Bank and Trust Company	09/19/22	144,616
USD	1,887,084	ZAR	30,451,301	Citibank N.A.	09/21/22	29,998
USD	1,416,228	ZAR	22,200,000	State Street Bank and Trust Company	09/19/22	62,100
USD	15,137,949	ZAR	236,568,294	Standard Chartered Bank	09/21/22	710,732

Total Forward Foreign Currency Exchange Contracts Outstanding						$2,314,749

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2022

Reference Obligation	Financing Fee		Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.37	1.00%		3M	06/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	1,850,000 USD	$(185,227)	$(122,470)	$(62,757)
CDX.NA.HY.34	5.00%		3M	06/20/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	364 USD	—	9	(9)
CDX.NA.HY.38	5.00%		3M	06/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	1,113,750 USD	(33,829)	63,929	(97,758)
CDX.NA.IG.38	1.00%		3M	06/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	42,500,000 USD	(24,434)	387,549	(411,983)
iTraxx Europe Crossover Series 37	5.00%		3M	06/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	1,700,000 EUR	(55,370)	100,176	(155,546)
iTraxx Europe Main Series 37	(1.00%	)	3M	06/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	37,700,000 EUR	(349,207)	201,690	(550,897)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)								$(648,067)	$630,883	$(1,278,950)

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of China	(1.00)%	3M	6/20/2027	Citigroup Global Markets, Inc.	8,550,000 USD	$(55,740)	$(71,302)	$15,562
Republic of China	1.00%	3M	6/20/2023	Citigroup Global Markets, Inc.	13,600,000 USD	(94,121)	(128,116)	33,995
Republic of China	(1.00)%	3M	6/20/2023	Citigroup Global Markets, Inc.	7,000,000 USD	(48,445)	(66,404)	17,959
Republic of Hungary	(1.00)%	3M	6/20/2027	Goldman Sachs International	8,400,000 USD	247,919	189,742	58,177
Republic of South Africa	(1.00)%	3M	6/20/2027	Goldman Sachs International	20,500,000 USD	1,893,502	1,628,174	265,328
Republic of Turkey	(1.00)%	3M	6/20/2027	Morgan Stanley Capital Services LLC	1,578,000 USD	424,866	387,399	37,467
Republic of Turkey	1.00%	3M	6/20/2027	Morgan Stanley Capital Services LLC	1,588,000 USD	427,558	384,215	43,343

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	(1.00)%	3M	6/20/2027	Goldman Sachs International	2,650,000 USD	$713,494	$649,011	$64,483
Republic of Turkey	(1.00)%	3M	6/20/2027	Goldman Sachs International	1,300,000 USD	350,017	265,424	84,593

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$3,859,050	$3,238,143	$620,907

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at June 30, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	1.00%	3M	12/20/2026	Morgan Stanley & Co. LLC	NR	14,682,000 USD	$(2,866,466)	$(2,039)	$(2,864,427)
Republic of Argentina	(5.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	NR	3,774,000 USD	(2,645,731)	(1,896,435)	(749,296)
Republic of Oman	(1.00)%	3M	12/20/2026	Morgan Stanley Capital Services LLC	NR	4,058,000 USD	(259,586)	(285,733)	26,147
Republic of Oman	(1.00)%	3M	12/20/2026	Morgan Stanley Capital Services LLC	NR	3,490,000 USD	(223,252)	(237,235)	13,983
Republic of Oman	(1.00)%	3M	12/20/2026	JPMorgan Chase Bank, N.A.	NR	2,642,000 USD	(169,006)	(181,699)	12,693
Republic of Turkey	1.00%	3M	6/20/2027	Morgan Stanley & Co. LLC	NR	7,549,000 USD	(2,032,518)	(11,324)	(2,021,194)
Republic of Ukraine	(1.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	NR	4,058,000 USD	(3,164,362)	(551,897)	(2,612,465)
Republic of Ukraine	(5.00)%	3M	12/20/2026	Morgan Stanley & Co. LLC	NR	6,088,000 USD	(4,589,241)	(33,822)	(4,555,419)

Total OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)							$(15,950,162)	$(3,200,184)	$(12,749,978)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	7,363,000 USD	$1,283,525	$71,578	$1,211,947
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	5,645,000 USD	984,042	453,501	530,541
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,102,000 USD	192,102	374,805	(182,703)
CMBX.NA.BBB-.8	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	69,000 USD	11,916	14,170	(2,254)
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs Bank USA	38,000 USD	423	351	72
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs Bank USA	38,000 USD	423	427	(4)
CMBX.NA.BBB-.9	3.00%	1M	9/17/2058	Credit Suisse International	10,000 USD	1,714	593	1,121
CMBX.NA.BBB-.9	3.00%	1M	9/17/2058	Goldman Sachs International	177,000 USD	30,342	5,121	25,221

Total OTC Credit Default Swaps on Index (Buy Protection)						$2,504,487	$920,546	$1,583,941

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2022

Reference Obligation	Financing Fee		Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00%	)	1M	11/17/59	Goldman Sachs Bank USA	BBB-	1,096,000 USD	$(191,056)	$(30,005)	$(161,051)
CMBX.NA.BBB-.10	(3.00%	)	1M	11/17/59	Goldman Sachs International	BBB-	18,066,000 USD	(3,149,282)	(682,643)	(2,466,639)
CMBX.NA.BBB-.11	3.00%		1M	11/19/54	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(1,208,198)	(620,026)	(588,172)
CMBX.NA.BBB-.8	2.00%		1M	10/17/57	Goldman Sachs Bank USA	NR	246,000 USD	(2,737)	(941)	(1,796)
CMBX.NA.BBB-.8	(2.00%	)	1M	10/17/57	Goldman Sachs Bank USA	BBB-	100,000 USD	(1,113)	(1,537)	424
CMBX.NA.BBB-.8	2.00%		1M	10/17/57	Goldman Sachs Bank USA	BBB-	132,000 USD	(1,469)	(1,374)	(95)
CMBX.NA.BBB-.8	2.00%		1M	10/17/57	Goldman Sachs International	BBB-	398,000 USD	(4,428)	(5,212)	784
CMBX.NA.BBB-.8	3.00%		1M	10/17/57	Credit Suisse International	BBB-	286,000 USD	(49,393)	(20,492)	(28,901)
CMBX.NA.BBB-.8	(3.00%	)	1M	10/17/57	Goldman Sachs International	BBB-	1,294,000 USD	(223,478)	(72,380)	(151,098)
CMBX.NA.BBB-.8	(3.00%	)	1M	10/17/57	Goldman Sachs International	BBB-	232,000 USD	(40,067)	(5,855)	(34,212)
CMBX.NA.BBB-.8	(3.00%	)	1M	10/17/57	J.P. Morgan Securities LLC	BBB-	2,160,000 USD	(373,039)	(114,149)	(258,890)
CMBX.NA.BBB-.9	(3.00%	)	1M	09/17/58	J.P. Morgan Securities LLC	BBB-	187,000 USD	(32,056)	(962)	(31,094)

Total OTC Credit Default Swaps on Index (Sell Protection)								$(5,276,316)	$(1,555,576)	$(3,720,740)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at June 30, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
360 Security Technology, Inc.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	71,658 USD	$1,269
360 Security Technology, Inc.	01/26/24	M	1.97%	Credit Suisse International	35,794 USD	605
A O Smith Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	152,524 USD	1,290
AbbVie, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	659,577 USD	20,760
Academy of Environment Planning and Design Co., Ltd. Nanjing University	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	18,626 USD	(117)
Academy of Environment Planning and Design Co., Ltd. Nanjing University	01/26/24	M	1.97%	Credit Suisse International	5,871 USD	(5)
Accelink Technologies Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,068 USD	184
Accelink Technologies Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,788 USD	101
Accenture PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	27,990 USD	(503)
Activision Blizzard, Inc.	01/22/24	M	2.07%	JPMorgan Chase Bank, N.A.	11,584,012 USD	275,701
ADAMA Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	268,457 USD	542
ADAMA Ltd.	01/26/24	M	1.97%	Credit Suisse International	125,617 USD	290

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Advance Auto Parts, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	32,972 USD	$261
AECC Aero-Engine Control Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,759 USD	(67)
AECC Aero-Engine Control Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,322 USD	172
Affiliated Managers Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,764 USD	(33)
AGNC Investment Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,136 USD	37
Alamos Gold, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	319,108 USD	(14,327)
Alaska Air Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	29,977 USD	(340)
Albemarle Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,017,833 USD	(34,582)
Alcon, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	36,567 USD	1,314
Alight, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	26,241 USD	286
Align Technology, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	23,722 USD	655
Alleghany Corp.	03/25/24	M	2.07%	JPMorgan Chase Bank, N.A.	864,704 USD	3,387
Allegiant Travel Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	357,255 USD	788
Allegion plc	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,582,635 USD	62,525
Alliant Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	33,519 USD	2,058
Allmed Medical Products Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	531,762 USD	332
Allmed Medical Products Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	227,184 USD	358
Allscripts Healthcare Solutions, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,586,898 USD	(38,112)
Allwin Telecommunication Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	80,773 USD	21,953
Allwin Telecommunication Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	33,595 USD	9,149
Ally Financial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	966,751 USD	9,027
Alnylam Pharmaceuticals, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,472,942 USD	72,484
Alpha Metallurgical Resources, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	470,015 USD	(47,244)
Amedisys, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	157,527 USD	(11,725)
American Eagle Outfitters, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	19,945 USD	(984)
American International Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	608,795 USD	1,033
Ameriprise Financial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,574,012 USD	(26,715)
AMETEK, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,678,874 USD	38,816
Amlogic Shanghai Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	378,299 USD	26,045
Amlogic Shanghai Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	177,945 USD	12,157
Amphenol Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,372,239 USD	(44)
An Hui Wenergy Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	100,820 USD	(5,038)
An Hui Wenergy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	42,208 USD	(2,095)
An Hui Wenergy Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	617,978 USD	(29,935)
An Hui Wenergy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	275,392 USD	(13,198)
Analog Devices, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	29,225 USD	(445)
Anfu CE Link Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	241,419 USD	10,443
Anfu CE Link Ltd.	01/26/24	M	1.97%	Credit Suisse International	111,848 USD	4,875
Anhui Anke Biotechnology Group Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,661 USD	(53)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Anke Biotechnology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,611 USD	$(23)
Anhui Coreach Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	20,182 USD	(248)
Anhui Coreach Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	8,377 USD	(96)
Anhui Guangxin Agrochemical Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	368,641 USD	5,274
Anhui Guangxin Agrochemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	158,203 USD	2,178
Anhui Gujing Distillery Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	226,842 USD	15,572
Anhui Gujing Distillery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	131,357 USD	9,802
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd.	05/21/24	M	1.97%	JPMorgan Chase Bank, N.A.	80,040 USD	6,580
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	42,186 USD	3,485
Anhui Huilong Agricultural Means of Production Co., Ltd.	05/21/24	M	1.97%	JPMorgan Chase Bank, N.A.	116,594 USD	1,030
Anhui Huilong Agricultural Means of Production Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	62,920 USD	524
Anhui Jinhe Industrial Co., Ltd.	03/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	432,524 USD	41,276
Anhui Jinhe Industrial Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	229,375 USD	20,852
Anhui Korrun Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,714 USD	141
Anhui Korrun Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,972 USD	379
Anhui Kouzi Distillery Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,203 USD	681
Anhui Kouzi Distillery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,514 USD	366
Anhui Sinonet & Xonglong Science & Technology Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	637,879 USD	7,925
Anhui Sinonet & Xonglong Science & Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	285,762 USD	3,614
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	03/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	577,891 USD	7,398
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	300,753 USD	7,461
Anhui Xinbo Aluminum Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,629 USD	(123)
Anhui Xinbo Aluminum Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	815 USD	(62)
Anhui Xinhua Media Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	484,879 USD	(18,609)
Anhui Xinhua Media Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	209,503 USD	(8,057)
Anhui Yingjia Distillery Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	635,782 USD	56,069
Anhui Yingjia Distillery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	306,971 USD	25,818

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Zhongding Sealing Parts Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,192 USD	$(838)
Anhui Zhongding Sealing Parts Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,888 USD	(438)
Anji Microelectronics Technology Shanghai Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	36,776 USD	1,392
Anji Microelectronics Technology Shanghai Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	24,520 USD	925
Anjoy Foods Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,454 USD	53
Anker Innovations Technology Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	153,747 USD	3,773
Anker Innovations Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	65,767 USD	1,600
ANSYS, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	564,546 USD	(6,044)
Antero Resources Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	21,694 USD	(2,538)
Antong Holdings Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	29,705 USD	(831)
Antong Holdings Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	14,730 USD	(407)
Aoshikang Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	192,672 USD	(246)
Aoshikang Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	79,110 USD	(154)
Apellis Pharmaceuticals, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,373 USD	94
Apeloa Pharmaceutical Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,414 USD	219
Apeloa Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,509 USD	116
Appian Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	173,404 USD	13,242
Applied Materials, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	347,751 USD	(15,310)
AppLovin Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	14,822 USD	(254)
Aptargroup, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	880,935 USD	54,560
Arch Resources, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	917,116 USD	(118,102)
Arcsoft Corp., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,001 USD	718
Arcsoft Corp., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,387 USD	444
Arista Networks, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,058,590 USD	(1,015)
Armstrong World Industries, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	100,140 USD	456
Arrow Electronics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	446 USD	2
Arrowhead Pharmaceuticals, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	53,563 USD	8,090
Asana, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	74,694 USD	(2,106)
ASGN, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	496,394 USD	52,687
Asia - Potash International Investment Guangzhou Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,742 USD	24
Asia - Potash International Investment Guangzhou Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,687 USD	20
Aspen Technology, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	47,265 USD	(2,263)
Associated Banc-Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,887,983 USD	(25,847)
Assurant, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,987,309 USD	5,997
Astro-century Education & Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	39,053 USD	341
Astro-century Education & Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	16,252 USD	142

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Asymchem Laboratories Tianjin Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	566,246 USD	$12,030
Asymchem Laboratories Tianjin Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	287,641 USD	5,922
Atkore, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,004,063 USD	(26,039)
Autel Intelligent Technology Corp., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	39,441 USD	(2,068)
Autel Intelligent Technology Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	16,604 USD	(868)
Autobio Diagnostics Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,778 USD	255
Autobio Diagnostics Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,955 USD	135
Autodesk, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	9,512 USD	290
AutoNation, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,466 USD	16
AutoZone, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,129,859 USD	65,052
Avalara, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	16,965 USD	(516)
AvalonBay Communities, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	28,989 USD	(823)
Avary Holding Shenzhen Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	125,727 USD	6,046
Avary Holding Shenzhen Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	62,887 USD	3,000
Avast PLC	08/15/23	M	1.74%	JPMorgan Chase Bank, N.A.	664,714 GBP	15,309
Avcon Information Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	24,000 USD	489
Avcon Information Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,321 USD	527
AVIC Electromechanical Systems Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	129,725 USD	891
AVIC Electromechanical Systems Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	64,695 USD	428
AVICOPTER PLC	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,791 USD	(339)
AVICOPTER PLC	01/26/24	M	1.97%	Credit Suisse International	4,897 USD	(170)
Avnet, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	143,127 USD	2,279
Axon Enterprise, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,360 USD	864
Bafang Electric Suzhou Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,168 USD	(358)
Bafang Electric Suzhou Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,171 USD	(360)
Baiyang Investment Group, Inc.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	43,196 USD	(493)
Baiyang Investment Group, Inc.	01/26/24	M	1.97%	Credit Suisse International	17,989 USD	(189)
Baker Hughes Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	242,155 USD	1,046
Bank of Chengdu Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	252 USD	(4)
Bank of Chengdu Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	504 USD	(8)
Bank of Hangzhou Co., Ltd.	05/21/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,034 USD	126
Bank of Hangzhou Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,605 USD	283
Bank of Qingdao Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,530 USD	12
Bank of Qingdao Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,370 USD	9
Bank of Suzhou Co., Ltd.	05/21/24	M	1.97%	JPMorgan Chase Bank, N.A.	607,083 USD	3,983
Bank of Suzhou Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	265,066 USD	1,831
Bank of Zhengzhou Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,898 USD	(53)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bank of Zhengzhou Co., Ltd.	01/26/24	M	0.00%	Credit Suisse International	5,185 USD	$(2)
BankUnited, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	98,163 USD	(1,484)
Baotou Dongbao Bio-Tech Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	25,492 USD	1,768
Baotou Dongbao Bio-Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,453 USD	944
BBMG Corp.	01/26/24	M	1.97%	Credit Suisse International	31,088 USD	153
BBMG Corp.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	74,074 USD	366
Beacon Roofing Supply, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	189,119 USD	3,378
BECE Legend Group Co., Ltd.	02/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	67,533 USD	(808)
BECE Legend Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	99,099 USD	(1,208)
Beijing Airport High-Tech Park Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	39,957 USD	(254)
Beijing Airport High-Tech Park Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	16,697 USD	(120)
Beijing Baolande Software Corp.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	19,751 USD	(276)
Beijing Baolande Software Corp.	01/26/24	M	1.97%	Credit Suisse International	9,833 USD	(95)
Beijing Bei Mo Gao Ke Friction Material Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	193,415 USD	(7,025)
Beijing Bei Mo Gao Ke Friction Material Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	96,305 USD	(3,547)
Beijing Capital Development Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,474 USD	74
Beijing Capital Development Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,312 USD	35
Beijing Certificate Authority Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,145 USD	(104)
Beijing Certificate Authority Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	13,137 USD	(253)
Beijing Compass Technology Development Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	740,782 USD	(34,821)
Beijing Compass Technology Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	391,067 USD	(17,013)
Beijing E-Hualu Information Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,982 USD	(43)
Beijing E-Hualu Information Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,616 USD	(17)
Beijing Easpring Material Technology Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	427,003 USD	(7,306)
Beijing Easpring Material Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	188,348 USD	(3,466)
Beijing Enlight Media Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,558 USD	364
Beijing Enlight Media Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,902 USD	200
Beijing Funshine Culture Media Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	262,398 USD	12,193
Beijing Funshine Culture Media Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	125,667 USD	4,855

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Gehua CATV Network Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,748 USD	$(155)
Beijing Gehua CATV Network Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,585 USD	(79)
Beijing Hanbang Technology Corp.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	49,270 USD	796
Beijing Hanbang Technology Corp.	01/26/24	M	1.97%	Credit Suisse International	20,516 USD	339
Beijing Haohua Energy Resource Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,094 USD	(93)
Beijing Haohua Energy Resource Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	22,373 USD	(217)
Beijing Hezong Science & Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	633,006 USD	(23,038)
Beijing Hezong Science & Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	286,391 USD	(10,450)
Beijing Huafeng Test & Control Technology Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	542,698 USD	10,991
Beijing Huafeng Test & Control Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	271,121 USD	5,723
Beijing Hualian Department Store Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	153,813 USD	8,166
Beijing Hualian Department Store Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	64,789 USD	3,466
Beijing Huayuanyitong Thermal Technology Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,968 USD	(110)
Beijing Huayuanyitong Thermal Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,336 USD	(117)
Beijing Interact Technology Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	142,886 USD	2,087
Beijing Interact Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	59,750 USD	872
Beijing Jetsen Technology Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	192,281 USD	17,143
Beijing Jetsen Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	130,369 USD	11,192
Beijing Jingneng Power Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	235,763 USD	(5,068)
Beijing Jingneng Power Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	544,277 USD	(11,724)
Beijing Join-Cheer Software Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	80,639 USD	2,592
Beijing Join-Cheer Software Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	33,614 USD	1,142
Beijing Lier High-temperature Materials Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	24,074 USD	563
Beijing Lier High-temperature Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,356 USD	629
Beijing LongRuan Technologies, Inc.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,672 USD	(194)
Beijing LongRuan Technologies, Inc.	01/26/24	M	1.97%	Credit Suisse International	5,015 USD	(581)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Sanju Environmental Protection and New Material Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,934 USD	$(38)
Beijing Sanju Environmental Protection and New Material Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,120 USD	(21)
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	273 USD	5
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	546 USD	10
Beijing SDL Technology Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	49,569 USD	313
Beijing SDL Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	20,751 USD	147
Beijing SPC Environment Protection Tech Co., Ltd.	04/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	51,057 USD	149
Beijing SPC Environment Protection Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,890 USD	102
Beijing Tianyishangjia New Material Corp., Ltd.	05/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	249,254 USD	(1,137)
Beijing Tianyishangjia New Material Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	117,750 USD	(355)
Beijing Transtrue Technology, Inc.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	12,656 USD	(81)
Beijing Transtrue Technology, Inc.	01/26/24	M	1.00%	Credit Suisse International	5,293 USD	(32)
Beijing UniStrong Science & Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	74,403 USD	(1,454)
Beijing UniStrong Science & Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	33,774 USD	(688)
Beijing United Information Technology Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	22,237 USD	263
Beijing United Information Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,652 USD	135
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	730,697 USD	30,225
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	368,777 USD	16,231
Beijing Yanjing Brewery Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,085 USD	583
Beijing Yanjing Brewery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,745 USD	306
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	26,659 USD	(573)
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	38,038 USD	88

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Yuanlong Yato Culture Dissemination Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	260,965 USD	$12,348
Beijing Yuanlong Yato Culture Dissemination Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	112,309 USD	5,320
Beijing Zhong Ke San Huan High-Tech Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	574 USD	268
Beijing Zhong Ke San Huan High-Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,529 USD	715
Beijing Zhongkehaixun Digital S&T Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	39,853 USD	(473)
Beijing Zhongkehaixun Digital S&T Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	16,783 USD	(187)
BeijingHualian Hypermarket Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,654 USD	487
BeijingHualian Hypermarket Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,985 USD	532
Bestore Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	80,567 USD	4,113
Bestore Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	33,350 USD	1,719
Betta Pharmaceuticals Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,249 USD	(350)
Betta Pharmaceuticals Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,609 USD	(160)
Biem.L.Fdlkk Garment Co., Ltd.	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,014 USD	138
Biem.L.Fdlkk Garment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,123 USD	311
Bio-Rad Laboratories, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	266,525 USD	11,170
Bio-Techne Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,545,087 USD	133,053
Biogen, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,631,228 USD	(36,825)
Biohaven Pharmaceutical Holding Co., Ltd.	05/14/24	M	2.07%	JPMorgan Chase Bank, N.A.	10,030,375 USD	49,114
BioMarin Pharmaceutical, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	354,000 USD	(642)
Black Knight, Inc.	05/13/24	M	2.07%	JPMorgan Chase Bank, N.A.	15,204,538 USD	604,410
BlackBerry Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,796 USD	200
Blackline, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	285,984 USD	(6,463)
Blue Owl Capital, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	19,426 USD	(249)
Bluestar Adisseo Co.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,740 USD	(21)
Bluestar Adisseo Co.	01/26/24	M	1.00%	Credit Suisse International	1,442 USD	(11)
BOC International China Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	725,839 USD	(24,909)
BOC International China Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	302,962 USD	(10,113)
Bohai Leasing Co., Ltd.	05/28/24	M	1.97%	JPMorgan Chase Bank, N.A.	155,592 USD	(1,682)
Bohai Leasing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	73,048 USD	(761)
Boise Cascade Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	62,957 USD	400
Boot Barn Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	85,525 USD	(6,416)
Boston Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,517,918 USD	(40,537)
Brewin Dolphin Holdings PLC	04/03/24	M	1.74%	JPMorgan Chase Bank, N.A.	3,541,479 GBP	25,409
Bright Dairy & Food Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	365,792 USD	14,752
Bright Dairy & Food Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	160,925 USD	6,612
Bright Dairy & Food Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	254,939 USD	10,517

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bright Dairy & Food Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	107,772 USD	$4,485
Brightgene Bio Medical Technology Co., Ltd.	07/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	23,200 USD	(112)
Brightgene Bio Medical Technology Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	9,433 USD	(53)
Bristol-Myers Squibb Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	905,015 USD	(1,343)
Brixmor Property Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	967,760 USD	25,926
Bros Eastern Co., Ltd.	04/19/23	M	1.97%	JPMorgan Chase Bank, N.A.	153,121 USD	1,534
Bros Eastern Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	79,273 USD	582
Brother Enterprises Holding Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	474,712 USD	(2,044)
Brother Enterprises Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	199,558 USD	(831)
Brunswick Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	96,597 USD	1,212
Btg Hotels Group Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	5,183 USD	4
Bumble, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	171,713 USD	(9,344)
By-health Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	15,567 USD	280
By-health Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	8,260 USD	149
C&S Paper Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,159 USD	(52)
C&S Paper Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,766 USD	(25)
Cadence Bank	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,474,756 USD	(26,402)
California Resources Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	16,930 USD	(336)
Calix, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	532,063 USD	(2,791)
Callaway Golf Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	180,239 USD	(4,228)
Cambricon Technologies Corp., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,860 USD	(195)
Cambricon Technologies Corp., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,930 USD	(64)
CanSino Biologics, Inc.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,308 USD	(413)
CanSino Biologics, Inc.	01/26/24	M	1.97%	Credit Suisse International	6,156 USD	(208)
Capri Holdings Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	5,474 USD	(471)
Cargurus, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	46,281 USD	(3,773)
Carrier Global Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	585,747 USD	(6,379)
Carter’s, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,230,660 USD	(10,651)
Casey’s General Stores, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,442,512 USD	(39,068)
CBRE Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	583 USD	6
CDW Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	40,594 USD	56
Celanese Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,319,885 USD	(11,004)
Cenovus Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	200,579 USD	(10,783)
CH Robinson Worldwide, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	15,593 USD	18
Chang Jiang Shipping Group Phoenix Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,677 USD	(176)
Chang Jiang Shipping Group Phoenix Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	4,016 USD	(74)
Changchun High & New Technology Industry Group, Inc.	01/26/24	M	1.97%	Credit Suisse International	3,179 USD	307
Change Healthcare, Inc.	01/19/23	M	2.07%	JPMorgan Chase Bank, N.A.	8,596,268 USD	(11,169)
Change Healthcare, Inc.	01/10/23	M	1.57%	Goldman Sachs International	8,546,094 USD	(11,104)
Changjiang & Jinggong Steel Building Group Co., Ltd.	07/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	225,800 USD	3,947

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Changjiang & Jinggong Steel Building Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	92,262 USD	$1,666
Changjiang Publishing & Media Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	104,995 USD	758
Changjiang Publishing & Media Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	51,080 USD	349
ChangYuan Technology Group Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	135,107 USD	(247)
ChangYuan Technology Group Ltd.	01/26/24	M	1.97%	Credit Suisse International	55,271 USD	(111)
Changzhou Shenli Electrical Machine, Inc., Co.	07/01/24	M	1.97%	JPMorgan Chase Bank, N.A.	19,580 USD	(518)
Changzhou Shenli Electrical Machine, Inc., Co.	01/26/24	M	1.97%	Credit Suisse International	21,122 USD	(494)
Changzhou Xingyu Automotive Lighting Systems Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,486 USD	69
ChargePoint Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	56,537 USD	(2,899)
Charles River Laboratories International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	115,622 USD	(2,004)
Chemed Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,118,464 USD	14,644
Chen Ke Ming Food Manufacturing Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	279,067 USD	4,576
Chen Ke Ming Food Manufacturing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	140,155 USD	2,345
Chengdu CORPRO Technology Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	465,385 USD	(5,985)
Chengdu CORPRO Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	213,183 USD	(2,291)
Chengdu Kanghong Pharmaceutical Group Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	254,237 USD	2,414
Chengdu Kanghong Pharmaceutical Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	107,430 USD	1,033
Chengdu Wintrue Holding Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	469 USD	9
Chengdu Wintrue Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,171 USD	24
Chengdu Xingrong Environment Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,535 USD	(47)
Chengdu Xingrong Environment Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,461 USD	(26)
Chenguang Biotech Group Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	323,817 USD	(9,826)
Chenguang Biotech Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	168,217 USD	(5,407)
Chengxin Lithium Group Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,579,049 USD	16,921
Chengxin Lithium Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	776,727 USD	11,191
Chimin Health Management Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,978 USD	27
Chimin Health Management Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,004 USD	48

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Baoan Group Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	82,362 USD	$(4,779)
China Baoan Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	40,964 USD	(2,274)
China CITIC Bank Corp., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	157,899 USD	(164)
China CITIC Bank Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	66,818 USD	(49)
China Coal Energy Co., Ltd.	04/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	446,013 USD	707
China Coal Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	240,830 USD	1,835
China Construction Bank	01/26/24	M	1.97%	Credit Suisse International	57,981 USD	769
China Construction Bank Corp.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	117,556 USD	1,575
China Development Bank	11/21/22	M	6.69%	Morgan Stanley & Co. LLC	33,159,951 CNY	(1,141)
China Galaxy Securities Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	264,481 USD	154
China Galaxy Securities Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	135,906 USD	22
China Grand Automotive Services Group Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,934 USD	(410)
China Grand Automotive Services Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,192 USD	(215)
China IRS 7 Day Interbank Repo Fixing Rate	09/13/31	3M	0.00%	Morgan Stanley Capital Services LLC	160,692,515 CNY	(161,573)
China IRS 7 Day Interbank Repo Fixing Rate	09/13/31	3M	0.00%	Morgan Stanley Capital Services LLC	270,831,258 CNY	(228,674)
China Jushi Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	211,299 USD	7,682
China Jushi Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	83,069 USD	3,014
China Merchants Energy Shipping Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,274 USD	288
China Merchants Energy Shipping Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,052,045 USD	(14,276)
China Merchants Energy Shipping Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	476,968 USD	(6,294)
China Merchants Port Group Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	38,767 USD	150
China Merchants Port Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	16,011 USD	68
China Merchants Property Operation & Service Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	18,864 USD	1,269
China Merchants Property Operation & Service Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,063 USD	$674
China Merchants Securities Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	70,390 USD	(862)
China Merchants Securities Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	34,870 USD	(429)
China National Medicines Corp., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,611 USD	(11)
China National Medicines Corp., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,231 USD	(30)
China National Medicines Corp., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	400 USD	—
China National Medicines Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	800 USD	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Oilfield Services Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	78,956 USD	$1,779
China Oilfield Services Ltd.	01/26/24	M	1.97%	Credit Suisse International	32,013 USD	703
China Pacific Insurance Group Co., Ltd.	04/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	345,097 USD	773
China Pacific Insurance Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	151,926 USD	271
China Railway Group Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	127,926 USD	(1,628)
China Railway Group Ltd.	01/26/24	M	1.97%	Credit Suisse International	60,839 USD	(763)
China Railway Hi-tech Industry Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,560 USD	16
China Railway Hi-tech Industry Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,957 USD	11
China Reform Health Management and Services Group Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	51,181 USD	(2,487)
China Reform Health Management and Services Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	27,292 USD	(1,402)
China Resources Microelectronics Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,005 USD	55
China Resources Microelectronics Ltd.	01/26/24	M	1.97%	Credit Suisse International	17,432 USD	216
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,283 USD	866
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	20,172 USD	1,338
China Shenhua Energy Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	466 USD	31
China Shenhua Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	931 USD	64
China Southern Airlines Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,192 USD	487
China Southern Airlines Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,686 USD	538
China XD Electric Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	21,378 USD	(684)
China XD Electric Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,529 USD	(301)
China Zhenhua Group Science & Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,540 USD	(353)
China Zhenhua Group Science & Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	35,391 USD	(862)
China Zheshang Bank Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	104,539 USD	(490)
China Zheshang Bank Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	49,800 USD	(206)
Chinalin Securities Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,995 USD	(33)
Chinalin Securities Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,608 USD	(13)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Choice Hotels International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	209,967 USD	$(6,577)
Chongqing Department Store Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	61,333 USD	1,821
Chongqing Department Store Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	32,536 USD	974
Chongqing Fuling Zhacai Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	15,188 USD	282
Chongqing Fuling Zhacai Group Co., Ltd.	01/26/24	M	0.00%	Credit Suisse International	8,108 USD	143
Chongqing Zaisheng Technology Corp., Ltd.	04/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	16,188 USD	58
Chongqing Zaisheng Technology Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	17,845 USD	130
Chongqing Zhifei Biological Products Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	217,208 USD	1,684
Chongqing Zhifei Biological Products Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	90,502 USD	703
Chongqing Zongshen Power Machinery Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,070 USD	131
Chongqing Zongshen Power Machinery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,535 USD	365
Chongyi Zhangyuan Tungsten Industry Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	25,784 USD	46
Chongyi Zhangyuan Tungsten Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,829 USD	34
Chow Tai Seng Jewellery Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	52,520 USD	4,317
Chow Tai Seng Jewellery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	27,655 USD	2,272
Chubb Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	33,153 USD	462
Cincinnati Financial Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	238,162 USD	6,818
Cineplex, Inc.	12/20/23	M	2.07%	Goldman Sachs International	130,325 CAD	(4,476)
Cineplex, Inc.	03/06/24	M	2.62%	JPMorgan Chase Bank, N.A.	108,700 CAD	(3,733)
Cintas Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,434 USD	60
Cirrus Logic, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	28,848 USD	240
CITIC Securities Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	130,793 USD	572
CITIC Securities Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	65,688 USD	318
Ciwen Media Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	46,638 USD	1,302
Ciwen Media Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	48,275 USD	1,190
Cloud Live Technology Group Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,541 USD	952
Cloud Live Technology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,996 USD	381
CMC Materials, Inc.	12/19/23	M	2.07%	JPMorgan Chase Bank, N.A.	14,722,757 USD	10,132
CME Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	108,200 USD	(1,960)
CMST Development Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	23,736 USD	234
CMST Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,944 USD	126
CNOOC Energy Technology & Services Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,064 USD	(60)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CNOOC Energy Technology & Services Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,021 USD	$(56)
CNPC Capital Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	201,311 USD	(793)
CNPC Capital Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	89,116 USD	(379)
CNSIG Inner Mongolia Chemical Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,641 USD	580
Co.lumbia Sportswear Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	519,905 USD	(11,544)
COFCO Biotechnology Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	3,883 USD	(102)
COFCO Biotechnology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,348 USD	(190)
Coherent, Inc.	01/23/23	M	2.07%	JPMorgan Chase Bank, N.A.	20,137,248 USD	201,693
Columbia Banking System, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	56,681 USD	1,192
Commerce Bancshares, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	618,223 USD	3,220
Commodity Index Swap - MSCY2HGP	05/25/22	M	0.00%	Morgan Stanley Capital Services LLC	—	(751,334)
Commodity Index Swap - MSCY2LAP	05/25/22	M	0.00%	Morgan Stanley Capital Services LLC	—	(796,356)
Conagra Brands, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,262,168 USD	191,655
CONMED Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	417,040 USD	29,393
Constellation Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	89,812 USD	(1,517)
Copart, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	54,583 USD	(145)
COSCO SHIPPING Development Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,490 USD	(65)
COSCO SHIPPING Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,475 USD	(38)
Cosco Shipping Holdings Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	208 USD	—
Cosco Shipping Holdings Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	831 USD	—
COSCO Shipping Specialized Carriers Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	464,650 USD	(2,110)
COSCO Shipping Specialized Carriers Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	200,860 USD	(841)
Coterra Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,509 USD	(162)
Coupang, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	9,999 USD	316
Cousins Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,983,879 USD	(14,625)
Cracker Barrel Old Country Store, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	282,374 USD	(10,531)
Create Technology & Science Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,746 USD	(136)
Create Technology & Science Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,604 USD	(57)
CRISPR Therapeutics AG	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,242,962 USD	(34,186)
Crown Castle International Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	112,246 USD	1,074
CSPC Innovation Pharmaceutical Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	574,034 USD	17,183
CSPC Innovation Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	262,515 USD	7,844
CSX Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,704,099 USD	(12,852)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CTS International Logistics Corp., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	311,385 USD	$(6,483)
CTS International Logistics Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	145,480 USD	(3,143)
Cullen/Frost Bankers, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,000,850 USD	(14,170)
Curtiss-Wright Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	332,831 USD	1,677
Cybrid Technologies, Inc.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	68,797 USD	(824)
Cybrid Technologies, Inc.	01/26/24	M	1.97%	Credit Suisse International	39,449 USD	(494)
Cytokinetics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	57,042 USD	(9,226)
Dafeng Industrial Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,622 USD	41
Dalian Bio-Chem Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,930 USD	(110)
Dalian Bio-Chem Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,603 USD	(190)
Dalian Haosen Equipment Manufacturing Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	21,156 USD	(74)
Dalian Haosen Equipment Manufacturing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	23,596 USD	236
Dalian Huarui Heavy Industry Group Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,015 USD	(315)
Dalian Huarui Heavy Industry Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	14,001 USD	(879)
Danaher Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,316 USD	290
Datang International Power Generation Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,365 USD	(81)
Datang International Power Generation Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,294 USD	(43)
DBG Technology Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	140,245 USD	1,965
DBG Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	68,695 USD	927
Deere & Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	26,342 USD	(2,384)
DENTSPLY SIRONA, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,115,100 USD	17,433
Deppon Logistics Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,785 USD	23
Deppon Logistics Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,593 USD	12
Devon Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	66,192 USD	(5,957)
DHC Software Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,027 USD	74
DHC Software Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,243 USD	44
Diamondback Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	617,086 USD	(51,921)
Dianguang Explosion-Proof Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	32,179 USD	(943)
Dianguang Explosion-Proof Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,482 USD	(404)
Dick’s Sporting Goods, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	9,480 USD	(360)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Digital China Group Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	526,267 USD	$1,393
Digital China Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	227,413 USD	626
DigitalOcean Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	12,837 USD	(181)
Dillard’s, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	506,873 USD	(98,157)
Dingli Communications Corp., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	43,019 USD	342
Dingli Communications Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	17,955 USD	147
Diodes, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	511,204 USD	(5,363)
Do-Fluoride New Materials Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	36,276 USD	1,717
Do-Fluoride New Materials Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	78,822 USD	3,738
Dolby Laboratories, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	66,548 USD	(1,857)
Dollar General Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	193,566 USD	5,241
Dollar Tree, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,265,583 USD	(4,289)
Dominion Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	238,014 USD	4,129
Donaldson Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	45,266 USD	33
Dongfang Electric Corp., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,306 USD	(282)
Dongfang Electric Corp., Ltd.	01/26/24	M	1.00%	Credit Suisse International	7,023 USD	(143)
Dongguan Aohai Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	84,587 USD	4,750
Dongguan Aohai Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	51,798 USD	2,959
Douglas Emmett, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,585,554 USD	19,008
Dover Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	892,074 USD	15,764
Drilling Co. of 1972 (The)	11/14/23	M	0.18%	JPMorgan Chase Bank, N.A.	5,953,452 DKK	(160,809)
DT Midstream, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	296,469 USD	(1,957)
Duke Realty Corp.	06/17/24	M	2.07%	JPMorgan Chase Bank, N.A.	19,662,297 USD	882,354
Dun & Bradstreet Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	301,811 USD	8,889
Duolingo, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	200,917 USD	(15,749)
Dynatrace, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	294,744 USD	(4,821)
Earth-Panda Advanced Magnetic Material Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	86,008 USD	2,152
Earth-Panda Advanced Magnetic Material Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	39,302 USD	1,000
East West Bancorp, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,520,995 USD	17,810
Eastern Air Logistics Co., Ltd.	07/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	2,343 USD	23
Eastern Air Logistics Co., Ltd.	01/26/24	M	0.00%	Credit Suisse International	1,172 USD	11
EastGroup Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	831,999 USD	(18,526)
Edison International	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	76,616 USD	3,762
EGing Photovoltaic Technology Co., Ltd.	03/27/24	M	1.97%	JPMorgan Chase Bank, N.A.	53,706 USD	(240)
EGing Photovoltaic Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	39,272 USD	(167)
EIT Environmental Development Group Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	150,011 USD	(2,720)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
EIT Environmental Development Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	78,111 USD	$(1,426)
EmbedWay Technologies Shanghai Corp.	07/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	13,794 USD	(84)
EmbedWay Technologies Shanghai Corp.	01/26/24	M	0.72%	Credit Suisse International	5,736 USD	(38)
EMIS Group PLC	06/20/24	M	1.74%	JPMorgan Chase Bank, N.A.	9,262,553 GBP	(37,100)
Encore Wire Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	147,168 USD	(4,798)
Enerplus Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,687,782 USD	(201,141)
Enn Natural Gas Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,416 USD	138
Enn Natural Gas Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,953 USD	156
Enovis Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	204,379 USD	(2,584)
Enphase Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	202,610 USD	830
Entegris, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,512 USD	(248)
Envestnet, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,152,650 USD	(13,767)
Envista Holdings Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	473,290 USD	32,779
EQT Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	20,645 USD	(1,346)
Equifax, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	41,913 USD	492
Esab Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	211,621 USD	2,885
Essex Property Trust, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,603,819 USD	53,384
Euronet Worldwide, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	170,446 USD	(5,781)
Europcar Mobility Group	08/02/24	M	0.78%	JPMorgan Chase Bank, N.A.	13 EUR	6,658,101
Eve Energy Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	265,665 USD	(6,414)
Eve Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	125,672 USD	(3,329)
Evercore, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	33,479 USD	(154)
Eversource Energy	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,443,724 USD	11,103
Evoqua Water Technologies Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,578,566 USD	68,391
Exact Sciences Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	16,471 USD	585
Expeditors International of Washington, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,162,781 USD	(1,058)
Exponent, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	235,251 USD	18,212
Eyebright Medical Technology Beijing Co., Ltd.	04/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,463 USD	398
F5, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,130,898 USD	(4,713)
FactSet Research Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	33,580 USD	647
Fate Therapeutics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	465,607 USD	53,410
Federal Realty Investment Trust	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,067,110 USD	(8,891)
FedEx Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	145,576 USD	(1,842)
Fibocom Wireless, Inc.	02/21/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,115 USD	(201)
Fibocom Wireless, Inc.	01/26/24	M	1.97%	Credit Suisse International	9,731 USD	(234)
Fidelity National Financial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	976,710 USD	24,832
Financial Street Holdings Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	123,343 USD	4,025
Financial Street Holdings Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	237,259 USD	7,699
First American Financial Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,145,897 USD	65,601
First Horizon Corp.	03/01/24	M	2.07%	JPMorgan Chase Bank, N.A.	11,563,861 USD	193,627
First Industrial Realty Trust, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,695,087 USD	(7,030)
First Tractor Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	187,743 USD	(869)
First Tractor Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	84,005 USD	(408)
Five Below, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,457,401 USD	(76,164)
Five9, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	102,521 USD	3,202
Flagstar Bancorp, Inc.	04/28/23	M	2.07%	JPMorgan Chase Bank, N.A.	52,372 USD	2,966
Fluor Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	502,236 USD	(9,911)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fortis, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	21,985 USD	$374
Fortive Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,575,572 USD	(10,625)
Fortune Brands Home & Security, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	760,987 USD	13,501
Fortune Ng Fung Food Hebei Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	58,654 USD	(2,833)
Fortune Ng Fung Food Hebei Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	24,404 USD	(1,172)
Foryou Corp.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	406,568 USD	(25,505)
Foryou Corp.	01/26/24	M	1.00%	Credit Suisse International	168,384 USD	(10,680)
Fox Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	171,244 USD	(3,819)
Foxconn Industrial Internet Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	206,785 USD	6,646
Foxconn Industrial Internet Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	83,651 USD	2,633
FS KKR Capital Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	602,221 USD	19,530
Fuda Alloy Materials Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,720 USD	(134)
Fuda Alloy Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,246 USD	(144)
Fujian Haixia Environmental Protection Group Co., Ltd.	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	20,312 USD	2,152
Fujian Haixia Environmental Protection Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	22,403 USD	2,351
Fujian Star-net Communication Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,428 USD	13
Fujian Star-net Communication Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,051 USD	7
Fujian Sunner Development Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	171,960 USD	(4,636)
Fujian Sunner Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	70,464 USD	(1,988)
Fujian Tianma Science & Technology Group Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	292 USD	14
Fujian Tianma Science & Technology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	876 USD	42
Fujian Wanchen Biotechnology Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,897 USD	(321)
Fujian Wanchen Biotechnology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,474 USD	(134)
Fujian Yuanli Active Carbon Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,619 USD	218
Fujian Yuanli Active Carbon Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,284 USD	615
Fuyao Glass Industry Group Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	125,419 USD	(6,127)
Fuyao Glass Industry Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	62,434 USD	(3,101)
Ganfeng Lithium Co., Ltd.	05/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	593,394 USD	50,781
Ganfeng Lithium Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	293,082 USD	24,563

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gansu Guofang Industry & Trade Group Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	151,091 USD	$2,909
Gansu Guofang Industry & Trade Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	63,173 USD	1,220
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	356,100 USD	583
Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	723,275 USD	1,293
GCP Applied Technologies, Inc.	12/08/23	M	2.07%	JPMorgan Chase Bank, N.A.	11,198,262 USD	90,221
Geovis Technology Co., Ltd.	06/12/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,885 USD	189
Geovis Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,879 USD	194
Geron Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,470 USD	80
Geron Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,075 USD	91
Getein Biotech, Inc.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	660,917 USD	(1,680)
Getein Biotech, Inc.	01/26/24	M	1.97%	Credit Suisse International	327,007 USD	(495)
GFL Environmental, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	143,495 USD	(1,053)
Giant Network Group Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	178,733 USD	9,481
Giant Network Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	73,256 USD	3,834
Giantec Semiconductor, Inc.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	111,051 USD	333
Giantec Semiconductor, Inc.	01/26/24	M	1.97%	Credit Suisse International	54,018 USD	83
Gifore Agricultural Science & Technology Service Co., Ltd.	06/04/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,325 USD	(286)
Gifore Agricultural Science & Technology Service Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,331 USD	(308)
Gildan Activewear, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	176,090 USD	2,404
Gitlab, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	9,609 USD	169
Global-e Online Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,231 USD	123
Global-e Online Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,052 USD	(27)
GLOBALFOUNDRIES, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,033,802 USD	(107,273)
Globant SA	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	42,030 USD	(1,314)
Globus Medical, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	21,267 USD	(46)
GoerTek, Inc.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,397 USD	(385)
GoerTek, Inc.	01/26/24	M	1.97%	Credit Suisse International	7,853 USD	(827)
Golar LNG Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	128,342 USD	(3,831)
Golden Ocean Group Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	330,191 USD	1
Goldman Sachs Fusion Swap	03/24/22	M	0.00%	Goldman Sachs International	218,488,351 USD	143,789
Gotion High-tech Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	340,639 USD	(9,588)
Gotion High-tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	148,636 USD	(4,226)
Graco, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,966,521 USD	45,636
Grandjoy Holdings Group Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,556 USD	29
Grandjoy Holdings Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,895 USD	17
GRG Banking Equipment Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,175 USD	(5)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GRG Banking Equipment Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,297 USD	$(4)
GS Equity Index Swap - ABGSCAC2	06/24/22	M	0.00%	Goldman Sachs International	— USD	(5,613)
GS Equity Index Swap - GSC1000N	09/21/22	M	1.51%	Goldman Sachs International	15,751,183 USD	540,680
GS Equity Index Swap - GSCBBXC3	03/24/22	M	0.00%	Goldman Sachs International	23,908,246 USD	(1,862,276)
GS Equity Index Swap - GSCBBXE2	06/24/22	M	1.00%	Goldman Sachs International	20,757,060 USD	(1,388,640)
GS Equity Index Swap - GSFXID96	06/24/22	M	1.00%	Goldman Sachs International	74,763,920 USD	326,480
GS Equity Index Swap - GSIS242E	06/24/22	M	0.00%	Goldman Sachs International	— USD	(602,539)
GS Equity Index Swap - GSISGID6	06/24/22	M	1.00%	Goldman Sachs International	12,523,728 USD	(345,318)
GS Equity Index Swap - GSISMES4	06/24/22	M	1.00%	Goldman Sachs International	16,656,588 USD	211,404
GS Equity Index Swap - GSISMNQ4	06/24/22	M	1.00%	Goldman Sachs International	16,324,070 USD	324,657
GS Equity Index Swap - GSVIKY4E	03/24/22	M	1.00%	Goldman Sachs International	25,708,426 USD	97,520
GSP Automotive Group Wenzhou Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	81,899 USD	(1,756)
GSP Automotive Group Wenzhou Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	34,357 USD	(729)
Guangdong Brandmax Marketing Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	54,768 USD	(852)
Guangdong Brandmax Marketing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	22,913 USD	(349)
Guangdong Chant Group, Inc.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	52,620 USD	263
Guangdong Chant Group, Inc.	01/26/24	M	1.97%	Credit Suisse International	21,947 USD	112
Guangdong Chaohua Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,114 USD	(59)
Guangdong Chaohua Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,522 USD	(56)
Guangdong Chj Industry Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	34,202 USD	355
Guangdong Chj Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	14,302 USD	165
Guangdong Create Century Intelligent Equipment Group Corp., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,432 USD	470
Guangdong Create Century Intelligent Equipment Group Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	8,233 USD	528
Guangdong Dcenti Auto-Parts Stock Ltd Co.	11/03/22	M	0.45%	JPMorgan Chase Bank, N.A.	32,112 USD	(803)
Guangdong Dcenti Auto-Parts Stock Ltd Co.	01/26/24	M	1.97%	Credit Suisse International	13,416 USD	(334)
Guangdong Ellington Electronics Technology Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	12,803 USD	(92)
Guangdong Ellington Electronics Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,346 USD	(34)
GuangDong GenSho Logistics Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	118,707 USD	(416)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GuangDong GenSho Logistics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	49,391 USD	$10
Guangdong Guanghua Sci-Tech Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	50,890 USD	1,508
Guangdong Guanghua Sci-Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	21,398 USD	633
Guangdong Guoli Sci&Tech Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	21,643 USD	267
Guangdong Guoli Sci&Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,010 USD	108
Guangdong HEC Technology Holding Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	25,815 USD	372
Guangdong HEC Technology Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,627 USD	206
Guangdong Hoshion Industrial Aluminium Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,699 USD	(56)
Guangdong Hoshion Industrial Aluminium Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,246 USD	(139)
Guangdong Hybribio Biotech Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,383 USD	130
Guangdong Hybribio Biotech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,683 USD	301
Guangdong Jia Yuan Technology Shares Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	349,997 USD	(86)
Guangdong Jia Yuan Technology Shares Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	142,032 USD	(39)
Guangdong Leadyo IC Testing Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,385 USD	258
Guangdong Leadyo IC Testing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,280 USD	304
Guangdong Orient Zirconic Ind Sci & Tech Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	207,770 USD	1,192
Guangdong Orient Zirconic Ind Sci & Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	118,352 USD	2,367
GuangDong Rifeng Electric Cable Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,123 USD	3,550
GuangDong Rifeng Electric Cable Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,232 USD	8,244
Guangdong SACA Precision Manufacturing Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	23,935 USD	1,568
Guangdong SACA Precision Manufacturing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,057 USD	1,934
Guangdong Shenglu Telecommunication Tech Co., Ltd.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	142,882 USD	8,776
Guangdong Shenglu Telecommunication Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	64,364 USD	3,856
Guangdong Shunna Electric Co., Ltd.	06/12/24	M	1.97%	JPMorgan Chase Bank, N.A.	203,247 USD	3,731

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Shunna Electric Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	85,021 USD	$1,577
Guangdong Tecsun Science & Technology Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,559 USD	(8)
Guangdong Tecsun Science & Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,464 USD	(17)
Guangdong Tianan New Material Co., Ltd.	07/01/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,578 USD	(44)
Guangdong Tianan New Material Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,792 USD	(46)
Guangdong Vanward New Electric Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,846 USD	(213)
Guangdong Vanward New Electric Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,752 USD	(89)
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,400 USD	(144)
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,702 USD	(74)
Guanghui Energy Co., Ltd.	11/08/23	M	1.97%	JPMorgan Chase Bank, N.A.	415,136 USD	22,357
Guanghui Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	216,026 USD	10,541
Guanglian Aviation Industry Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	66,316 USD	292
Guanglian Aviation Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	32,427 USD	278
Guangshen Railway Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,290 USD	(47)
Guangshen Railway Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	2,788 USD	(20)
Guangxi Guiguan Electric Power Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,415 USD	(226)
Guangxi Guiguan Electric Power Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,487 USD	(119)
Guangzhou Automobile Group Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	386,718 USD	(34,306)
Guangzhou Automobile Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	175,418 USD	(15,604)
Guangzhou Haige Co.mmunications Group Inc., Co.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,098 USD	(149)
Guangzhou Haige Co.mmunications Group Inc., Co.	01/26/24	M	1.00%	Credit Suisse International	6,324 USD	(78)
Guangzhou Hangxin Aviation Technology Co., Ltd.	04/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,378 USD	15
Guangzhou Hangxin Aviation Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,880 USD	18
Guangzhou Hi-Target Navigation Tech Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	37,524 USD	(423)
Guangzhou Hi-Target Navigation Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,609 USD	(140)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangzhou Kingmed Diagnostics Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	18,987 USD	$743
Guangzhou Shiyuan Electronic Technology Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	336,941 USD	(2,776)
Guangzhou Shiyuan Electronic Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	170,483 USD	(1,712)
Guangzhou Tinci Materials Technology Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,302 USD	333
Guangzhou Tinci Materials Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,316 USD	808
Guangzhou Wondfo Biotech Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	913,670 USD	5,250
Guangzhou Wondfo Biotech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	460,278 USD	3,117
Guangzhou Yuexiu Financial Holdings Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	46,551 USD	285
Guangzhou Yuexiu Financial Holdings Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	23,065 USD	143
Guidewire Software, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,098,368 USD	(21,237)
Guilin Sanjin Pharmaceutical Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	347,555 USD	1,051
Guilin Sanjin Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	154,198 USD	543
Guizhou Panjiang Refined Coal Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	432,356 USD	(3,439)
Guizhou Panjiang Refined Coal Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	217,573 USD	(1,805)
Guizhou Xinbang Pharmaceutical Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,722 USD	265
Guizhou Xinbang Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,960 USD	137
GuoChuang Software Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	47,303 USD	(761)
GuoChuang Software Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	31,306 USD	(598)
Guolian Securities Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	519,747 USD	33,789
Guolian Securities Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	214,278 USD	14,102
Guoyuan Securities Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	35,200 USD	(357)
Guoyuan Securities Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	16,051 USD	(162)
GXO Logistics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	483,109 USD	(15,187)
Hainan Haide Capital Management Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	256,574 USD	(5,755)
Hainan Haide Capital Management Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	111,019 USD	(2,390)
Hainan Haiyao Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	83,056 USD	367
Hainan Haiyao Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	36,216 USD	171
Hainan Mining Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,844 USD	(123)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hainan Mining Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,988 USD	$(64)
Hainan Poly Pharm Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,393 USD	858
Hainan Poly Pharm Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,411 USD	2,241
Haining China Leather Market Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	281,256 USD	13,065
Haining China Leather Market Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	121,816 USD	5,568
Haisco Pharmaceutical Group Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,656 USD	29
Haisco Pharmaceutical Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,893 USD	32
Haixin Foods Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	167,491 USD	6,126
Haixin Foods Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	69,949 USD	2,651
Hancock Whitney Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	576,898 USD	(2,736)
Hand Enterprise Solutions Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	695,712 USD	(6,062)
Hand Enterprise Solutions Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	311,876 USD	(2,449)
Hang Zhou Great Star Industrial Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	628,517 USD	(13,866)
Hang Zhou Great Star Industrial Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	274,908 USD	(6,139)
Hangzhou Advance Gearbox Group Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,542 USD	(100)
Hangzhou Advance Gearbox Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,571 USD	(44)
Hangzhou Alltest Biotech Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	21,788 USD	13
Hangzhou Alltest Biotech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,265 USD	2
Hangzhou Binjiang Real Estate Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,544 USD	1,079
Hangzhou Binjiang Real Estate Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,447 USD	559
Hangzhou Cable Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	34,129 USD	(911)
Hangzhou Cable Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	14,273 USD	(379)
Hangzhou Century Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	79,084 USD	74
Hangzhou Century Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	33,097 USD	32
Hangzhou Chang Chuan Technology Co., Ltd.	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,795 USD	322
Hangzhou Chang Chuan Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,591 USD	596
Hangzhou Dptech Technologies Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	16,185 USD	1,185
Hangzhou Dptech Technologies Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	8,098 USD	587
Hangzhou Iron & Steel Co.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,974 USD	(79)
Hangzhou Iron & Steel Co.	01/26/24	M	1.00%	Credit Suisse International	2,642 USD	(41)
Hangzhou Jiebai Group Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,775 USD	195
Hangzhou Jiebai Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,076 USD	107

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hangzhou Silan Microelectronics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	687 USD	$90
Hangzhou Weiguang Electronic Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	82,468 USD	469
Hangzhou Weiguang Electronic Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	65,086 USD	15
Hangzhou Zhongya Machinery Co., Ltd.	01/30/23	M	0.23%	JPMorgan Chase Bank, N.A.	15,774 USD	28
Hangzhou Zhongya Machinery Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	6,610 USD	4
Harbin Air Conditioning Co., Ltd.	07/01/24	M	1.97%	JPMorgan Chase Bank, N.A.	25,443 USD	(426)
Harbin Air Conditioning Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,690 USD	(182)
Harbin Electric Corp Jiamusi Electric Machine Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	235,041 USD	4,472
Harbin Electric Corp Jiamusi Electric Machine Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	102,279 USD	1,979
Healthcare Co., Ltd.	04/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	444,326 USD	(2,737)
Healthcare Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	193,682 USD	(980)
HealthEquity, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,283,618 USD	(100,387)
Hebei Jianxin Chemical Co., Ltd.	05/21/24	M	1.97%	JPMorgan Chase Bank, N.A.	57,044 USD	(330)
Hebei Jianxin Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	23,692 USD	(133)
Hefei Department Store Group Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	97,587 USD	2,451
Hefei Department Store Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	40,656 USD	1,032
Hefei Gocom Information Technology Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,993 USD	(205)
Hefei Gocom Information Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,304 USD	(543)
Hefei Meiya Optoelectronic Technology, Inc.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,485 USD	(44)
Hefei Meiya Optoelectronic Technology, Inc.	01/26/24	M	1.00%	Credit Suisse International	2,910 USD	4
Hefei Metalforming Intelligent Manufacturing Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	263,921 USD	673
Hefei Metalforming Intelligent Manufacturing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	109,107 USD	134
Helen of Troy Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	508,177 USD	35,734
Henan Huanghe Whirlwind Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,153 USD	(605)
Henan Huanghe Whirlwind Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,640 USD	(660)
Henan Lantian Gas Co., Ltd.	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,700 USD	(572)
Henan Lantian Gas Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,332 USD	(180)
Henan Mingtai Al Industrial Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,716 USD	1,083

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Henan Mingtai Al Industrial Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	31,281 USD	$2,849
Henan Qing Shui Yuan Technology Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,461 USD	247
Henan Qing Shui Yuan Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,348 USD	688
Henan Shijia Photons Technology Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	508,092 USD	27,653
Henan Shijia Photons Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	249,816 USD	13,800
Henan Shuanghui Investment & Development Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,796 USD	149
Henan Shuanghui Investment & Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,539 USD	90
Henan Thinker Automatic Equipment Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,916 USD	164
Henan Thinker Automatic Equipment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,073 USD	449
Henan Tong-DA Cable Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	101,828 USD	(1,303)
Henan Tong-DA Cable Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	54,052 USD	(634)
Henan Yicheng New Energy Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	516,640 USD	7,684
Henan Yicheng New Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	222,473 USD	3,469
Hengtong Optic-electric Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	20,085 USD	(537)
Hengtong Optic-electric Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	10,485 USD	(276)
Henry Schein, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	952,370 USD	(7,777)
Herc Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,286,880 USD	9,837
Hercules Capital, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	434,261 USD	3,570
Hewlett Packard Enterprise Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	142,216 USD	(1,196)
Hexing Electrical Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	91,431 USD	(33)
Hexing Electrical Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	37,306 USD	(20)
HF Sinclair Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	62,359 USD	(2,657)
Hichain Logistics Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,726 USD	254
Hichain Logistics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,959 USD	288
Highwoods Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,517,069 USD	33,505
Hilltop Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	270,635 USD	(4,675)
Hisense Visual Technology Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,062 USD	(153)
Hisense Visual Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,816 USD	(82)
HLA Group Corp Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,480 USD	(662)
HLA Group Corp Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,399 USD	(348)
Hologic, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	297,374 USD	(3,957)
Hongfa Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	46,559 USD	703
Hongfa Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	22,467 USD	(6,213)
Horizon Therapeutics Plc	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	604,088 USD	(20,564)
Hormel Foods Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	174,810 USD	138

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Host Hotels & Resorts, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	118,766 USD	$(2,624)
Hostess Brands, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	84,641 USD	2,214
Houlihan Lokey, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	22,791 USD	178
Howmet Aerospace, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,833 USD	(59)
Huaan Securities Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	385,405 USD	383
Huaan Securities Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	158,876 USD	238
Huadian Power International Corp., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,174 USD	(75)
Huadian Power International Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,848 USD	(34)
Huadong Medicine Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	109,141 USD	5,541
Huadong Medicine Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	54,628 USD	2,713
Huafa Industrial Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,463 USD	583
Huafa Industrial Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	4,444 USD	306
Huafu Fashion Co., Ltd.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	58,528 USD	140
Huafu Fashion Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	28,998 USD	82
Huagong Tech Co., Ltd.	03/27/24	M	1.97%	JPMorgan Chase Bank, N.A.	324 USD	22
Huagong Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	647 USD	45
Huaibei Mining Holdings Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	33,372 USD	776
Huaibei Mining Holdings Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	46,099 USD	228
Huaihe Energy Group Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	535,610 USD	(15,550)
Huaihe Energy Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	232,024 USD	(6,913)
Huakai Yibai Technology Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	24,685 USD	928
Huakai Yibai Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,300 USD	391
Huapont Life Sciences Co., Ltd.	04/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	434,144 USD	7,051
Huapont Life Sciences Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	190,775 USD	3,274
Huasi Holding Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,106 USD	384
Huasi Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,449 USD	162
Huayu Automotive Systems Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	209,180 USD	(16,090)
Huayu Automotive Systems Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	85,265 USD	(6,586)
Hubei Chutian Smart Communication Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,048 USD	14
Hubei Chutian Smart Communication Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,874 USD	10
Hubei Donper Electromechanical Group Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	313,456 USD	(2,180)
Hubei Donper Electromechanical Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	133,082 USD	(878)
Hubei Energy Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	286,240 USD	(3,271)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hubei Energy Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	117,088 USD	$(1,366)
Hubei Jumpcan Pharmaceutical Co.,Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	433,793 USD	(4,949)
Hubei Jumpcan Pharmaceutical Co.,Ltd.	01/26/24	M	1.97%	Credit Suisse International	194,876 USD	(2,140)
Hubei Three Gorges Tourism Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,445 USD	174
Hubei Three Gorges Tourism Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,914 USD	176
Hubei Xingfa Chemicals Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	106,626 USD	11,000
Hubei Xingfa Chemicals Group Co.,Ltd	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	202,535 USD	20,888
HubSpot, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	174,025 USD	(851)
Hudson Pacific Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,826,967 USD	(169,509)
Humanwell Healthcare Group Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	962,413 USD	(8,560)
Humanwell Healthcare Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	434,058 USD	(4,566)
Hunan Boyun New Materials Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	46,412 USD	(1,558)
Hunan Boyun New Materials Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	19,284 USD	(645)
Hunan Gold Corp., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	142,408 USD	1,401
Hunan Gold Corp., Ltd.	01/26/24	M	1.00%	Credit Suisse International	75,808 USD	540
Hunan Hansen Pharmaceutical Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	78,851 USD	(359)
Hunan Hansen Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	32,899 USD	(141)
Hunan Kaimeite Gases Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	513 USD	28
Hunan Kaimeite Gases Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,283 USD	69
Hunan Xiangjia Animal Husbandry Co., Ltd.	04/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	246,355 USD	(10,137)
Hunan Xiangjia Animal Husbandry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	107,820 USD	(4,308)
Hunan Yussen Energy Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	147,133 USD	(1,924)
Hunan Yussen Energy Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	62,874 USD	(792)
Huntsman Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	99,146 USD	(715)
ICON PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	562,318 USD	24,289
ICU Medical, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,104,708 USD	21,842
IDEX Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	56,630 USD	(688)
Illinois Tool Works, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,577,875 USD	17,359
Independence Realty Trust, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	821,450 USD	(10,513)
Infore Environment Technology Group Co., Ltd.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	375,664 USD	13,230
Infore Environment Technology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	164,940 USD	5,886

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Inner Mongolia Dazhong Mining Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,852 USD	$5
Inner Mongolia Dazhong Mining Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,011 USD	2
Inner Mongolia Dian Tou Energy Corp., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,920 USD	(85)
Inner Mongolia Dian Tou Energy Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	17,406 USD	(79)
Inner Mongolia ERDOS Resources Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	763 USD	(8)
Inner Mongolia ERDOS Resources Co., Ltd.	01/26/24	M	1.86%	Credit Suisse International	980 USD	(9)
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	799,019 USD	(49,641)
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	342,455 USD	(21,090)
Inner Mongolia Yili Industrial Group Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	209,868 USD	2,503
Inner Mongolia Yili Industrial Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	85,142 USD	970
Insight Enterprises, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,715,813 USD	(20,425)
Insigma Technology Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	206,442 USD	(38)
Insigma Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	85,342 USD	(4)
Intco Medical Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,381 USD	(47)
Intco Medical Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,578 USD	(32)
Intellia Therapeutics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	19,838 USD	3,247
International Flavors & Fragrances, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,177,011 USD	14
Interpublic Group of Cos., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,518,858 USD	26,868
Intertrust NV	12/08/23	M	0.08%	JPMorgan Chase Bank, N.A.	11,024,294 EUR	146,704
Intra-Cellular Therapies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	74,542 USD	2,402
InvesCo Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	16,129 USD	(419)
Inzone Group Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	39,301 USD	10
Inzone Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	18,431 USD	(8)
IPG Photonics Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	493,218 USD	(18,897)
iRhythm Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	327,999 USD	(11,147)
ITT, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	65,227 USD	668
J M Smucker Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,687,193 USD	5,227
J.P. Morgan Equity Index Swap - JPBXC5NY	03/24/22	M	0.00%	JPMorgan Chase Bank, N.A.	16,250,879 USD	475,937
J.P. Morgan Equity Index Swap - JPEICRHY	06/21/22	M	0.00%	JPMorgan Chase Bank, N.A.	— USD	(5,745,090)
JA Solar Technology Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,515 USD	135
JA Solar Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,379 USD	214
Jabil, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	20,723 USD	(239)
Jack Technology Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	394,354 USD	(2,251)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jack Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	185,449 USD	$(949)
Jacobs Engineering Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,107,758 USD	71,123
JCET Group Co., Ltd.	05/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	369 USD	35
JCET Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,105 USD	105
Jiajia Food Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,381 USD	152
Jiajia Food Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,414 USD	64
Jiajiayue Group Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,020 USD	445
Jiajiayue Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,258 USD	484
Jiangsu Aoyang Health Industry Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	47,172 USD	3,211
Jiangsu Aoyang Health Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	19,751 USD	1,355
Jiangsu Azure Corp.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	127,170 USD	(1,660)
Jiangsu Azure Corp.	01/26/24	M	1.00%	Credit Suisse International	65,644 USD	(809)
Jiangsu Baoli International Investment Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	19,790 USD	212
Jiangsu Baoli International Investment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	8,229 USD	95
Jiangsu Broadcasting Cable Information Network Corp., Ltd.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	208,765 USD	(6,765)
Jiangsu Broadcasting Cable Information Network Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	97,222 USD	(3,138)
Jiangsu Changhai Composite Materials Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,313 USD	74
Jiangsu Changhai Composite Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,175 USD	162
Jiangsu Changqing Agrochemical Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	21,153 USD	(259)
Jiangsu Changqing Agrochemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	8,800 USD	(103)
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,397 USD	554
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,584 USD	291
Jiangsu Cnano Technology Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	195,997 USD	1,476
Jiangsu Cnano Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	80,309 USD	706
Jiangsu Dingsheng New Energy Materials Co., Ltd.	04/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	329,371 USD	(6,280)
Jiangsu Dingsheng New Energy Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	150,018 USD	(3,499)
Jiangsu Fasten Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,152 USD	(94)
Jiangsu Fasten Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,185 USD	(56)
Jiangsu Financial Leasing Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,792 USD	177
Jiangsu Financial Leasing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,778 USD	54

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Flag Chemical Industry Co., Ltd.	04/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	15,733 USD	$2,372
Jiangsu Flag Chemical Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	16,872 USD	2,440
Jiangsu GoodWe Power Supply Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,298 USD	1,054
Jiangsu GoodWe Power Supply Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	8,300 USD	1,052
Jiangsu Guotai International Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	528,544 USD	(29,960)
Jiangsu Guotai International Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	229,131 USD	(13,145)
Jiangsu Huahong Technology Stock Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	267,113 USD	(6,680)
Jiangsu Huahong Technology Stock Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	128,615 USD	(3,125)
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	39,518 USD	2,572
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	16,519 USD	1,076
Jiangsu King’s Luck Brewery JSC Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,983 USD	112
Jiangsu King’s Luck Brewery JSC Ltd.	01/26/24	M	1.97%	Credit Suisse International	14,945 USD	292
Jiangsu Lettall Electronic Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	16,381 USD	(34)
Jiangsu Lettall Electronic Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,874 USD	(4)
Jiangsu Lianyungang Port Co., Ltd.	04/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	64,099 USD	(518)
Jiangsu Lianyungang Port Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	43,183 USD	(104)
Jiangsu Lopal Tech Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,976 USD	(285)
Jiangsu Lopal Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	34,432 USD	(771)
Jiangsu Nanfang Medical Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	33,221 USD	131
Jiangsu Nanfang Medical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,863 USD	56
Jiangsu Nata Opto-electronic Material Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	971 USD	104
Jiangsu Nata Opto-electronic Material Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,940 USD	210
Jiangsu Pacific Quartz Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,702 USD	279
Jiangsu Pacific Quartz Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,106 USD	837
Jiangsu Phoenix Property Investment Co., Ltd.	06/12/24	M	1.97%	JPMorgan Chase Bank, N.A.	219,571 USD	(4,196)
Jiangsu Phoenix Property Investment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	92,123 USD	(1,745)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Sainty Corp Ltd.	01/26/24	M	1.97%	Credit Suisse International	25,989 USD	$(27)
Jiangsu Sainty Corp Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	62,213 USD	(96)
Jiangsu Sanfame Polyester Material Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	440,721 USD	15,286
Jiangsu Sanfame Polyester Material Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	221,774 USD	7,304
Jiangsu Tongrun Equipment Technology Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	54,842 USD	1,254
Jiangsu Tongrun Equipment Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	23,084 USD	431
Jiangsu Xinri E-Vehicle Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	199,554 USD	(6,913)
Jiangsu Xinri E-Vehicle Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	83,149 USD	(2,901)
Jiangsu Xiuqiang Glasswork Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	46,952 USD	(681)
Jiangsu Xiuqiang Glasswork Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	47,179 USD	(543)
Jiangsu Yangnong Chemical Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	30,306 USD	(442)
Jiangsu Yangnong Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	44,072 USD	(271)
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	41,510 USD	(1,645)
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	78,625 USD	(3,112)
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	381,821 USD	11,869
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	176,766 USD	5,539
Jiangsu Zhongnan Construction Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,136 USD	10
Jiangsu Zhongnan Construction Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,184 USD	3
Jiangsu Zhongtian Technology Co., Ltd.	11/08/23	M	1.97%	JPMorgan Chase Bank, N.A.	816,166 USD	37,288
Jiangsu Zhongtian Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	386,766 USD	14,550
Jiangxi Ganyue Expressway Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	379,425 USD	1,044
Jiangxi Ganyue Expressway Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	162,631 USD	495
Jiangxi Guoguang Commercial Chains Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	106,226 USD	1,926
Jiangxi Guoguang Commercial Chains Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	41,431 USD	748
Jiangxi Hongcheng Environment Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	22,643 USD	77
Jiangxi Hongcheng Environment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	49,674 USD	213

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangxi Hungpai New Material Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	82,203 USD	$3,683
Jiangxi Hungpai New Material Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	62,004 USD	2,967
JiangXi Sanxin Medtec Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	867 USD	24
JiangXi Sanxin Medtec Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,735 USD	47
Jiangxi Special Electric Motor Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	124,932 USD	(1,870)
Jiangxi Special Electric Motor Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	61,879 USD	(909)
Jiangxi Tianli Technology, Inc.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	61,792 USD	(1,300)
Jiangxi Tianli Technology, Inc.	01/26/24	M	1.97%	Credit Suisse International	25,809 USD	(550)
Jiangyin Electrical Alloy Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	9,292 USD	(73)
Jiangyin Electrical Alloy Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,937 USD	(30)
Jiawei Renewable Energy Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	16,527 USD	(100)
Jiawei Renewable Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	18,044 USD	(106)
Jihua Group Corp., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,692 USD	97
Jihua Group Corp., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,007 USD	50
Jilin Chemical Fibre	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,927 USD	(231)
Jilin Chemical Fibre	01/26/24	M	1.97%	Credit Suisse International	8,661 USD	(252)
Jilin OLED Material Tech Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,403 USD	(139)
Jilin OLED Material Tech Co., Ltd.	01/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,701 USD	1,796
Jinduicheng Molybdenum Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	537,372 USD	(2,559)
Jinduicheng Molybdenum Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	276,066 USD	(1,133)
Jinhui Liquor Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,576 USD	(37)
Jinhui Liquor Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,031 USD	(16)
Jinke Properties Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,481 USD	123
Jinke Properties Group Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	3,951 USD	65
Jinko Power Technology Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,944 USD	(248)
Jinko Power Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,679 USD	(129)
Jinlihua Electric Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,562 USD	(100)
Jinlihua Electric Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,161 USD	(122)
Jinyu Bio-Technology Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,270 USD	(18)
Jinyu Bio-Technology Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	3,842 USD	(11)
Jinzai Food Group Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	45,486 USD	1,843
Jinzai Food Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	31,913 USD	925
Jizhong Energy Resources Co., Ltd.	05/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	53,008 USD	(1,635)
Jizhong Energy Resources Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	27,926 USD	(847)
JL Mag Rare-Earth Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,084 USD	314

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
JL Mag Rare-Earth Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,214 USD	$681
Joincare Pharmaceutical Group Industry Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	257,674 USD	4,664
Joincare Pharmaceutical Group Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	122,576 USD	2,136
Joinn Laboratories China Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,310 USD	289
Joinn Laboratories China Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	6,653 USD	147
Jointo Energy Investment Co., Ltd. Hebei	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	142,255 USD	(3,507)
Jointo Energy Investment Co., Ltd. Hebei	01/26/24	M	1.97%	Credit Suisse International	64,279 USD	(1,556)
Jolywood Suzhou Sunwatt Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	497 USD	11
Jolywood Suzhou Sunwatt Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,002 USD	14
Joyvio Food Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	40,127 USD	2,091
Joyvio Food Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	69,086 USD	2,908
Juneyao Airlines Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,455 USD	457
Juneyao Airlines Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,195 USD	523
Kaishan Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,311 USD	(65)
Kaishan Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,269 USD	(35)
Kangda New Materials Group Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,744 USD	617
Kangda New Materials Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	19,464 USD	693
Karuna Therapeutics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	406,212 USD	60,104
KBC Corp., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	26,732 USD	(318)
KBC Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,764 USD	(350)
Keboda Technology Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,907 USD	(68)
Keboda Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	954 USD	(34)
Keda Industrial Group Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	713,874 USD	(2,575)
Keda Industrial Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	331,018 USD	1,045
Keshun Waterproof Technologies Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	184,829 USD	20,128
Keshun Waterproof Technologies Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	76,916 USD	8,729
Keurig Dr Pepper, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,653,560 USD	9,841
Kilroy Realty Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,943,392 USD	42,113
Kimco Realty Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,681,235 USD	66,295
KingClean Electric Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	46,068 USD	1,797
Kingclean Electric Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	23,199 USD	922
Kingfa Sci & Tech Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,761 USD	469
Kingfa Sci & Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,149 USD	251
Kingnet Network Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	490,577 USD	(5,537)
Kingnet Network Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	219,079 USD	(2,358)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kingsemi Co., Ltd.	04/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	282,611 USD	$6,883
Kingsemi Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	169,560 USD	8,017
Kite Realty Group Trust	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,598,582 USD	(32,800)
KLA Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	22,905 USD	(570)
Konfoong Materials International Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,796 USD	27
Konfoong Materials International Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,691 USD	43
Kontoor Brands, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	287,418 USD	5,471
Kornit Digital Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	74,300 USD	(8,935)
Kulicke & Soffa Industries, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	404,762 USD	(17,374)
Kunlun Tech Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	388,017 USD	7,348
Kunlun Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	165,686 USD	3,055
Kunming Chuan Jin Nuo Chemical Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,763 USD	787
Kunming Chuan Jin Nuo Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,281 USD	2,056
Kunshan Kinglai Hygienic Materials Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,376 USD	(57)
Kunshan Kinglai Hygienic Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,269 USD	(111)
Kyndryl Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	35,383 USD	2,231
Lamar Advertising Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	894,250 USD	(14,286)
Lanzhou Great Wall Electrical Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,514 USD	(567)
Lanzhou Great Wall Electrical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,654 USD	(227)
Lanzhou Lishang Guochao Industrial Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,729 USD	(7)
Lanzhou Lishang Guochao Industrial Group Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,914 USD	(13)
Lanzhou Lishang Guochao Industrial Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,367 USD	(22)
Leaguer Shenzhen Microelectronics Corp.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	88,782 USD	2,273
Leaguer Shenzhen Microelectronics Corp.	01/26/24	M	1.97%	Credit Suisse International	48,228 USD	1,317
Lecron Industrial Development Group Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	351,063 USD	5,185
Lecron Industrial Development Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	144,708 USD	2,329
Ledman Optoelectronic Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	294,978 USD	4,003
Ledman Optoelectronic Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	138,243 USD	1,954
Leidos Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	116,421 USD	1,914
Lets Holdings Group Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	99,002 USD	2,367
Lets Holdings Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	41,480 USD	976
Leyard Optoelectronic Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,819 USD	759
Leyard Optoelectronic Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,163 USD	399

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
LHC Group, Inc.	04/02/24	M	2.07%	JPMorgan Chase Bank, N.A.	18,027,540 USD	$152,924
Lianhe Chemical Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,601 USD	(42)
Lianhe Chemical Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,424 USD	(22)
Liao Ning Oxiranchem, Inc.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,358 USD	(103)
Liao Ning Oxiranchem, Inc.	01/26/24	M	1.97%	Credit Suisse International	32,995 USD	(257)
Liaoning Cheng Da Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,240 USD	(133)
Liaoning Cheng Da Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,955 USD	(74)
Liaoning Energy Industry Co, Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	330,072 USD	(7,613)
Liaoning Energy Industry Co, Ltd.	01/26/24	M	1.97%	Credit Suisse International	135,646 USD	(3,074)
Liaoning Fu-An Heavy Industry Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,310 USD	240
Liaoning Fu-An Heavy Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,059 USD	284
Liberty Media Corp-Liberty SiriusXM	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,161,451 USD	22,999
Lier Chemical Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	93,058 USD	(382)
Lier Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	58,653 USD	(82)
LifeWorks, Inc.	06/19/24	M	2.62%	JPMorgan Chase Bank, N.A.	14,996,759 CAD	(89,851)
Lincoln Electric Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	357,694 USD	(2,417)
Linde plc	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	876,621 USD	(33,008)
Lionhead Technology Development Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	18,797 USD	162
Lionhead Technology Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,870 USD	78
Livzon Pharmaceutical Group, Inc.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	191,063 USD	4,205
Livzon Pharmaceutical Group, Inc.	01/26/24	M	1.97%	Credit Suisse International	95,542 USD	2,362
Loews Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,295,579 USD	(15,432)
Loncin Motor Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	548,066 USD	(37,229)
Loncin Motor Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	235,587 USD	(15,909)
Longyan Zhuoyue New Energy Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,653 USD	(151)
Longyan Zhuoyue New Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	35,194 USD	(687)
Lontrue Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	26,177 USD	107
Lontrue Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,986 USD	40
Lootom Telcovideo Network Wuxi Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	91,897 USD	1,042
Lootom Telcovideo Network Wuxi Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	38,324 USD	439
Lotus Health Group Co.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	22,985 USD	46
Lotus Health Group Co.	01/26/24	M	1.97%	Credit Suisse International	9,595 USD	28
Louisiana-Pacific Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	139,532 USD	(1,169)
Lu Thai Textile Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	488,946 USD	(6,071)
Lu Thai Textile Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	206,345 USD	(2,557)
Lucky Harvest Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	63,870 USD	(2,333)
Lucky Harvest Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	26,773 USD	(982)
Luenmei Quantum Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,763 USD	48

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Luenmei Quantum Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,552 USD	$22
Lumentum Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	975,744 USD	9,302
Luxshare Precision Industry Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	337,877 USD	13,939
Luxshare Precision Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	156,052 USD	6,480
Luyin Investment Group Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	73,170 USD	1,233
Luyin Investment Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	30,587 USD	496
Luzhou Laojiao Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	424,519 USD	17,421
Luzhou Laojiao Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	176,835 USD	7,307
LXP Industrial Trust	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	24,918 USD	(323)
M-Grass Ecology And Environment Group Co., Ltd.	04/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,896 USD	48
M-Grass Ecology And Environment Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,395 USD	142
Maccura Biotechnology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,096 USD	25
Maccura Biotechnology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,354 USD	13
Magna International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	31,247 USD	(1,162)
Malion New Materials Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	75,029 USD	(818)
Malion New Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	31,396 USD	(325)
Mandiant, Inc.	03/12/24	M	2.07%	JPMorgan Chase Bank, N.A.	12,863,524 USD	83,067
ManpowerGroup, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	830,159 USD	(17,157)
Marqeta, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	25,329 USD	(3,976)
Marsh & McLennan Cos., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	636,580 USD	(987)
Marssenger Kitchenware Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	45,486 USD	1,989
Marssenger Kitchenware Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	24,110 USD	1,024
Martin Marietta Materials, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	12,707 USD	(139)
Mastercard, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	18,409 USD	(111)
Maximus, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,245,338 USD	48,431
MaxLinear, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	924,768 USD	(11,114)
McCormick & Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,757,637 USD	(60,918)
MDC Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	644,197 USD	89,983
Medical Properties Trust, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	423,058 USD	17,603
Medicalsystem Biotechnology Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	104,570 USD	974
Medicalsystem Biotechnology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	43,624 USD	444
Medtronic PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,186,948 USD	(1,710)
Meggit PLC	05/27/24	M	1.74%	JPMorgan Chase Bank, N.A.	10,135,895 GBP	307,739
MeiG Smart Technology Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	22,002 USD	507
MeiG Smart Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	24,010 USD	559
Meihua Holdings Group Co., Ltd.	11/03/23	M	1.97%	JPMorgan Chase Bank, N.A.	145,417 USD	12,300

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Meihua Holdings Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	113,891 USD	$8,609
Merck & Co, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,057,867 USD	(11,236)
Merit Interactive Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	138,000 USD	(810)
Merit Interactive Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	69,301 USD	(618)
Merit Medical Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	63,120 USD	376
Meritor, Inc.	02/26/24	M	2.07%	JPMorgan Chase Bank, N.A.	12,428,616 USD	79,185
Metallurgical Corp. of China Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	215,251 USD	1,516
Metallurgical Corp. of China Ltd.	01/26/24	M	1.00%	Credit Suisse International	87,412 USD	580
Mettler-Toledo International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,843,495 USD	85,290
Middleby Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	13,146 USD	17
Ming Yang Smart Energy Group Ltd.	08/22/23	M	1.97%	JPMorgan Chase Bank, N.A.	1,201,777 USD	132,188
Ming Yang Smart Energy Group Ltd.	01/26/24	M	1.97%	Credit Suisse International	571,694 USD	61,964
Minmetals Capital Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,470 USD	(225)
Minmetals Capital Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,196 USD	(111)
Minsheng Holdings Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	66,636 USD	(1,079)
Minsheng Holdings Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	27,890 USD	(430)
Miracle Automation Engineering Co., Ltd.	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	163,943 USD	(5,039)
Miracle Automation Engineering Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	146,310 USD	(4,263)
Mirati Therapeutics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	389,673 USD	56,943
MLS Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,148 USD	(18)
MLS Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	3,225 USD	(14)
Monster Beverage Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	224,288 USD	1,251
Montage Technology Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	191,483 USD	11,225
Montage Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	131,872 USD	7,490
Moody’s Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,997,884 USD	33,188
MP Materials Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	44,715 USD	(2,562)
MS Alpha Swap	12/27/23	M	0.00%	Morgan Stanley Capital Services LLC	51,632,240 USD	(307,404)
MS Alpha Swap	08/18/22	M	1.00%	Morgan Stanley Capital Services LLC	160,512,300 USD	385,011
MS Alpha Swap	08/18/22	M	1.00%	Morgan Stanley Capital Services LLC	242,683,135 USD	(6,901,874)
MS Equity Index Swap - MS22COM3	03/24/22	M	0.00%	Morgan Stanley Capital Services LLC	22,688,805 USD	(1,698,221)
MSC Industrial Direct Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	707,372 USD	6,925
Murphy USA, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	228,135 USD	311
MYS Group Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	58,374 USD	68
MYS Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,333 USD	54
Nanfang Zhongjin Environment Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	54,510 USD	(1,189)
Nanfang Zhongjin Environment Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	22,720 USD	(496)
Nanfeng Ventilator Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	27,304 USD	(15)
Nanfeng Ventilator Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	22,436 USD	544
Nanhua Futures Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	335,828 USD	493

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nanhua Futures Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	146,635 USD	$170
Nanjing Baose Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	64,044 USD	(533)
Nanjing Baose Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,719 USD	(231)
Nanjing Canatal Data-Centre Environmental Tech Co., Ltd.	07/01/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,745 USD	(19)
Nanjing Canatal Data-Centre Environmental Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,919 USD	(20)
Nanjing Julong Science & Technology Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,544 USD	(73)
Nanjing Port Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	20,691 USD	(81)
Nanjing Port Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,028 USD	(91)
NanJing Public Utilities Development Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	30,815 USD	(198)
NanJing Public Utilities Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,982 USD	8
Nanjing Quanxin Cable Technology Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	35,091 USD	(98)
Nanjing Quanxin Cable Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	14,627 USD	(21)
Nanjing Securities Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	87,978 USD	(894)
Nanjing Securities Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	44,107 USD	(503)
Nanjing Textiles Import & Export Corp Ltd.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	55,461 USD	2,814
Nanjing Textiles Import & Export Corp Ltd.	01/26/24	M	1.97%	Credit Suisse International	23,151 USD	1,212
Nanjing Yunhai Special Metals Co., Ltd.	02/21/24	M	1.97%	JPMorgan Chase Bank, N.A.	730 USD	19
Nanjing Yunhai Special Metals Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,475 USD	145
Nantong Acetic Acid Chemical Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	152,499 USD	13,057
Nantong Acetic Acid Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	65,523 USD	5,562
Nantong Jiangshan Agrochemical & Chemical LLC	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	272,462 USD	(5,749)
Nantong Jiangshan Agrochemical & Chemical LLC	01/26/24	M	1.97%	Credit Suisse International	134,735 USD	(2,285)
Nantong Haixing Electronics Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	54,060 USD	(2,309)
Nantong Haixing Electronics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	55,036 USD	(1,450)
Nanxing Machinery Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	67,948 USD	(5,752)
Nanxing Machinery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	28,481 USD	(2,421)
Nasdaq, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	764,739 USD	(14,700)
National Fuel Gas Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	332,106 USD	(5,026)
National Instruments Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	594,791 USD	(10,071)
National Storage Affiliates Trust	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	302,808 USD	22,898
NavInfo Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,085 USD	40
NavInfo Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,605 USD	97
NetApp, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	64,583 USD	(517)
Neusoft Corp.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,015 USD	35
Neusoft Corp.	01/26/24	M	0.72%	Credit Suisse International	3,771 USD	12

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
New China Life Insurance Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	295,699 USD	$(765)
New China Life Insurance Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	125,291 USD	(269)
New Fortress Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	369,560 USD	(2,984)
New Hope Liuhe Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	470 USD	(13)
New Hope Liuhe Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	470 USD	(13)
New Huadu Supercenter Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	97,448 USD	6,552
New Huadu Supercenter Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	40,772 USD	2,747
New Universal Science and Technology Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	44,662 USD	(662)
New Universal Science and Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	18,708 USD	(241)
Neway Valve Suzhou Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	13,716 USD	(273)
Neway Valve Suzhou Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,771 USD	(117)
Newell Brands, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	28,362 USD	1,131
Newland Digital Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,731 USD	(35)
Newland Digital Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,162 USD	(18)
Newmont Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	30,434 USD	(2,569)
News Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,361,168 USD	10,994
Nikola Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	15,731 USD	(2,617)
Ninestar Corp.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	406,916 USD	(9,173)
Ninestar Corp.	01/26/24	M	1.97%	Credit Suisse International	178,519 USD	(4,087)
Ningbo Boway Alloy Material Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	80,622 USD	(3,945)
Ningbo Boway Alloy Material Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	61,788 USD	(2,033)
Ningbo Donly Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	107,996 USD	(3,194)
Ningbo Donly Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	45,165 USD	(1,306)
Ningbo Fuda Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	76,681 USD	1,902
Ningbo Fuda Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	32,042 USD	808
Ningbo GQY Video & Telecom JSC Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	19,686 USD	(280)
Ningbo GQY Video & Telecom JSC Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	8,247 USD	(120)
Ningbo Haitian Precision Machinery Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	20,442 USD	(431)
Ningbo Haitian Precision Machinery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,896 USD	(197)
Ningbo Huaxiang Electronic Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,891 USD	(387)
Ningbo Huaxiang Electronic Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,077 USD	(205)
Ningbo Joyson Electronic Corp.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	19,644 USD	(636)
Ningbo Joyson Electronic Corp.	01/26/24	M	1.00%	Credit Suisse International	15,026 USD	(476)
Ningbo Menovo Pharmaceutical Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	98,735 USD	684

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningbo Menovo Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	42,377 USD	$381
Ningbo Ronbay New Energy Technology Co., Ltd.	12/15/23	M	1.97%	JPMorgan Chase Bank, N.A.	647,118 USD	18,035
Ningbo Ronbay New Energy Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	292,927 USD	8,713
Ningbo Sanxing Medical Electric Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	56,602 USD	7,276
Ningbo Sanxing Medical Electric Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	28,098 USD	3,642
Ningbo Solartron Technology Co., Ltd.	07/01/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,973 USD	(65)
Ningbo Solartron Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,524 USD	(71)
Ningbo Zhenyu Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,256 USD	(1,070)
Ningbo Zhenyu Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,192 USD	(1,004)
Noble Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	303,643 USD	(25,579)
Nordson Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,068,143 USD	19,972
North Copper ShanXi Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,746 USD	(512)
North Copper ShanXi Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	34,302 USD	(1,363)
North Industries Group Red Arrow Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	21,951 USD	692
North Industries Group Red Arrow Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	22,106 USD	972
Northeast Pharmaceutical Group Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	547,324 USD	8,567
Northeast Pharmaceutical Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	236,882 USD	3,763
Northeast Securities Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,987 USD	9
Northeast Securities Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,655 USD	—
Northern Oil and Gas, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	205,024 USD	(37,096)
Novocure Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	50,651 USD	9,258
nVent Electric PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,494 USD	(48)
NXP Semiconductors NV	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	195,417 USD	(5,347)
Oasis Petroleum, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	51,134 USD	(6,489)
Old National BanCorp	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	79,729 USD	(780)
Old Republic International Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	42,431 USD	1,841
Olin Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	979,680 USD	(20,527)
Ollie’s Bargain Outlet Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	34,903 USD	(710)
Omnicom Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,611,697 USD	(17,808)
Optics Technology Holding Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	261 USD	(15)
Optics Technology Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	261 USD	(15)
ORG Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,795 USD	(114)
ORG Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,554 USD	(59)
Orinko Advanced Plastics Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	379,101 USD	5,402

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Orinko Advanced Plastics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	160,656 USD	$2,547
Ovctek China, Inc.	01/26/24	M	1.97%	Credit Suisse International	795 USD	59
Owens & Minor, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	569,069 USD	15,398
Owens Corning	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	680,913 USD	(13,461)
Owl Rock Capital Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	319,009 USD	(9,008)
PACCAR, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	51,891 USD	(593)
Packaging Corp of America	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,137,893 USD	(27,818)
PacWest Bancorp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,772,975 USD	6,687
Pagerduty, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	531,005 USD	7,167
Paike New Materials Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,059 USD	43
Pangang Group Vanadium Titanium & Resources Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	504,459 USD	25,383
Pangang Group Vanadium Titanium & Resources Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	260,610 USD	13,734
Patterson Cos, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	401,932 USD	20,450
Patterson-UTI Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	57,974 USD	(2,262)
PCI Technology Group Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,369 USD	97
PCI Technology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,327 USD	51
Pengdu Agriculture & Animal Husbandry Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,873 USD	(226)
Pengdu Agriculture & Animal Husbandry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,173 USD	(122)
Pengxin International Mining Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	265,610 USD	(4,507)
Pengxin International Mining Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	114,622 USD	(1,899)
Penumbra, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	23,863 USD	(1,076)
People’s Insurance Co. Group of China Ltd.	04/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	560,445 USD	(14,861)
People’s Insurance Co. Group of China Ltd.	01/26/24	M	1.97%	Credit Suisse International	240,246 USD	(6,305)
Perfect World Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	136,669 USD	3,718
Perfect World Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	73,156 USD	1,975
Perficient, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	128,972 USD	2,695
PerkinElmer, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	309,842 USD	(2,931)
Petco Health & Wellness Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	12,510 USD	(969)
PhiChem Corp.	01/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	366,733 USD	8,773
PhiChem Corp.	01/26/24	M	1.97%	Credit Suisse International	219,879 USD	6,184
Ping An Bank Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	868 USD	27
Ping An Bank Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,735 USD	55
Ping An Insurance Group Co. of China Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	131,470 USD	(348)
Ping An Insurance Group Co. of China Ltd.	01/26/24	M	1.00%	Credit Suisse International	65,039 USD	(176)
Pingdingshan Tianan Co.al Mining Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	153,198 USD	10,021
Pingdingshan Tianan Co.al Mining Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	87,516 USD	5,056
Pinnacle Financial Partners, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	194,206 USD	3,055
Plantronics, Inc.	03/31/32	M	1.57%	Goldman Sachs International	11,517,534 USD	17,442

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pnm Resources, Inc.	10/25/22	M	2.07%	JPMorgan Chase Bank, N.A.	16,111,874 USD	$1,037,276
POCO Holding Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,723 USD	185
POCO Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	8,166 USD	557
Polaris Bay Group Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,326 USD	21
Polaris Bay Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,917 USD	9
Poly Plastic Masterbatch Suzhou Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,759 USD	(134)
Poly Plastic Masterbatch Suzhou Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,318 USD	(150)
Portland General Electric Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	50,769 USD	122
Porton Pharma Solutions Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	575,501 USD	26,815
Porton Pharma Solutions Ltd.	01/26/24	M	1.97%	Credit Suisse International	257,466 USD	12,819
Porton Pharma Solutions Ltd.	01/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	495,843 USD	24,921
Porton Pharma Solutions Ltd.	01/26/24	M	1.97%	Credit Suisse International	233,974 USD	11,846
Postal Savings Bank of China Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	341,174 USD	8,186
Postal Savings Bank of China Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	151,404 USD	3,751
PotlatchDeltic Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,328,800 USD	(49,170)
Power Integrations, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	346,954 USD	4,092
Procore Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	43,395 USD	(1,864)
Profit Cultural & Creative Group Corp.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	194,615 USD	6,244
Profit Cultural & Creative Group Corp.	01/26/24	M	1.97%	Credit Suisse International	83,445 USD	2,750
Proya Cosmetics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,588 USD	268
Proya Cosmetics Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,853 USD	406
Public Service Enterprise Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,121,323 USD	128,598
Public Storage	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	922,468 USD	(4,156)
Puyang Huicheng Electronic Material Co., Ltd.	01/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,172 USD	40
Puyang Huicheng Electronic Material Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,390 USD	88
Qianjiang Yongan Pharmaceutical Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	144,627 USD	(158)
Qianjiang Yongan Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	88,486 USD	220
Qingdao East Steel Tower Stock Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	676,230 USD	9,531
Qingdao East Steel Tower Stock Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	302,917 USD	4,435
Qingdao Gaoce Technology Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,520 USD	(109)
Qingdao Gaoce Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,044 USD	(222)
Qingdao Hiron Co., Ltd	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,084 USD	8
Qingdao Hiron Co., Ltd	01/26/24	M	1.97%	Credit Suisse International	1,080 USD	12

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qingdao Huicheng Environmental Technology Group Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	806 USD	$(3)
Qingdao Huicheng Environmental Technology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,007 USD	(3)
Qingdao Port International Co., Ltd.	05/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	102,314 USD	(2,217)
Qingdao Port International Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	46,003 USD	(980)
Qingdao Rural Commercial Bank Corp.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,212 USD	(37)
Qingdao Rural Commercial Bank Corp.	01/26/24	M	1.00%	Credit Suisse International	4,866 USD	(5)
Qingdao Sentury Tire Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	439,442 USD	(22,585)
Qingdao Sentury Tire Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	185,359 USD	(9,694)
Qinhuangdao Port Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	110,149 USD	(1,926)
Qinhuangdao Port Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	53,234 USD	(898)
Qorvo, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,353 USD	(128)
QuakeSafe Technologies Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	356,974 USD	42
QuakeSafe Technologies Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	213,443 USD	(166)
Qualtrics International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	10,698 USD	436
Quectel Wireless Solutions Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,753 USD	(158)
Quectel Wireless Solutions Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,509 USD	(1,516)
Quidel Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	635,328 USD	2,076
Ralph Lauren Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,202 USD	(223)
Rambus, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	600,364 USD	(772)
Range Resources Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,057 USD	(488)
Rastar Group	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,428 USD	101
Rastar Group	01/26/24	M	1.97%	Credit Suisse International	3,094 USD	43
Raytron Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,307 USD	(187)
Raytron Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,645 USD	(85)
RBC Bearings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,343,950 USD	50,203
RCXTMSS3 SWAP	06/24/22	M	1.00%	Goldman Sachs International	18,052,797 USD	339,049
Red Star Macalline Group Corp., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	418,274 USD	35,454
Red Star Macalline Group Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	181,213 USD	15,679
Regal Rexnord Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	162,248 USD	3,946
Regeneron Pharmaceuticals, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	797,685 USD	(7,344)
Reliance Steel & Aluminum Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	69,208 USD	(75)
Repsol S.A	05/27/24	M	0.58%	Morgan Stanley Capital Services LLC	407,656 EUR	(1,305)
Retail Opportunity Investments Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	50,105 USD	(856)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rexford Industrial Realty, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,688,039 USD	$21,628
Rianlon Corp.	01/26/24	M	1.97%	Credit Suisse International	671 USD	(12)
Risen Energy Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	652,711 USD	(4,711)
Risen Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	289,890 USD	(2,474)
RiseSun Real Estate Development Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,637 USD	25
RiseSun Real Estate Development Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,469 USD	21
Rising Nonferrous Metals Share Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,310 USD	(744)
Rising Nonferrous Metals Share Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,155 USD	(372)
Riyue Heavy Industry Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,503 USD	(464)
Riyue Heavy Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,967 USD	(343)
Rizhao Port Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	463,429 USD	(7,086)
Rizhao Port Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	209,140 USD	(3,016)
Robert Half International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,843,161 USD	(152,588)
ROBLOX Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	158,959 USD	17,269
Rogers Corp.	11/06/23	M	2.07%	JPMorgan Chase Bank, N.A.	13,747,413 USD	154,888
Rongan Property Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	572,962 USD	(18,506)
Rongan Property Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	245,854 USD	(7,483)
Rongfeng Holding Group Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	23,341 USD	668
Rongfeng Holding Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,667 USD	280
Ronglian Group Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,645 USD	33
Ronglian Group Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,141 USD	38
Rongsheng Petrochemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	81,795 USD	48
Rongsheng Petrochemical Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	209,678 USD	(242)
Rongyu Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,797 USD	(25)
Rongyu Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,157 USD	(10)
Roper Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,631,583 USD	78,479
Ross Stores, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,952,095 USD	(95,565)
Royal Gold, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	95,176 USD	(782)
Ruida Futures Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	137,845 USD	3,633
Ruida Futures Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	57,750 USD	1,536
Sailun Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	21,307 USD	(1,609)
Sailun Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	11,100 USD	(830)
Salesforce, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	353,846 USD	(3,797)
Sanderson Farms, Inc.	08/11/23	M	2.07%	JPMorgan Chase Bank, N.A.	20,898,695 USD	271,093
Sanquan Food Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	544,241 USD	11,623
Sanquan Food Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	285,431 USD	4,894
Sansure Biotech, Inc.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,246 USD	(53)
Sansure Biotech, Inc.	01/26/24	M	1.00%	Credit Suisse International	3,571 USD	(32)
Seagen, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	734,642 USD	17,176
Sealand Securities Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,882 USD	(67)
Sealand Securities Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,183 USD	(32)
Seazen Holdings Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	336,634 USD	7,913
Seazen Holdings Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	146,590 USD	3,461
Secure Income REIT Plc	05/15/24	M	1.74%	JPMorgan Chase Bank, N.A.	346,464 GBP	13,873

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sempra Energy	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	900,862 USD	$22,697
Semtech Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	404,213 USD	(514)
SF Diamond Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,268 USD	(115)
SF Diamond Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,897 USD	(312)
SF Holding Co., Ltd.	06/04/24	M	1.97%	JPMorgan Chase Bank, N.A.	315,546 USD	39,608
SF Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	138,194 USD	16,873
Sg Micro Corp.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	128,922 USD	2,951
Sg Micro Corp.	01/26/24	M	1.97%	Credit Suisse International	66,457 USD	2,878
Sgis Songshan Co., Ltd.	07/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	2,814 USD	(43)
Sgis Songshan Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	1,485 USD	(21)
Shaanxi Baoguang Vacuum Electronic Apparatus Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	23,656 USD	(1,546)
Shaanxi Baoguang Vacuum Electronic Apparatus Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,823 USD	(636)
Shaanxi Coal Industry Co., Ltd.	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	885 USD	65
Shaanxi Coal Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,768 USD	131
Shaanxi International Trust Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	132,371 USD	(2,758)
Shaanxi International Trust Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	57,150 USD	(1,176)
ShaanXi Provincial Natural Gas Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	62,700 USD	55
ShaanXi Provincial Natural Gas Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	67,791 USD	80
Shaanxi Xinghua Chemistry Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	48,785 USD	(251)
Shaanxi Xinghua Chemistry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	32,947 USD	(50)
Shan Xi Hua Yang Group New Energy Co., Ltd.	04/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,183 USD	329
Shan Xi Hua Yang Group New Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,351 USD	270
Shan Xi Hua Yang New Materials Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	10,715 USD	(174)
Shan Xi Hua Yang New Materials Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,508 USD	(66)
Shandong Bailong Chuangyuan Bio-Tech Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	16,394 USD	1,181
Shandong Bailong Chuangyuan Bio-Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	35,875 USD	2,414
Shandong Cynda Chemical Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	277,271 USD	1,341
Shandong Cynda Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	126,484 USD	621
Shandong Dawn Polymer Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,620 USD	682
Shandong Dawn Polymer Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	873 USD	228
Shandong Gold Phoenix Group Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	82,014 USD	976
Shandong Gold Phoenix Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	34,315 USD	425
Shandong Hi-speed Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,282 USD	(8)
Shandong Hi-speed Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,259 USD	(5)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Hongchuang Aluminum Industry Holding Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	113,498 USD	$12,822
Shandong Hongchuang Aluminum Industry Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	47,503 USD	5,322
Shandong Huifa Foodstuff Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	29,851 USD	935
Shandong Huifa Foodstuff Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	12,525 USD	367
Shandong Jincheng Pharmaceutical Group Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	536,830 USD	(17,312)
Shandong Jincheng Pharmaceutical Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	248,365 USD	(7,997)
Shandong Longertek Technology Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	10,507 USD	(96)
Shandong Longertek Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,354 USD	(37)
Shandong Rike Chemical Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	18,861 USD	101
Shandong Rike Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	18,716 USD	246
Shandong Ruyi Woolen Garment Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,883 USD	(195)
Shandong Ruyi Woolen Garment Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,169 USD	(80)
Shandong Sacred Sun Power Sources Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,412 USD	528
Shandong Sacred Sun Power Sources Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,822 USD	203
Shandong Sino-Agri United Biotechnology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	56,600 USD	(353)
Shandong Sino-Agri United Biotechnology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	23,710 USD	(140)
Shandong Sinocera Functional Material Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	20,491 USD	(101)
Shandong Sun Paper Industry JSC Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,934 USD	225
Shandong Sun Paper Industry JSC Ltd.	01/26/24	M	1.00%	Credit Suisse International	7,241 USD	114
ShanDong Swan Cotton Industrial Machinery Stock Co., Ltd.	11/03/22	M	0.45%	JPMorgan Chase Bank, N.A.	38,038 USD	(404)
ShanDong Swan Cotton Industrial Machinery Stock Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,874 USD	(178)
Shandong Taihe Water Treatment Technologies Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	78,431 USD	9,024
Shandong Taihe Water Treatment Technologies Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	39,002 USD	4,532

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong WIT Dyne Health Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,764 USD	$178
Shandong WIT Dyne Health Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,123 USD	467
Shandong Yanggu Huatai Chemical Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	482 USD	(2)
Shandong Yanggu Huatai Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	964 USD	(2)
Shandong Donghong Pipe Industry Co.,Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,411 USD	(214)
Shandong Donghong Pipe Industry Co.,Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,287 USD	(88)
Shanghai 2345 Network Holding Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,151 USD	24
Shanghai 2345 Network Holding Group Co., Ltd.	01/26/24	M	0.00%	Credit Suisse International	4,810 USD	30
Shanghai Ace Investment & Development Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,685 USD	20
Shanghai Ace Investment & Development Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	721 USD	10
Shanghai AJ Group Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,947 USD	(38)
Shanghai AJ Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,470 USD	(16)
Shanghai Chuangli Group Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	32,365 USD	(847)
Shanghai Chuangli Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,502 USD	(347)
Shanghai Flyco Electrical Appliance Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,847 USD	864
Shanghai Flyco Electrical Appliance Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	34,235 USD	1,975
Shanghai Foreign Service Holding Group Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	130,276 USD	7,965
Shanghai Foreign Service Holding Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	69,756 USD	4,456
Shanghai Friendess Electronic Technology Corp., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,015 USD	559
Shanghai Friendess Electronic Technology Corp., Ltd.	01/26/24	M	0.72%	Credit Suisse International	6,023 USD	551
Shanghai Fudan Microelectronics Group Co., Ltd.	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,836 USD	1,007
Shanghai Fudan Microelectronics Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,275 USD	2,359
Shanghai Fullhan Microelectronics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,065 USD	202
Shanghai Guao Electronic Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	41,024 USD	(589)
Shanghai Guao Electronic Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	17,117 USD	(236)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Haoyuan Chemexpress Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,026 USD	$219
Shanghai Haoyuan Chemexpress Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,026 USD	219
Shanghai Industrial Development Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	224,085 USD	(2,172)
Shanghai Industrial Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	94,857 USD	(952)
Shanghai International Port Group Co., Ltd.	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	32,441 USD	43
Shanghai International Port Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	23,912 USD	38
Shanghai Jahwa United Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,997 USD	1,498
Shanghai Jahwa United Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,990 USD	758
Shanghai Jahwa United Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,125 USD	152
Shanghai Jahwa United Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,059 USD	689
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	03/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	90,662 USD	489
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	75,544 USD	381
Shanghai Kinetic Medical Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	275,803 USD	6,140
Shanghai Kinetic Medical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	112,304 USD	2,570
Shanghai Milkground Food Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	624 USD	75
Shanghai Morn Electric Equipment Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,703 USD	789
Shanghai Morn Electric Equipment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,862 USD	2,231
Shanghai Nar Industrial Co., Ltd.	06/12/24	M	1.97%	JPMorgan Chase Bank, N.A.	178,769 USD	1,618
Shanghai Nar Industrial Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	74,703 USD	674
Shanghai Pret Composites Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	300,811 USD	(5,990)
Shanghai Pret Composites Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	130,632 USD	(2,797)
Shanghai Putailai New Energy Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,218 USD	43
Shanghai Sanyou Medical Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,426 USD	161
Shanghai Sanyou Medical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,850 USD	325
Shanghai Shibei Hi-Tech Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	164,985 USD	(2,198)
Shanghai Shibei Hi-Tech Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	67,425 USD	(862)
Shanghai Shimao Co., Ltd.	07/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	2,351 USD	8
Shanghai Shimao Co., Ltd.	01/26/24	M	0.00%	Credit Suisse International	1,242 USD	4
Shanghai Sunglow Packaging Technology Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	34,437 USD	464

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Sunglow Packaging Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,038 USD	$205
Shanghai Titan Scientific Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,162 USD	115
Shanghai Titan Scientific Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,163 USD	115
Shanghai Trendzone Construction Decoration Group Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,364 USD	(209)
Shanghai Trendzone Construction Decoration Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,508 USD	(91)
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	278,809 USD	1,549
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	114,360 USD	627
Shanghai Xintonglian Packaging Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	26,253 USD	751
Shanghai Xintonglian Packaging Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,008 USD	312
Shanghai Xuerong Bio-Technology Co., Ltd.	06/12/24	M	1.97%	JPMorgan Chase Bank, N.A.	40,446 USD	(11)
Shanghai Xuerong Bio-Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	16,916 USD	(1)
Shanghai Yaohua Pilkington Glass Group Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	40,865 USD	(551)
Shanghai Yaohua Pilkington Glass Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	17,062 USD	(225)
Shanghai Zhongzhou Special Alloy Materials Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	41,030 USD	948
Shanghai Zhongzhou Special Alloy Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,702 USD	221
Shannon Semiconductor Technology Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,617 USD	500
Shannon Semiconductor Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,216 USD	1,329
Shantou Dongfeng Printing Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,220 USD	5
Shantou Dongfeng Printing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,687 USD	13
Shantou Wanshun New Material Group Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	240,876 USD	(3,641)
Shantou Wanshun New Material Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	106,895 USD	(1,505)
Shantui Construction Machinery Co., Ltd.	05/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,812 USD	315
Shantui Construction Machinery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,894 USD	855
Shanxi Blue Flame Holding Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	59,465 USD	926

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanxi Blue Flame Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,271 USD	$422
Shanxi Coal International Energy Group Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	529 USD	52
Shanxi Coal International Energy Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,323 USD	130
Shanxi Coking Coal Energy Group Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	19,392 USD	210
Shanxi Coking Coal Energy Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,482 USD	119
Shanxi Guoxin Energy Corp., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	239,849 USD	(5,025)
Shanxi Guoxin Energy Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	106,288 USD	(2,234)
Shanxi Lu’an Environmental EnergyDev. Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,750 USD	43
Shanxi Lu’an Environmental EnergyDev. Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,308 USD	25
Shanxi Taigang Stainless Steel Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,017 USD	(224)
Shanxi Taigang Stainless Steel Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,757 USD	(116)
Shanxi Xinghuacun Fen Wine Factory Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	571,057 USD	25,725
Shanxi Xinghuacun Fen Wine Factory Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	291,494 USD	14,175
Shaw Communications, Inc.	09/13/31	M	2.62%	JPMorgan Chase Bank, N.A.	23,103,428 CAD	491,010
Shenergy Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,125 USD	(198)
Shenergy Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,366 USD	(105)
Shengda Resources Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,798 USD	(497)
Shengda Resources Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	34,374 USD	(1,305)
Shenghe Resources Holding Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	598,169 USD	39,558
Shenghe Resources Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	277,564 USD	19,187
Shengyi Electronics Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	116,041 USD	3,434
Shengyi Electronics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	58,043 USD	1,715
Shennan Circuits Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	126,588 USD	(602)
Shennan Circuits Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	63,304 USD	(310)
Shenzhen Absen Optoelectronic Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	334,314 USD	20,954
Shenzhen Absen Optoelectronic Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	145,130 USD	9,146
Shenzhen Aisidi Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,103 USD	(102)
Shenzhen Aisidi Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,694 USD	(55)
Shenzhen Anche Technologies Co., Ltd.	11/03/22	M	0.45%	JPMorgan Chase Bank, N.A.	95,533 USD	848
Shenzhen Anche Technologies Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	39,922 USD	331
Shenzhen AV-Display Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,430 USD	707

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen AV-Display Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	30,278 USD	$1,932
Shenzhen Bingchuan Network Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	334,030 USD	(9,125)
Shenzhen Bingchuan Network Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	144,267 USD	(4,012)
Shenzhen Capchem Technology Co., Ltd.	02/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	857,771 USD	28,289
Shenzhen Capchem Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	402,080 USD	14,833
Shenzhen Changhong Technology Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	500,029 USD	72,253
Shenzhen Changhong Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	219,047 USD	31,944
Shenzhen Comix Group Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	44,336 USD	2,988
Shenzhen Comix Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	19,011 USD	1,299
Shenzhen Comix Group Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	153,718 USD	9,846
Shenzhen Comix Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	65,574 USD	4,229
Shenzhen Dynanonic Co., Ltd.	06/12/24	M	1.97%	JPMorgan Chase Bank, N.A.	218,710 USD	1,067
Shenzhen Dynanonic Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	138,600 USD	592
Shenzhen Energy Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,560 USD	154
Shenzhen Energy Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,516 USD	81
Shenzhen Fastprint Circuit Tech Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	185,172 USD	9,780
Shenzhen Fastprint Circuit Tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	96,437 USD	5,248
Shenzhen Fluence Technology PLC	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	43,630 USD	193
Shenzhen Fluence Technology PLC	01/26/24	M	1.97%	Credit Suisse International	18,142 USD	160
Shenzhen Gongjin Electronics Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,632 USD	(90)
Shenzhen Gongjin Electronics Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,366 USD	(39)
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,630 USD	97
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,318 USD	45
Shenzhen Hifuture Information Technology Co., Ltd.	06/04/24	M	1.97%	JPMorgan Chase Bank, N.A.	91,669 USD	13,149
Shenzhen Hifuture Information Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	37,983 USD	5,467
Shenzhen Huaqiang Industry Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,797 USD	49
Shenzhen Huaqiang Industry Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,493 USD	25
Shenzhen Hymson Laser Intelligent Equipments Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,720 USD	(376)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Hymson Laser Intelligent Equipments Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	14,167 USD	$(1,135)
Shenzhen Jinjia Group Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	188,044 USD	(364)
Shenzhen Jinjia Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	93,569 USD	(209)
Shenzhen Kaifa Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,205 USD	(32)
Shenzhen Kaifa Technology Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,888 USD	(64)
Shenzhen Kangtai Biological Products Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	151,938 USD	10,174
Shenzhen Kangtai Biological Products Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	115,906 USD	6,656
Shenzhen Kedali Industry Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	413,978 USD	(14,952)
Shenzhen Kedali Industry Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	172,457 USD	(6,196)
Shenzhen Kingdom Sci-Tech Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,783 USD	24
Shenzhen Kingdom Sci-Tech Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,468 USD	13
Shenzhen Kinwong Electronic Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,368 USD	(186)
Shenzhen Kinwong Electronic Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,181 USD	(90)
Shenzhen Kstar Science And Technology Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,661 USD	367
Shenzhen Kstar Science And Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,051 USD	1,120
Shenzhen Lifotronic Technology Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,362 USD	(1)
Shenzhen Lifotronic Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,658 USD	—
Shenzhen Magic Design & Decoration Engineering Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	756 USD	(7)
Shenzhen Magic Design & Decoration Engineering Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	906 USD	(7)
Shenzhen MTC Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,309 USD	(114)
Shenzhen MTC Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,325 USD	(55)
Shenzhen New Industries Biomedical Engineering Co., Ltd.	04/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	462,589 USD	15,795
Shenzhen New Industries Biomedical Engineering Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	238,825 USD	8,265
Shenzhen Riland Industry Group Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	32,524 USD	72
Shenzhen Riland Industry Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,603 USD	29
Shenzhen Salubris Pharmaceuticals Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,545 USD	369

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Salubris Pharmaceuticals Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,670 USD	$207
Shenzhen SC New Energy Technology Corp.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	413,553 USD	6,883
Shenzhen SC New Energy Technology Corp.	01/26/24	M	1.00%	Credit Suisse International	179,955 USD	2,901
Shenzhen Sea Star Technology Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	18,337 USD	(42)
Shenzhen Sea Star Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	7,695 USD	(16)
Shenzhen Senior Technology Material Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	274,459 USD	(4,799)
Shenzhen Senior Technology Material Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	153,528 USD	(1,480)
Shenzhen Strongteam Decoration Engineering Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	24,891 USD	139
Shenzhen Strongteam Decoration Engineering Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,267 USD	63
Shenzhen Sunlord Electronics Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,337 USD	282
Shenzhen Sunlord Electronics Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,358 USD	155
Shenzhen Suntak Circuit Technology Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	202,036 USD	14,771
Shenzhen Suntak Circuit Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	93,870 USD	6,976
Shenzhen Sunxing Light Alloys Materials Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	82,234 USD	(693)
Shenzhen Sunxing Light Alloys Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	36,550 USD	(261)
Shenzhen Tagen Group Co., Ltd.	05/28/24	M	1.97%	JPMorgan Chase Bank, N.A.	282,585 USD	7,865
Shenzhen Tagen Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	135,068 USD	3,570
Shenzhen Transsion Holdings Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	458,815 USD	7,709
Shenzhen Transsion Holdings Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	199,284 USD	3,320
Shenzhen United Winners Laser Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,016 USD	(1)
Shenzhen YHLO Biotech Co., Ltd.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	46,832 USD	418
Shenzhen YHLO Biotech Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	19,662 USD	88
Shenzhen Yinghe Technology Co., Ltd.	03/27/24	M	1.97%	JPMorgan Chase Bank, N.A.	499,959 USD	20,518
Shenzhen Yinghe Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	260,226 USD	10,960
Shenzhen YUTO Packaging Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,802 USD	143

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen YUTO Packaging Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,899 USD	$73
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	573,844 USD	(2,612)
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	251,517 USD	(1,011)
Sherwin-Williams Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,188,485 USD	(47,233)
Shockwave Medical, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	452,532 USD	62,289
Shopify, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	22,912 USD	(1,138)
Shuangliang Eco-Energy Systems Co., Ltd.	03/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	85,914 USD	3,693
Shuangliang Eco-Energy Systems Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	57,940 USD	2,973
Shuifa Energas Gas Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,116 USD	(111)
Shuifa Energas Gas Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,584 USD	(121)
Shunfa Hengye Corp.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	544,218 USD	30,092
Shunfa Hengye Corp.	01/26/24	M	1.97%	Credit Suisse International	232,765 USD	12,966
Shunya International Martech Beijing Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,057 USD	506
Shunya International Martech Beijing Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,577 USD	1,355
Shutterstock, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	274,834 USD	21,344
SI-TECH Information Technology Co., Ltd.	06/25/24	M	1.97%	JPMorgan Chase Bank, N.A.	275 USD	(4)
SI-TECH Information Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	275 USD	(3)
Sichuan Changhong Electric Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,771 USD	(200)
Sichuan Changhong Electric Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	4,107 USD	(106)
Sichuan Dawn Precision Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	25,103 USD	(306)
Sichuan Dawn Precision Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,456 USD	(124)
Sichuan Furong Technology Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	10,988 USD	(101)
Sichuan Furong Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,560 USD	(41)
Sichuan Hebang Biotechnology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	18,318 USD	391
Sichuan Hebang Biotechnology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	9,660 USD	203
Sichuan Hexie Shuangma Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	414,257 USD	13,753
Sichuan Hexie Shuangma Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	176,187 USD	5,798
Sichuan Huati Lighting Technology Co., Ltd.	07/01/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,399 USD	(536)
Sichuan Huati Lighting Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	19,240 USD	(576)
Sichuan Kelun Pharmaceutical Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	78,753 USD	(1,655)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sichuan Kelun Pharmaceutical Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	41,670 USD	$(886)
Sichuan Kexin Mechanical and Electrical Equipment Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	104,828 USD	(733)
Sichuan Kexin Mechanical and Electrical Equipment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	43,774 USD	(301)
Sichuan Road & Bridge Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,895 USD	(8)
Sichuan Road & Bridge Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,262 USD	(15)
Sichuan Tianyi Comheart Telecom Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	255,899 USD	2,769
Sichuan Tianyi Comheart Telecom Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	131,179 USD	1,206
Sichuan Yahua Industrial Group Co., Ltd.	02/28/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,262,260 USD	15,588
Sichuan Yahua Industrial Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	593,141 USD	7,740
Siemens Gamesa Renewable Energy SA	05/27/24	M	0.08%	JPMorgan Chase Bank, N.A.	17,494,383 EUR	56,473
Sijin Intelligent Forming Machinery Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	63,030 USD	160
Sijin Intelligent Forming Machinery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	30,092 USD	104
Silicon Laboratories, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	105,198 USD	(2,417)
Sino Medical Sciences Technology, Inc.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	122,724 USD	(637)
Sino Medical Sciences Technology, Inc.	01/26/24	M	1.97%	Credit Suisse International	51,371 USD	(256)
Sinofibers Technology Co., Ltd.	04/30/24	M	1.97%	JPMorgan Chase Bank, N.A.	21,880 USD	1,160
Sinofibers Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,935 USD	585
Sinolink Securities Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,319 USD	(69)
Sinolink Securities Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	7,569 USD	(40)
Sinoma International Engineering Co.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,978 USD	(161)
Sinoma International Engineering Co.	01/26/24	M	1.97%	Credit Suisse International	4,136 USD	(83)
Sinomine Resource Group Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	559,916 USD	32,739
Sinomine Resource Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	244,284 USD	14,415
Sinotrans Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,349 USD	(2)
Sinotrans Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,318 USD	1
SiteOne Landscape Supply, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	992,959 USD	50,363
SiTime Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	236,170 USD	(11,025)
Skyworth Digital Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	269,945 USD	3,439
Skyworth Digital Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	122,468 USD	1,511
Snap-on, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	13,433 USD	(35)
Snowsky Salt Industry Group Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	524,496 USD	122,548

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Snowsky Salt Industry Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	255,915 USD	$59,909
SolarEdge Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	160,518 USD	(5,341)
Songcheng Performance Development Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	16,268 USD	929
Songcheng Performance Development Co., Ltd.	01/26/24	M	0.00%	Credit Suisse International	8,442 USD	500
Sonoco Products Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,525,973 USD	142,448
SooChow Securities Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	145,538 USD	1,151
SooChow Securities Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	77,998 USD	678
Southern Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	10,536 USD	18
Southwest Gas Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	526,238 USD	1,467
Spearhead Integrated Marketing Communication Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,940 USD	76
Spearhead Integrated Marketing Communication Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,418 USD	85
Spectrum Brands Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	433,822 USD	14,089
SPIC Industry-Finance Holdings Co., Ltd.	06/12/24	M	1.97%	JPMorgan Chase Bank, N.A.	80,390 USD	(3,009)
SPIC Industry-Finance Holdings Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	36,402 USD	(1,340)
SPIC Yuanda Environmental-Protection Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	181,867 USD	2,952
SPIC Yuanda Environmental-Protection Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	90,577 USD	1,519
Spirit Airlines, Inc.	02/09/24	M	2.07%	JPMorgan Chase Bank, N.A.	3,502,121 USD	132,645
Spirit Realty Capital, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	647,759 USD	1,415
Spotify Technology SA	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	380,825 USD	(33,748)
Sprout Social, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	27,156 USD	(444)
Square Technology Group Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	64,808 USD	302
Square Technology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	27,050 USD	122
SS&C Technologies Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,110,257 USD	28,031
STAG Industrial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	996,406 USD	1,204
Star Bulk Carriers Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	48,502 USD	(371)
StarPower Semiconductor Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,316 USD	448
State Grid Information & Communication Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,517 USD	(106)
State Grid Information &Telecommunication Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,820 USD	(199)
State Grid Yingda Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,462 USD	(104)
State Grid Yingda Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,383 USD	(49)
State Street Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	90,931 USD	(4,621)
Stellantis NV	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	250,471 USD	(19,784)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Stericycle, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	156,073 USD	$10,688
STERIS PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,961,600 USD	90,624
Steven Madden Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,158,982 USD	(36,367)
Stifel Financial Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,116 USD	(35)
STO Express Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	821,068 USD	52,860
STO Express Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	367,073 USD	23,951
Stryker Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	632,029 USD	(29)
Success Electronics Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,352 USD	807
Success Electronics Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,778 USD	1,596
Suli Co., Ltd.	05/21/24	M	1.97%	JPMorgan Chase Bank, N.A.	122,967 USD	(1,644)
Suli Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	51,461 USD	(668)
Summit Materials, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	60,154 USD	51
Sun Life Financial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	492,778 USD	3,344
Suning Universal Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,865 USD	148
Suning Universal Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,013 USD	76
Sunny Loan Top Co., Ltd.	07/01/24	M	1.97%	JPMorgan Chase Bank, N.A.	45,559 USD	(410)
Sunny Loan Top Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	19,005 USD	(151)
Sunresin New Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	861 USD	50
Sunrise Group Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	331,166 USD	23,563
Sunrise Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	148,203 USD	10,601
Sunshine Global Circuits Co., Ltd.	05/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	205,912 USD	7,550
Sunshine Global Circuits Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	96,816 USD	3,693
Sunstone Development Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,477 USD	28
Sunstone Development Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,020 USD	36
Suofeiya Home Collection Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,946 USD	378
Suofeiya Home Collection Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,377 USD	196
Suzhou Anjie Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	128,022 USD	(4,042)
Suzhou Anjie Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	63,673 USD	(2,050)
Suzhou Chunxing Precision Mechanical Co., Ltd.	05/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	426,164 USD	95,010
Suzhou Chunxing Precision Mechanical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	185,432 USD	41,413
Suzhou Dongshan Precision Manufacturing Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	23,336 USD	(1,071)
Suzhou Dongshan Precision Manufacturing Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	12,210 USD	(564)
Suzhou Gold Mantis Construction Decoration Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	448,689 USD	(8,098)
Suzhou Gold Mantis Construction Decoration Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	197,320 USD	(3,432)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Suzhou Hengmingda Electronic Technology Co., Ltd.	05/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	175,061 USD	$(819)
Suzhou Hengmingda Electronic Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	81,924 USD	(291)
Suzhou Jin Hong Shun Auto Parts Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	16,798 USD	(366)
Suzhou Jin Hong Shun Auto Parts Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,198 USD	(155)
Suzhou Secote Precision Electronic Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,585 USD	518
Suzhou Secote Precision Electronic Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,622 USD	1,411
Suzhou Shijia Science & Technology, Inc.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	30,548 USD	287
Suzhou Shijia Science & Technology, Inc.	01/26/24	M	1.97%	Credit Suisse International	12,652 USD	216
Suzhou SLAC Precision Equipment Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	656,543 USD	(11,419)
Suzhou SLAC Precision Equipment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	299,469 USD	(5,465)
Suzhou TA&A Ultra Clean Technology Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,214,100 USD	92,794
Suzhou TA&A Ultra Clean Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	560,539 USD	45,254
Suzhou TFC Optical Communication Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,097 USD	(223)
Suzhou TFC Optical Communication Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,926 USD	(96)
Suzhou UIGreen Micro&Nano Technologies Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,813 USD	(22)
Suzhou UIGreen Micro&Nano Technologies Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,822 USD	(31)
Suzhou Xingye Materials Technology Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,256 USD	(388)
Suzhou Xingye Materials Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	18,971 USD	(534)
SVB Financial Group	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	582,592 USD	(22,496)
Swancor Advanced Materials Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	79,741 USD	3,089
Swancor Advanced Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	40,940 USD	1,484
Swedish Match AB	05/15/24	M	0.90%	JPMorgan Chase Bank, N.A.	178,081,737 SEK	578,260
Synaptics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	740,307 USD	(23,035)
Synovus Financial Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,299,779 USD	12,008
Tangrenshen Group Co., Ltd.	07/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	196,671 USD	1,641
Tangrenshen Group Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	82,264 USD	748
Tangshan Sanyou Chemical Industries Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,557 USD	(94)
Tangshan Sanyou Chemical Industries Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,444 USD	(40)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tangshan Sunfar Silicon Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	789 USD	$(51)
Targa Resources Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,448,792 USD	(48,874)
Tasly Pharmaceutical Group Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,788 USD	(37)
Tasly Pharmaceutical Group Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	3,474 USD	(20)
Tatwah Smartech Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,588 USD	1,781
Tatwah Smartech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	14,902 USD	1,956
TBEA Co., Ltd.	04/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,254 USD	839
TBEA Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	32,598 USD	2,180
TD SYNNEX Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	197,464 USD	(8,340)
TE Connectivity Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,657,885 USD	(79,762)
Tech-Bank Food Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	179,020 USD	868
Tech-Bank Food Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	75,659 USD	331
Teck Resources Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,887 USD	(1,529)
Teladoc Health, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	119,959 USD	6,472
Teledyne Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	612,249 USD	11,184
Tellhow Sci-Tech Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	16,122 USD	(612)
Tellhow Sci-Tech Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,793 USD	(258)
TELUS Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,152,070 USD	2,346
Tenable Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	40,215 USD	(981)
Teradyne, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	198,203 USD	(3,969)
Terex Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,274,845 USD	(48,395)
Terminix Global Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	129,919 USD	(1,181)
Terminix Global Holdings, Inc.	12/18/23	M	2.07%	JPMorgan Chase Bank, N.A.	4,544,975 USD	152,539
Terreno Realty Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,664,059 USD	(11,757)
TES Touch Embedded Solutions Xiamen Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	47,454 USD	19,659
TES Touch Embedded Solutions Xiamen Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	19,920 USD	8,320
Thalys Medical Technology Group, Inc.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	131,053 USD	(4,576)
Thalys Medical Technology Group, Inc.	01/26/24	M	1.97%	Credit Suisse International	54,742 USD	(1,895)
Tian Di Science & Technology Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	579,911 USD	(25,848)
Tian Di Science & Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	253,852 USD	(11,150)
Tianfeng Securities Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	15,829 USD	(153)
Tianfeng Securities Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	8,346 USD	(81)
Tianjin 712 Communication & Broadcasting Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,164 USD	(106)
Tianjin 712 Communication & Broadcasting Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,818 USD	(53)
Tianjin Guangyu Development Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,497 USD	(258)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tianjin Guangyu Development Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,853 USD	$(136)
Tianjin Jingwei Huikai Optoelectronic Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,457 USD	(74)
Tianjin Jingwei Huikai Optoelectronic Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,325 USD	(178)
Tianjin Pengling Group Co., Ltd.	04/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	213,861 USD	7,330
Tianjin Pengling Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	104,540 USD	4,257
Tianjin You Fa Steel Pipe Group Stock Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	57,264 USD	(200)
Tianjin You Fa Steel Pipe Group Stock Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	23,479 USD	(83)
Tianjin Zhonghuan Semiconductor Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	697 USD	183
Tianma Microelectronics Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,678 USD	(40)
Tianma Microelectronics Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,635 USD	(19)
Tianneng Battery Group Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,097 USD	2
Tianneng Battery Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,160 USD	(93)
Tianqi Lithium Corp.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	119,886 USD	8,749
Tianqi Lithium Corp.	01/26/24	M	1.97%	Credit Suisse International	59,042 USD	4,344
Tianshui Zhongxing Bio-technology Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	67,666 USD	(133)
Tianshui Zhongxing Bio-technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	28,365 USD	(51)
Tibet Mineral Development Co.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	331,850 USD	(7,423)
Tibet Mineral Development Co.	01/26/24	M	1.97%	Credit Suisse International	137,563 USD	(3,049)
Tibet Weixinkang Medicine Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,080 USD	(25)
Tibet Weixinkang Medicine Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	462 USD	(11)
Tinavi Medical Technologies Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,609 USD	(30)
Tinavi Medical Technologies Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,040 USD	(31)
Toast, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	16,647 USD	(1,352)
Tofflon Science & Technology Group Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	482 USD	25
Tofflon Science & Technology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,397 USD	72
Toly Bread Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,894 USD	287
Toly Bread Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,070 USD	144
Tonghua Dongbao Pharmaceutical Co., Ltd.	03/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	392,123 USD	4,993
Tonghua Dongbao Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	177,706 USD	2,085
Tongling Nonferrous Metals Group Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,846 USD	(412)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tongling Nonferrous Metals Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,967 USD	$(227)
Tongwei Co., Ltd.	05/28/24	M	1.97%	JPMorgan Chase Bank, N.A.	715,813 USD	54,088
Tongwei Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	332,458 USD	25,220
Top Energy Co., Ltd. Shanxi	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	417,861 USD	(632)
Top Energy Co., Ltd. Shanxi	01/26/24	M	1.97%	Credit Suisse International	172,545 USD	(231)
Top Resource Conservation & Environment Corp.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	382,324 USD	13,691
Top Resource Conservation & Environment Corp.	01/26/24	M	1.97%	Credit Suisse International	171,944 USD	6,237
Topsec Technologies Group, Inc.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	44,863 USD	17
Topsec Technologies Group, Inc.	01/26/24	M	1.97%	Credit Suisse International	22,566 USD	26
Toyou Feiji Electronics Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	54,716 USD	1,065
Toyou Feiji Electronics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	33,935 USD	671
Tradeweb Markets, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	68,689 USD	(3,305)
Transfar Zhilian Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,288 USD	12
Transfar Zhilian Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,557 USD	128
Transunion	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	829,229 USD	(9,732)
Tri Pointe Homes, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	96,084 USD	8,831
Trimble, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,669,786 USD	(54,660)
Trina Solar Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	478,143 USD	(14,181)
Trina Solar Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	231,235 USD	(7,051)
TriNet Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,172,252 USD	147,965
Turning Point Therapeutics, Inc.	06/05/24	M	2.07%	JPMorgan Chase Bank, N.A.	9,274,172 USD	83,316
Tus Environmental Science And Technology Development Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	13,943 USD	90
Tus Environmental Science And Technology Development Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,802 USD	48
Tyler Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	230,904 USD	15,131
UCloud Technology Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	239,470 USD	(6,792)
UCloud Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	107,371 USD	(3,187)
UE Furniture Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,803 USD	(25)
UE Furniture Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,609 USD	(284)
UFP Industries, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,062,891 USD	37,570
UiPath, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	122,436 USD	(6,802)
Ulta Beauty, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	885,581 USD	(34,826)
Ultra Electronics Holdings PLC	08/18/23	M	1.74%	JPMorgan Chase Bank, N.A.	9,357,663 GBP	1,272,992
Umpqua Holdings Corp.	10/16/23	M	2.07%	JPMorgan Chase Bank, N.A.	3,018,665 USD	75,651
Unilumin Group Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	528,354 USD	23,981
Unilumin Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	227,232 USD	10,414
Unisplendour Corp., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,791 USD	136
Unisplendour Corp., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,246 USD	375
United Therapeutics Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	619,281 USD	452
Universal Health Services, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,548,307 USD	(57,094)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Universal Scientific Industrial Shanghai Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	177,609 USD	$5,798
Universal Scientific Industrial Shanghai Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	79,572 USD	2,800
Uroica Precision Information Engineering Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,911 USD	(26)
Uroica Precision Information Engineering Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,595 USD	(25)
Valaris Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	211,001 USD	(12,135)
Valero Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	67,786 USD	(5,931)
Valiant Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	611 USD	13
Valiant Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,220 USD	26
Valley National BanCorp	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,088,013 USD	(20,499)
Valmont Industries, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	134,344 USD	1,333
Vats Liquor Chain Store Management Joint Stock Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	595 USD	60
Vats Liquor Chain Store Management JSC Ltd.	04/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	595 USD	60
Vatti Corp., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	25,831 USD	(271)
Vatti Corp., Ltd.	01/26/24	M	1.00%	Credit Suisse International	10,807 USD	(114)
Veeva Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,523 USD	240
Veken Technology Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,886 USD	(100)
Veken Technology Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,245 USD	(38)
Venustech Group, Inc.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,627 USD	(100)
Venustech Group, Inc.	01/26/24	M	1.97%	Credit Suisse International	5,117 USD	(56)
Verint Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	118,020 USD	(626)
Verisilicon Microelectronics Shanghai Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	218,474 USD	8,812
Verisilicon Microelectronics Shanghai Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	111,969 USD	4,626
Vermilion Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,856 USD	(188)
Vertex Pharmaceuticals, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,392,276 USD	19,774
Vertiv Holdings Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	12,511 USD	(2,153)
Viatris, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	19,144 USD	(235)
Viavi Solutions, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,018,178 USD	(8,858)
Vifor Pharma AG	03/06/24	M	0.29%	JPMorgan Chase Bank, N.A.	13,500,106 CHF	(152,149)
Virtu Financial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	89,856 USD	(945)
VMware, Inc.	05/30/24	M	2.07%	JPMorgan Chase Bank, N.A.	17,642,369 USD	(483,249)
Vonage Holdings Corp.	11/27/23	M	2.07%	JPMorgan Chase Bank, N.A.	7,496,391 USD	925,315
Vornado Realty Trust	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,287,501 USD	14,574
Vtron Group Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	388,474 USD	6,976
Vtron Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	171,368 USD	3,123
Vulcan Materials Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	462,292 USD	(8,425)
Walmart, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	74,504 USD	(1,313)
Wanda Film Holding Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,536 USD	271
Wanda Film Holding Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,566 USD	143
Wangfujing Group Co., Ltd.	07/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	99,291 USD	3,553
Wangfujing Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	52,822 USD	1,899
Wangsu Science & Technology Co., Ltd.	04/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	990,955 USD	(752)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wangsu Science & Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	449,891 USD	$(148)
Wanxiang Qianchao Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	216,380 USD	1,013
Wanxiang Qianchao Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	494,163 USD	2,147
Warner Bros Discovery, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	22,717 USD	(1,003)
Waste Co.nnections, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,602,406 USD	87,540
Waste Management, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	201,204 USD	5,166
Wasu Media Holding Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,188 USD	50
Wasu Media Holding Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,712 USD	26
Webster Financial Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,235,531 USD	(51,369)
Wei Long Grape Wine Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	91,144 USD	8,478
Wei Long Grape Wine Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	38,137 USD	3,551
Weichai Power Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	128,437 USD	(1,955)
Weichai Power Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	63,747 USD	(971)
Weifu High-Technology Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,125 USD	(223)
Weifu High-Technology Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,860 USD	(122)
Weihai Guangwei Composites Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,232 USD	(41)
Weihai Guangwei Composites Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	7,060 USD	(25)
Welbilt, Inc.	04/25/23	M	2.07%	JPMorgan Chase Bank, N.A.	14,638,251 USD	30,804
Well Lead Medical Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,153 USD	30
Well Lead Medical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,541 USD	62
Wencan Group Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	26,327 USD	(2,306)
Wencan Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	58,297 USD	(5,196)
Wenzhou Yihua Connector Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	39,595 USD	(2,045)
Wenzhou Yihua Connector Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	16,673 USD	(862)
Werner Enterprises, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	368,735 USD	(100)
West Pharmaceutical Services, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,248,847 USD	59,508
West Shanghai Automotive Service Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	14,415 USD	(354)
West Shanghai Automotive Service Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,980 USD	(143)
Western Alliance Bancorp	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	88,092 USD	793
Western Superconducting Technologies Co.,Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	20,080 USD	(798)
Western Superconducting Technologies Co.,Ltd.	01/26/24	M	0.72%	Credit Suisse International	8,609 USD	(345)
Westlake Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,700,015 USD	(15,835)
Westone Information Industry, Inc.	01/26/24	M	1.97%	Credit Suisse International	634 USD	7
Westrock Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,329,940 USD	(10,001)
Weyerhaeuser Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,260,841 USD	(30,242)
WG Tech JiangXi Co., Ltd.	07/02/24	M	0.72%	JPMorgan Chase Bank, N.A.	2,134 USD	17

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
WG Tech JiangXi Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,369 USD	$22
Williams-Sonoma, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	4,085 USD	(313)
Willis Towers Watson PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	269,970 USD	(1,125)
Wintime Energy Co., Ltd.	12/11/23	M	1.97%	JPMorgan Chase Bank, N.A.	94,763 USD	(4,103)
Wintime Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	43,155 USD	(1,756)
Wintrust Financial Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	88,401 USD	(476)
Wiscom System Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	41,200 USD	(960)
Wiscom System Co., Ltd.	01/26/24	M	0.00%	Credit Suisse International	17,200 USD	(411)
Wix.com Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	135,737 USD	3,557
Wolong Electric Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,104 USD	(626)
Wolong Electric Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,275 USD	(321)
Wonders Information Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,833 USD	63
Wonders Information Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,198 USD	32
Woodward, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,427,035 USD	36,436
Workiva, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,189,692 USD	38,646
World Wrestling Entertainment, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,030 USD	219
Wuchan Zhongda Group Co.,Ltd.	06/04/24	M	1.97%	JPMorgan Chase Bank, N.A.	79,123 USD	805
Wuchan Zhongda Group Co.,Ltd.	01/26/24	M	1.97%	Credit Suisse International	39,574 USD	428
Wuhan Fingu Electronic Technology Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	317,190 USD	42,994
Wuhan Fingu Electronic Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	149,262 USD	20,162
Wuhan Guide Infrared Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	36,902 USD	(374)
Wuhan Guide Infrared Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	14,961 USD	(158)
Wuhan Tianyu Information Industry Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,295 USD	(181)
Wuhan Tianyu Information Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,212 USD	(197)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	657,553 USD	(41,676)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	302,030 USD	(19,145)
Wuhu Token Science Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	209,229 USD	2,587
Wuhu Token Science Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	85,451 USD	1,005
WUS Printed Circuit Kunshan Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,051 USD	(93)
WUS Printed Circuit Kunshan Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	24,931 USD	(236)
WuXi AppTec Co., Ltd.	06/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	342,169 USD	24,436
WuXi AppTec Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	191,358 USD	12,139
Wuxi Autowell Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,784 USD	192

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wuxi Autowell Technology Co., Ltd.	04/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,214 USD	$200
Wuxi Autowell Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	23,350 USD	576
Wuxi Paike New Materials Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,123 USD	81
Wuxi Shangji Automation Co., Ltd.	05/21/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,567 USD	2,346
Wuxi Shangji Automation Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	33,380 USD	6,233
Wuxi Taiji Industry Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,867 USD	(150)
Wuxi Taiji Industry Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,163 USD	(84)
Wyndham Hotels & Resorts, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,807,732 USD	(10,618)
XDC Industries Shenzhen Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,759 USD	179
XDC Industries Shenzhen Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,004 USD	495
Xi An Global Printing Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,186 USD	(12)
Xi’An Global Printing Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,356 USD	(14)
Xi’an Manareco New Materials Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,127 USD	(602)
Xi’an Manareco New Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	33,640 USD	(33)
Xi’An Shaangu Power Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	272,162 USD	9,487
Xi’An Shaangu Power Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	118,653 USD	4,245
Xi’an Triangle Defense Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	372,779 USD	522
Xi’an Triangle Defense Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	166,526 USD	344
Xiamen Bank Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	59,513 USD	(40)
Xiamen Bank Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	24,679 USD	(17)
Xiamen C & D, Inc.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	12,616 USD	1,246
Xiamen C & D, Inc.	01/26/24	M	1.00%	Credit Suisse International	6,580 USD	644
Xiamen Faratronic Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,183 USD	1,206
Xiamen Faratronic Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	8,568 USD	626
Xiamen Hongxin Electronics Technology Group, Inc.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,490 USD	65
Xiamen Hongxin Electronics Technology Group, Inc.	01/26/24	M	1.97%	Credit Suisse International	6,002 USD	74
Xiamen Port Development Co. Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,312 USD	(94)
Xiamen Port Development Co. Ltd.	01/26/24	M	1.97%	Credit Suisse International	14,620 USD	(104)
Xiamen Solex High-Tech Industries Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	35,383 USD	(320)
Xiamen Solex High-Tech Industries Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,863 USD	(810)
Xiamen Tungsten Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,661 USD	(419)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xiamen Tungsten Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,990 USD	$(207)
Xiamen Xiangyu Co., Ltd.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	386 USD	8
Xiamen Xiangyu Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	771 USD	17
Xiamen Yanjan New Material Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,938 USD	9
Xiamen Yanjan New Material Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,645 USD	7
Xinfengming Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,117 USD	89
Xinfengming Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,231 USD	45
Xining Special Steel Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	41,306 USD	(685)
Xining Special Steel Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	17,250 USD	(280)
Xinjiang Hongtong Natural Gas Co., Ltd.	04/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	74,555 USD	(1,474)
Xinjiang Hongtong Natural Gas Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	60,259 USD	(1,388)
Xinjiang Joinworld Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	330,408 USD	1,898
Xinjiang Winka Times Department Store Co., Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	131,287 USD	1,053
Xinjiang Winka Times Department Store Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	56,239 USD	599
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	07/01/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,927 USD	916
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,058 USD	1,002
Xinlun New Materials Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,502 USD	(583)
Xinlun New Materials Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,624 USD	(621)
Xinxing Ductile Iron Pipes Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	459,407 USD	539
Xinxing Ductile Iron Pipes Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	201,978 USD	130
Xinyu Iron & Steel Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,022 USD	(171)
Xinyu Iron & Steel Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,704 USD	(90)
Xiongan Kerong Environment Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,775 USD	86
Xiongan Kerong Environment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	12,893 USD	222
Xylem, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	495,982 USD	10,546
YaGuang Technology Group Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,853 USD	39
YaGuang Technology Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	15,126 USD	63
Yamana Gold, Inc.	06/04/24	M	2.07%	JPMorgan Chase Bank, N.A.	14,192,096 USD	(1,252,244)
Yangling Metron New Material, Inc.	06/04/24	M	1.97%	JPMorgan Chase Bank, N.A.	215,076 USD	(7,384)
Yangling Metron New Material, Inc.	01/26/24	M	1.97%	Credit Suisse International	93,179 USD	(3,179)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yangtze Optical Fibre and Cable Joint Stock Ltd Co.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,687 USD	$84
Yangtze Optical Fibre and Cable Joint Stock Ltd Co.	01/26/24	M	1.00%	Credit Suisse International	1,345 USD	41
Yantai Changyu Pioneer Wine Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,614 USD	51
Yantai Changyu Pioneer Wine Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,308 USD	25
Yantai Eddie Precision Machinery Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,971 USD	(71)
Yantai Eddie Precision Machinery Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,490 USD	(40)
Yantai Jereh Oilfield Services Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	24,821 USD	(139)
Yantai Jereh Oilfield Services Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	17,539 USD	(81)
Yantai North Andre Juice Co., Ltd.	07/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	16,418 USD	1,020
Yantai North Andre Juice Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	6,673 USD	411
Yantai Zhenghai Bio-tech Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	824 USD	13
Yantai Zhenghai Bio-tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,647 USD	27
Yanzhou Coal Mining Co., Ltd.	03/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	25,056 USD	2,403
Yanzhou Coal Mining Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	59,719 USD	5,744
Yes Optoelectronics Group Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	11,645 USD	(126)
Yes Optoelectronics Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,809 USD	(55)
YETI Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	11,325 USD	55
Yifan Pharmaceutical Co., Ltd.	04/10/24	M	1.97%	JPMorgan Chase Bank, N.A.	401,820 USD	9,793
Yifan Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	183,811 USD	4,558
Yindu Kitchen Equipment Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,198 USD	9
Yindu Kitchen Equipment Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,708 USD	22
Yintai Gold Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,914 USD	(419)
Yintai Gold Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,336 USD	(225)
Yonghui Superstores Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	320,867 USD	14,728
Yonghui Superstores Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	152,753 USD	7,149
Yonghui Superstores Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	228,910 USD	7,522
Yonghui Superstores Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	101,370 USD	3,355
YongXing Special Materials Technology Co., Ltd.	05/16/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,322,223 USD	132,961
YongXing Special Materials Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	604,207 USD	61,995
Youngor Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,056 USD	17

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Youngor Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,925 USD	$8
Youngy Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	645,976 USD	(19,172)
Youngy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	295,678 USD	(8,680)
YTO Express Group Co., Ltd.	01/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,004,889 USD	17,002
YTO Express Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	467,967 USD	8,518
Yuanli Chemical Group Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	936 USD	(58)
Yuanli Chemical Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,434 USD	(150)
Yunda Holding Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	745,966 USD	54,065
Yunda Holding Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	341,512 USD	24,953
Yunding Technology Co., Ltd.	04/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	19,519 USD	(376)
Yunding Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	21,409 USD	(401)
Yunnan Bowin Technology Industry Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	39,135 USD	291
Yunnan Bowin Technology Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	16,441 USD	129
Yunnan Chihong Zinc&Germanium Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,661 USD	(481)
Yunnan Chihong Zinc&Germanium Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,159 USD	(259)
Yunnan Copper Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	876,154 USD	(11,594)
Yunnan Copper Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	401,899 USD	(5,122)
Yunnan Tin Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	1,051,059 USD	28,896
Yunnan Tin Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	519,173 USD	13,415
Yunnan Wenshan Electric Power Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,501 USD	(12)
Yunnan Wenshan Electric Power Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,973 USD	(27)
Yunnan Yuntianhua Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	115,293 USD	6,031
Yunnan Yuntianhua Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	50,066 USD	2,602
Zangge Mining Co., Ltd.	06/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	258,891 USD	5,838
Zangge Mining Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	118,153 USD	2,894
Zangge Mining Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	410,796 USD	8,932
Zangge Mining Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	179,088 USD	3,958
Zebra Technologies Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	72,050 USD	(2,972)
Zhefu Holding Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,566 USD	(267)
Zhefu Holding Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,005 USD	(141)
Zhejiang Anglikang Pharmaceutical Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,973 USD	(70)
Zhejiang Anglikang Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	4,530 USD	(70)
Zhejiang Bangjie Holding Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	27,010 USD	(50)
Zhejiang Bangjie Holding Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,276 USD	(19)
Zhejiang Cfmoto Power Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,165 USD	(370)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Cfmoto Power Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	3,582 USD	$(184)
Zhejiang Chint Electrics Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	123,470 USD	(3,211)
Zhejiang Chint Electrics Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	61,407 USD	(1,544)
Zhejiang Crystal-Optech Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,806 USD	134
Zhejiang Crystal-Optech Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,254 USD	77
Zhejiang Dafeng Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,317 USD	15
Zhejiang Dongri	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	118,519 USD	1,886
Zhejiang Dongri	01/26/24	M	1.97%	Credit Suisse International	49,610 USD	796
Zhejiang Garden Bio-Chemical High-tech Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	138,546 USD	5,771
Zhejiang Garden Bio-Chemical High-tech Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	84,066 USD	3,744
Zhejiang Great Shengda Packaging Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	84,744 USD	2,270
Zhejiang Great Shengda Packaging Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	35,507 USD	969
Zhejiang Haers Vacuum Containers Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,784 USD	269
Zhejiang Haers Vacuum Containers Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	6,206 USD	113
Zhejiang Hailiang Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	9,921 USD	(259)
Zhejiang Hailiang Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,321 USD	(145)
Zhejiang HangKe Technology, Inc., Co.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	541,784 USD	(24,782)
Zhejiang HangKe Technology, Inc., Co.	01/26/24	M	1.97%	Credit Suisse International	238,324 USD	(10,174)
Zhejiang Hisoar Pharmaceutical Co., Ltd.	04/23/24	M	1.97%	JPMorgan Chase Bank, N.A.	615,940 USD	(13,552)
Zhejiang Hisoar Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	272,243 USD	(5,780)
Zhejiang Huahai Pharmaceutical Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	218,896 USD	13,723
Zhejiang Huahai Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	109,488 USD	6,821
Zhejiang Huatie Emergency Equipment Science and Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,490 USD	701
Zhejiang Huatie Emergency Equipment Science and Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,498 USD	765
Zhejiang Huayou Cobalt Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,337 USD	92
Zhejiang International Group Co., Ltd.	05/29/24	M	1.97%	JPMorgan Chase Bank, N.A.	7,836 USD	(4)
Zhejiang International Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	8,631 USD	(10)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Jiahua Energy Chemical Industry Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	142,337 USD	$99
Zhejiang Jiahua Energy Chemical Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	98,149 USD	(1)
Zhejiang Jianye Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	254,677 USD	1,832
Zhejiang Jianye Chemical Co., Ltd.	05/08/24	M	1.97%	JPMorgan Chase Bank, N.A.	568,053 USD	4,257
Zhejiang Jiecang Linear Motion Technology Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	131,423 USD	(6,727)
Zhejiang Jiecang Linear Motion Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	57,285 USD	(2,918)
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	06/11/24	M	1.97%	JPMorgan Chase Bank, N.A.	6,083 USD	(25)
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	7,092 USD	(24)
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	17,757 USD	779
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	9,602 USD	437
Zhejiang Jolly Pharmaceutical Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	742 USD	1
Zhejiang Jolly Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,638 USD	(5)
Zhejiang Juhua Co., Ltd.	06/24/24	M	1.97%	JPMorgan Chase Bank, N.A.	610,280 USD	21,654
Zhejiang Juhua Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	266,579 USD	9,217
Zhejiang Medicine Co., Ltd.	05/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	11,417 USD	2
Zhejiang Medicine Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	17,018 USD	110
Zhejiang Meida Industrial Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	861 USD	15
Zhejiang Meida Industrial Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,937 USD	36
Zhejiang Ming Jewelry Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,445 USD	522
Zhejiang Ming Jewelry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,599 USD	221
Zhejiang Narada Power Source Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	199,931 USD	(3,320)
Zhejiang Narada Power Source Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	81,161 USD	(1,417)
Zhejiang Orient Financial Holdings Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,875 USD	37
Zhejiang Orient Financial Holdings Group Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	2,554 USD	22
Zhejiang Qianjiang Biochem	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	152,247 USD	(1,734)
Zhejiang Qianjiang Biochem	01/26/24	M	1.97%	Credit Suisse International	69,891 USD	(747)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Qianjiang Motorcycle Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	18,425 USD	$(2,162)
Zhejiang Qianjiang Motorcycle Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	20,580 USD	(2,481)
Zhejiang Sanhua Intelligent Controls Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	84,894 USD	2,132
Zhejiang Sanmei Chemical Industry Co., Ltd.	04/17/24	M	1.97%	JPMorgan Chase Bank, N.A.	410,250 USD	4,551
Zhejiang Sanmei Chemical Industry Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	197,292 USD	2,131
Zhejiang Semir Garment Co Ltd.	07/03/24	M	0.72%	JPMorgan Chase Bank, N.A.	3,363 USD	(3)
Zhejiang Semir Garment Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,771 USD	(3)
Zhejiang Shapuaisi Pharmaceutical Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	24,418 USD	(46)
Zhejiang Shapuaisi Pharmaceutical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	10,074 USD	(24)
Zhejiang Sunflower Great Health LLC	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	3,700 USD	(23)
Zhejiang Sunflower Great Health LLC	01/26/24	M	1.00%	Credit Suisse International	4,050 USD	(23)
Zhejiang Sunriver Culture Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	5,097 USD	448
Zhejiang Sunriver Culture Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,661 USD	490
Zhejiang Supcon Technology Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	15,328 USD	(112)
Zhejiang Supcon Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	8,761 USD	(66)
Zhejiang Taitan Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	69,353 USD	1,361
Zhejiang Taitan Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	26,788 USD	569
Zhejiang Talent Television & Film Co., Ltd.	06/05/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,722 USD	224
Zhejiang Talent Television & Film Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	2,939 USD	243
Zhejiang Tiantie Industry Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	857 USD	58
Zhejiang Tiantie Industry Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	857 USD	58
Zhejiang Wanfeng Auto Wheel Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	417,930 USD	(11,628)
Zhejiang Wanfeng Auto Wheel Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	181,974 USD	(5,094)
Zhejiang Wanma Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	55,648 USD	(628)
Zhejiang Wanma Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	29,315 USD	(345)
Zhejiang Weiming Environment Protection Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	22,511 USD	(79)
Zhejiang Weiming Environment Protection Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	39,886 USD	(181)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Weixing New Building Materials Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	10,077 USD	$696
Zhejiang Weixing New Building Materials Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	5,356 USD	389
Zhejiang Windey Co., Ltd.	06/13/24	M	1.97%	JPMorgan Chase Bank, N.A.	170,224 USD	14,848
Zhejiang Windey Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	73,759 USD	6,427
Zhejiang Xinan Chemical Industrial Group Co., Ltd.	06/26/24	M	1.97%	JPMorgan Chase Bank, N.A.	403,295 USD	(327)
Zhejiang Xinan Chemical Industrial Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	165,127 USD	(189)
Zhejiang Xinhua Chemical Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	238,007 USD	2,015
Zhejiang Xinhua Chemical Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	136,486 USD	1,540
Zhejiang Yasha Decoration Co., Ltd.	05/20/24	M	1.97%	JPMorgan Chase Bank, N.A.	428,328 USD	1,701
Zhejiang Yasha Decoration Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	186,642 USD	757
Zhejiang Zhaolong Interconnect Technology Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	14,921 USD	(105)
Zhejiang Zhaolong Interconnect Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,209 USD	(45)
Zhengzhou Coal Mining Machinery Group Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,137 USD	598
Zhengzhou Coal Mining Machinery Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	11,387 USD	1,313
Zhenjiang Dongfang Electric Heating Technology Co., Ltd.	05/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	2,402 USD	341
Zhenjiang Dongfang Electric Heating Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,282 USD	751
Zhewen Interactive Group Co., Ltd.	07/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	17,054 USD	153
Zhewen Interactive Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	18,679 USD	185
Zhiyang Innovation Technology Co., Ltd.	05/22/24	M	1.97%	JPMorgan Chase Bank, N.A.	13,664 USD	49
Zhiyang Innovation Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	5,490 USD	97
Zhongbai Holdings Group Co., Ltd.	05/14/24	M	1.97%	JPMorgan Chase Bank, N.A.	197,861 USD	3,722
Zhongbai Holdings Group Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	82,946 USD	1,618
Zhongji Innolight Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	515,284 USD	(9,248)
ZhongMan Petroleum and Natural Gas Group Corp.,Ltd.	05/15/24	M	1.97%	JPMorgan Chase Bank, N.A.	16,250 USD	342
ZhongMan Petroleum and Natural Gas Group Corp.,Ltd.	01/26/24	M	1.97%	Credit Suisse International	17,724 USD	405

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhongmin Energy Co., Ltd.	04/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	4,877 USD	$(81)
Zhongmin Energy Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	13,215 USD	(214)
Zhongshan Broad Ocean Motor Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	8,631 USD	(376)
Zhongshan Broad Ocean Motor Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,509 USD	(198)
Zhongtai Securities Co., Ltd.	07/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	231,579 USD	(1,884)
Zhongtai Securities Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	94,827 USD	(777)
ZhongYeDa Electric Co., Ltd.	07/02/24	M	1.97%	JPMorgan Chase Bank, N.A.	39,343 USD	(927)
ZhongYeDa Electric Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	17,727 USD	(419)
Zhuhai Enpower Electric Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	1,529 USD	110
Zhuzhou Kibing Group Co., Ltd.	07/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	14,198 USD	467
Zhuzhou Kibing Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	7,370 USD	248
ZIM Integrated Shipping Services Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	21,428 USD	(80)
Zions Bancorp NA	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	730,541 USD	(27,917)
Zoom Video Communications, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,453,595 USD	(74,711)
Zoominfo Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	65,516 USD	(2,327)
Zurn Water Solutions Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	138,523 USD	102
ZYF Lopsking Material Technology Co., Ltd.	06/03/24	M	1.97%	JPMorgan Chase Bank, N.A.	202,563 USD	2,630
ZYF Lopsking Material Technology Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	103,374 USD	1,368

Total Buys						$(2,226,768)

Sells
Abbott Laboratories	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,365 USD	(3)
Abiomed, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	387,525 USD	12,052
ABM Industries, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	923,562 USD	(22,777)
Acadia Healthcare Co., Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,535,340 USD	(13,590)
Acuity Brands, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	683,878 USD	4,870
Adient PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	115,782 USD	11,899
Advanced Drainage Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	874,006 USD	(1,564)
AECOM	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	61,402 USD	(1,144)
Aerojet Rocketdyne Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,738 USD	(73)
AeroVironment, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,977 USD	4
Affirm Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	39,150 USD	2,344
AGCO Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	645,128 USD	20,061
agilon health, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	281,153 USD	(28,200)
Agree Realty Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,938,328 USD	(75,613)
Akamai Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,065,953 USD	(7,996)
Albertsons Cos., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	12,573 USD	977
Alexandria Real Estate Equities, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,710,387 USD	13,409

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Algonquin Power & Utilities Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,392 USD	$(121)
Alkermes PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,053,216 USD	(81,515)
Allegheny Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	981,625 USD	7,979
Allison Transmission Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,183,308 USD	(4,690)
Allstate Corp. (The)	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,714,758 USD	4,664
Ambarella, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	68,698 USD	2,779
Amcor PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,168 USD	12
Amdocs Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,389,166 USD	(85,724)
AMERCO	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	4,650 USD	(133)
Ameren Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,146,675 USD	(11,379)
American Electric Power Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	14,624 USD	(918)
American Financial Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	916,613 USD	(18,550)
American Water Works Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,839,676 USD	(117,394)
Americold Realty Trust, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	393,404 USD	(11,114)
AmerisourceBergen Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,322,839 USD	79,249
Amicus Therapeutics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	230,975 USD	(20,105)
AMN Healthcare Services, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	726,345 USD	(20,890)
Annaly Capital Management, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	176,429 USD	1,186
Apartment Income REIT Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,287 USD	(2)
Apple Hospitality REIT, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,960 USD	246
Aptiv PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	472,204 USD	35,049
Archer-Daniels-Midland Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	285,296 USD	(4,850)
Arconic Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	94,888 USD	(1,857)
Arthur J Gallagher & Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,177,188 USD	855
Asbury Automotive Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	68,394 USD	320
Ashland Global Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,306,617 USD	(56,013)
Assured Guaranty Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	13,970 USD	(312)
Atmos Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	113,956 USD	(1,394)
Autoliv, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,017,254 USD	52,275
Automatic Data Processing, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	393,915 USD	14,372
Avangrid, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,300,895 USD	(57,431)
Avantor, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,622,201 USD	(68,395)
Avery Dennison Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	811,296 USD	21,856
Axalta Coating Systems Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,896,201 USD	96,845
Axis Capital Holdings Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	409,767 USD	(8,931)
Axonics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	555,870 USD	(77,701)
Azek Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	44,836 USD	2,617
Azenta, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,132 USD	(87)
Ball Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,217 USD	48
Bank of New York Mellon Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	381 USD	5
BCE, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	17,446 USD	(259)
Beam Therapeutics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	9,593 USD	341

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bentley Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,676,868 USD	$(77,443)
Berkshire Hathaway, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	223,667 USD	(1,029)
Best Buy Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	20,436 USD	1,531
Bill.com Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	18,162 USD	462
BJ’s Wholesale Club Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	980,980 USD	29,540
Black Hills Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,496 USD	55
Blueprint Medicines Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	852,136 USD	2,710
Booz Allen Hamilton Holding Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,590,741 USD	(185,480)
BorgWarner, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,535 USD	528
Boston Beer Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,023 USD	(7)
Boston Scientific Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	189 USD	2
Boyd Gaming Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	23,992 USD	510
Bright Horizons Family Solutions, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	501,219 USD	(15,789)
Brighthouse Financial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	848,637 USD	13,839
Broadcom, Inc.	05/30/24	M	1.27%	JPMorgan Chase Bank, N.A.	8,308,679 USD	296,214
Broadridge Financial Solutions, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	463,379 USD	11,495
Brookfield Renewable Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	18,444 USD	104
Brown & Brown, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	391,744 USD	(2,926)
Brown-Forman Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,613,168 USD	(35,512)
Bruker Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,135,933 USD	(26,382)
Builders Firstsource, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	648,377 USD	432
Bunge Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	93,056 USD	734
Burlington, Stores, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	20,607 USD	2,488
BWX Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	197,788 USD	(6,375)
Cable One, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	354,382 USD	(18,232)
Cabot Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	72,962 USD	(971)
Caci International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	660,871 USD	(41,606)
Cactus, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	578,352 USD	17,834
Cadence Design Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,818,859 USD	30,201
Cal-Maine Foods, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	26,734 USD	(837)
Camden Property Trust	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	466,105 USD	(8,341)
Campbell Soup Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	187,179 USD	1,850
Canada Goose Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	376 USD	16
Canadian National Railway Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,864,667 USD	(49,685)
Canadian Pacific Railway Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	758,860 USD	1,515
Carlyle Group, Inc. (The)	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,225,179 USD	58,179
Catalent, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,971,410 USD	(94,294)
Caterpillar, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,676,897 USD	112,406
Cboe Global Markets, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	25,229 USD	(805)
Centene Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	739,580 USD	(27,579)
Centerpoint Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	14,756 USD	(270)
Ceridian HCM Holding, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	904,469 USD	72,707
CF Industries Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,041,762 USD	57,410
ChampionX Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	476,144 USD	39,186
Chart Industries, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	457,679 USD	(14,500)
Check Point Software Technologies Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	17,306 USD	(230)
Chemours Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,633 USD	(49)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chipotle Mexican Grill, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	17,657 USD	$(644)
Church & Dwight Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,175,445 USD	(160,607)
Churchill Downs, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	495,018 USD	(33,414)
Ciena Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	284,426 USD	(7,277)
Citizens Financial Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	15,806 USD	210
Civitas Resources, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	30,534 USD	5,017
Clarivate PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	65,042 USD	(3,773)
Clean Harbors, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	81,740 USD	207
Cleveland-Cliffs, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	4,475 USD	371
CMS Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	47,668 USD	(730)
CNH Industrial NV	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,179,288 USD	105,555
CNX Resources Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	630,757 USD	44,189
Co.lgate-Palmolive Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,470 USD	(14)
Coca-Cola Europacific Partners PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,503,946 USD	3,489
Cognex Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	25,988 USD	348
Coinbase Global, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,233,965 USD	224,728
Columbia Banking System, Inc.	10/16/23	M	1.27%	JPMorgan Chase Bank, N.A.	3,016,534 USD	(63,427)
Comcast Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,218 USD	2
Comerica, Inc.	05/23/23	M	1.00%	Morgan Stanley Capital Services LLC	182,727 USD	6,762
Commercial Metals Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	403,181 USD	34,844
Confluent, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,973 USD	(743)
Consolidated Edison, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,935 USD	(13)
Cooper Cos., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	423,652 USD	13,152
Copa Holdings SA	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	35,475 USD	(646)
Corteva, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	345,926 USD	(3,872)
CoStar Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	872,347 USD	5,644
Credicorp Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,074,072 USD	56,275
Crescent Point Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	310,437 USD	46,677
Crown Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	450,649 USD	12,841
CubeSmart	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,743,657 USD	(29,607)
CVB Financial Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,209,385 USD	5,860
CVS Health Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	4,827 USD	(84)
Dana, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	47,125 USD	525
Darling Ingredients, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	230,371 USD	17,543
Deckers Outdoor Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,008,090 USD	30,355
Dell Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	866,497 USD	53,155
Denbury, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	126,925 USD	9,705
Dexcom, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,286,004 USD	(132,047)
DiamondRock Hospitality Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,294,655 USD	24,765
Discover Financial Services	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	173,926 USD	6,331
Dlocal Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	43,430 USD	(775)
Doximity, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	218,653 USD	34,490
DR. Horton, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	519,790 USD	4,766
DTE Energy Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	369,956 USD	(7,252)
Duke Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	28,473 USD	(2,296)
DXC Technology Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,640,674 USD	19,786
Dycom Industries, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	308,634 USD	(9,190)
Eagle Materials, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,228,024 USD	(2,644)
Eastman Chemical Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	226,016 USD	5,811
eBay, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	29,645 USD	435
Elanco Animal Health, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	41,486 USD	597
Element Solutions, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	292 USD	8
EMCOR Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	100,965 USD	1,917

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Emerson Electric Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	516,638 USD	$16,570
EnLink Midstream LLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	453 USD	20
Entegris, Inc.	12/19/23	M	1.27%	JPMorgan Chase Bank, N.A.	3,451,551 USD	131,186
Entergy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	151,190 USD	(762)
EPR Properties	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	70,715 USD	(2,496)
Equitable Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	485,456 USD	11,581
Equity LifeStyle Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,315,797 USD	(17,214)
Equity Residential	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	160,782 USD	(1,207)
Essential Utilities, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	839,951 USD	(37,801)
Estee Lauder Cos., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	797,732 USD	37,288
Euronav NV	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	180,915 USD	6,976
Everest Re Group Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	206,166 USD	1,842
Evergy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	200,372 USD	(3,664)
Exelixis, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	12,365 USD	(939)
ExlService Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,475,963 USD	(119,697)
eXp World Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	636 USD	12
Expedia Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,205,807 USD	48,218
Extra Space Storage, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	897,758 USD	(20,380)
Fastenal Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,536 USD	(12)
Federated Hermes, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,675,704 USD	(75,829)
Ferguson PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,156 USD	53
First BanCorp	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,147,233 USD	36,147
First Citizens BancShares, Class A	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	364,348 USD	5,423
First Interstate BancSystem, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,901,666 USD	(33,445)
First Republic Bank	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,367,362 USD	21,399
FleetCor Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	425,658 USD	11,952
Flex Acquisition Company, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	13,560 USD	435
Flowers Foods, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,409,371 USD	(74,866)
Flowserve Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	81,779 USD	698
FMC Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	499,606 USD	8,645
FNB Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	12,430 USD	93
Foot Locker, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	956,661 USD	131,390
Fortinet, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	683,473 USD	(4,597)
Fox Factory Holding Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	193,583 USD	6,247
Franco-Nevada Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,846 USD	556
Franklin Resources, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	133,438 USD	6,235
Freeport-McMoRan, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	237,657 USD	(110)
Frontier Group Holdings, Inc.	02/09/24	M	0.94%	JPMorgan Chase Bank, N.A.	2,639,131 USD	33,372
FTI Consulting, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,009,612 USD	(138,886)
Gaming and Leisure Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,139,183 USD	(26,923)
Gartner, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,004 USD	102
General Dynamics Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	95,700 USD	1,669
Genpact Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,046,023 USD	(10,223)
Gentex Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	449,680 USD	2,440
Gilead Sciences, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	28,319 USD	(608)
Global Payments, Inc.	05/23/23	M	1.00%	Morgan Stanley Capital Services LLC	57,990 USD	458
Globe Life, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	386,224 USD	4,629
Gold Fields Ltd.	06/04/24	M	1.01%	JPMorgan Chase Bank, N.A.	14,066,343 USD	827,432
Grand Canyon Education, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	650,390 USD	10,840
Graphic Packaging Holding Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,795,532 USD	(84,830)
Grocery Outlet Holding Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	499,293 USD	(12,608)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Group 1 Automotive, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	259,525 USD	$5,335
Guardant Health, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	320,107 USD	(17,579)
H&R Block, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	232,979 USD	(10,693)
Halozyme Therapeutics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,204,742 USD	46,354
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	138,891 USD	(5,809)
Hanover Insurance Group, Inc.	05/23/23	M	1.00%	Morgan Stanley Capital Services LLC	104,331 USD	(3,017)
Harley-Davidson, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,726 USD	(15)
Harmony Biosciences Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	737,607 USD	(42,664)
Hasbro, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	52,857 USD	372
Hayward Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	28,704 USD	(695)
Healthpeak Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	416,070 USD	(11,549)
HEICO Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	104,606 USD	628
Helmerich & Payne, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	207,252 USD	(11,105)
Hess Corp.	05/23/23	M	1.00%	Morgan Stanley Capital Services LLC	10,348 USD	496
Hexcel Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	557,018 USD	(24,146)
Hilton Grand Vacations, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	217,188 USD	10,525
HP, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	18,105 USD	797
Hubbell, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	10,644 USD	465
Humana, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	13,918 USD	(592)
Huntington Bancshares, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,606 USD	19
Huntington Bancshares, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	562,253 USD	(1,030)
Hyatt Hotels Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,239 USD	326
IDACORP, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	83,364 USD	(1,160)
II-VI, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	317,398 USD	31,008
II-VI, Inc.	03/29/23	M	1.27%	JPMorgan Chase Bank, N.A.	3,673,783 USD	134,389
Illumina, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	14,842 USD	(91)
Inari Medical, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	924,381 USD	2,777
Ingersoll Rand, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	995,062 USD	22,046
Ingredion, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	19,351 USD	309
Inspire Medical Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	106,928 USD	(4,318)
Installed Building Products, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	835,541 USD	(38,803)
Insulet Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	495,614 USD	18,979
Integra LifeSciences Holdings Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	23,520 USD	666
Intercontinental Exchange, Inc.	05/13/24	M	1.27%	JPMorgan Chase Bank, N.A.	2,661,014 USD	(6,524)
Invitation Homes, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,398 USD	(291)
Ionis Pharmaceuticals, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	169,280 USD	1,765
IQVIA Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	841,763 USD	(35,311)
J2 Global, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	12,140 USD	66
Jackson Financial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,984,001 USD	141,862
Janus Henderson Group plc	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,029,533 USD	9,974
Jazz Pharmaceuticals PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	85,395 USD	(98)
JB Hunt Transport Services, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,302 USD	58
JBG SMITH Properties	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	97,446 USD	4,328

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
John Bean Technologies Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	418,219 USD	$(5,904)
Juniper Networks, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	1,782 USD	15
KB Home	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	16,069 USD	(1,490)
KBR, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	77,951 USD	(1,408)
Kellogg Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	68,277 USD	290
Kennametal, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	188,553 USD	5,733
KeyCorp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	25,702 USD	425
Keysight Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	498,644 USD	(4,784)
Kimberly-Clark Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	24,539 USD	(1,816)
Kinsale Capital Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	13,593 USD	(185)
Kirby Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	620,366 USD	(4,035)
Kroger Co. (The)	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	746,957 USD	16,513
L3Harris Technologies, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	194,992 USD	(4,411)
Laboratory Corp. of America Holdings	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,404 USD	139
Lamb weston holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,568,364 USD	(113,459)
Landstar System, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	338,252 USD	(2,758)
Lantheus Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	231,001 USD	(16,744)
Lattice Semiconductor Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	432,665 USD	12,412
LCI Industries	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	32,333 USD	(1,790)
Lear Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	543,442 USD	10,927
Leggett & Platt, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	815,037 USD	1,647
LGI Homes, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	459,492 USD	(9,768)
Liberty Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	917,564 USD	67,301
Liberty Global PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,827,043 USD	69,430
Liberty Media Corp-Liberty Formula One	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,204,328 USD	(26,799)
Life Storage, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	33,872 USD	(519)
Lightspeed Co.mmerce, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	177,549 USD	(159)
Lincoln National Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	6,581 USD	267
Lithia Motors, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	8,568 USD	323
Littelfuse, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	49,603 USD	827
LKQ Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	74,521 USD	(2,059)
LME Nickel Future Dec24 Swap	05/06/22	M	0.00%	Morgan Stanley Capital Services LLC	— USD	3,264,576
Lockheed Martin Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	19,272 USD	(506)
LPL Financial Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,007,202 USD	37,760
LXI REIT Plc	05/15/24	M	0.33%	JPMorgan Chase Bank, N.A.	280,473 GBP	(12,424)
Lyft, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,288,055 USD	122,045
MACOM Technology Solutions Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,230 USD	(15)
Macy’s, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,581,335 USD	186,193
Magnolia Oil & Gas Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	28,948 USD	4,348
Manhattan Associates, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	53,311 USD	2,428
Markel Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	28,266 USD	(185)
Marriott International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	869,460 USD	8,381
Marriott Vacations Worldwide Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	645,670 USD	25,511
Masco Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,169,890 USD	(35,866)
Masimo Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	303,430 USD	(8,741)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MasTec, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	185,057 USD	$4,976
Matador Resources Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,111 USD	409
Matson, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	280,492 USD	560
Mattel, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	58,561 USD	1,106
MDU Resources Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,086,078 USD	(49,857)
Medifast, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	148,587 USD	6,165
Medpace Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	74,620 USD	(4,256)
Mercury Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	897,804 USD	(80,269)
Meritage Homes Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	43,967 USD	1,554
Methanex Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	25,910 USD	1,404
MetLife, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	20,572 USD	(86)
MGIC Investment Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	34,268 USD	(1,554)
Microchip Technology, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	402,432 USD	13,296
MKS Instruments, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	4,149 USD	44
Moelis & Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	511,725 USD	(3,642)
Mondelez International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,161 USD	(12)
Monolithic Power Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	142,480 USD	11,139
Mosaic Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	33,424 USD	2,819
Motorola Solutions, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	323,774 USD	(6,975)
Murphy Oil Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	202,175 USD	23,601
Natera, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	133,658 USD	(2,326)
National Retail Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	821,071 USD	(32,393)
National Vision Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,466,311 USD	29,326
Neuricrine Biosciences, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	10,364 USD	(456)
New Jersey Resources Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	38,741 USD	445
New Relic, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	11,331 USD	(982)
New York Community Bancorp, Inc.	04/28/23	M	1.27%	JPMorgan Chase Bank, N.A.	47,526 USD	(2,579)
New York Times Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	185,740 USD	7,598
NextEra Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	30,335 USD	(339)
NiSource, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,161,817 USD	(20,407)
Noble Corp.	11/14/23	M	0.50%	JPMorgan Chase Bank, N.A.	814,117 USD	168,377
Northern Trust Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	182,557 USD	3,297
NortonLifeLock, Inc.	08/15/23	M	1.27%	JPMorgan Chase Bank, N.A.	75,955 USD	413
NOV, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	174,203 USD	1,805
NRG Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	58,341 USD	(1,204)
Nu Skin Enterprises, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	146,342 USD	3,626
Nucor Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	323,982 USD	22,655
Nutrien Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	155,230 USD	8,920
NuVasive, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,494 USD	71
NVR, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	535,570 USD	(8,993)
O’Reilly Automotive, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	768,633 USD	(38,757)
Occidental Petroleum Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	265,377 USD	(13,714)
OGE Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,011,574 USD	(21,564)
Old Dominion Freight Line, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,874,779 USD	(42,708)
Omnicell, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,623,895 USD	(33,215)
ONEOK, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	390,565 USD	12,332
Open Text Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	105,587 USD	(2,106)
Option Care Health, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	631,416 USD	(1,056)
Oshkosh Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	81,972 USD	2,542
Pacira BioSciences, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	95,347 USD	(9,535)
Paramount Global	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	18,204 USD	(59)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Park Hotels & Resorts, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	454,954 USD	$21,406
Parker-Hannifin Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,086,059 USD	24,599
Paychex, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	387,387 USD	30,632
Paycom Software, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	196,997 USD	14,078
Paylocity Holding Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	109,745 USD	5,616
PDC Energy, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	392,614 USD	21,414
Pebblebrook Hotel Trust	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	30,310 USD	1,627
Pegasystems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	126,268 USD	(2,039)
Pembina Pipeline Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	538,286 USD	8,177
PennyMac Financial Services, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	51,320 USD	(1,963)
Penske Automative Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	644,478 USD	14,977
Pentair PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	949,938 USD	(25,947)
Performance Food Group Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	81,998 USD	(7,387)
Perrigo Co. PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	949,924 USD	(32,641)
PG&E Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	47,020 USD	94
Phillips Edison & Co., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	289,586 USD	4,532
Physicians Realty Trust	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,503,092 USD	(58,090)
Pilgrim’s Pride Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	88,831 USD	(2,798)
Pinnacle West Capital Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	73,910 USD	(233)
PNC Financial Services Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	27,229 USD	(223)
Polaris, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	137,307 USD	2,485
Pool Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	344,392 USD	8,616
Popular, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	11,834 USD	217
PPG Industries, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	106,239 USD	5,392
Principal Financial Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,845,213 USD	37,676
Progressive Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,470,772 USD	7,165
Progyny, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,791 USD	(334)
Prologis, Inc.	06/17/24	M	1.27%	JPMorgan Chase Bank, N.A.	19,437,156 USD	(915,117)
Prologis, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,673,787 USD	55,393
Prosperity Bancshares, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	808,420 USD	1,536
PTC, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,375,787 USD	(2,592)
PulteGroup, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	618,504 USD	(18,627)
Pure Storage, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	31,933 USD	(25)
PVH Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	9,564 USD	574
Q2 Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	50,349 USD	(1,258)
Qualys, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,197,478 USD	72,813
Quanta Services, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	245,352 USD	(11,470)
Quest Diagnostics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,965,928 USD	(15,474)
R1 RCM, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	88,813 USD	(4,124)
Radian Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	675,602 USD	4,476
Raymond James Financial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	494,785 USD	3,298
Rayonier, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	677,853 USD	(8,818)
Realty Income Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,176,940 USD	(50,033)
Regency Centers Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	105,741 USD	3,669
Regions Financial Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	683,689 USD	12,177
Reinsurance Group of America, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,306,109 USD	(41,553)
RenaissanceRe Holdings Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,682,230 USD	(68,957)
Rentokil Initial PLC	12/18/23	M	0.84%	JPMorgan Chase Bank, N.A.	2,627,083 GBP	(180,828)
Replimune Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,137 USD	153
ResMed, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	738,494 USD	(29,381)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RingCentral, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	45,915 USD	$(283)
Ritchie Bros Auctioneers, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,318 USD	(89)
Rollins, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,221,033 USD	(80,540)
Royalty Pharma PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,923,525 USD	(56,896)
RPM International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	108,325 USD	3,392
Sabra Health Care REIT, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,838,101 USD	(4,836)
Saia, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	366,174 USD	11,042
Science Applications International Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	363,266 USD	(16,396)
Scotts Miracle-Group Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	83,236 USD	2,192
SEI Investments Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	42,649 USD	837
Selective Insurance Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,333,979 USD	(43,586)
Sensata Technologies Holding PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	493,462 USD	12,572
SentinelOne, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	115,697 USD	1,614
Service Corp International	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	404,586 USD	(16,354)
Signature Bank	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,543,104 USD	23,053
Signet Jewelers Ltd.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	66,327 USD	8,590
Silvergate Capital Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	206,444 USD	30,276
Simply Good Foods Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	586,087 USD	43,747
Site Centers Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	76,195 USD	2,043
Skyline Champion Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	214,228 USD	(11,444)
SM Energy Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	20,139 USD	3,113
Smartsheet, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	104,182 USD	(228)
Southern Copper, Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	118,562 USD	4,895
SouthState Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	15,317 USD	(36)
Spire, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	496,257 USD	(17,119)
Sprouts Farmers Market, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	442,711 USD	11,081
SSR Mining, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	871 USD	103
STAAR Surgical Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	140,873 USD	3,694
Stanley Black & Decker, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	840,934 USD	37,392
Steel Dynamics, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,586,686 USD	102,743
STORE Capital Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	671,054 USD	(7,495)
Sun Communities, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	164,525 USD	2,296
Sunstone Hotel Investors, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	572,560 USD	4,580
Synchrony Financial	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	458,579 USD	25,110
Syneos Health, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	383,399 USD	3,782
Sysco Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	106,743 USD	1,872
T Rowe Price Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	732,799 USD	42,618
Tandem Diabetes Care, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	251,348 USD	(6,780)
Tapestry, Inc.	05/23/23	M	0.33%	Morgan Stanley Capital Services LLC	2,135,741 USD	108,358
Taylor Morrison Home Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	530,360 USD	(5,472)
TC Energy Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	330,480 USD	11,434
TechnipFMC PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,857,078 USD	66,514
Teleflex, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,890 USD	268
TELUS Corp.	06/19/24	M	1.15%	JPMorgan Chase Bank, N.A.	7,127,050 CAD	24,993
Tetra Tech, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,523,716 USD	1,047
Texas Capital Bancshares, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	412,594 USD	(1,894)
Texas Roadhouse, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	17,608 USD	(546)
TFI International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	87,613 USD	(4,789)
Thomson Reuters Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,976,347 USD	(84,406)
Thor Industries, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	29,480 USD	(711)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Timken Co. (The)	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	290,579 USD	$7,717
TJX Cos., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	204,262 USD	5,827
TopBuild Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	862,783 USD	14,279
Toro Co. (The)	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	16,296 USD	(302)
Trane Technologies PLC	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	36,334 USD	(289)
Travelers Cos., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	554,209 USD	(1,383)
Trex Co, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	50,879 USD	4,078
UBS Group AG	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	804,197 USD	26,302
UDR, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	195,898 USD	4,371
UGI Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,339,880 USD	(3,131)
Ultragenyx Pharmaceutical, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	66,292 USD	(1,601)
Under Armour, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	48,971 USD	2,981
Union Pacific Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	48,178 USD	(876)
United Bankshares, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,698,395 USD	(5,831)
United Rentals, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,931,885 USD	(45,645)
United States Steel Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	961,262 USD	82,884
Univar Solutions, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	3,116 USD	182
Unum Group	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	7,621 USD	(34)
Urban Edge Properties	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	30,840 USD	2,066
US Food Holdings Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	16,268 USD	(1,251)
Vail Resorts, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	19,424 USD	454
Varonis Systems, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	4,975 USD	782
VICI Properties, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,662,019 USD	6,240
Vir Biotechnology, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	239,792 USD	(7,394)
Visteon Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	380,477 USD	8,003
Voya Financial, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	211,966 USD	3,730
W. R. Berkley Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	2,596,806 USD	(11,545)
Walt Disney Co.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	33,398 USD	(397)
Waters Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	188,335 USD	(324)
Watsco, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	304,766 USD	4,092
WEC Energy Group, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,611,806 USD	(25,707)
WESCO International, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	89,783 USD	3,139
Westinghouse Air Brake Technologies Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	296,652 USD	9,126
WEX, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,171,696 USD	20,864
Whirlpool Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	68,400 USD	(827)
Williams Cos., Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	14,506 USD	150
WillScot Mobile Mini Holdings Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	282,741 USD	(1,713)
Wolfspeed, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	9,828 USD	(134)
Workday, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	44,352 USD	(314)
WW Grainger, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	389,775 USD	(27,051)
Xerox Holdings Corp.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	27,100 USD	1,885
Yum China Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,807,460 USD	(63,671)
Zimmer Biomet Holdings, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	40,146 USD	223
Zoetis, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	1,461,612 USD	14,126
Zscaler, Inc.	05/23/23	M	1.58%	Morgan Stanley Capital Services LLC	16,077 USD	79

Total Sells						$3,634,858

Total OTC Total Return Swaps Outstanding						$1,408,090

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2022

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley & Co. LLC	3,000,000 USD	$(255,974)	$—	$(255,974)
Pays	1-Year USD SOFR	1.31%	1Y/1Y	04/12/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,900,000 USD	315,793	—	315,793
Pays	1-Year USD SOFR	1.59%	1Y/1Y	06/6/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	25,752	—	25,752
Pays	1-Year USD SOFR	1.62%	1Y/1Y	06/7/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	52,058	—	52,058
Pays	1-Year USD SOFR	1.66%	1Y/1Y	01/10/2058	Morgan Stanley & Co. LLC	3,735,000 USD	510,816	—	510,816
Pays	1-Year USD SOFR	1.69%	1Y/1Y	01/10/2057	Morgan Stanley & Co. LLC	2,490,000 USD	357,890	—	357,890
Pays	1-Year USD SOFR	1.69%	1Y/1Y	01/15/2057	Morgan Stanley & Co. LLC	9,130,000 USD	1,311,538	—	1,311,538
Pays	1-Year USD SOFR	1.70%	1Y/1Y	06/7/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	92,569	—	92,569
Pays	1-Year USD SOFR	1.73%	1Y/1Y	01/22/2057	Morgan Stanley & Co. LLC	3,901,000 USD	534,864	—	534,864
Pays	1-Year USD SOFR	1.73%	1Y/1Y	04/12/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,600,000 USD	210,005	—	210,005
Pays	1-Year USD SOFR	1.74%	1Y/1Y	01/12/2057	Morgan Stanley & Co. LLC	9,545,000 USD	1,290,861	—	1,290,861
Pays	1-Year USD SOFR	1.80%	1Y/1Y	03/30/2062	Morgan Stanley & Co. LLC	16,464,000 USD	1,073,677	—	1,073,677
Pays	1-Year USD SOFR	1.83%	1Y/1Y	03/30/2062	Morgan Stanley & Co. LLC	6,157,200 USD	379,426	—	379,426
Pays	1-Year USD SOFR	1.92%	1Y/1Y	04/12/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,100,000 USD	79,548	—	79,548
Pays	1-Year USD SOFR	2.21%	1Y/1Y	07/6/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	49,036	—	49,036

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	1-Year USD SOFR OIS	2.22%	1Y/1Y	03/25/2037	Morgan Stanley & Co. LLC	2,000,000 USD	$149,090	$—	$149,090
Pays	1-Year USD SOFR	2.27%	1Y/1Y	04/26/2057	Morgan Stanley & Co. LLC	16,800,000 USD	613,045	—	613,045
Pays	1-Year USD Federal Fund OIS	2.33%	1Y/1Y	04/23/2057	Morgan Stanley & Co. LLC	8,400,000 USD	197,310	—	197,310
Pays	3-Month USD SOFR	2.41%	6M/3M	05/28/2057	Morgan Stanley & Co. LLC	20,750,000 USD	167,073	—	167,073
Pays	3-Month CNY-CNREPOFIX	2.60%	3M/3M	09/21/2027	Morgan Stanley & Co. LLC	111,764,752 CNY	37,533	—	37,533
Pays	1-Year USD SOFR	2.73%	1Y/1Y	05/13/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,300,000 USD	(362)	—	(362)
Pays	1-Year USD SOFR	3.08%	1Y/1Y	05/15/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,200,000 USD	(4,076)	—	(4,076)
Pays	1-Year USD SOFR	3.12%	1Y/1Y	06/16/2037	Morgan Stanley & Co. LLC	2,300,000 USD	(76,710)	(801)	(75,909)
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/12/2035	Morgan Stanley & Co. LLC	1,500,000 USD	387,273	—	387,273
Receives	3-Month USD LIBOR	0.69%	6M/3M	12/29/2027	Morgan Stanley & Co. LLC	3,000,000 USD	356,315	—	356,315
Receives	3-Month USD LIBOR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	20,000,000 USD	1,573,939	—	1,573,939
Receives	3-Month USD LIBOR	0.80%	6M/3M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	6,039	—	6,039
Receives	3-Month USD LIBOR	0.95%	6M/3M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	82,902	—	82,902
Receives	3-Month USD LIBOR	1.10%	6M/3M	03/25/2030	Morgan Stanley & Co. LLC	750,000 USD	99,900	2,034	97,866
Receives	3-Month USD LIBOR	1.24%	6M/3M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	66,374	—	66,374
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	5,000,000 USD	368,528	—	368,528
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	279,955	—	279,955
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	3,140,000 USD	307,735	—	307,735
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	106,045	6,114	99,931

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	$411,344	$—	$411,344
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	436,995	—	436,995
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	435,770	—	435,770
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	102,239	4,658	97,581
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	402,916	—	402,916
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley & Co. LLC	2,500,000 USD	55,765	—	55,765
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley & Co. LLC	8,000,000 USD	163,737	—	163,737
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	73,097	—	73,097
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	1,650,000 USD	118,190	—	118,190
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/29/2024	Morgan Stanley & Co. LLC	5,000,000 USD	127,002	—	127,002
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/30/2024	Morgan Stanley & Co. LLC	2,000,000 USD	43,167	—	43,167
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	52,506	—	52,506
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	18,397	4,800	13,597
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley & Co. LLC	4,000,000 USD	73,215	—	73,215
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley & Co. LLC	2,000,000 USD	35,916	—	35,916
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley & Co. LLC	3,000,000 USD	34,467	—	34,467
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	144,768	—	144,768
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	77,800	24,111	53,689
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/23/2024	Morgan Stanley & Co. LLC	2,000,000 USD	33,949	—	33,949
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	33,490	—	33,490

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/13/2026	Morgan Stanley & Co. LLC	3,000,000 USD	$72,455	$—	$72,455
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	65,061	—	65,061
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley & Co. LLC	7,000,000 USD	101,106	—	101,106
Receives	1-Year USD SOFR	2.67%	1Y/1Y	05/15/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	34,200,000 USD	(21,399)	—	(21,399)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	47,995	—	47,995
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley & Co. LLC	1,000,000 USD	16,762	—	16,762
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley & Co. LLC	3,000,000 USD	49,658	—	49,658
Receives	1-Year USD LIBOR	2.81%	1Y/1Y	05/11/2032	Morgan Stanley & Co. LLC	1,000,000 USD	14,303	(349)	14,652
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/30/2029	Morgan Stanley & Co. LLC	3,000,000 USD	34,618	—	34,618
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(27,020)	(1,053)	(25,967)
Receives	6-Month PLN WIBOR	7.17%	1Y/6M	09/21/2027	Morgan Stanley Capital Services LLC	44,183,404 USD	(130,812)	—	(130,812)
Receives	1-Year BRL-CDI	11.94%	1Y/1Y	01/4/2027	Morgan Stanley & Co. LLC	11,116,713 BRL	(52,460)	—	(52,460)

Total Centrally Cleared Interest Rate Swaps Outstanding							$13,790,764	$39,514	$13,751,250

Abbreviation Legend:
M	Monthly
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2022 (Unaudited)

LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended June 30, 2022 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended June 30, 2022, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2022, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Schedule of Investments include the Schedule of Investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars, except as otherwise noted. The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ended June 30, 2022.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2022, the total fair value of Level 3 investments was $78,512,509. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through back testing, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Where appropriate, the accounting for investments of Blackstone Inc. (“Blackstone”) incorporates the changes in fair value of those investments as determined under U.S. GAAP. The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2022, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2022, the Fund did not have any investment in short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the valuation procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At June 30, 2022, the Fund had an outstanding commitment of $3,340,741 related to held unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests. CCA and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE futures U.S., Inc. (ICE) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g. 2017 Vintage, 2018 Vintage and 2019 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2016 Vintage Allowance can be delivered against the 2017 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2022, the face value of open reverse repurchase agreements for the Fund was $56,457,475.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of rights to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts, which may be reinvested for the purchase of investments in securities. As of June 30, 2022, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swaps may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return Swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund expects to obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,020,745,844	$4,231,389	$805,897	$1,025,783,130
Preferred Stock	—	—	9,527,345	9,527,345
Asset-Backed Securities	—	85,837,611	—	85,837,611
Convertible Bonds	—	4,083,498	—	4,083,498
Bank Debt	—	112,523,718	67,719,170	180,242,888
Corporate Bonds & Notes	—	349,986,165	125,350	350,111,515
Sovereign Debt	—	270,324,686	—	270,324,686
Mortgage-Backed Securities	—	685,864,514	—	685,864,514
U.S. Government Sponsored Agency Securities	—	5,259,040	—	5,259,040
U.S Treasury Notes	—	134,241,635	—	134,241,635
Municipals	—	275,838	—	275,838
Exchange-Traded Funds	38,685,945	—	—	38,685,945
Warrants	2,921,854	243,757	243,536	3,409,147
Rights	195,842	—	102,355	298,197
Commodities	—	425,383,280	—	425,383,280
Repurchase Agreements	—	222,062,237	—	222,062,237
Purchased Options	178,984,026	102,855,870	—	281,839,896
Subtotal	$1,241,533,511	$2,403,173,238	$78,523,653	$3,723,230,402
Investments Valued at NAV				416,150,881
Total Investments in Securities	$1,241,533,511	$2,403,173,238	$78,523,653	$4,139,381,283
Other Financial Instruments:
Unfunded Loan Commitment(a)	—	22,283	—	22,283
Futures Contracts	114,071,036	—	—	114,071,036
Forward Foreign Currency Exchange Contracts	—	3,304,592	—	3,304,592
OTC Credit Default Swaps	—	6,561,843	—	6,561,843
OTC Total Return Swaps	—	34,939,709	—	34,939,709
Centrally Cleared Interest Rate Swaps	—	14,359,578	—	14,359,578
Total Assets and Other Financial Instruments	$1,355,604,547	$2,462,361,243	$78,523,653	$4,312,640,324

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$433,567,795	$—	$11,144	$433,578,939
Corporate Bonds & Notes	—	54,609,672	—	54,609,672
Exchange-Traded Funds	18,821,345	—	—	18,821,345
Mortgage-Backed Securities	—	510,809,321	—	510,809,321
Sovereign Debt	—	124,143,899	—	124,143,899
U.S Treasury Note	—	8,932,422	—	8,932,422
Warrants	—	—	—	—
Total Securities Sold Short	452,389,140	698,495,314	11,144	1,150,895,598
Other Financial Instruments:
Options Written	167,116,885	633,697	—	167,750,582
Reverse Repurchase Agreements	—	56,495,273	—	56,495,273
Futures Contracts	105,913,933	—	—	105,913,933
Forward Foreign Currency Exchange Contracts	—	989,843	—	989,843
Centrally Cleared Credit Default Swaps	—	648,067	—	648,067
OTC Credit Default Swaps	—	21,424,784	—	21,424,784
OTC Total Return Swaps	—	33,531,619	—	33,531,619
Centrally Cleared Interest Rate Swaps	—	568,814	—	568,814
Total Liabilities and Other Financial Instruments	$725,419,958	$812,787,411	$11,144	$1,538,218,513

(a)	Represents unrealized appreciation (depreciation).

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event - Driven (1)	41,453,252	1,759,283	N/A	67,209,628	Semi-Annual	—	68,968,911

Macro Strategies(2)	N/A	N/A	N/A	86,901,011	90 days	—	86,901,011

Macro Strategies(2)	N/A	N/A	N/A	185,550,959	6 days	—	185,550,959

Macro Strategies(2)	N/A	N/A	N/A	74,730,000	2 years	—	74,730,000

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Warrants	Rights	Common Stocks Sold Short	Warrants Sold Short	Unfunded Loan Commitment	Total
Balance as of March 31, 2022	$805,897	$9,655,872	$92,116,920	$126,440	$262,811	$—	$(11,144)	$—	$71,259	$103,028,055
Transfers In	—	—	26,625,054	—	—	—	—	—	—	26,625,054
Transfers Out	—	—	(48,075,469)	—	—	—	—	—	—	(48,075,469)
Purchases	—	—	1,163,670	—	—	102,355	12,690	—	—	1,278,715
Sales	(479)	—	(2,403,455)	—	—	—	(6,905)	—	—	(2,410,839)
Amortization	—	—	1,137,720	—	—	—	—	—	—	1,137,720
Net realized gain (loss)	479	—	720,267	—	—	—	(1,285)	—	—	719,461
Net change in unrealized appreciation (depreciation)	—	(128,527)	(3,565,537)	(1,090)	(19,275)	—	(4,500)	—	(71,259)	(3,790,188)
Balance as of June 30, 2022	$805,897	$9,527,345	$67,719,170	$125,350	$243,536	$102,355	$(11,144)	$—	$—	$78,512,509

Net change in unrealized appreciation (depreciation) related to investments still held as of June 30, 2022	$—	$—	$(3,376,529)	$(1,090)	$(19,275)	$—	$(4,500)	$—	$(71,259)	$(3,472,653)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2022 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2022.

Assets	Valuation Technique	Unobservable Inputs	Fair Value at June 30, 2022	Range of Inputs (Weighted Average)
Investments in Securities:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$42,686,520	N/A
	Comparable Company Multiples	EBITDA Multiples	14,259,341	8.5x(a)
			8,164,555	10.0x(a)
	Distribution Analysis	Expected Distribution Proceeds	2,608,754	N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	794,753	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	125,350	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	7,969,708	N/A
	Comparable Company Multiples	EBITDA Multiples	1,557,638	9.13x to 9.16x(a)
Rights	Broker-dealer Quotations	Indicative Bid	102,355	N/A
Warrants	Distribution Analysis	Expected Distribution Proceeds	243,536	N/A
	Broker-dealer Quotations	Indicative Bid	—	N/A

Total Investments in Securities			$78,512,509

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.